Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund Access VP High Yield
m
Repurchase Agreements
(a)
( 88.7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $11,846,325 $ 11,845,000 $ 11,845,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,845,000) 11,845,000
TOTAL INVESTMENT SECURITIES
  (Cost $11,845,000)— 88.7% $ 11,845,000
Net other assets (liabilities) —  11.3% 1,515,827
NET ASSETS — 100.0% $ 13,360,827
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF Goldman Sachs International 10/23/25 3.09% $ 6,859,104 $ (10,007)
iShares iBoxx $ High Yield
Corporate Bond ETF UBS AG 10/23/25 4.89% 6,499,354 (12,182)
$13,358,458 $(22,189)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Asia 30
Common Stocks ( 99 .9% )
Shares Value
Alibaba Group Holding, Ltd.
ADR
(Broadline Retail) 11,882 $ 2,123,671
ASE Technology Holding Co., Ltd.
ADR
(Semiconductors
& Semiconductor Equipment) 48,981 543,199
Baidu, Inc.
*ADR
(Interactive Media & Services) 6,131 807,882
BHP Group, Ltd.
ADR(a)
(Metals & Mining) 18,708 1,042,971
Bilibili, Inc.
*ADR(a)
(Entertainment) 23,258 653,316
Daqo New Energy Corp.
*ADR
(Semiconductors &
Semiconductor Equipment) 22,057 620,463
DiDi Global, Inc.
*ADR
(Ground Transportation) 109,907 683,622
Full Truck Alliance Co., Ltd.
ADR
(Ground Transportation) 41,776 541,835
Futu Holdings, Ltd.
*ADR
(Capital Markets) 5,452 948,157
HDFC Bank, Ltd.
ADR
(Banks) 33,497 1,144,257
ICICI Bank, Ltd.
ADR
(Banks) 27,935 844,475
Infosys, Ltd.
ADR(a)
(IT Services) 35,203 572,753
iQIYI, Inc.
*ADR(a)
(Entertainment) 201,739 516,452
JD.com, Inc.
ADR
(Broadline Retail) 18,076 632,298
JinkoSolar Holding Co., Ltd
ADR(a)
(Semiconductors &
Semiconductor Equipment) 16,622 399,427
Kanzhun, Ltd.
ADR
(Interactive Media & Services) 32,170 751,491
KE Holdings, Inc.
ADR
(Real Estate Management &
Development) 27,493 522,367
Li Auto, Inc.
*ADR(a)
(Automobiles) 20,793 526,895
NetEase, Inc.
ADR
(Entertainment) 7,152 1,087,032
New Oriental Education & Technology Group, Inc.
*ADR
(Diversified Consumer Services) 7,205 382,369
NIO, Inc.
*ADR
(Automobiles) 97,583 743,582
Qifu Technology, Inc.
ADR
(Consumer Finance) 11,629 334,683
Sea, Ltd.
*ADR
(Entertainment) 6,131 1,095,794
Taiwan Semiconductor Manufacturing Co., Ltd.
ADR
(Semiconductors & Semiconductor Equipment) 6,763 1,888,839
Tencent Music Entertainment Group
ADR
(Entertainment) 42,029 980,957
Trip.com Group, Ltd.
*ADR
(Hotels, Restaurants &
Leisure) 8,343 627,394
United Microelectronics Corp.
ADR(a)
(Semiconductors &
Semiconductor Equipment) 72,619 550,452
Up Fintech Holding, Ltd.
*ADR
(Capital Markets) 58,651 625,806
XPeng, Inc.
*ADR(a)
(Automobiles) 35,203 824,454
ZTO Express Cayman, Inc.
ADR
(Air Freight & Logistics) 24,333 467,194
TOTAL COMMON STOCKS
  (Cost $11,937,282) 23,484,087
Collateral for Securities Loaned
(b)
( 15 .6% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(c)
3,666,911 3,666,911
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $3,666,911) 3,666,911
TOTAL INVESTMENT SECURITIES
  (Cost $15,604,193)— 115.5% 27,150,998
Net other assets (liabilities) — ( 15 .5 ) % (3,640,496)
NET ASSETS — 100.0% $ 23,510,502
*
Non-income producing security.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $3,595,628.
(b)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
ADR
American Depositary Receipt
ProFund VP Asia 30 invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Air Freight & Logistics $ 467,193 2.0%
Automobiles 2,094,931 8.9%
Banks 1,988,733 8.5%
Broadline Retail 2,755,968 11.7%
Capital Markets 1,573,963 6.7%
Consumer Finance 334,683 1.4%
Diversified Consumer Services 382,370 1.6%
Entertainment 4,333,552 18.4%
Ground Transportation 1,225,457 5.2%
Hotels, Restaurants & Leisure 627,394 2.7%
Interactive Media & Services 1,559,373 6.7%
IT Services 572,753 2.4%
Metals & Mining 1,042,971 4.4%
Real Estate Management & Development 522,367 2.2%
Semiconductors & Semiconductor Equipment 4,002,379 17.1%
Other
**
26,415 0.1%
Total $ 23,510,502 100.0%
ProFund VP Asia 30 invested in securities with exposure to the following countries as of
September 30, 2025:
Value
% of Net
Assets
Australia $ 1,042,971 4.4%
China 14,853,190 63.3%
Hong Kong 948,157 4.0%
India 2,561,486 10.9%
Singapore 1,095,794 4.6%
Taiwan 2,982,489 12.7%
Other
**
26,415 0 .1%
Total $ 23,510,502 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Banks
Common Stocks (99.0%)
Shares Value
Ameris Bancorp (Banks) 571 $ 41,860
Apollo Global Management, Inc. (Financial Services) 316 42,113
Associated Banc-Corp. (Banks) 1,607 41,316
Atlantic Union Bankshares Corp. (Banks) 1,199 42,313
Axos Financial, Inc.
*
(Banks) 460 38,939
Banc of California, Inc. (Banks) 2,511 41,557
BancFirst Corp. (Banks) 302 38,188
Bank of America Corp. (Banks) 842 43,439
Bank of Hawaii Corp. (Banks) 622 40,828
Bank OZK (Banks) 808 41,192
BankUnited, Inc. (Banks) 1,094 41,747
Banner Corp. (Banks) 579 37,925
Beacon Financial Corporation (Banks) 1,311 31,084
BOK Financial Corp. (Banks) 383 42,682
Cadence Bank (Banks) 1,133 42,533
Cathay General Bancorp (Banks) 857 41,145
Citigroup, Inc. (Banks) 435 44,152
Citizens Financial Group, Inc. (Banks) 815 43,325
Columbia Banking System, Inc. (Banks) 1,611 41,467
Comerica, Inc. (Banks) 610 41,797
Commerce Bancshares, Inc. (Banks) 705 42,131
Community Financial System, Inc. (Banks) 710 41,634
Corebridge Financial, Inc (Financial Services) 1,272 40,768
Cullen/Frost Bankers, Inc. (Banks) 335 42,468
Customers Bancorp, Inc.
*
(Banks) 614 40,137
CVB Financial Corp. (Banks) 2,077 39,276
East West Bancorp, Inc. (Banks) 391 41,622
Eastern Bankshares, Inc. (Banks) 2,492 45,229
Enterprise Financial Services Corp. (Banks) 447 25,917
Equitable Holdings, Inc. (Financial Services) 801 40,675
Essent Group, Ltd. (Financial Services) 667 42,395
F.N.B. Corp. (Banks) 2,578 41,532
FB Financial Corp. (Banks) 794 44,257
Fifth Third Bancorp (Banks) 928 41,342
First Bancorp (Banks) 1,927 42,490
First Busey Corp. (Banks) 1,526 35,327
First Citizens BancShares, Inc. - Class A (Banks) 22 39,362
First Financial Bancorp (Banks) 1,110 28,028
First Financial Bankshares, Inc. (Banks) 1,172 39,438
First Hawaiian, Inc. (Banks) 1,652 41,019
First Horizon Corp. (Banks) 1,863 42,113
First Interstate BancSystem, Inc. - Class A (Banks) 1,315 41,909
First Merchants Corp. (Banks) 764 28,803
Fulton Financial Corp. (Banks) 2,192 40,837
Glacier Bancorp, Inc. (Banks) 870 42,343
Hancock Whitney Corp. (Banks) 669 41,886
Hilltop Holdings, Inc.
*
(Banks) 1,127 37,664
Home BancShares, Inc. (Banks) 1,431 40,497
Huntington Bancshares, Inc. (Banks) 2,391 41,293
Independent Bank Corp. (Banks) 609 42,125
International Bancshares Corp. (Banks) 572 39,325
Jackson Financial, Inc. - Class A (Financial Services) 436 44,136
JPMorgan Chase & Co. (Banks) 141 44,475
KeyCorp (Banks) 2,196 41,043
Lakeland Financial Corp. (Banks) 412 26,450
M&T Bank Corp. (Banks) 213 42,093
MGIC Investment Corp. (Financial Services) 1,489 42,243
Mr. Cooper Group, Inc.
*
(Financial Services) 194 40,893
NBT Bancorp, Inc. (Banks) 549 22,926
New York Community Bancorp, Inc. (Banks) 3,346 38,646
NMI Holdings, Inc.
*
- Class A (Financial Services) 1,066 40,870
Northern Trust Corp. (Capital Markets) 332 44,687
OFG Bancorp (Banks) 691 30,052
Old National Bancorp (Banks) 1,878 41,222
Park National Corp. (Banks) 172 27,955
Pathward Financial, Inc. (Banks) 528 39,077
PennyMac Financial Services, Inc. (Financial Services) 351 43,482
Common Stocks, continued
Shares Value
Pinnacle Financial Partners, Inc. (Banks) 432 $ 40,517
PNC Financial Services Group, Inc. (Banks) 209 41,994
Popular, Inc. (Banks) 338 42,929
Prosperity Bancshares, Inc. (Banks) 627 41,601
Provident Financial Services, Inc. (Banks) 1,666 32,120
Radian Group, Inc. (Financial Services) 1,209 43,790
Regions Financial Corp. (Banks) 1,562 41,190
Renasant Corp. (Banks) 1,093 40,321
Rocket Cos, Inc.
*(a)
(Financial Services) 2,021 39,167
Seacoast Banking Corp. of Florida (Banks) 1,370 41,689
ServisFirst Bancshares, Inc. (Banks) 501 40,346
Simmons First National Corp. - Class A (Banks) 2,057 39,433
SouthState Bank Corp. (Banks) 416 41,130
Stock Yards Bancorp, Inc. (Banks) 344 24,077
Synovus Financial Corp. (Banks) 822 40,344
Texas Capital Bancshares, Inc.
*
(Banks) 484 40,913
The Bancorp, Inc.
*
(Banks) 556 41,639
The Bank of New York Mellon Corp. (Capital Markets) 406 44,238
Triumph Financial, Inc.
*
(Banks) 576 28,823
Truist Financial Corp. (Banks) 936 42,794
Trustmark Corp. (Banks) 761 30,136
U.S. Bancorp (Banks) 858 41,467
UMB Financial Corp. (Banks) 346 40,949
United Bankshares, Inc. (Banks) 1,116 41,526
United Community Banks, Inc. (Banks) 1,298 40,692
Valley National Bancorp (Banks) 3,943 41,796
Voya Financial, Inc. (Financial Services) 558 41,738
Walker & Dunlop, Inc. (Financial Services) 490 40,974
Washington Federal, Inc. (Banks) 1,272 38,529
Webster Financial Corp. (Banks) 685 40,716
Wells Fargo & Co. (Banks) 526 44,089
WesBanco, Inc. (Banks) 1,319 42,116
Western Alliance Bancorp (Banks) 476 41,279
Wintrust Financial Corp. (Banks) 308 40,792
WSFS Financial Corp. (Banks) 750 40,448
Zions Bancorp N.A. (Banks) 728 41,190
TOTAL COMMON STOCKS
  (Cost $2,341,675) 4,101,186
Repurchase Agreements
(b)
( 3.4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $142,016 $ 142,000 142,000
TOTAL REPURCHASE AGREEMENTS
(Cost $142,000) 142,000
Collateral for Securities Loaned
(c)
( 1.3% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(d)
54,929 54,929
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $54,929) 54,929
TOTAL INVESTMENT SECURITIES
  (Cost $2,538,604)— 103.7% 4,298,115
Net other assets (liabilities) —  (3.7)% (155,217)
NET ASSETS — 100.0% $ 4,142,898
*
Non-income producing security.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $39,167.

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Banks
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Banks Select Industry Index Goldman Sachs International 10/23/25 4.84% $ 39,485 $ (2,025)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Banks invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Banks $ 3,469,017 83.7%
Capital Markets 88,925 2.2%
Financial Services 543,244 13.1%
Other
**
41,712 1.0%
Total $ 4,142,898 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Bear
Repurchase Agreements
(a) (b)
( 99 .8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $1,829,205 $ 1,829,000 $ 1,829,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,829,000) 1,829,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,829,000)— 99.8% 1,829,000
Net other assets (liabilities) — 0 .2% 3,150
NET ASSETS — 100.0% $ 1,832,150
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $168,000.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P 500 Futures Contracts 1 12/22/25 $ (336,938) $ (8,121)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 10/27/25 (4.59)% $ (1,384,511) $ (5,713)
S&P 500 UBS AG 10/27/25 (4.49)% (100,996) (409)
$(1,485,507) $(6,122)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Biotechnology
Common Stocks (97.8%)
Shares Value
89bio, Inc.
*
(Biotechnology) 14,200 $ 208,740
AbbVie, Inc. (Biotechnology) 2,845 658,732
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 14,589 311,329
ADMA Biologics, Inc.
*
(Biotechnology) 26,641 390,557
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 5,103 204,834
Akebia Therapeutics, Inc.
*
(Biotechnology) 36,045 98,403
Akero Therapeutics, Inc. (Biotechnology) 10,086 478,883
Alkermes PLC
*
(Biotechnology) 13,457 403,710
Alnylam Pharmaceuticals, Inc.
*
(Biotechnology) 1,283 585,048
Altimmune, Inc.
*(a)
(Biotechnology) 11,684 44,049
Amgen, Inc. (Biotechnology) 2,162 610,116
Amicus Therapeutics, Inc.
*
(Biotechnology) 28,330 223,240
AnaptysBio, Inc.
*
(Biotechnology) 2,250 68,895
Anavex Life Sciences Corp.
*(a)
(Biotechnology) 8,111 72,188
Apellis Pharmaceuticals, Inc.
*
(Biotechnology) 12,593 284,980
Apogee Therapeutics, Inc.
*
(Biotechnology) 4,922 195,551
Arbutus Biopharma Corp.
*
(Biotechnology) 3,965 18,001
Arcellx, Inc.
*
(Biotechnology) 3,683 302,374
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 2,697 49,706
Arcus Biosciences, Inc.
*
(Biotechnology) 5,210 70,856
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 11,093 209,103
Ardelyx, Inc.
*
(Biotechnology) 23,546 129,738
ArriVent Biopharma, Inc.
*(a)
(Biotechnology) 2,570 47,417
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 8,556 295,096
ARS Pharmaceuticals, Inc.
*(a)
(Biotechnology) 9,157 92,028
aTyr Pharma, Inc.
*
(Biotechnology) 12,762 9,207
Avidity Biosciences, Inc.
*
(Biotechnology) 12,977 565,408
Beam Therapeutics, Inc.
*
(Biotechnology) 10,259 248,986
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 27,626 209,681
Biogen, Inc.
*
(Biotechnology) 4,222 591,418
Biohaven, Ltd.
*
(Biotechnology) 12,235 183,647
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 11,048 598,360
Bridgebio Pharma, Inc.
*
(Biotechnology) 11,369 590,506
CareDx, Inc.
*
(Biotechnology) 6,919 100,602
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 11,747 231,416
Celcuity, Inc.
*
(Biotechnology) 602 29,739
Celldex Therapeutics, Inc.
*
(Biotechnology) 7,290 188,592
CG Oncology, Inc.
*
(Biotechnology) 4,614 185,852
Cidara Therapeutics, Inc.
*
(Biotechnology) 2,354 225,419
Cogent Biosciences, Inc.
*
(Biotechnology) 11,131 159,841
Compass Therapeutics, Inc.
*
(Biotechnology) 5,308 18,578
CRISPR Therapeutics AG
*
(Biotechnology) 11,542 748,038
Cullinan Therapeutics, Inc.
*
(Biotechnology) 3,047 18,069
Cytokinetics, Inc.
*
(Biotechnology) 7,633 419,510
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 9,543 67,278
Denali Therapeutics, Inc.
*
(Biotechnology) 13,680 198,634
Dianthus Therapeutics, Inc.
*
(Biotechnology) 1,296 50,998
Disc Medicine, Inc.
*
(Biotechnology) 2,790 184,363
Dynavax Technologies Corp.
*
(Biotechnology) 12,283 121,970
Dyne Therapeutics, Inc.
*
(Biotechnology) 15,949 201,755
Emergent BioSolutions, Inc.
*
(Biotechnology) 7,048 62,163
Exact Sciences Corp.
*
(Biotechnology) 10,994 601,482
Exelixis, Inc.
*
(Biotechnology) 15,971 659,603
Geron Corp.
*
(Biotechnology) 73,782 101,081
Gilead Sciences, Inc. (Biotechnology) 5,224 579,864
GRAIL, Inc.
*
(Biotechnology) 3,217 190,221
Halozyme Therapeutics, Inc.
*
(Biotechnology) 7,944 582,613
Ideaya Biosciences, Inc.
*
(Biotechnology) 6,968 189,599
ImmunityBio, Inc.
*(a)
(Biotechnology) 33,845 83,259
Immunome, Inc.
*
(Biotechnology) 6,470 75,764
Immunovant, Inc.
*
(Biotechnology) 7,620 122,834
Incyte Corp.
*
(Biotechnology) 6,981 592,059
Insmed, Inc.
*
(Biotechnology) 4,126 594,185
Intellia Therapeutics, Inc.
*
(Biotechnology) 13,696 236,530
Ionis Pharmaceuticals, Inc.
*
(Biotechnology) 9,408 615,471
Iovance Biotherapeutics, Inc.
*
(Biotechnology) 36,128 78,398
Janux Therapeutics, Inc.
*
(Biotechnology) 5,700 139,308
Common Stocks, continued
Shares Value
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 4,323 $ 52,654
Keros Therapeutics, Inc.
*
(Biotechnology) 3,296 52,143
Krystal Biotech, Inc.
*
(Biotechnology) 2,591 457,389
Kura Oncology, Inc.
*
(Biotechnology) 8,469 74,951
Kymera Therapeutics, Inc.
*
(Biotechnology) 5,109 289,169
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 1,400 642,125
Mannkind Corp.
*
(Biotechnology) 15,666 84,126
Metsera, Inc.
*
(Biotechnology) 7,739 404,982
MiMedx Group, Inc.
*
(Biotechnology) 4,955 34,586
Mineralys Therapeutics, Inc.
*
(Biotechnology) 2,370 89,870
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 2,478 181,662
Moderna, Inc.
*
(Biotechnology) 24,768 639,757
Myriad Genetics, Inc.
*
(Biotechnology) 8,437 61,000
Natera, Inc.
*
(Biotechnology) 3,546 570,800
Neurocrine Biosciences, Inc.
*
(Biotechnology) 4,263 598,440
Novavax, Inc.
*
(Biotechnology) 19,335 167,634
Nurix Therapeutics, Inc.
*
(Biotechnology) 6,915 63,895
Nuvalent, Inc.
*
- Class A (Biotechnology) 3,589 310,377
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 6,402 76,824
Oruka Therapeutics Inc
*
(Biotechnology) 956 18,384
Praxis Precision Medicines, Inc.
*
(Biotechnology) 2,811 148,983
Precigen, Inc.
*
(Biotechnology) 7,684 25,280
Protagonist Therapeutics, Inc.
*
(Biotechnology) 5,597 371,809
PTC Therapeutics, Inc.
*
(Biotechnology) 7,555 463,650
Recursion Pharmaceuticals, Inc.
*(a)
- Class A
(Biotechnology) 56,116 273,846
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 1,083 608,938
REGENXBIO, Inc.
*
(Biotechnology) 4,926 47,536
Relay Therapeutics, Inc.
*
(Biotechnology) 11,338 59,184
Replimune Group, Inc.
*
(Biotechnology) 8,123 34,035
REVOLUTION Medicines, Inc.
*
(Biotechnology) 13,452 628,208
Rezolute, Inc.
*
(Biotechnology) 3,956 37,186
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 4,169 421,027
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 1,023 28,982
Roivant Sciences, Ltd.
*
(Biotechnology) 35,040 530,155
Sana Biotechnology, Inc.
*
(Biotechnology) 20,046 71,163
Sarepta Therapeutics, Inc.
*
(Biotechnology) 13,101 252,456
Scholar Rock Holding Corp.
*
(Biotechnology) 10,578 393,925
Soleno Therapeutics, Inc.
*
(Biotechnology) 6,917 467,589
Spyre Therapeutics, Inc.
*
(Biotechnology) 4,463 74,800
Stoke Therapeutics, Inc.
*
(Biotechnology) 2,642 62,087
Summit Therapeutics, Inc.
*(a)
(Biotechnology) 25,371 524,165
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 10,609 163,219
Tango Therapeutics, Inc.
*
(Biotechnology) 10,870 91,308
Taysha Gene Therapies, Inc.
*
(Biotechnology) 17,937 58,654
TG Therapeutics, Inc.
*
(Biotechnology) 15,862 573,015
Travere Therapeutics, Inc.
*
(Biotechnology) 6,751 161,349
Twist Bioscience Corp.
*
(Biotechnology) 8,548 240,541
Ultragenyx Pharmaceutical, Inc.
*
(Biotechnology) 11,705 352,086
uniQure N.V.
*
(Biotechnology) 6,198 361,777
United Therapeutics Corp.
*
(Biotechnology) 1,519 636,780
Upstream Bio, Inc.
*
(Biotechnology) 2,582 48,567
Vaxcyte, Inc.
*
(Biotechnology) 11,177 402,596
Vera Therapeutics, Inc.
*
(Biotechnology) 6,545 190,198
Veracyte, Inc.
*
(Biotechnology) 7,070 242,713
Verastem, Inc.
*
(Biotechnology) 6,871 60,671
Vericel Corp.
*
(Biotechnology) 5,175 162,857
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 1,550 607,042
Viking Therapeutics, Inc.
*
(Biotechnology) 14,915 391,966
Vir Biotechnology, Inc.
*
(Biotechnology) 8,586 49,026
Viridian Therapeutics, Inc.
*
(Biotechnology) 5,091 109,864
Xencor, Inc.
*
(Biotechnology) 5,227 61,313
TOTAL COMMON STOCKS
  (Cost $18,712,587) 33,067,189

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Biotechnology
Rights ( NM )
Shares Value
Eli Lilly & Company
†CVR
(Biotechnology) 6,633 4,179
TOTAL RIGHTS
  (Cost $4,179) 4,179
Repurchase Agreements
(b)
( 2.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $729,082 $ 729,000 $ 729,000
TOTAL REPURCHASE AGREEMENTS
(Cost $729,000) 729,000
Collateral for Securities Loaned
(c)
( 3.2% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(d)
1,081,305 1,081,305
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $1,081,305) 1,081,305
TOTAL INVESTMENT SECURITIES
  (Cost $20,527,071)— 103.2% $ 34,881,673
Net other assets (liabilities) —  (3.2)% (1,069,146)
NET ASSETS — 100.0% $ 33,812,527
*
Non-income producing security.
†
These securities were fair valued based on procedures approved by the Board of
Trustees. As of September 30, 2025, these securities represented less than 0.05 % of the net assets of the Fund.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $1,027,644.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
CVR
Contingent Value Rights
NM
Not meaningful, amount is less than 0.05%
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Biotechnology Select
Industry Index Goldman Sachs International 10/23/25 4.84% $ 499,558 $ 23,121
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Biotechnology invested in the following industries as of September 30,
2025:
Value
% of Net
Assets
Biotechnology $ 33,071,368 97.8%
Other
**
741,159 2.2%
Total $ 33,812,527 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Bull
Common Stocks (80.7%)
Shares Value
3M Co. (Industrial Conglomerates) 390 $ 60,520
A.O. Smith Corp. (Building Products) 84 6,166
Abbott Laboratories (Health Care Equipment &
Supplies) 1,274 170,639
AbbVie, Inc. (Biotechnology) 1,293 299,381
Accenture PLC
ADR
- Class A (IT Services) 456 112,450
Adobe, Inc.
*
(Software) 311 109,705
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,188 192,207
Aflac, Inc. (Insurance) 352 39,318
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 208 26,697
Air Products & Chemicals, Inc. (Chemicals) 163 44,453
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 314 38,126
Akamai Technologies, Inc.
*
(IT Services) 105 7,955
Albemarle Corp. (Chemicals) 86 6,973
Alexandria Real Estate Equities, Inc. (Office REITs) 114 9,500
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 49 6,136
Allegion PLC (Building Products) 63 11,173
Alliant Energy Corp. (Electric Utilities) 188 12,673
Allstate Corp. (Insurance) 193 41,427
Alphabet, Inc. - Class A (Interactive Media & Services) 4,258 1,035,120
Alphabet, Inc. - Class C (Interactive Media & Services) 3,419 832,697
Altria Group, Inc. (Tobacco) 1,230 81,254
Amazon.com, Inc.
*
(Broadline Retail) 7,105 1,560,046
Amcor PLC (Containers & Packaging) 1,688 13,808
Ameren Corp. (Multi-Utilities) 198 20,667
American Electric Power Co., Inc. (Electric Utilities) 391 43,988
American Express Co. (Consumer Finance) 397 131,868
American International Group, Inc. (Insurance) 406 31,887
American Tower Corp. - Class A (Specialized REITs) 343 65,967
American Water Works Co., Inc. (Water Utilities) 143 19,904
Ameriprise Financial, Inc. (Capital Markets) 69 33,896
AMETEK, Inc. (Electrical Equipment) 169 31,772
Amgen, Inc. (Biotechnology) 394 111,187
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 894 110,633
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 363 89,189
Aon PLC - Class A (Insurance) 158 56,340
APA Corp. (Oil, Gas & Consumable Fuels) 262 6,361
Apollo Global Management, Inc. (Financial Services) 337 44,912
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 10,864 2,766,301
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 587 120,182
AppLovin Corp
*
- Class A (Software) 198 142,271
Aptiv PLC
*
(Automobile Components) 159 13,709
Arch Capital Group, Ltd. (Insurance) 272 24,679
Archer-Daniels-Midland Co. (Food Products) 352 21,028
Arista Networks, Inc.
*
(Communications Equipment) 754 109,865
Arthur J. Gallagher & Co. (Insurance) 188 58,231
Assurant, Inc. (Insurance) 37 8,014
AT&T, Inc. (Diversified Telecommunication Services) 5,234 147,808
Atmos Energy Corp. (Gas Utilities) 118 20,149
Autodesk, Inc.
*
(Software) 157 49,874
Automatic Data Processing, Inc. (Professional Services) 297 87,170
AutoZone, Inc.
*
(Specialty Retail) 12 51,483
AvalonBay Communities, Inc. (Residential REITs) 104 20,090
Avery Dennison Corp. (Containers & Packaging) 57 9,244
Axon Enterprise, Inc.
*
(Aerospace & Defense) 57 40,905
Baker Hughes Co. (Energy Equipment & Services) 722 35,176
Ball Corp. (Containers & Packaging) 199 10,034
Bank of America Corp. (Banks) 4,988 257,330
Baxter International, Inc. (Health Care Equipment &
Supplies) 376 8,562
Common Stocks, continued
Shares Value
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 210 $ 39,306
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 1,342 674,677
Best Buy Co., Inc. (Specialty Retail) 144 10,889
Biogen, Inc.
*
(Biotechnology) 107 14,989
Bio-Techne Corp. (Life Sciences Tools & Services) 115 6,397
BlackRock, Inc. (Capital Markets) 105 122,417
Blackstone, Inc. (Capital Markets) 540 92,259
Block, Inc.
*
(Financial Services) 402 29,053
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 24 129,582
Boston Properties, Inc. (Office REITs) 108 8,029
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 1,085 105,928
Bristol-Myers Squibb Co. (Pharmaceuticals) 1,490 67,199
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 3,443 1,135,881
Broadridge Financial Solutions, Inc. (Professional
Services) 86 20,483
Brown & Brown, Inc. (Insurance) 214 20,071
Brown-Forman Corp. - Class B (Beverages) 129 3,493
Builders FirstSource, Inc.
*
(Building Products) 81 9,821
Bunge Global SA (Food Products) 103 8,369
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 86 11,386
Cadence Design Systems, Inc.
*
(Software) 199 69,901
Camden Property Trust (Residential REITs) 78 8,329
Campbell Soup Co.
(a)
(Food Products) 144 4,548
Capital One Financial Corp. (Consumer Finance) 468 99,487
Cardinal Health, Inc. (Health Care Providers & Services) 175 27,468
CarMax, Inc.
*
(Specialty Retail) 110 4,936
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 795 22,983
Carrier Global Corp. (Building Products) 586 34,984
Caterpillar, Inc. (Machinery) 343 163,663
Cboe Global Markets, Inc. (Capital Markets) 77 18,884
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 215 33,875
CDW Corp. (Electronic Equipment, Instruments &
Components) 96 15,291
Cencora, Inc. (Health Care Providers & Services) 142 44,379
Centene Corp.
*
(Health Care Providers & Services) 342 12,203
CenterPoint Energy, Inc. (Multi-Utilities) 478 18,546
CF Industries Holdings, Inc. (Chemicals) 119 10,674
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 36 5,633
Charter Communications, Inc.
*
- Class A (Media) 68 18,707
Chevron Corp. (Oil, Gas & Consumable Fuels) 1,409 218,804
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 982 38,485
Chubb, Ltd. (Insurance) 271 76,490
Church & Dwight Co., Inc. (Household Products) 178 15,598
Cincinnati Financial Corp. (Insurance) 114 18,023
Cintas Corp. (Commercial Services & Supplies) 251 51,520
Cisco Systems, Inc. (Communications Equipment) 2,899 198,350
Citigroup, Inc. (Banks) 1,348 136,821
Citizens Financial Group, Inc. (Banks) 316 16,799
CME Group, Inc. (Capital Markets) 264 71,330
CMS Energy Corp. (Multi-Utilities) 219 16,044
Cognizant Technology Solutions Corp. - Class A (IT
Services) 358 24,011
Coinbase Global, Inc.
*
- Class A (Capital Markets) 166 56,023
Colgate-Palmolive Co. (Household Products) 592 47,324
Comcast Corp. - Class A (Media) 2,696 84,709
Conagra Brands, Inc. (Food Products) 351 6,427
ConocoPhillips (Oil, Gas & Consumable Fuels) 914 86,455
Consolidated Edison, Inc. (Multi-Utilities) 264 26,537
Constellation Brands, Inc. - Class A (Beverages) 105 14,140
Constellation Energy Corp. (Electric Utilities) 229 75,357
Copart, Inc.
*
(Commercial Services & Supplies) 651 29,275

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Bull
Common Stocks, continued
Shares Value
Corning, Inc. (Electronic Equipment, Instruments &
Components) 571 $ 46,839
Corpay, Inc.
*
(Software) 52 14,979
Corteva, Inc. (Chemicals) 497 33,612
CoStar Group, Inc.
*
(Real Estate Management &
Development) 310 26,155
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 325 300,830
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 559 13,220
Crowdstrike Holdings, Inc.
*
- Class A (Software) 182 89,249
Crown Castle International Corp. (Specialized REITs) 319 30,780
CSX Corp. (Ground Transportation) 1,365 48,471
Cummins, Inc. (Machinery) 101 42,659
CVS Health Corp. (Health Care Providers & Services) 928 69,962
D.R. Horton, Inc. (Household Durables) 203 34,402
Danaher Corp. (Life Sciences Tools & Services) 467 92,587
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 86 16,371
Datadog, Inc.
*
- Class A (Software) 237 33,749
DaVita, Inc.
*
(Health Care Providers & Services) 26 3,455
Dayforce, Inc.
*
(Professional Services) 117 8,060
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 109 11,049
Deere & Co. (Machinery) 184 84,137
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 222 31,473
Delta Air Lines, Inc. (Passenger Airlines) 475 26,956
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 465 16,303
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 287 19,312
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 138 19,748
Digital Realty Trust, Inc. (Specialized REITs) 235 40,627
Dollar General Corp. (Consumer Staples Distribution &
Retail) 161 16,639
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 142 13,401
Dominion Energy, Inc. (Multi-Utilities) 625 38,232
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 23 9,929
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 271 73,709
Dover Corp. (Machinery) 100 16,683
Dow, Inc. (Chemicals) 519 11,901
DTE Energy Co. (Multi-Utilities) 152 21,497
Duke Energy Corp. (Electric Utilities) 569 70,414
DuPont de Nemours, Inc. (Chemicals) 307 23,915
Eastman Chemical Co. (Chemicals) 84 5,296
Eaton Corp. PLC (Electrical Equipment) 285 106,661
eBay, Inc. (Broadline Retail) 335 30,468
Ecolab, Inc. (Chemicals) 187 51,212
Edison International (Electric Utilities) 282 15,589
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 430 33,441
Electronic Arts, Inc. (Entertainment) 165 33,281
Elevance Health, Inc. (Health Care Providers &
Services) 165 53,315
Eli Lilly & Co. (Pharmaceuticals) 582 444,067
EMCOR Group, Inc. (Construction & Engineering) 33 21,435
Emerson Electric Co. (Electrical Equipment) 412 54,046
Entergy Corp. (Electric Utilities) 327 30,473
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 400 44,848
EPAM Systems, Inc.
*
(IT Services) 41 6,182
EQT Corp. (Oil, Gas & Consumable Fuels) 457 24,875
Equifax, Inc. (Professional Services) 91 23,344
Equinix, Inc. (Specialized REITs) 72 56,393
Equity Residential (Residential REITs) 254 16,441
Erie Indemnity Co. - Class A (Insurance) 19 6,045
Common Stocks, continued
Shares Value
Essex Property Trust, Inc. (Residential REITs) 47 $ 12,580
Everest Group, Ltd. (Insurance) 31 10,857
Evergy, Inc. (Electric Utilities) 168 12,771
Eversource Energy (Electric Utilities) 272 19,350
Exelon Corp. (Electric Utilities) 739 33,262
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 174 18,486
Expedia Group, Inc. (Hotels, Restaurants & Leisure) 87 18,596
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 99 12,136
Extra Space Storage, Inc. (Specialized REITs) 155 21,846
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 3,121 351,892
F5, Inc.
*
(Communications Equipment) 42 13,574
FactSet Research Systems, Inc. (Capital Markets) 28 8,022
Fair Isaac Corp.
*
(Software) 18 26,938
Fastenal Co. (Trading Companies & Distributors) 840 41,194
Federal Realty Investment Trust (Retail REITs) 57 5,775
FedEx Corp. (Air Freight & Logistics) 159 37,494
Fidelity National Information Services, Inc. (Financial
Services) 382 25,189
Fifth Third Bancorp (Banks) 485 21,607
First Horizon Corp. (Banks) 1 13
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 79 17,422
FirstEnergy Corp. (Electric Utilities) 380 17,412
Fiserv, Inc.
*
(Financial Services) 398 51,314
Ford Motor Co. (Automobiles) 2,862 34,230
Fortinet, Inc.
*
(Software) 477 40,106
Fortive Corp. (Machinery) 248 12,150
Fox Corp. - Class A (Media) 154 9,711
Fox Corp. - Class B (Media) 97 5,557
Franklin Resources, Inc. (Capital Markets) 224 5,181
Freeport-McMoRan, Inc. (Metals & Mining) 1,051 41,220
Garmin, Ltd. (Household Durables) 120 29,546
Gartner, Inc.
*
(IT Services) 55 14,458
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 334 25,083
GE Vernova, Inc. (Electrical Equipment) 199 122,366
Gen Digital, Inc. (Software) 410 11,640
Generac Holdings, Inc.
*
(Electrical Equipment) 43 7,198
General Dynamics Corp. (Aerospace & Defense) 185 63,085
General Electric Co. (Industrial Conglomerates) 776 233,436
General Mills, Inc. (Food Products) 391 19,714
General Motors Co. (Automobiles) 697 42,496
Genuine Parts Co. (Distributors) 102 14,136
Gilead Sciences, Inc. (Biotechnology) 908 100,788
Global Payments, Inc. (Financial Services) 178 14,788
Globe Life, Inc. (Insurance) 59 8,435
GoDaddy, Inc.
*
- Class A (IT Services) 101 13,820
Halliburton Co. (Energy Equipment & Services) 624 15,350
Hasbro, Inc. (Leisure Products) 98 7,433
HCA Healthcare, Inc. (Health Care Providers &
Services) 120 51,144
Healthpeak Properties, Inc. (Health Care REITs) 509 9,747
Henry Schein, Inc.
*
(Health Care Providers & Services) 75 4,978
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 961 23,602
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 172 44,624
Hologic, Inc.
*
(Health Care Equipment & Supplies) 163 11,001
Honeywell International, Inc. (Industrial Conglomerates) 465 97,883
Hormel Foods Corp. (Food Products) 213 5,270
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 468 7,965
Howmet Aerospace, Inc. (Aerospace & Defense) 295 57,888
HP, Inc. (Technology Hardware, Storage & Peripherals) 688 18,734
Hubbell, Inc. (Electrical Equipment) 39 16,782

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Bull
Common Stocks, continued
Shares Value
Humana, Inc. (Health Care Providers & Services) 88 $ 22,895
Huntington Bancshares, Inc. (Banks) 1,073 18,531
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 29 8,349
IDEX Corp. (Machinery) 55 8,952
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 59 37,695
Illinois Tool Works, Inc. (Machinery) 194 50,587
Incyte Corp.
*
(Biotechnology) 120 10,177
Ingersoll Rand, Inc. (Machinery) 265 21,894
Insulet Corp.
*
(Health Care Equipment & Supplies) 52 16,054
Intel Corp. (Semiconductors & Semiconductor
Equipment) 3,204 107,494
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 326 22,432
Intercontinental Exchange, Inc. (Capital Markets) 419 70,593
International Business Machines Corp. (IT Services) 682 192,433
International Flavors & Fragrances, Inc. (Chemicals) 188 11,570
International Paper Co. (Containers & Packaging) 387 17,956
Intuit, Inc. (Software) 204 139,314
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 262 117,173
Invesco, Ltd. (Capital Markets) 326 7,478
Invitation Homes, Inc. (Residential REITs) 413 12,113
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 124 23,553
Iron Mountain, Inc. (Specialized REITs) 216 22,019
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 56 7,514
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 79 17,156
Jack Henry & Associates, Inc. (Financial Services) 53 7,893
Jacobs Solutions, Inc. (Professional Services) 88 13,188
Johnson & Johnson (Pharmaceuticals) 1,763 326,895
Johnson Controls International PLC (Building Products) 479 52,666
JPMorgan Chase & Co. (Banks) 2,013 634,960
Kellanova (Food Products) 197 16,158
Kenvue, Inc. (Personal Care Products) 1,405 22,803
Keurig Dr Pepper, Inc. (Beverages) 994 25,357
KeyCorp (Banks) 682 12,747
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 126 22,040
Kimberly-Clark Corp. (Household Products) 243 30,215
Kimco Realty Corp. (Retail REITs) 496 10,838
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 1,431 40,512
KKR & Co., Inc. (Capital Markets) 502 65,235
KLA Corp. (Semiconductors & Semiconductor
Equipment) 97 104,624
L3Harris Technologies, Inc. (Aerospace & Defense) 137 41,841
Labcorp Holdings, Inc. (Health Care Providers &
Services) 61 17,511
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 926 123,991
Lamb Weston Holdings, Inc. (Food Products) 102 5,924
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 226 12,157
Leidos Holdings, Inc. (Professional Services) 94 17,762
Lennar Corp. - Class A (Household Durables) 167 21,049
Lennox International, Inc. (Building Products) 23 12,175
Linde PLC (Chemicals) 343 162,925
Live Nation Entertainment, Inc.
*
(Entertainment) 115 18,791
LKQ Corp. (Distributors) 188 5,742
Lockheed Martin Corp. - B (Aerospace & Defense) 150 74,882
Loews Corp. (Insurance) 125 12,549
Lowe's Cos., Inc. (Specialty Retail) 410 103,037
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 80 14,234
Common Stocks, continued
Shares Value
LyondellBasell Industries N.V. - Class A (Chemicals) 188 $ 9,220
M&T Bank Corp. (Banks) 114 22,529
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 223 42,981
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 166 43,192
Marsh & McLennan Cos., Inc. (Insurance) 360 72,551
Martin Marietta Materials, Inc. (Construction Materials) 44 27,732
Masco Corp. (Building Products) 153 10,770
MasterCard, Inc. - Class A (Financial Services) 604 343,561
Match Group, Inc. (Interactive Media & Services) 176 6,216
McCormick & Co., Inc. (Food Products) 185 12,378
McDonald's Corp. (Hotels, Restaurants & Leisure) 522 158,631
McKesson Corp. (Health Care Providers & Services) 91 70,300
Medtronic PLC (Health Care Equipment & Supplies) 938 89,335
Merck & Co., Inc. (Pharmaceuticals) 1,828 153,424
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 1,588 1,166,195
MetLife, Inc. (Insurance) 409 33,689
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 15 18,414
MGM Resorts International (Hotels, Restaurants &
Leisure) 149 5,164
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 395 25,367
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 819 137,035
Microsoft Corp. (Software) 5,441 2,818,165
Mid-America Apartment Communities, Inc. (Residential
REITs) 86 12,017
Moderna, Inc.
*
(Biotechnology) 253 6,535
Mohawk Industries, Inc.
*
(Household Durables) 38 4,899
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 40 7,654
Molson Coors Beverage Co. - Class B (Beverages) 124 5,611
Mondelez International, Inc. - Class A (Food Products) 947 59,159
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 35 32,222
Monster Beverage Corp.
*
(Beverages) 522 35,136
Moody's Corp. (Capital Markets) 113 53,842
Morgan Stanley (Capital Markets) 888 141,157
Motorola Solutions, Inc. (Communications Equipment) 122 55,789
MSCI, Inc. (Capital Markets) 57 32,342
Nasdaq, Inc. (Capital Markets) 332 29,365
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 146 17,295
Netflix, Inc.
*
(Entertainment) 311 372,864
Newmont Corp. (Metals & Mining) 804 67,786
News Corp.
*
- Class A (Media) 276 8,476
News Corp.
*
- Class B (Media) 81 2,799
NextEra Energy, Inc. (Electric Utilities) 1,508 113,838
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 870 60,666
NiSource, Inc. (Multi-Utilities) 345 14,939
Nordson Corp. (Machinery) 39 8,851
Norfolk Southern Corp. (Ground Transportation) 164 49,267
Northern Trust Corp. (Capital Markets) 140 18,844
Northrop Grumman Corp. (Aerospace & Defense) 99 60,323
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 331 8,153
NRG Energy, Inc. (Electric Utilities) 142 22,997
Nucor Corp. (Metals & Mining) 168 22,752
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 17,862 3,332,693
NVR, Inc.
*
(Household Durables) 2 16,069

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Bull
Common Stocks, continued
Shares Value
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 185 $ 42,130
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 526 24,854
Old Dominion Freight Line, Inc. (Ground
Transportation) 135 19,005
Omnicom Group, Inc. (Media) 142 11,577
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 299 14,744
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 461 33,639
Oracle Corp. (Software) 1,213 341,144
O'Reilly Automotive, Inc.
*
(Specialty Retail) 621 66,950
Otis Worldwide Corp. (Machinery) 287 26,240
PACCAR, Inc. (Machinery) 384 37,755
Packaging Corp. of America (Containers & Packaging) 65 14,165
Palantir Technologies, Inc.
*
- Class A (Software) 1,665 303,729
Palo Alto Networks, Inc.
*
(Software) 489 99,570
Paramount Skydance Corp.
*(a)
(Media) 226 4,276
Parker-Hannifin Corp. (Machinery) 94 71,266
Paychex, Inc. (Professional Services) 237 30,042
Paycom Software, Inc. (Professional Services) 37 7,701
PayPal Holdings, Inc.
*
(Financial Services) 699 46,875
Pentair PLC (Machinery) 120 13,291
PepsiCo, Inc. (Beverages) 1,002 140,721
Pfizer, Inc. (Pharmaceuticals) 4,162 106,048
PG&E Corp. (Electric Utilities) 1,609 24,264
Philip Morris International, Inc. (Tobacco) 1,139 184,746
Phillips 66 (Oil, Gas & Consumable Fuels) 296 40,262
Pinnacle West Capital Corp. (Electric Utilities) 87 7,800
PNC Financial Services Group, Inc. (Banks) 288 57,868
Pool Corp. (Distributors) 24 7,442
PPG Industries, Inc. (Chemicals) 165 17,343
PPL Corp. (Electric Utilities) 541 20,104
Principal Financial Group, Inc. (Insurance) 148 12,271
Prologis, Inc. (Industrial REITs) 679 77,759
Prudential Financial, Inc. (Insurance) 258 26,765
PTC, Inc.
*
(Software) 88 17,866
Public Service Enterprise Group, Inc. (Multi-Utilities) 365 30,463
Public Storage (Specialized REITs) 116 33,507
PulteGroup, Inc. (Household Durables) 144 19,027
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 790 131,424
Quanta Services, Inc. (Construction & Engineering) 109 45,172
Quest Diagnostics, Inc. (Health Care Providers &
Services) 82 15,628
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 28 8,780
Raymond James Financial, Inc. (Capital Markets) 130 22,438
Raytheon Technologies Corp. (Aerospace & Defense) 980 163,983
Realty Income Corp. (Retail REITs) 669 40,669
Regency Centers Corp. (Retail REITs) 120 8,748
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 75 42,170
Regions Financial Corp. (Banks) 653 17,220
Republic Services, Inc. (Commercial Services &
Supplies) 149 34,193
ResMed, Inc. (Health Care Equipment & Supplies) 107 29,289
Revvity, Inc. (Life Sciences Tools & Services) 85 7,450
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 567 81,183
Rockwell Automation, Inc. (Electrical Equipment) 82 28,661
Rollins, Inc. (Commercial Services & Supplies) 206 12,100
Roper Technologies, Inc. (Software) 79 39,397
Ross Stores, Inc. (Specialty Retail) 239 36,421
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 185 59,862
S&P Global, Inc. (Capital Markets) 229 111,457
Salesforce, Inc. (Software) 700 165,900
Common Stocks, continued
Shares Value
SBA Communications Corp. - Class A (Specialized
REITs) 79 $ 15,275
Schlumberger N.V. (Energy Equipment & Services) 1,092 37,532
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 156 36,825
Sempra (Multi-Utilities) 478 43,011
ServiceNow, Inc.
*
(Software) 152 139,883
Simon Property Group, Inc. (Retail REITs) 239 44,852
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 109 8,391
Smurfit WestRock PLC (Containers & Packaging) 382 16,262
Snap-on, Inc. (Machinery) 38 13,168
Solventum Corp.
*
(Health Care Equipment & Supplies) 108 7,884
Southwest Airlines Co. (Passenger Airlines) 384 12,253
Stanley Black & Decker, Inc. (Machinery) 113 8,399
Starbucks Corp. (Hotels, Restaurants & Leisure) 832 70,387
State Street Corp. (Capital Markets) 208 24,130
Steel Dynamics, Inc. (Metals & Mining) 101 14,082
STERIS PLC (Health Care Equipment & Supplies) 72 17,816
Stryker Corp. (Health Care Equipment & Supplies) 252 93,157
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 367 17,594
Synchrony Financial (Consumer Finance) 272 19,326
Synopsys, Inc.
*
(Software) 135 66,608
Sysco Corp. (Consumer Staples Distribution & Retail) 350 28,819
T. Rowe Price Group, Inc. (Capital Markets) 161 16,525
Take-Two Interactive Software, Inc.
*
(Entertainment) 127 32,812
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 152 17,209
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 158 26,471
Target Corp. (Consumer Staples Distribution & Retail) 333 29,870
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 216 47,418
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 34 19,925
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 116 15,966
Tesla, Inc.
*
(Automobiles) 2,054 913,455
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 666 122,364
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 14 13,071
Textron, Inc. (Aerospace & Defense) 130 10,984
The AES Corp. (Independent Power/Renewable
Electricity Producers) 521 6,856
The Bank of New York Mellon Corp. (Capital Markets) 516 56,223
The Boeing Co.
*
(Aerospace & Defense) 554 119,570
The Charles Schwab Corp. (Capital Markets) 1,249 119,242
The Cigna Group (Health Care Providers & Services) 195 56,209
The Clorox Co. (Household Products) 90 11,097
The Coca-Cola Co. (Beverages) 2,835 188,018
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 146 10,010
The Estee Lauder Cos., Inc. (Personal Care Products) 171 15,069
The Goldman Sachs Group, Inc. (Capital Markets) 222 176,791
The Hartford Financial Services Group, Inc. (Insurance) 206 27,478
The Hershey Co. (Food Products) 108 20,201
The Home Depot, Inc. (Specialty Retail) 728 294,977
The Interpublic Group of Cos., Inc. (Media) 268 7,480
The J.M. Smucker Co. (Food Products) 78 8,471
The Kraft Heinz Co. (Food Products) 624 16,249
The Kroger Co. (Consumer Staples Distribution &
Retail) 445 29,997
The Mosaic Co. (Chemicals) 232 8,046
The Procter & Gamble Co. (Household Products) 1,715 263,510
The Progressive Corp. (Insurance) 429 105,943

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Bull
Common Stocks, continued
Shares Value
The Sherwin-Williams Co. (Chemicals) 170 $ 58,864
The Southern Co. (Electric Utilities) 805 76,290
The TJX Cos., Inc. (Specialty Retail) 817 118,089
The Trade Desk, Inc.
*
- Class A (Media) 326 15,977
The Travelers Cos., Inc. (Insurance) 165 46,071
The Walt Disney Co. (Entertainment) 1,316 150,682
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 894 56,635
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 276 133,866
TKO Group Holdings, Inc.
*
(Entertainment) 51 10,300
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 354 84,741
Tractor Supply Co. (Specialty Retail) 388 22,066
Trane Technologies PLC (Building Products) 163 68,780
TransDigm Group, Inc. (Aerospace & Defense) 41 54,039
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 174 14,207
Truist Financial Corp. (Banks) 944 43,160
Tyler Technologies, Inc.
*
(Software) 32 16,741
Tyson Foods, Inc. - Class A (Food Products) 209 11,349
U.S. Bancorp (Banks) 1,139 55,048
Uber Technologies, Inc.
*
(Ground Transportation) 1,527 149,600
UDR, Inc. (Residential REITs) 221 8,234
Ulta Beauty, Inc.
*
(Specialty Retail) 33 18,043
Union Pacific Corp. (Ground Transportation) 434 102,585
United Airlines Holdings, Inc.
*
(Passenger Airlines) 237 22,871
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 539 45,023
United Rentals, Inc. (Trading Companies & Distributors) 47 44,868
UnitedHealth Group, Inc. (Health Care Providers &
Services) 663 228,933
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 41 8,382
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 227 38,649
Ventas, Inc. (Health Care REITs) 333 23,307
Veralto Corp. (Commercial Services & Supplies) 182 19,403
VeriSign, Inc.
*
(IT Services) 62 17,333
Verisk Analytics, Inc. (Professional Services) 102 25,654
Verizon Communications, Inc. (Diversified
Telecommunication Services) 3,087 135,674
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 188 73,628
Viatris, Inc. (Pharmaceuticals) 853 8,445
VICI Properties, Inc. (Specialized REITs) 781 25,468
Visa, Inc. - Class A (Financial Services) 1,244 424,677
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 233 45,650
Vulcan Materials Co. (Construction Materials) 97 29,839
W.R. Berkley Corp. (Insurance) 219 16,780
W.W. Grainger, Inc. (Trading Companies & Distributors) 32 30,495
Wabtec Corp. (Machinery) 125 25,059
Walmart, Inc. (Consumer Staples Distribution & Retail) 3,213 331,131
Warner Bros. Discovery, Inc.
*
(Entertainment) 1,812 35,388
Waste Management, Inc. (Commercial Services &
Supplies) 271 59,846
Waters Corp.
*
(Life Sciences Tools & Services) 44 13,192
WEC Energy Group, Inc. (Multi-Utilities) 236 27,043
Wells Fargo & Co. (Banks) 2,345 196,557
Welltower, Inc. (Health Care REITs) 490 87,289
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 53 13,903
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 254 30,495
Weyerhaeuser Co. (Specialized REITs) 528 13,089
Williams-Sonoma, Inc. (Specialty Retail) 90 17,591
Willis Towers Watson PLC (Insurance) 71 24,527
Common Stocks, continued
Shares Value
Workday, Inc.
*
- Class A (Software) 158 $ 38,035
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 62 7,953
Xcel Energy, Inc. (Electric Utilities) 433 34,921
Xylem, Inc. (Machinery) 178 26,255
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 203 30,856
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 37 10,995
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 145 14,283
Zoetis, Inc. (Pharmaceuticals) 324 47,408
TOTAL COMMON STOCKS
  (Cost $6,366,346) 41,760,933
Repurchase Agreements
(b) (c)
( 18.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $9,616,075 $ 9,615,000 9,615,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,615,000) 9,615,000
Collateral for Securities Loaned
(d)
( NM )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(e)
8,513 8,513
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $8,513) 8,513
TOTAL INVESTMENT SECURITIES
  (Cost $15,989,859)— 99.3% 51,384,446
Net other assets (liabilities) —  0.7% 361,601
NET ASSETS — 100.0% $ 51,746,047
*
Non-income producing security.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $8,293.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $942,000.
(d)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
ADR
American Depositary Receipt
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Bull
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P 500 Futures Contracts 9 12/22/25 $ 3,032,438 $ 73,078
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 10/27/25 4.84% $ 3,136,888 $ 12,453
S&P 500 UBS AG 10/27/25 4.89% 3,812,422 15,396
$6,949,310 $27,849
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Bull invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 695,849 1.4%
Air Freight & Logistics 106,039 0.2%
Automobile Components 13,709  NM
Automobiles 990,180 1.9%
Banks 1,491,190 2.9%
Beverages 412,475 0.8%
Biotechnology 658,855 1.3%
Broadline Retail 1,590,513 3.1%
Building Products 206,535 0.4%
Capital Markets 1,457,289 2.8%
Chemicals 456,004 0.9%
Commercial Services & Supplies 206,337 0.4%
Communications Equipment 377,578 0.7%
Construction & Engineering 66,607 0.1%
Construction Materials 57,571 0.1%
Consumer Finance 250,681 0.5%
Consumer Staples Distribution & Retail 750,688 1.5%
Containers & Packaging 81,469 0.1%
Distributors 27,320 0.1%
Diversified Telecommunication Services 283,482 0.5%
Electric Utilities 631,504 1.2%
Electrical Equipment 367,486 0.7%
Electronic Equipment, Instruments & Components 304,504 0.6%
Energy Equipment & Services 88,058 0.2%
Entertainment 654,118 1.3%
Financial Services 1,662,939 3.2%
Food Products 215,245 0.4%
Gas Utilities 20,148 0.1%
Ground Transportation 376,442 0.7%
Health Care Equipment & Supplies 852,105 1.7%
Health Care Providers & Services 694,416 1.3%
Health Care REITs 120,343 0.2%
Value
% of Net
Assets
Hotel & Resort REITs $ 7,965  NM
Hotels, Restaurants & Leisure 788,760 1.5%
Household Durables 124,993 0.3%
Household Products 367,744 0.7%
Independent Power/Renewable Electricity Producers 52,506 0.1%
Industrial Conglomerates 391,839 0.8%
Industrial REITs 77,759 0.2%
Insurance 778,441 1.5%
Interactive Media & Services 3,040,229 5.9%
IT Services 388,642 0.7%
Leisure Products 7,433  NM
Life Sciences Tools & Services 341,692 0.7%
Machinery 631,009 1.2%
Media 169,269 0.3%
Metals & Mining 145,840 0.3%
Multi-Utilities 256,979 0.5%
Office REITs 17,529  NM
Oil, Gas & Consumable Fuels 1,118,066 2.1%
Passenger Airlines 62,080 0.1%
Personal Care Products 37,872 0.1%
Pharmaceuticals 1,153,485 2.2%
Professional Services 233,404 0.5%
Real Estate Management & Development 60,030 0.1%
Residential REITs 89,805 0.2%
Retail REITs 110,882 0.2%
Semiconductors & Semiconductor Equipment 5,753,325 11.2%
Software 4,774,764 9.2%
Specialized REITs 324,970 0.6%
Specialty Retail 744,483 1.4%
Technology Hardware, Storage & Peripherals 2,942,320 5.7%
Textiles, Apparel & Luxury Goods 111,938 0.2%
Tobacco 266,000 0.5%
Trading Companies & Distributors 116,557 0.2%

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Bull
Value
% of Net
Assets
Water Utilities $ 19,904  NM
Wireless Telecommunication Services 84,740 0.2%
Other
**
9,985,114 19.3%
Total $ 51,746,047 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Communication Services
Common Stocks ( 97 .7% )
Shares Value
Alphabet, Inc. - Class A (Interactive Media & Services) 4,675 $ 1,136,493
Alphabet, Inc. - Class C (Interactive Media & Services) 3,753 914,043
AT&T, Inc. (Diversified Telecommunication Services) 21,494 606,991
Charter Communications, Inc.
*
- Class A (Media) 2,090 574,969
Comcast Corp. - Class A (Media) 19,159 601,977
Electronic Arts, Inc. (Entertainment) 2,986 602,276
Fox Corp. - Class A (Media) 4,724 297,895
Fox Corp. - Class B (Media) 3,340 191,349
Live Nation Entertainment, Inc.
*
(Entertainment) 3,549 579,907
Match Group, Inc.
*
(Interactive Media & Services) 5,414 191,222
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 2,683 1,970,342
Netflix, Inc.
*
(Entertainment) 645 773,303
News Corp. - Class A (Media) 8,470 260,114
News Corp. - Class B (Media) 2,800 96,740
Omnicom Group, Inc. (Media) 4,359 355,389
Paramount Skydance Corp.
*(a)
(Media) 6,947 131,437
Take-Two Interactive Software, Inc.
*
(Entertainment) 2,321 599,654
The Interpublic Group of Cos., Inc. (Media) 8,241 230,006
The Trade Desk, Inc.
*
- Class A (Media) 10,028 491,472
The Walt Disney Co. (Entertainment) 5,256 601,812
TKO Group Holdings, Inc. (Entertainment) 1,552 313,442
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 2,535 606,828
Verizon Communications, Inc. (Diversified
Telecommunication Services) 13,950 613,102
Warner Bros. Discovery, Inc.
*
(Entertainment) 33,340 651,130
TOTAL COMMON STOCKS
  (Cost $7,750,606) 13,391,893
Repurchase Agreements
(b)
( 1 .3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $184,021 $ 184,000 $ 184,000
TOTAL REPURCHASE AGREEMENTS
(Cost $184,000) 184,000
Collateral for Securities Loaned
(c)
( 0 .7% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(d)
95,180 95,180
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $95,180) 95,180
TOTAL INVESTMENT SECURITIES
  (Cost $8,029,786)— 99.7% 13,671,073
Net other assets (liabilities) — 0 .3% 42,093
NET ASSETS — 100.0% $ 13,713,166
*
Non-income producing security.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $90,040.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Communication Services
Select Sector Index Goldman Sachs International 10/23/25 4.84% $ 356,069 $ (697)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Communication Services invested in the following industries as of
September 30, 2025:
Value
% of Net
Assets
Diversified Telecommunication Services $ 1,220,093 8.9%
Entertainment 4,121,524 30.1%
Interactive Media & Services 4,212,100 30.7%
Media 3,231,348 23.6%
Wireless Telecommunication Services 606,828 4.4%
Other
**
321,273 2.3%
Total $ 13,713,166 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Consumer Discretionary
Common Stocks ( 98 .8% )
Shares Value
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 2,085 $ 253,161
Amazon.com, Inc.
*
(Broadline Retail) 20,108 4,415,114
Aptiv PLC
*
(Automobile Components) 1,058 91,221
AutoZone, Inc.
*
(Specialty Retail) 81 347,509
Best Buy Co., Inc. (Specialty Retail) 955 72,217
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 157 847,684
CarMax, Inc.
*
(Specialty Retail) 729 32,710
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 5,276 152,529
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 6,516 255,362
D.R. Horton, Inc. (Household Durables) 1,347 228,276
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 569 108,315
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 721 73,088
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 152 65,620
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 1,799 489,309
eBay, Inc. (Broadline Retail) 2,221 202,000
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 574 122,693
Ford Motor Co. (Automobiles) 18,995 227,180
Garmin, Ltd. (Household Durables) 795 195,745
General Motors Co. (Automobiles) 4,626 282,047
Genuine Parts Co. (Distributors) 676 93,694
Hasbro, Inc. (Leisure Products) 647 49,075
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 1,143 296,540
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 1,501 80,739
Lennar Corp. - Class A (Household Durables) 1,106 139,400
LKQ Corp. (Distributors) 1,250 38,175
Lowe's Cos., Inc. (Specialty Retail) 2,723 684,317
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 530 94,303
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 1,096 285,408
McDonald's Corp. (Hotels, Restaurants & Leisure) 2,962 900,121
MGM Resorts International (Hotels, Restaurants &
Leisure) 992 34,383
Mohawk Industries, Inc.
*
(Household Durables) 254 32,746
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 5,773 402,552
Common Stocks, continued
Shares Value
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 2,196 $ 54,087
NVR, Inc.
*
(Household Durables) 14 112,485
O'Reilly Automotive, Inc.
*
(Specialty Retail) 4,123 444,501
Pool Corp. (Distributors) 160 49,611
PulteGroup, Inc. (Household Durables) 959 126,713
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 188 58,949
Ross Stores, Inc. (Specialty Retail) 1,589 242,148
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 1,227 397,033
Starbucks Corp. (Hotels, Restaurants & Leisure) 5,523 467,246
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 1,011 114,465
Tesla, Inc.
*
(Automobiles) 9,634 4,284,433
The Home Depot, Inc. (Specialty Retail) 3,416 1,384,129
The TJX Cos., Inc. (Specialty Retail) 5,421 783,551
Tractor Supply Co. (Specialty Retail) 2,575 146,440
Ulta Beauty, Inc.
*
(Specialty Retail) 218 119,192
Williams-Sonoma, Inc. (Specialty Retail) 598 116,879
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 410 52,591
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 1,349 205,048
TOTAL COMMON STOCKS
  (Cost $8,264,104) 20,752,734
Repurchase Agreements
(a)
( 1 .4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $300,034 $ 300,000 300,000
TOTAL REPURCHASE AGREEMENTS
(Cost $300,000) 300,000
TOTAL INVESTMENT SECURITIES
  (Cost $8,564,104)— 100.2% 21,052,734
Net other assets (liabilities) — ( 0 .2 ) % (42,750)
NET ASSETS — 100.0% $ 21,009,984
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Consumer Discretionary
Select Sector Index Goldman Sachs International 10/23/25 4.84% $ 421,586 $ 3,793
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Consumer Discretionary
ProFund VP Consumer Discretionary invested in the following industries as of September
30, 2025:
Value
% of Net
Assets
Automobile Components $ 91,221 0.4%
Automobiles 4,793,660 22.8%
Broadline Retail 4,617,113 22.0%
Distributors 181,480 0.9%
Hotels, Restaurants & Leisure 5,067,870 24.1%
Household Durables 835,365 4.0%
Leisure Products 49,075 0.2%
Specialty Retail 4,373,593 20.8%
Textiles, Apparel & Luxury Goods 743,357 3.6%
Other
**
257,250 1.2%
Total $ 21,009,984 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Consumer Staples
Common Stocks (97.6%)
Shares Value
Altria Group, Inc. (Tobacco) 6,415 $ 423,775
Archer-Daniels-Midland Co. (Food Products) 2,994 178,862
Brown-Forman Corp. - Class B (Beverages) 1,097 29,707
Bunge Global SA (Food Products) 873 70,931
Campbell Soup Co.
(a)
(Food Products) 1,226 38,717
Church & Dwight Co., Inc. (Household Products) 1,518 133,022
Colgate-Palmolive Co. (Household Products) 5,037 402,658
Conagra Brands, Inc. (Food Products) 2,985 54,655
Constellation Brands, Inc. - Class A (Beverages) 890 119,856
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 967 895,084
Dollar General Corp. (Consumer Staples Distribution &
Retail) 1,371 141,693
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 1,209 114,093
General Mills, Inc. (Food Products) 3,332 167,999
Hormel Foods Corp. (Food Products) 1,816 44,928
Kellanova (Food Products) 1,675 137,384
Kenvue, Inc. (Personal Care Products) 11,959 194,095
Keurig Dr Pepper, Inc. (Beverages) 8,465 215,942
Kimberly-Clark Corp. (Household Products) 2,068 257,135
Lamb Weston Holdings, Inc. (Food Products) 868 50,413
McCormick & Co., Inc. (Food Products) 1,577 105,517
Molson Coors Beverage Co. - Class B (Beverages) 1,056 47,784
Mondelez International, Inc. - Class A (Food Products) 6,823 426,234
Monster Beverage Corp.
*
(Beverages) 4,442 298,991
PepsiCo, Inc. (Beverages) 2,985 419,213
Philip Morris International, Inc. (Tobacco) 3,394 550,507
Sysco Corp. (Consumer Staples Distribution & Retail) 2,976 245,044
Target Corp. (Consumer Staples Distribution & Retail) 2,831 253,941
The Clorox Co. (Household Products) 762 93,955
The Coca-Cola Co. (Beverages) 8,445 560,073
The Estee Lauder Cos., Inc. (Personal Care Products) 1,460 128,655
The Hershey Co. (Food Products) 923 172,647
The J.M. Smucker Co. (Food Products) 665 72,219
The Kraft Heinz Co. (Food Products) 5,311 138,298
The Kroger Co. (Consumer Staples Distribution &
Retail) 3,791 255,551
The Procter & Gamble Co. (Household Products) 5,107 784,690
Common Stocks, continued
Shares Value
Tyson Foods, Inc. - Class A (Food Products) 1,781 $ 96,708
Walmart, Inc. (Consumer Staples Distribution & Retail) 9,570 986,285
TOTAL COMMON STOCKS
  (Cost $4,687,431) 9,307,261
Repurchase Agreements
(b)
( 1.8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $169,019 $ 169,000 169,000
TOTAL REPURCHASE AGREEMENTS
(Cost $169,000) 169,000
Collateral for Securities Loaned
(c)
( 0.4% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(d)
36,635 36,635
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $36,635) 36,635
TOTAL INVESTMENT SECURITIES
  (Cost $4,893,066)— 99.8% 9,512,896
Net other assets (liabilities) —  0.2% 17,412
NET ASSETS — 100.0% $ 9,530,308
*
Non-income producing security.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $36,728.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Consumer Staples Select
Sector Index Goldman Sachs International 10/23/25 4.84% $ 264,222 $ (816)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Consumer Staples invested in the following industries as of September 30,
2025:
Value
% of Net
Assets
Beverages $ 1,691,566 17.8%
Consumer Staples Distribution & Retail 2,891,691 30.3%
Food Products 1,755,512 18.4%
Household Products 1,671,460 17.5%
Personal Care Products 322,750 3.4%
Value
% of Net
Assets
Tobacco $ 974,282 10.2%
Other
**
223,047 2.4%
Total $ 9,530,308 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Dow 30
Repurchase Agreements
(a) (b)
( 98 .7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $374,042 $ 374,000 $ 374,000
TOTAL REPURCHASE AGREEMENTS
(Cost $374,000) 374,000
TOTAL INVESTMENT SECURITIES
  (Cost $374,000)— 98.7% 374,000
Net other assets (liabilities) — 1 .3% 4,931
NET ASSETS — 100.0% $ 378,931
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $51,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 10/27/25 4.84% $ 303,267 $ 493
Dow Jones Industrial Average UBS AG 10/27/25 4.89% 75,652 123
$378,919 $616
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Emerging Markets
Common Stocks (94.0%)
Shares Value
Alibaba Group Holding, Ltd.
ADR
(Broadline Retail) 40,178 $ 7,181,014
Ambev S.A.
ADR(a)
(Beverages) 76,160 169,837
America Movil S.A.B. de C.V.
ADR(a)
(Wireless
Telecommunication Services) 16,207 340,347
ASE Technology Holding Co., Ltd.
ADR
(Semiconductors
& Semiconductor Equipment) 31,260 346,673
Baidu, Inc.
*ADR
(Interactive Media & Services) 4,979 656,083
Banco Bradesco S.A.
ADR
(Banks) 94,638 319,877
Banco de Chile
ADR
(Banks) 4,158 125,987
BeiGene, Ltd.
*ADR
(Biotechnology) 1,295 441,207
Bilibili, Inc.
*ADR(a)
(Entertainment) 5,164 145,056
Cemex S.A.B. de C.V.
ADR
(Construction Materials) 27,090 243,539
Centrais Eletricas Brasileiras S.A.
ADR(a)
(Electric
Utilities) 16,336 162,053
Chunghwa Telecom Co., Ltd.
ADR
(Diversified
Telecommunication Services) 6,803 296,747
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
ADR
(Water Utilities) 8,196 203,998
Dr. Reddy's Laboratories, Ltd.
*ADR
(Pharmaceuticals) 10,903 152,424
Embraer S.A.
*ADR
(Aerospace & Defense) 3,114 188,241
Fomento Economico Mexicano S.A.B. de C.V.
ADR
(Beverages) 3,041 299,934
Full Truck Alliance Co., Ltd.
*ADR
(Ground
Transportation) 14,792 191,852
Gold Fields, Ltd.
ADR
(Metals & Mining) 16,018 672,115
Grupo Aeroportuario del Pacifico S.A.B. de C.V.
*ADR
(Transportation Infrastructure) 730 173,149
Harmony Gold Mining Co., Ltd.
ADR
(Metals & Mining) 9,770 177,326
HDFC Bank, Ltd.
ADR
(Banks) 63,649 2,174,249
ICICI Bank, Ltd.
ADR
(Banks) 45,637 1,379,607
Infosys, Ltd.
ADR(a)
(IT Services) 63,194 1,028,167
Itau Unibanco Holding S.A.
ADR
(Banks) 95,395 700,200
JD.com, Inc.
*ADR
(Broadline Retail) 25,941 907,416
Kanzhun, Ltd.
*ADR
(Interactive Media & Services) 6,608 154,363
KB Financial Group, Inc.
*ADR
(Banks) 6,349 526,396
KE Holdings, Inc.
*ADR
(Real Estate Management &
Development) 11,868 225,492
Korea Electric Power Corporation
*ADR
(Electric Utilities) 9,191 119,943
Li Auto, Inc.
*ADR(a)
(Automobiles) 10,702 271,189
NetEase, Inc.
ADR
(Entertainment) 6,119 930,027
New Oriental Education & Technology Group, Inc.
*ADR
(Diversified Consumer Services) 2,341 124,237
NIO, Inc.
*ADR
(Automobiles) 27,756 211,501
PDD Holdings, Inc.
*ADR
(Broadline Retail) 11,585 1,531,189
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 33,296 421,527
POSCO Holdings, Inc.
*ADR
(Metals & Mining) 5,388 265,143
Shinhan Financial Group Co., Ltd.
*ADR
(Banks) 8,254 415,754
Sociedad Quimica y Minera de Chile S.A.
ADR(a)
(Chemicals) 2,556 109,857
Suzano S.A.
ADR
(Paper & Forest Products) 11,990 112,706
Taiwan Semiconductor Manufacturing Co., Ltd.
ADR
(Semiconductors & Semiconductor Equipment) 24,649 6,884,219
Telekomunikasi Indonesia Persero Tbk.
*ADR
(Diversified
Telecommunication Services) 8,155 153,477
Tencent Music Entertainment Group
*ADR
(Entertainment) 8,847 206,489
Trip.com Group, Ltd.
*ADR
(Hotels, Restaurants &
Leisure) 10,878 818,026
United Microelectronics Corp.
ADR(a)
(Semiconductors &
Semiconductor Equipment) 42,246 320,225
Vale S.A.
ADR
(Metals & Mining) 64,173 696,919
Wipro, Ltd.
*ADR(a)
(IT Services) 54,407 143,090
Woori Financial Group, Inc.
ADR
(Banks) 4,075 228,811
XPeng, Inc.
*ADR(a)
(Automobiles) 13,103 306,872
ZTO Express Cayman, Inc.
*ADR
(Air Freight & Logistics) 7,496 143,923
TOTAL COMMON STOCKS
Common Stocks, continued
Shares Value
  (Cost $17,065,545) $ 33,998,473
Preferred Stocks (1.3%)
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 39,476 466,606
TOTAL PREFERRED STOCKS
  (Cost $176,881) 466,606
Repurchase Agreements
(b)(c)
( 0.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $220,025 $ 220,000 220,000
TOTAL REPURCHASE AGREEMENTS
(Cost $220,000) 220,000
Collateral for Securities Loaned
(d)
( 7.9% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(e)
2,846,523 2,846,523
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $2,846,523) 2,846,523
TOTAL INVESTMENT SECURITIES
  (Cost $20,308,949)— 103.8% 37,531,602
Net other assets (liabilities) —  (3.8)% (1,357,445)
NET ASSETS — 100.0% $ 36,174,157
*
Non-income producing security.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $2,761,189.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $220,000.
(d)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
ADR
American Depositary Receipt

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Emerging Markets
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Emerging 50 ADR Index
(USD) Goldman Sachs International 10/27/25 4.84% $ 983,685 $ 2,064
S&P Emerging 50 ADR Index
(USD) UBS AG 10/27/25 4.89% 702,020 984
$1,685,705 $3,048
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Emerging Markets invested in the following industries as of September 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 188,241 0.5%
Air Freight & Logistics 143,923 0.4%
Automobiles 789,562 2.2%
Banks 5,870,881 16.3%
Beverages 469,771 1.3%
Biotechnology 441,207 1.2%
Broadline Retail 9,619,619 26.7%
Chemicals 109,857 0.3%
Construction Materials 243,539 0.7%
Diversified Consumer Services 124,237 0.3%
Diversified Telecommunication Services 450,224 1.2%
Electric Utilities 281,996 0.7%
Entertainment 1,281,572 3.6%
Ground Transportation 191,852 0.5%
Hotels, Restaurants & Leisure 818,026 2.3%
Interactive Media & Services 810,446 2.2%
IT Services 1,171,257 3.2%
Metals & Mining 1,811,503 4.9%
Oil, Gas & Consumable Fuels 888,133 2.5%
Paper & Forest Products 112,706 0.3%
Pharmaceuticals 152,424 0.4%
Real Estate Management & Development 225,492 0.6%
Semiconductors & Semiconductor Equipment 7,551,117 21.0%
Transportation Infrastructure 173,149 0.5%
Water Utilities 203,998 0.6%
Wireless Telecommunication Services 340,347 0.9%
Other
**
1,709,078 4.7%
Total $ 36,174,157 100.0%
ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2025:
Value
% of Net
Assets
Brazil $ 3,441,964 9.5%
Chile 235,844 0.6%
China $ 14,445,936 40.0%
India 4,877,537 13.5%
Indonesia 153,477 0.4%
Mexico 1,056,969 2.9%
South Africa 849,441 2.3%
South Korea 1,556,047 4.3%
Taiwan 7,847,864 21.8%
Other
**
1,709,078 4.7%
Total $ 36,174,157 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Energy
Common Stocks ( 97 .9% )
Shares Value
APA Corp. (Oil, Gas & Consumable Fuels) 9,344 $ 226,872
Baker Hughes Co. (Energy Equipment & Services) 25,748 1,254,443
Chevron Corp. (Oil, Gas & Consumable Fuels) 43,357 6,732,908
ConocoPhillips (Oil, Gas & Consumable Fuels) 28,136 2,661,384
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 19,931 471,368
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 16,579 581,260
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 4,914 703,193
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 13,762 1,542,995
EQT Corp. (Oil, Gas & Consumable Fuels) 16,299 887,155
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 6,220 660,813
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 75,190 8,477,672
Halliburton Co. (Energy Equipment & Services) 22,268 547,793
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 51,070 1,445,792
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 7,940 1,530,356
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 18,769 886,835
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 16,447 1,200,138
Phillips 66 (Oil, Gas & Consumable Fuels) 10,555 1,435,691
Schlumberger N.V. (Energy Equipment & Services) 38,966 1,339,261
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 5,620 941,575
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 504 470,555
Common Stocks, continued
Shares Value
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 28,165 $ 1,784,253
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 8,113 1,381,319
TOTAL COMMON STOCKS
  (Cost $14,419,105) 37,163,631
Repurchase Agreements
(a)
( 2 .3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $860,096 $ 860,000 860,000
TOTAL REPURCHASE AGREEMENTS
(Cost $860,000) 860,000
TOTAL INVESTMENT SECURITIES
  (Cost $15,279,105)— 100.2% 38,023,631
Net other assets (liabilities) — ( 0 .2 ) % (93,062)
NET ASSETS — 100.0% $ 37,930,569
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Energy Select Sector Index Goldman Sachs International 10/23/25 4.84% $ 894,815 $ 1,466
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Energy invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Energy Equipment & Services $ 3,141,497 8.2%
Oil, Gas & Consumable Fuels 34,022,134 89.7%
Other
**
766,938 2.1%
Total $ 37,930,569 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Europe 30
Common Stocks (99.6%)
Shares Value
Anheuser-Busch InBev S.A./N.V.
ADR(a)
(Beverages) 9,797 $ 583,999
ArcelorMittal SA
ADR
(Metals & Mining) 13,431 485,530
Argenx SE
*ADR
(Biotechnology) 790 582,672
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 4,424 625,952
ASML Holding N.V.
ADR
(Semiconductors &
Semiconductor Equipment) 632 611,833
AstraZeneca PLC
ADR
(Pharmaceuticals) 5,689 436,460
Barclays PLC
ADR
(Banks) 27,969 578,119
BioNTech SE
*ADR(a)
(Biotechnology) 2,844 280,475
BP PLC
ADR
(Oil, Gas & Consumable Fuels) 15,327 528,168
British American Tobacco PLC
ADR
(Tobacco) 12,325 654,211
Diageo PLC
ADR
(Beverages) 3,318 316,637
Equinor ASA
ADR(a)
(Oil, Gas & Consumable Fuels) 18,014 439,181
GSK PLC
ADR
(Pharmaceuticals) 12,483 538,766
Haleon PLC
*ADR
(Personal Care Products) 37,608 337,344
HSBC Holdings PLC
ADR(a)
(Banks) 13,431 953,332
ING Groep N.V.
ADR
(Banks) 24,334 634,631
Jumia Technologies AG
*ADR(a)
(Advertising & Marketing) 65,892 765,006
National Grid PLC
ADR
(Multi-Utilities) 6,795 493,793
Nokia Oyj
ADR
(Communications Equipment) 72,213 347,345
Novo Nordisk A/S
ADR
(Pharmaceuticals) 7,269 403,357
RELX PLC
ADR
(Professional Services) 9,955 475,451
Rio Tinto PLC
ADR
(Metals & Mining) 8,375 552,834
Ryanair Holdings PLC
*ADR
(Passenger Airlines) 7,269 437,739
Sanofi S.A.
ADR
(Pharmaceuticals) 11,061 522,079
SAP SE
ADR
(Software) 3,792 1,013,261
Shell PLC
ADR
(Oil, Gas & Consumable Fuels) 7,901 565,159
Telefonaktiebolaget LM Ericsson
ADR
(Communications
Equipment) 40,294 333,231
Tenaris S.A.
ADR
(Energy Equipment & Services) 8,375 299,574
TotalEnergies SE
ADR
(Oil, Gas & Consumable Fuels) 9,007 537,628
Vodafone Group PLC
ADR
(Wireless Telecommunication
Services) 37,450 434,420
TOTAL COMMON STOCKS
  (Cost $8,699,863) 15,768,187
Collateral for Securities Loaned
(b)
( 18.0% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(c)
2,850,261 2,850,261
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $2,850,261) 2,850,261
TOTAL INVESTMENT SECURITIES
  (Cost $11,550,124)— 117.6% 18,618,448
Net other assets (liabilities) —  (17.6)% (2,788,925)
NET ASSETS — 100.0% $ 15,829,523
*
Non-income producing security.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $2,764,210.
(b)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
ADR
American Depositary Receipt
ProFund VP Europe 30 invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Advertising & Marketing $ 765,006 4.8%
Banks 2,166,082 13.7%
Beverages 900,636 5.7%
Biotechnology 863,148 5.5%
Communications Equipment 680,576 4.3%
Energy Equipment & Services 299,574 1.9%
Metals & Mining 1,038,364 6.6%
Multi-Utilities 493,793 3.1%
Oil, Gas & Consumable Fuels 2,070,136 13.1%
Passenger Airlines 437,739 2.8%
Personal Care Products 337,344 2.1%
Pharmaceuticals 1,900,662 12.0%
Professional Services 475,451 3.0%
Semiconductors & Semiconductor Equipment 1,237,785 7.8%
Software 1,013,260 6.4%
Tobacco 654,211 4.1%
Wireless Telecommunication Services 434,420 2.7%
Other
**
61,336 0.4%
Total $ 15,829,523 100.0%
ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2025:
Value
% of Net
Assets
Belgium $ 583,999 3.7%
Denmark 403,357 2.5%
Finland 347,345 2.2%
France 1,059,707 6.7%
Germany 2,058,741 13.0%
Ireland 437,739 2.8%
Luxembourg 785,104 5.0%
Netherlands 1,829,137 11.6%
Norway 439,181 2.8%
Sweden 333,231 2.1%
United Kingdom 7,490,646 47.2%
Other
**
61,336 0.4%
Total $ 15,829,523 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar
Repurchase Agreements
(a)(b)
( 100.8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $638,071 $ 638,000 $ 638,000
TOTAL REPURCHASE AGREEMENTS
(Cost $638,000) 638,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,273,939)— 200.9% 1,272,239
Net other assets (liabilities) —  (100.9)% (639,033)
NET ASSETS — 100.0% $ 633,206
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At September 30,
2025, the aggregate amount held in a segregated account was $12,000.
As of September 30, 2025, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Long:
British pound 13,755 U.S. dollar $ 18,644 10/10/25 $ 18,498 $ (146)
Canadian dollar 22,367 U.S. dollar 16,187 10/10/25 16,083 (104)
Euro 87,565 U.S. dollar 102,875 10/10/25 102,860 (15)
Japanese yen 3,450,992 U.S. dollar 23,479 10/10/25 23,365 (114)
Swedish krona 72,622 U.S. dollar 7,790 10/10/25 7,723 (67)
Swiss franc 5,814 U.S. dollar 7,326 10/10/25 7,314 (12)
Total Long Contracts $ 176,301 $ 175,843 $ (458)
As of September 30, 2025, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Long:
British pound 42,227 U.S. dollar $ 57,239 10/10/25 $ 56,786 $ (453)
Canadian dollar 57,550 U.S. dollar 41,632 10/10/25 41,380 (252)
Euro 223,583 U.S. dollar 262,605 10/10/25 262,635 30
Japanese yen 9,337,926 U.S. dollar 63,595 10/10/25 63,224 (371)
Swedish krona 177,416 U.S. dollar 19,040 10/10/25 18,868 (172)
Swiss franc 12,323 U.S. dollar 15,527 10/10/25 15,503 (24)
Total Long Contracts $ 459,638 $ 458,396 $ (1,242)
Total unrealized appreciation $30
Total unrealized (depreciation) (1,730)
Total net unrealized appreciation/(depreciation) $(1,700)

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Financials
Common Stocks (99.1%)
Shares Value
Aflac, Inc. (Insurance) 2,170 $ 242,389
Allstate Corp. (Insurance) 1,188 255,004
American Express Co. (Consumer Finance) 2,447 812,796
American International Group, Inc. (Insurance) 2,497 196,114
Ameriprise Financial, Inc. (Capital Markets) 425 208,781
Aon PLC - Class A (Insurance) 972 346,596
Apollo Global Management, Inc. (Financial Services) 2,074 276,402
Arch Capital Group, Ltd.
*
(Insurance) 1,676 152,063
Arthur J. Gallagher & Co. (Insurance) 1,156 358,059
Assurant, Inc. (Insurance) 227 49,168
Bank of America Corp. (Banks) 30,718 1,584,742
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 8,266 4,155,648
BlackRock, Inc. (Capital Markets) 649 756,650
Blackstone, Inc. (Capital Markets) 3,323 567,735
Block, Inc.
*
(Financial Services) 2,477 179,013
Brown & Brown, Inc. (Insurance) 1,321 123,897
Capital One Financial Corp. (Consumer Finance) 2,883 612,868
Cboe Global Markets, Inc. (Capital Markets) 471 115,513
Chubb, Ltd. (Insurance) 1,671 471,641
Cincinnati Financial Corp. (Insurance) 705 111,461
Citigroup, Inc. (Banks) 8,298 842,247
Citizens Financial Group, Inc. (Banks) 1,944 103,343
CME Group, Inc. (Capital Markets) 1,625 439,059
Coinbase Global, Inc.
*
- Class A (Capital Markets) 1,019 343,902
Corpay, Inc.
*
(Software) 318 91,603
Erie Indemnity Co.
*
- Class A (Insurance) 115 36,588
Everest Group, Ltd. (Insurance) 189 66,193
FactSet Research Systems, Inc. (Capital Markets) 170 48,703
Fidelity National Information Services, Inc. (Financial
Services) 2,355 155,289
Fifth Third Bancorp (Banks) 2,984 132,937
First Horizon Corp. (Banks) —
(a)
9
Fiserv, Inc.
*
(Financial Services) 2,450 315,879
Franklin Resources, Inc. (Capital Markets) 1,381 31,943
Global Payments, Inc. (Financial Services) 1,094 90,890
Globe Life, Inc. (Insurance) 365 52,184
Huntington Bancshares, Inc. (Banks) 6,608 114,120
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 2,007 138,102
Intercontinental Exchange, Inc. (Capital Markets) 2,580 434,678
Invesco, Ltd. (Capital Markets) 2,010 46,109
Jack Henry & Associates, Inc. (Financial Services) 328 48,849
JPMorgan Chase & Co. (Banks) 12,395 3,909,755
KeyCorp (Banks) 4,201 78,517
KKR & Co., Inc. (Capital Markets) 3,093 401,935
Loews Corp. (Insurance) 767 76,999
M&T Bank Corp. (Banks) 704 139,124
Marsh & McLennan Cos., Inc. (Insurance) 2,216 446,590
MasterCard, Inc. - Class A (Financial Services) 3,721 2,116,541
MetLife, Inc. (Insurance) 2,518 207,408
Moody's Corp. (Capital Markets) 695 331,154
Common Stocks, continued
Shares Value
Morgan Stanley (Capital Markets) 5,469 $ 869,352
MSCI, Inc. (Capital Markets) 349 198,026
Nasdaq, Inc. (Capital Markets) 2,043 180,703
Northern Trust Corp. (Capital Markets) 862 116,025
PayPal Holdings, Inc.
*
(Financial Services) 4,307 288,827
PNC Financial Services Group, Inc. (Banks) 1,775 356,651
Principal Financial Group, Inc. (Insurance) 914 75,780
Prudential Financial, Inc. (Insurance) 1,587 164,635
Raymond James Financial, Inc. (Capital Markets) 800 138,080
Regions Financial Corp. (Banks) 4,022 106,060
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 3,489 499,555
S&P Global, Inc. (Capital Markets) 1,409 685,774
State Street Corp. (Capital Markets) 1,279 148,377
Synchrony Financial (Consumer Finance) 1,677 119,151
T. Rowe Price Group, Inc. (Capital Markets) 990 101,614
The Bank of New York Mellon Corp. (Capital Markets) 3,179 346,384
The Charles Schwab Corp. (Capital Markets) 7,692 734,355
The Goldman Sachs Group, Inc. (Capital Markets) 1,365 1,087,018
The Hartford Financial Services Group, Inc. (Insurance) 1,267 169,005
The Progressive Corp. (Insurance) 2,643 652,690
The Travelers Cos., Inc. (Insurance) 1,015 283,408
Truist Financial Corp. (Banks) 5,813 265,770
U.S. Bancorp (Banks) 7,015 339,035
Visa, Inc. - Class A (Financial Services) 7,657 2,613,946
W.R. Berkley Corp. (Insurance) 1,351 103,514
Wells Fargo & Co. (Banks) 14,441 1,210,445
Willis Towers Watson PLC (Insurance) 440 151,998
TOTAL COMMON STOCKS
  (Cost $6,805,808) 34,823,368
Repurchase Agreements
(b)
( 4.3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $1,505,168 $ 1,505,000 1,505,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,505,000) 1,505,000
TOTAL INVESTMENT SECURITIES
  (Cost $8,310,808)— 103.4% 36,328,368
Net other assets (liabilities) —  (3.4)% (1,193,357)
NET ASSETS — 100.0% $ 35,135,011
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Financial Select Sector
Index Goldman Sachs International 10/23/25 4.84% $ 370,953 $ (3,385)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Financials
ProFund VP Financials invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Banks $ 9,182,755 26.1%
Capital Markets 8,969,527 25.5%
Consumer Finance 1,544,815 4.4%
Financial Services 10,241,285 29.2%
Insurance 4,793,383 13.6%
Software 91,603 0.3%
Other
**
311,643 0.9%
Total $ 35,135,011 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Health Care
Common Stocks (99.2%)
Shares Value
Abbott Laboratories (Health Care Equipment &
Supplies) 11,265 $ 1,508,834
AbbVie, Inc. (Biotechnology) 11,433 2,647,196
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 1,839 236,036
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 436 54,596
Amgen, Inc. (Biotechnology) 3,484 983,185
Baxter International, Inc. (Health Care Equipment &
Supplies) 3,324 75,687
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 1,855 347,200
Biogen, Inc.
*
(Biotechnology) 949 132,936
Bio-Techne Corp. (Life Sciences Tools & Services) 1,015 56,464
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 9,590 936,272
Bristol-Myers Squibb Co. (Pharmaceuticals) 13,174 594,147
Cardinal Health, Inc. (Health Care Providers & Services) 1,546 242,660
Cencora, Inc. (Health Care Providers & Services) 1,255 392,225
Centene Corp.
*
(Health Care Providers & Services) 3,020 107,754
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 319 49,911
CVS Health Corp. (Health Care Providers & Services) 8,209 618,877
Danaher Corp. (Life Sciences Tools & Services) 4,125 817,823
DaVita, Inc.
*
(Health Care Providers & Services) 231 30,693
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 2,538 170,782
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 3,800 295,526
Elevance Health, Inc. (Health Care Providers &
Services) 1,457 470,786
Eli Lilly & Co. (Pharmaceuticals) 5,146 3,926,398
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 2,955 221,921
Gilead Sciences, Inc. (Biotechnology) 8,031 891,441
HCA Healthcare, Inc. (Health Care Providers &
Services) 1,060 451,772
Henry Schein, Inc.
*
(Health Care Providers & Services) 667 44,269
Hologic, Inc.
*
(Health Care Equipment & Supplies) 1,440 97,186
Humana, Inc. (Health Care Providers & Services) 778 202,412
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 518 330,945
Incyte Corp.
*
(Biotechnology) 1,062 90,068
Insulet Corp.
*
(Health Care Equipment & Supplies) 456 140,781
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 2,320 1,037,574
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 1,100 208,934
Johnson & Johnson (Pharmaceuticals) 15,587 2,890,142
Labcorp Holdings, Inc. (Health Care Providers &
Services) 538 154,438
McKesson Corp. (Health Care Providers & Services) 805 621,895
Medtronic PLC (Health Care Equipment & Supplies) 8,293 789,825
Merck & Co., Inc. (Pharmaceuticals) 16,166 1,356,812
Common Stocks, continued
Shares Value
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 133 $ 163,272
Moderna, Inc.
*
(Biotechnology) 2,241 57,885
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 351 67,167
Pfizer, Inc. (Pharmaceuticals) 36,798 937,613
Quest Diagnostics, Inc. (Health Care Providers &
Services) 724 137,980
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 659 370,536
ResMed, Inc. (Health Care Equipment & Supplies) 948 259,496
Revvity, Inc. (Life Sciences Tools & Services) 751 65,825
Solventum Corp.
*
(Health Care Equipment & Supplies) 954 69,642
STERIS PLC (Health Care Equipment & Supplies) 637 157,619
Stryker Corp. (Health Care Equipment & Supplies) 2,227 823,255
The Cigna Group (Health Care Providers & Services) 1,728 498,096
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 1,291 88,511
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 2,444 1,185,389
UnitedHealth Group, Inc. (Health Care Providers &
Services) 5,862 2,024,148
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 365 74,621
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 1,659 649,731
Viatris, Inc. (Pharmaceuticals) 7,546 74,705
Waters Corp.
*
(Life Sciences Tools & Services) 385 115,427
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 465 121,983
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 1,282 126,277
Zoetis, Inc. (Pharmaceuticals) 2,868 419,646
TOTAL COMMON STOCKS
  (Cost $7,540,117) 32,715,227
Repurchase Agreements
(a)
( 2.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $717,080 $ 717,000 717,000
TOTAL REPURCHASE AGREEMENTS
(Cost $717,000) 717,000
TOTAL INVESTMENT SECURITIES
  (Cost $8,257,117)— 101.4% 33,432,227
Net other assets (liabilities) —  (1.4)% (475,031)
NET ASSETS — 100.0% $ 32,957,196
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Health Care Select Sector
Index Goldman Sachs International 10/23/25 4.84% $ 325,271 $ 11,533
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Health Care
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Health Care invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Biotechnology $ 5,822,978 17.7%
Health Care Equipment & Supplies 7,531,929 22.8%
Health Care Providers & Services 6,139,793 18.6%
Life Sciences Tools & Services 3,021,064 9.2%
Pharmaceuticals 10,199,463 30.9%
Other
**
241,969 0.8%
Total $ 32,957,196 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Industrials
Common Stocks (97.3%)
Shares Value
3M Co. (Industrial Conglomerates) 2,155 $ 334,413
A.O. Smith Corp. (Building Products) 462 33,915
Allegion PLC (Building Products) 347 61,540
AMETEK, Inc. (Electrical Equipment) 935 175,780
Automatic Data Processing, Inc. (Professional Services) 1,639 481,047
Axon Enterprise, Inc.
*
(Aerospace & Defense) 318 228,210
Broadridge Financial Solutions, Inc. (Professional
Services) 474 112,893
Builders FirstSource, Inc.
*
(Building Products) 447 54,199
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 478 63,287
Carrier Global Corp. (Building Products) 3,237 193,249
Caterpillar, Inc. (Machinery) 1,896 904,675
Cintas Corp. (Commercial Services & Supplies) 1,386 284,490
Copart, Inc.
*
(Commercial Services & Supplies) 3,600 161,892
CSX Corp. (Ground Transportation) 7,544 267,887
Cummins, Inc. (Machinery) 558 235,682
Dayforce, Inc.
*
(Professional Services) 646 44,503
Deere & Co. (Machinery) 1,019 465,948
Delta Air Lines, Inc. (Passenger Airlines) 2,625 148,969
Dover Corp. (Machinery) 555 92,591
Eaton Corp. PLC (Electrical Equipment) 1,575 589,444
EMCOR Group, Inc. (Construction & Engineering) 181 117,567
Emerson Electric Co. (Electrical Equipment) 2,277 298,697
Equifax, Inc. (Professional Services) 501 128,522
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 549 67,302
Fastenal Co. (Trading Companies & Distributors) 4,644 227,742
FedEx Corp. (Air Freight & Logistics) 878 207,041
Fortive Corp. (Machinery) 1,369 67,067
GE Vernova, Inc.
*
(Electrical Equipment) 1,102 677,619
Generac Holdings, Inc.
*
(Electrical Equipment) 237 39,674
General Dynamics Corp. (Aerospace & Defense) 1,022 348,502
General Electric Co. (Industrial Conglomerates) 4,291 1,290,818
Honeywell International, Inc. (Industrial Conglomerates) 2,569 540,775
Howmet Aerospace, Inc. (Aerospace & Defense) 1,631 320,051
Hubbell, Inc. (Electrical Equipment) 215 92,517
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 159 45,778
IDEX Corp. (Machinery) 305 49,642
Illinois Tool Works, Inc. (Machinery) 1,073 279,795
Ingersoll Rand, Inc. (Machinery) 1,463 120,873
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 309 41,459
Jacobs Solutions, Inc. (Professional Services) 484 72,532
Johnson Controls International PLC (Building Products) 2,648 291,148
L3Harris Technologies, Inc. (Aerospace & Defense) 757 231,195
Leidos Holdings, Inc. (Professional Services) 519 98,070
Lennox International, Inc. (Building Products) 129 68,287
Lockheed Martin Corp. - B (Aerospace & Defense) 831 414,844
Masco Corp. (Building Products) 847 59,620
Nordson Corp. (Machinery) 217 49,248
Norfolk Southern Corp. (Ground Transportation) 908 272,772
Northrop Grumman Corp. (Aerospace & Defense) 545 332,079
Old Dominion Freight Line, Inc. (Ground
Transportation) 748 105,303
Otis Worldwide Corp. (Machinery) 1,588 145,191
PACCAR, Inc. (Machinery) 2,125 208,930
Parker-Hannifin Corp. (Machinery) 517 391,964
Paychex, Inc. (Professional Services) 1,312 166,309
Paycom Software, Inc. (Professional Services) 203 42,252
Pentair PLC (Machinery) 663 73,434
Quanta Services, Inc. (Construction & Engineering) 603 249,895
Ralliant Corp.
*
(Electrical Equipment) 1 44
Raytheon Technologies Corp. (Aerospace & Defense) 5,416 906,258
Republic Services, Inc. (Commercial Services &
Supplies) 821 188,403
Rockwell Automation, Inc. (Electrical Equipment) 455 159,036
Common Stocks, continued
Shares Value
Rollins, Inc. (Commercial Services & Supplies) 1,137 $ 66,787
Snap-on, Inc. (Machinery) 211 73,118
Southwest Airlines Co. (Passenger Airlines) 2,125 67,809
Stanley Black & Decker, Inc. (Machinery) 626 46,531
Textron, Inc. (Aerospace & Defense) 721 60,917
The Boeing Co.
*
(Aerospace & Defense) 3,060 660,440
Trane Technologies PLC (Building Products) 900 379,765
TransDigm Group, Inc. (Aerospace & Defense) 228 300,509
Uber Technologies, Inc.
*
(Ground Transportation) 8,438 826,672
Union Pacific Corp. (Ground Transportation) 2,400 567,288
United Airlines Holdings, Inc.
*
(Passenger Airlines) 1,310 126,415
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 2,978 248,753
United Rentals, Inc. (Trading Companies & Distributors) 260 248,211
Veralto Corp. (Commercial Services & Supplies) 1,004 107,036
Verisk Analytics, Inc. (Professional Services) 565 142,103
W.W. Grainger, Inc. (Trading Companies & Distributors) 178 169,627
Wabtec Corp. (Machinery) 692 138,725
Waste Management, Inc. (Commercial Services &
Supplies) 1,500 331,246
Xylem, Inc. (Machinery) 985 145,288
TOTAL COMMON STOCKS
  (Cost $6,894,137) 19,130,109
Repurchase Agreements
(a)
( 2.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $415,046 $ 415,000 415,000
TOTAL REPURCHASE AGREEMENTS
(Cost $415,000) 415,000
TOTAL INVESTMENT SECURITIES
  (Cost $7,309,137)— 99.4% 19,545,109
Net other assets (liabilities) —  0.6% 116,743
NET ASSETS — 100.0% $ 19,661,852
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Industrials
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Industrials Select Sector
Index Goldman Sachs International 10/23/25 4.84% $ 431,139 $ 1,630
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Industrials invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 3,848,783 19.6%
Air Freight & Logistics 586,383 3.0%
Building Products 1,141,723 5.8%
Commercial Services & Supplies 1,139,854 5.8%
Construction & Engineering 367,462 1.9%
Electrical Equipment 2,032,811 10.3%
Ground Transportation 2,081,381 10.6%
Industrial Conglomerates 2,166,006 11.0%
Machinery 3,488,703 17.7%
Passenger Airlines 343,192 1.7%
Professional Services 1,288,231 6.6%
Trading Companies & Distributors 645,580 3.3%
Other
**
531,743 2.7%
Total $ 19,661,852 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP International
Repurchase Agreements
(a) (b)
( 98 .7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $13,905,555 $ 13,904,000 $ 13,904,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,904,000) 13,904,000
TOTAL INVESTMENT SECURITIES
  (Cost $13,904,000)— 98.7% 13,904,000
Net other assets (liabilities) — 1 .3% 180,611
NET ASSETS — 100.0% $ 14,084,611
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30,
2025, the aggregate amount held in a segregated account was $1,870,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
MSCI EAFE Index Goldman Sachs International 10/27/25 4.74% $ 6,955,950 $ 26,594
MSCI EAFE Index UBS AG 10/27/25 4.89% 7,123,610 27,395
$14,079,560 $53,989
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Internet
Common Stocks (98.6%)
Shares Value
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 2,309 $ 280,359
Akamai Technologies, Inc.
*
(IT Services) 771 58,411
Alphabet, Inc. - Class A (Interactive Media & Services) 3,234 786,185
Alphabet, Inc. - Class C (Interactive Media & Services) 2,596 632,256
Amazon.com, Inc.
*
(Broadline Retail) 6,058 1,330,155
Arista Networks, Inc.
*
(Communications Equipment) 4,166 607,028
Atlassian Corp.
*
- Class A (Software) 889 141,973
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 115 620,917
Box, Inc.
*
- Class A (Software) 779 25,138
Carvana Co.
*
(Specialty Retail) 743 280,289
Ciena Corp.
*
(Communications Equipment) 761 110,855
Cisco Systems, Inc. (Communications Equipment) 10,361 708,899
Cloudflare, Inc.
*
- Class A (IT Services) 1,683 361,155
Confluent, Inc.
*
- Class A (Software) 1,571 31,106
Copart, Inc.
*
(Commercial Services & Supplies) 4,786 215,226
CoreWeave, Inc.
*
- Class A (IT Services) 1,176 160,936
Datadog, Inc.
*
- Class A (Software) 1,739 247,634
DocuSign, Inc.
*
(Software) 1,087 78,362
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 1,992 541,804
DraftKings, Inc.
*
(Hotels, Restaurants & Leisure) 2,671 99,895
Dropbox, Inc.
*
- Class A (Software) 996 30,089
Duolingo, Inc.
*
(Diversified Consumer Services) 214 68,874
eBay, Inc. (Broadline Retail) 2,459 223,646
F5, Inc.
*
(Communications Equipment) 309 99,866
Flutter Entertainment PLC
*
(Hotels, Restaurants &
Leisure) 946 240,284
GoDaddy, Inc.
*
- Class A (IT Services) 745 101,938
HubSpot, Inc.
*
(Software) 284 132,855
MARA Holdings, Inc.
*(a)
(Software) 1,993 36,392
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 1,856 1,363,010
Netflix, Inc.
*
(Entertainment) 1,112 1,333,199
Nutanix, Inc.
*
- Class A (Software) 1,442 107,270
Okta, Inc.
*
(IT Services) 899 82,438
Paycom Software, Inc. (Professional Services) 269 55,990
PayPal Holdings, Inc.
*
(Financial Services) 5,140 344,688
ROBLOX Corp.
*
- Class A (Entertainment) 3,470 480,664
Salesforce, Inc. (Software) 2,589 613,594
Snowflake, Inc.
*
- Class A (IT Services) 1,795 404,862
Common Stocks, continued
Shares Value
Veeva Systems, Inc.
*
- Class A (Health Care Technology) 809 $ 241,009
VeriSign, Inc.
*
(IT Services) 452 126,366
Workday, Inc.
*
- Class A (Software) 1,162 279,728
Zoom Video Communications, Inc.
*
(Software) 1,400 115,500
TOTAL COMMON STOCKS
  (Cost $4,592,678) 13,800,845
Repurchase Agreements
(b)
( 1.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $223,025 $ 223,000 223,000
TOTAL REPURCHASE AGREEMENTS
(Cost $223,000) 223,000
Collateral for Securities Loaned
(c)
( 0.3% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(d)
36,421 36,421
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $36,421) 36,421
TOTAL INVESTMENT SECURITIES
  (Cost $4,852,099)— 100.5% 14,060,266
Net other assets (liabilities) —  (0.5)% (67,537)
NET ASSETS — 100.0% $ 13,992,729
*
Non-income producing security.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $34,548.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Internet Composite
Index Goldman Sachs International 10/23/25 4.84% $ 197,303 $ (2,840)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Internet
ProFund VP Internet invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Broadline Retail $ 1,553,801 11.1%
Commercial Services & Supplies 215,226 1.5%
Communications Equipment 1,526,648 10.9%
Diversified Consumer Services 68,874 0.5%
Entertainment 1,813,863 12.9%
Financial Services 344,688 2.5%
Health Care Technology 241,009 1.7%
Hotels, Restaurants & Leisure 1,783,258 12.8%
Interactive Media & Services 2,781,451 19.9%
IT Services 1,296,106 9.3%
Professional Services 55,990 0.4%
Software 1,839,641 13.1%
Specialty Retail 280,290 2.0%
Other
**
191,884 1.4%
Total $ 13,992,729 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Japan
Repurchase Agreements
(a)
( 94.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $9,668,081 $ 9,667,000 $ 9,667,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,667,000) 9,667,000
TOTAL INVESTMENT SECURITIES
  (Cost $9,667,000)— 94.6% $ 9,667,000
Net other assets (liabilities) —  5.4% 551,397
NET ASSETS — 100.0% $ 10,218,397
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Index Futures Contracts 44 12/12/25 $ 9,886,800 $ 240,250
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Stock Average Goldman Sachs International 10/27/25 4.54% $ 328,981 $ (1,735)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Large-Cap Growth
Common Stocks (99.9%)
Shares Value
AbbVie, Inc. (Biotechnology) 890 $ 206,070
Adobe, Inc.
*
(Software) 214 75,489
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 514 62,410
Allegion PLC (Building Products) 55 9,754
Alphabet, Inc. - Class A (Interactive Media & Services) 6,975 1,695,623
Alphabet, Inc. - Class C (Interactive Media & Services) 5,600 1,363,880
Altria Group, Inc. (Tobacco) 925 61,106
Amazon.com, Inc.
*
(Broadline Retail) 6,752 1,482,536
American Express Co. (Consumer Finance) 651 216,236
Ameriprise Financial, Inc. (Capital Markets) 113 55,511
AMETEK, Inc. (Electrical Equipment) 130 24,440
Amgen, Inc. (Biotechnology) 278 78,452
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 1,463 181,046
Aon PLC - Class A (Insurance) 132 47,069
Apollo Global Management, Inc. (Financial Services) 552 73,565
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 8,186 2,084,400
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 404 82,715
AppLovin Corp
*
- Class A (Software) 324 232,807
Arch Capital Group, Ltd.
*
(Insurance) 444 40,284
Arista Networks, Inc.
*
(Communications Equipment) 1,237 180,243
Arthur J. Gallagher & Co. (Insurance) 138 42,744
Autodesk, Inc.
*
(Software) 257 81,641
Automatic Data Processing, Inc. (Professional Services) 277 81,299
AutoZone, Inc.
*
(Specialty Retail) 20 85,805
AvalonBay Communities, Inc. (Residential REITs) 75 14,488
Axon Enterprise, Inc.
*
(Aerospace & Defense) 95 68,176
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 1,078 541,954
Block, Inc.
*
(Financial Services) 242 17,489
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 39 210,571
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 1,777 173,489
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 5,641 1,861,022
Broadridge Financial Solutions, Inc. (Professional
Services) 62 14,767
Brown & Brown, Inc. (Insurance) 350 32,827
Builders FirstSource, Inc.
*
(Building Products) 68 8,245
Cadence Design Systems, Inc.
*
(Software) 180 63,227
Camden Property Trust (Residential REITs) 65 6,941
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 1,300 37,583
Carrier Global Corp. (Building Products) 459 27,402
Caterpillar, Inc. (Machinery) 562 268,159
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 351 55,304
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 1,607 62,978
Cincinnati Financial Corp. (Insurance) 99 15,652
Cintas Corp. (Commercial Services & Supplies) 411 84,362
Coinbase Global, Inc.
*
- Class A (Capital Markets) 133 44,886
Colgate-Palmolive Co. (Household Products) 425 33,975
Constellation Energy Corp. (Electric Utilities) 375 123,401
Copart, Inc.
*
(Commercial Services & Supplies) 1,066 47,938
Corpay, Inc.
*
(Software) 85 24,485
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 532 492,434
Crowdstrike Holdings, Inc.
*
- Class A (Software) 299 146,624
CSX Corp. (Ground Transportation) 1,027 36,469
Cummins, Inc. (Machinery) 165 69,691
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 61 11,612
Datadog, Inc.
*
- Class A (Software) 388 55,251
DaVita, Inc.
*
(Health Care Providers & Services) 43 5,713
Dayforce, Inc.
*
(Professional Services) 190 13,089
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 178 18,044
Common Stocks, continued
Shares Value
Deere & Co. (Machinery) 133 $ 60,816
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 171 24,243
Delta Air Lines, Inc. (Passenger Airlines) 776 44,038
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 200 13,458
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 16 6,907
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 444 120,764
Dover Corp. (Machinery) 74 12,345
Eaton Corp. PLC (Electrical Equipment) 467 174,775
eBay, Inc. (Broadline Retail) 365 33,197
Ecolab, Inc. (Chemicals) 150 41,079
Electronic Arts, Inc. (Entertainment) 108 21,784
Eli Lilly & Co. (Pharmaceuticals) 954 727,902
EMCOR Group, Inc. (Construction & Engineering) 54 35,075
Emerson Electric Co. (Electrical Equipment) 458 60,080
Equinix, Inc. (Specialized REITs) 55 43,078
Erie Indemnity Co.
*
- Class A (Insurance) 31 9,863
Essex Property Trust, Inc. (Residential REITs) 37 9,903
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 142 30,353
Extra Space Storage, Inc. (Specialized REITs) 114 16,067
F5, Inc.
*
(Communications Equipment) 32 10,342
FactSet Research Systems, Inc. (Capital Markets) 21 6,016
Fair Isaac Corp.
*
(Software) 29 43,399
Fastenal Co. (Trading Companies & Distributors) 783 38,398
First Horizon Corp. (Banks) —
(a)
—
(b)
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 69 15,217
Fiserv, Inc.
*
(Financial Services) 651 83,933
Fortinet, Inc.
*
(Software) 779 65,498
Garmin, Ltd. (Household Durables) 196 48,259
Gartner, Inc.
*
(IT Services) 91 23,921
GE Vernova, Inc. (Electrical Equipment) 326 200,457
Gen Digital, Inc. (Software) 388 11,015
Generac Holdings, Inc.
*
(Electrical Equipment) 44 7,366
General Electric Co. (Industrial Conglomerates) 521 156,727
GoDaddy, Inc.
*
- Class A (IT Services) 166 22,714
HCA Healthcare, Inc. (Health Care Providers &
Services) 116 49,440
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 283 73,422
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 481 8,187
Howmet Aerospace, Inc. (Aerospace & Defense) 484 94,975
Hubbell, Inc. (Electrical Equipment) 64 27,540
Illinois Tool Works, Inc. (Machinery) 130 33,899
Incyte Corp.
*
(Biotechnology) 117 9,923
Ingersoll Rand, Inc. (Machinery) 432 35,692
Insulet Corp.
*
(Health Care Equipment & Supplies) 85 26,242
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 532 36,607
Intercontinental Exchange, Inc. (Capital Markets) 357 60,147
International Business Machines Corp. (IT Services) 1,117 315,173
Intuit, Inc. (Software) 334 228,092
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 430 192,309
Iron Mountain, Inc. (Specialized REITs) 354 36,087
Jack Henry & Associates, Inc. (Financial Services) 35 5,213
JPMorgan Chase & Co. (Banks) 1,879 592,693
KKR & Co., Inc. (Capital Markets) 362 47,042
KLA Corp. (Semiconductors & Semiconductor
Equipment) 158 170,419
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 368 19,795
Leidos Holdings, Inc. (Professional Services) 80 15,117
Lennox International, Inc. (Building Products) 39 20,645
Live Nation Entertainment, Inc.
*
(Entertainment) 189 30,883
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 60 10,676

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Large-Cap Growth
Common Stocks, continued
Shares Value
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 271 $ 70,663
Marsh & McLennan Cos., Inc. (Insurance) 260 52,398
Martin Marietta Materials, Inc. (Construction Materials) 38 23,951
Masco Corp. (Building Products) 101 7,109
MasterCard, Inc. - Class A (Financial Services) 990 563,122
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 2,601 1,910,122
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 10 12,276
Microsoft Corp. (Software) 4,635 2,400,699
Mid-America Apartment Communities, Inc. (Residential
REITs) 58 8,104
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 58 53,397
Monster Beverage Corp.
*
(Beverages) 374 25,174
Moody's Corp. (Capital Markets) 97 46,219
Morgan Stanley (Capital Markets) 655 104,120
Motorola Solutions, Inc. (Communications Equipment) 200 91,458
MSCI, Inc. (Capital Markets) 93 52,769
Nasdaq, Inc. (Capital Markets) 221 19,547
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 112 13,268
Netflix, Inc.
*
(Entertainment) 509 610,249
NextEra Energy, Inc. (Electric Utilities) 1,654 124,861
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 540 13,300
NRG Energy, Inc. (Electric Utilities) 232 37,572
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 29,263 5,459,891
NVR, Inc.
*
(Household Durables) 2 16,069
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 121 27,555
Old Dominion Freight Line, Inc. (Ground
Transportation) 102 14,360
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 421 30,720
Oracle Corp. (Software) 1,987 558,824
O'Reilly Automotive, Inc.
*
(Specialty Retail) 1,016 109,535
PACCAR, Inc. (Machinery) 346 34,019
Packaging Corp. of America (Containers & Packaging) 54 11,768
Palantir Technologies, Inc.
*
- Class A (Software) 2,727 497,459
Palo Alto Networks, Inc.
*
(Software) 801 163,100
Parker-Hannifin Corp. (Machinery) 153 115,997
Paychex, Inc. (Professional Services) 183 23,197
Paycom Software, Inc. (Professional Services) 60 12,488
PayPal Holdings, Inc.
*
(Financial Services) 766 51,368
Pentair PLC (Machinery) 127 14,067
Philip Morris International, Inc. (Tobacco) 1,008 163,497
PPL Corp. (Electric Utilities) 460 17,094
PTC, Inc.
*
(Software) 68 13,805
Public Service Enterprise Group, Inc. (Multi-Utilities) 280 23,369
Public Storage (Specialized REITs) 189 54,592
PulteGroup, Inc. (Household Durables) 237 31,315
Quanta Services, Inc. (Construction & Engineering) 179 74,181
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 47 14,737
Raymond James Financial, Inc. (Capital Markets) 132 22,783
Raytheon Technologies Corp. (Aerospace & Defense) 915 153,107
Republic Services, Inc. (Commercial Services &
Supplies) 244 55,993
ResMed, Inc. (Health Care Equipment & Supplies) 176 48,176
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 622 89,058
Rollins, Inc. (Commercial Services & Supplies) 195 11,454
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 303 98,045
S&P Global, Inc. (Capital Markets) 176 85,661
Common Stocks, continued
Shares Value
Salesforce, Inc. (Software) 1,147 $ 271,839
ServiceNow, Inc.
*
(Software) 250 230,070
Simon Property Group, Inc. (Retail REITs) 392 73,567
Stryker Corp. (Health Care Equipment & Supplies) 219 80,958
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 599 28,716
Synchrony Financial (Consumer Finance) 445 31,617
Synopsys, Inc.
*
(Software) 115 56,740
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 249 28,192
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 258 43,225
Tesla, Inc.
*
(Automobiles) 3,365 1,496,483
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 23 21,474
The Bank of New York Mellon Corp. (Capital Markets) 456 49,686
The Hartford Financial Services Group, Inc. (Insurance) 185 24,677
The Home Depot, Inc. (Specialty Retail) 525 212,724
The Progressive Corp. (Insurance) 703 173,605
The Sherwin-Williams Co. (Chemicals) 158 54,710
The TJX Cos., Inc. (Specialty Retail) 790 114,187
The Trade Desk, Inc.
*
- Class A (Media) 532 26,073
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 760 48,146
TKO Group Holdings, Inc.
*
(Entertainment) 83 16,763
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 307 73,490
Tractor Supply Co. (Specialty Retail) 341 19,393
Trane Technologies PLC (Building Products) 267 112,664
TransDigm Group, Inc. (Aerospace & Defense) 68 89,625
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 124 10,125
Tyler Technologies, Inc.
*
(Software) 52 27,204
Uber Technologies, Inc.
*
(Ground Transportation) 2,500 244,924
UDR, Inc. (Residential REITs) 161 5,999
United Airlines Holdings, Inc.
*
(Passenger Airlines) 387 37,346
United Rentals, Inc. (Trading Companies & Distributors) 78 74,464
Veralto Corp. (Commercial Services & Supplies) 143 15,245
Verisk Analytics, Inc. (Professional Services) 74 18,612
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 307 120,233
Visa, Inc. - Class A (Financial Services) 2,037 695,391
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 382 74,841
Vulcan Materials Co. (Construction Materials) 98 30,146
W.R. Berkley Corp. (Insurance) 196 15,018
W.W. Grainger, Inc. (Trading Companies & Distributors) 53 50,507
Wabtec Corp. (Machinery) 205 41,096
Walmart, Inc. (Consumer Staples Distribution & Retail) 3,527 363,493
Waste Management, Inc. (Commercial Services &
Supplies) 236 52,116
Waters Corp.
*
(Life Sciences Tools & Services) 33 9,894
Welltower, Inc. (Health Care REITs) 433 77,135
Williams-Sonoma, Inc. (Specialty Retail) 147 28,731
Willis Towers Watson PLC (Insurance) 56 19,345
Workday, Inc.
*
- Class A (Software) 121 29,128
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 101 12,955
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 136 20,672
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 28 8,320
TOTAL COMMON STOCKS
  (Cost $15,483,549) 37,391,806
TOTAL INVESTMENT SECURITIES
  (Cost $15,483,549)— 99.9% 37,391,806
Net other assets (liabilities) —  0.1% 23,054
NET ASSETS — 100.0% $ 37,414,860

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Large-Cap Growth
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
Amount is less than $0.50.
REIT
Real Estate Investment Trust
ProFund VP Large-Cap Growth invested in the following industries as of September 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 405,884 1.1%
Automobiles 1,496,483 4.0%
Banks 592,693 1.6%
Beverages 25,174  NM
Biotechnology 414,678 1.1%
Broadline Retail 1,515,733 4.0%
Building Products 185,819 0.5%
Capital Markets 720,052 1.9%
Chemicals 95,788 0.3%
Commercial Services & Supplies 267,108 0.7%
Communications Equipment 282,043 0.8%
Construction & Engineering 109,256 0.3%
Construction Materials 54,098 0.1%
Consumer Finance 247,853 0.6%
Consumer Staples Distribution & Retail 855,928 2.3%
Containers & Packaging 11,768  NM
Electric Utilities 302,928 0.8%
Electrical Equipment 494,658 1.3%
Electronic Equipment, Instruments & Components 199,491 0.5%
Entertainment 679,679 1.8%
Financial Services 2,032,035 5.4%
Ground Transportation 295,753 0.8%
Health Care Equipment & Supplies 534,632 1.4%
Health Care Providers & Services 55,153 0.2%
Health Care REITs 77,135 0.2%
Hotel & Resort REITs 8,186  NM
Hotels, Restaurants & Leisure 852,030 2.3%
Household Durables 95,643 0.3%
Household Products 33,974 0.1%
Independent Power/Renewable Electricity Producers 74,841 0.2%
Industrial Conglomerates 156,727 0.4%
Insurance 473,482 1.3%
Interactive Media & Services 4,969,625 13.3%
IT Services 361,808 1.0%
Life Sciences Tools & Services 22,170 0.1%
Machinery 685,780 1.8%
Media 26,073 0.1%
Multi-Utilities 23,369 0.1%
Oil, Gas & Consumable Fuels 143,565 0.4%
Passenger Airlines 81,384 0.2%
Pharmaceuticals 727,902 1.9%
Professional Services 178,569 0.5%
Real Estate Management & Development 55,304 0.1%
Residential REITs 45,435 0.1%
Value
% of Net
Assets
Retail REITs $ 73,567 0.2%
Semiconductors & Semiconductor Equipment 7,670,216 20.5%
Software 5,276,396 14.1%
Specialized REITs 149,825 0.4%
Specialty Retail 570,375 1.5%
Technology Hardware, Storage & Peripherals 2,150,627 5.8%
Textiles, Apparel & Luxury Goods 71,649 0.2%
Tobacco 224,603 0.6%
Trading Companies & Distributors 163,369 0.5%
Wireless Telecommunication Services 73,490 0.2%
Other
**
23,054 0.1%
Total $ 37,414,860 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Large-Cap Value
Common Stocks ( 99 .6% )
Shares Value
3M Co. (Industrial Conglomerates) 313 $ 48,571
A.O. Smith Corp. (Building Products) 67 4,918
Abbott Laboratories (Health Care Equipment &
Supplies) 1,020 136,618
AbbVie, Inc. (Biotechnology) 601 139,155
Accenture PLC - Class A (IT Services) 365 90,009
Adobe, Inc.
*
(Software) 144 50,796
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 951 153,861
Aflac, Inc. (Insurance) 283 31,611
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 166 21,306
Air Products & Chemicals, Inc. (Chemicals) 131 35,726
Akamai Technologies, Inc.
*
(IT Services) 84 6,364
Albemarle Corp. (Chemicals) 69 5,595
Alexandria Real Estate Equities, Inc. (Office REITs) 91 7,584
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 40 5,009
Allegion PLC (Building Products) 23 4,079
Alliant Energy Corp. (Electric Utilities) 151 10,179
Allstate Corp. (Insurance) 155 33,271
Altria Group, Inc. (Tobacco) 531 35,078
Amazon.com, Inc.
*
(Broadline Retail) 2,389 524,553
Amcor PLC (Containers & Packaging) 1,349 11,035
Ameren Corp. (Multi-Utilities) 159 16,596
American Electric Power Co., Inc. (Electric Utilities) 314 35,325
American International Group, Inc. (Insurance) 325 25,526
American Tower Corp. - Class A (Specialized REITs) 275 52,888
American Water Works Co., Inc. (Water Utilities) 114 15,868
AMETEK, Inc. (Electrical Equipment) 72 13,536
Amgen, Inc. (Biotechnology) 180 50,796
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 291 71,499
Aon PLC - Class A (Insurance) 62 22,108
APA Corp. (Oil, Gas & Consumable Fuels) 209 5,075
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 4,697 1,195,996
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 273 55,894
Aptiv PLC
*
(Automobile Components) 128 11,036
Archer-Daniels-Midland Co. (Food Products) 282 16,847
Arthur J. Gallagher & Co. (Insurance) 82 25,399
Assurant, Inc. (Insurance) 30 6,498
AT&T, Inc. (Diversified Telecommunication Services) 4,190 118,327
Atmos Energy Corp. (Gas Utilities) 94 16,051
Automatic Data Processing, Inc. (Professional Services) 102 29,936
AvalonBay Communities, Inc. (Residential REITs) 46 8,886
Avery Dennison Corp. (Containers & Packaging) 45 7,298
Baker Hughes Co. (Energy Equipment & Services) 577 28,111
Ball Corp. (Containers & Packaging) 159 8,017
Bank of America Corp. (Banks) 3,993 205,998
Baxter International, Inc. (Health Care Equipment &
Supplies) 300 6,831
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 168 31,445
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 548 275,502
Best Buy Co., Inc. (Specialty Retail) 115 8,696
Biogen, Inc.
*
(Biotechnology) 86 12,047
Bio-Techne Corp. (Life Sciences Tools & Services) 92 5,118
BlackRock, Inc. (Capital Markets) 84 97,934
Blackstone, Inc. (Capital Markets) 433 73,978
Block, Inc.
*
(Financial Services) 203 14,671
Boston Properties, Inc. (Office REITs) 86 6,393
Bristol-Myers Squibb Co. (Pharmaceuticals) 1,193 53,804
Broadridge Financial Solutions, Inc. (Professional
Services) 39 9,289
Brown-Forman Corp. - Class B (Beverages) 103 2,789
Common Stocks, continued
Shares Value
Builders FirstSource, Inc.
*
(Building Products) 31 $ 3,759
Bunge Global SA (Food Products) 82 6,663
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 70 9,268
Cadence Design Systems, Inc.
*
(Software) 72 25,291
Camden Property Trust (Residential REITs) 31 3,310
Campbell Soup Co.
(a)
(Food Products) 115 3,632
Capital One Financial Corp. (Consumer Finance) 374 79,505
Cardinal Health, Inc. (Health Care Providers & Services) 140 21,974
CarMax, Inc.
*
(Specialty Retail) 88 3,949
Carrier Global Corp. (Building Products) 244 14,567
Cboe Global Markets, Inc. (Capital Markets) 61 14,960
CDW Corp. (Electronic Equipment, Instruments &
Components) 76 12,105
Cencora, Inc. (Health Care Providers & Services) 113 35,316
Centene Corp.
*
(Health Care Providers & Services) 273 9,741
CenterPoint Energy, Inc. (Multi-Utilities) 382 14,822
CF Industries Holdings, Inc. (Chemicals) 95 8,522
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 29 4,537
Charter Communications, Inc.
*
- Class A (Media) 54 14,856
Chevron Corp. (Oil, Gas & Consumable Fuels) 1,128 175,167
Chubb, Ltd. (Insurance) 218 61,530
Church & Dwight Co., Inc. (Household Products) 143 12,531
Cincinnati Financial Corp. (Insurance) 44 6,956
Cisco Systems, Inc. (Communications Equipment) 2,321 158,803
Citigroup, Inc. (Banks) 1,079 109,519
Citizens Financial Group, Inc. (Banks) 252 13,396
CME Group, Inc. (Capital Markets) 211 57,010
CMS Energy Corp. (Multi-Utilities) 175 12,821
Cognizant Technology Solutions Corp. - Class A (IT
Services) 286 19,182
Coinbase Global, Inc.
*
- Class A (Capital Markets) 68 22,949
Colgate-Palmolive Co. (Household Products) 265 21,184
Comcast Corp. - Class A (Media) 2,158 67,804
Conagra Brands, Inc. (Food Products) 280 5,127
ConocoPhillips (Oil, Gas & Consumable Fuels) 732 69,240
Consolidated Edison, Inc. (Multi-Utilities) 211 21,210
Constellation Brands, Inc. - Class A (Beverages) 83 11,178
Corning, Inc. (Electronic Equipment, Instruments &
Components) 457 37,487
Corteva, Inc. (Chemicals) 398 26,917
CoStar Group, Inc.
*
(Real Estate Management &
Development) 249 21,008
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 446 10,548
Crown Castle International Corp. (Specialized REITs) 255 24,605
CSX Corp. (Ground Transportation) 590 20,951
CVS Health Corp. (Health Care Providers & Services) 743 56,015
D.R. Horton, Inc. (Household Durables) 163 27,623
Danaher Corp. (Life Sciences Tools & Services) 374 74,149
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 39 7,424
Deere & Co. (Machinery) 82 37,496
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 94 13,326
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 372 13,042
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 131 8,815
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 110 15,741
Digital Realty Trust, Inc. (Specialized REITs) 188 32,501
Dollar General Corp. (Consumer Staples Distribution &
Retail) 129 13,332
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 114 10,758
Dominion Energy, Inc. (Multi-Utilities) 500 30,585
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 11 4,749
Dover Corp. (Machinery) 45 7,507
Dow, Inc. (Chemicals) 414 9,493
DTE Energy Co. (Multi-Utilities) 122 17,254

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Large-Cap Value
Common Stocks, continued
Shares Value
Duke Energy Corp. (Electric Utilities) 456 $ 56,429
DuPont de Nemours, Inc. (Chemicals) 246 19,163
Eastman Chemical Co. (Chemicals) 68 4,287
eBay, Inc. (Broadline Retail) 88 8,004
Ecolab, Inc. (Chemicals) 76 20,813
Edison International (Electric Utilities) 225 12,438
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 344 26,753
Electronic Arts, Inc. (Entertainment) 79 15,934
Elevance Health, Inc. (Health Care Providers &
Services) 132 42,652
Emerson Electric Co. (Electrical Equipment) 105 13,774
Entergy Corp. (Electric Utilities) 261 24,323
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 320 35,878
EPAM Systems, Inc.
*
(IT Services) 33 4,976
EQT Corp. (Oil, Gas & Consumable Fuels) 366 19,921
Equifax, Inc. (Professional Services) 73 18,727
Equinix, Inc. (Specialized REITs) 30 23,497
Equity Residential (Residential REITs) 203 13,140
Essex Property Trust, Inc. (Residential REITs) 19 5,086
Everest Group, Ltd. (Insurance) 24 8,406
Evergy, Inc. (Electric Utilities) 135 10,263
Eversource Energy (Electric Utilities) 218 15,509
Exelon Corp. (Electric Utilities) 592 26,646
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 139 14,767
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 79 9,685
Extra Space Storage, Inc. (Specialized REITs) 69 9,725
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 2,499 281,763
F5, Inc.
*
(Communications Equipment) 18 5,817
FactSet Research Systems, Inc. (Capital Markets) 13 3,724
Fastenal Co. (Trading Companies & Distributors) 289 14,173
Federal Realty Investment Trust (Retail REITs) 46 4,660
FedEx Corp. (Air Freight & Logistics) 127 29,948
Fidelity National Information Services, Inc. (Financial
Services) 306 20,178
Fifth Third Bancorp (Banks) 388 17,285
First Horizon Corp. (Banks) —
(b)
11
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 30 6,616
FirstEnergy Corp. (Electric Utilities) 304 13,929
Ford Motor Co. (Automobiles) 2,290 27,388
Fortive Corp.
*
(Machinery) 198 9,700
Fox Corp.
*
- Class A (Media) 123 7,756
Fox Corp. - Class B (Media) 77 4,411
Franklin Resources, Inc. (Capital Markets) 179 4,140
Freeport-McMoRan, Inc. (Metals & Mining) 841 32,984
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 268 20,127
Gen Digital, Inc. (Software) 138 3,918
Generac Holdings, Inc.
*
(Electrical Equipment) 14 2,344
General Dynamics Corp. (Aerospace & Defense) 148 50,468
General Electric Co. (Industrial Conglomerates) 367 110,401
General Mills, Inc. (Food Products) 313 15,781
General Motors Co. (Automobiles) 558 34,022
Genuine Parts Co. (Distributors) 81 11,227
Gilead Sciences, Inc. (Biotechnology) 728 80,808
Global Payments, Inc. (Financial Services) 142 11,797
Globe Life, Inc. (Insurance) 47 6,720
Halliburton Co. (Energy Equipment & Services) 498 12,251
Hasbro, Inc. (Leisure Products) 78 5,916
HCA Healthcare, Inc. (Health Care Providers &
Services) 40 17,048
Healthpeak Properties, Inc. (Health Care REITs) 406 7,775
Henry Schein, Inc.
*
(Health Care Providers & Services) 60 3,982
Common Stocks, continued
Shares Value
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 768 $ 18,862
Hologic, Inc.
*
(Health Care Equipment & Supplies) 131 8,841
Honeywell International, Inc. (Industrial Conglomerates) 373 78,517
Hormel Foods Corp. (Food Products) 170 4,206
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 137 2,332
HP, Inc. (Technology Hardware, Storage & Peripherals) 550 14,977
Humana, Inc. (Health Care Providers & Services) 71 18,472
Huntington Bancshares, Inc. (Banks) 858 14,818
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 23 6,622
IDEX Corp. (Machinery) 45 7,324
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 46 29,389
Illinois Tool Works, Inc. (Machinery) 92 23,991
Incyte Corp.
*
(Biotechnology) 39 3,308
Intel Corp. (Semiconductors & Semiconductor
Equipment) 2,565 86,056
Intercontinental Exchange, Inc. (Capital Markets) 161 27,125
International Flavors & Fragrances, Inc. (Chemicals) 150 9,231
International Paper Co. (Containers & Packaging) 309 14,337
Invesco, Ltd. (Capital Markets) 260 5,964
Invitation Homes, Inc. (Residential REITs) 330 9,679
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 100 18,994
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 45 6,038
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 63 13,682
Jack Henry & Associates, Inc. (Financial Services) 25 3,723
Jacobs Solutions, Inc. (Professional Services) 70 10,490
Johnson & Johnson (Pharmaceuticals) 1,412 261,813
Johnson Controls International PLC (Building Products) 383 42,111
JPMorgan Chase & Co. (Banks) 693 218,592
Kellanova (Food Products) 158 12,959
Kenvue, Inc. (Personal Care Products) 1,123 18,227
Keurig Dr Pepper, Inc. (Beverages) 795 20,280
KeyCorp (Banks) 546 10,205
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 101 17,667
Kimberly-Clark Corp. (Household Products) 195 24,246
Kimco Realty Corp. (Retail REITs) 396 8,653
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 1,145 32,415
KKR & Co., Inc. (Capital Markets) 225 29,239
L3Harris Technologies, Inc. (Aerospace & Defense) 109 33,290
Labcorp Holdings, Inc. (Health Care Providers &
Services) 48 13,779
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 742 99,354
Lamb Weston Holdings, Inc. (Food Products) 81 4,704
Leidos Holdings, Inc. (Professional Services) 36 6,803
Lennar Corp. - Class A (Household Durables) 134 16,889
Linde PLC (Chemicals) 275 130,624
LKQ Corp. (Distributors) 150 4,581
Lockheed Martin Corp. (Aerospace & Defense) 120 59,905
Loews Corp. (Insurance) 100 10,039
Lowe's Cos., Inc. (Specialty Retail) 328 82,430
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 35 6,228
LyondellBasell Industries N.V. - Class A (Chemicals) 151 7,405
M&T Bank Corp. (Banks) 92 18,181
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 178 34,308
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) —
(b)
81
Marsh & McLennan Cos., Inc. (Insurance) 162 32,648

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Large-Cap Value
Common Stocks, continued
Shares Value
Martin Marietta Materials, Inc. (Construction Materials) 17 $ 10,715
Masco Corp. (Building Products) 73 5,138
Match Group, Inc.
*
(Interactive Media & Services) 141 4,980
McCormick & Co., Inc. (Food Products) 148 9,903
McDonald's Corp. (Hotels, Restaurants & Leisure) 418 127,026
McKesson Corp. (Health Care Providers & Services) 73 56,395
Medtronic PLC (Health Care Equipment & Supplies) 751 71,524
Merck & Co., Inc. (Pharmaceuticals) 1,464 122,874
MetLife, Inc. (Insurance) 327 26,935
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 7 8,593
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 119 4,125
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 316 20,294
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 656 109,762
Microsoft Corp. (Software) 2,091 1,083,033
Mid-America Apartment Communities, Inc. (Residential
REITs) 41 5,729
Moderna, Inc.
*
(Biotechnology) 202 5,218
Mohawk Industries, Inc.
*
(Household Durables) 31 3,997
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 32 6,124
Molson Coors Beverage Co. - Class B (Beverages) 99 4,480
Mondelez International, Inc. - Class A (Food Products) 759 47,414
Monster Beverage Corp.
*
(Beverages) 234 15,751
Moody's Corp. (Capital Markets) 44 20,965
Morgan Stanley (Capital Markets) 391 62,153
Nasdaq, Inc. (Capital Markets) 157 13,887
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 62 7,345
Newmont Corp. (Metals & Mining) 644 54,296
News Corp. - Class A (Media) 220 6,756
News Corp. - Class B (Media) 64 2,211
NextEra Energy, Inc. (Electric Utilities) 399 30,121
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 697 48,601
NiSource, Inc. (Multi-Utilities) 275 11,908
Nordson Corp. (Machinery) 32 7,262
Norfolk Southern Corp. (Ground Transportation) 132 39,654
Northern Trust Corp. (Capital Markets) 112 15,075
Northrop Grumman Corp. (Aerospace & Defense) 79 48,136
Nucor Corp. (Metals & Mining) 135 18,283
NVR, Inc.
*
(Household Durables) 1 8,035
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 89 20,268
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 421 19,892
Old Dominion Freight Line, Inc. (Ground
Transportation) 58 8,165
Omnicom Group, Inc. (Media) 113 9,213
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 240 11,834
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 163 11,894
Otis Worldwide Corp. (Machinery) 230 21,029
PACCAR, Inc. (Machinery) 138 13,568
Packaging Corp. of America (Containers & Packaging) 26 5,666
Paramount Skydance Corp.
*(a)
(Media) 180 3,406
Paychex, Inc. (Professional Services) 101 12,803
PayPal Holdings, Inc.
*
(Financial Services) 185 12,406
Pentair PLC (Machinery) 34 3,766
PepsiCo, Inc. (Beverages) 802 112,633
Pfizer, Inc. (Pharmaceuticals) 3,332 84,899
PG&E Corp. (Electric Utilities) 1,288 19,423
Common Stocks, continued
Shares Value
Philip Morris International, Inc. (Tobacco) 420 $ 68,124
Phillips 66 (Oil, Gas & Consumable Fuels) 237 32,237
Pinnacle West Capital Corp. (Electric Utilities) 70 6,276
PNC Financial Services Group, Inc. (Banks) 231 46,415
Pool Corp. (Distributors) 19 5,891
PPG Industries, Inc. (Chemicals) 133 13,980
PPL Corp. (Electric Utilities) 208 7,729
Principal Financial Group, Inc. (Insurance) 119 9,866
Prologis, Inc. (Industrial REITs) 544 62,299
Prudential Financial, Inc. (Insurance) 206 21,370
PTC, Inc.
*
(Software) 37 7,512
Public Service Enterprise Group, Inc. (Multi-Utilities) 155 12,936
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 632 105,140
Quest Diagnostics, Inc. (Health Care Providers &
Services) 66 12,578
Ralliant Corp.
*
(Electrical Equipment) 1 44
Raymond James Financial, Inc. (Capital Markets) 40 6,904
Raytheon Technologies Corp. (Aerospace & Defense) 338 56,558
Realty Income Corp. (Retail REITs) 536 32,584
Regency Centers Corp. (Retail REITs) 96 6,998
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 60 33,736
Regions Financial Corp. (Banks) 522 13,765
Revvity, Inc. (Life Sciences Tools & Services) 68 5,960
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 150 21,477
Rockwell Automation, Inc. (Electrical Equipment) 66 23,068
Rollins, Inc. (Commercial Services & Supplies) 70 4,112
Roper Technologies, Inc. (Software) 63 31,417
Ross Stores, Inc. (Specialty Retail) 192 29,259
S&P Global, Inc. (Capital Markets) 97 47,211
SBA Communications Corp. - Class A (Specialized
REITs) 63 12,181
Schlumberger N.V. (Energy Equipment & Services) 874 30,040
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 125 29,508
Sempra (Multi-Utilities) 382 34,371
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 87 6,697
Smurfit WestRock PLC (Containers & Packaging) 305 12,984
Snap-on, Inc. (Machinery) 31 10,742
Solventum Corp.
*
(Health Care Equipment & Supplies) 86 6,278
Southwest Airlines Co. (Passenger Airlines) 307 9,796
Stanley Black & Decker, Inc. (Machinery) 91 6,764
Starbucks Corp. (Hotels, Restaurants & Leisure) 667 56,428
State Street Corp. (Capital Markets) 166 19,258
Steel Dynamics, Inc. (Metals & Mining) 81 11,294
STERIS PLC (Health Care Equipment & Supplies) 58 14,352
Stryker Corp. (Health Care Equipment & Supplies) 95 35,119
Synopsys, Inc.
*
(Software) 52 25,656
Sysco Corp. (Consumer Staples Distribution & Retail) 280 23,055
T. Rowe Price Group, Inc. (Capital Markets) 129 13,241
Take-Two Interactive Software, Inc.
*
(Entertainment) 102 26,353
Target Corp. (Consumer Staples Distribution & Retail) 266 23,860
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 173 37,979
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 27 15,823
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 93 12,801
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 533 97,928
Textron, Inc. (Aerospace & Defense) 105 8,871
The AES Corp. (Independent Power/Renewable
Electricity Producers) 416 5,475
The Bank of New York Mellon Corp. (Capital Markets) 190 20,702

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Large-Cap Value
Common Stocks, continued
Shares Value
The Boeing Co.
*
(Aerospace & Defense) 443 $ 95,613
The Charles Schwab Corp. (Capital Markets) 1,001 95,565
The Cigna Group (Health Care Providers & Services) 157 45,255
The Clorox Co. (Household Products) 72 8,878
The Coca-Cola Co. (Beverages) 2,270 150,545
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 117 8,022
The Estee Lauder Cos., Inc. (Personal Care Products) 137 12,072
The Goldman Sachs Group, Inc. (Capital Markets) 177 140,955
The Hartford Financial Services Group, Inc. (Insurance) 75 10,004
The Hershey Co. (Food Products) 87 16,273
The Home Depot, Inc. (Specialty Retail) 326 132,091
The Interpublic Group of Cos., Inc. (Media) 214 5,973
The J.M. Smucker Co. (Food Products) 63 6,842
The Kraft Heinz Co. (Food Products) 498 12,968
The Kroger Co. (Consumer Staples Distribution &
Retail) 356 23,998
The Mosaic Co. (Chemicals) 185 6,416
The Procter & Gamble Co. (Household Products) 1,373 210,962
The Sherwin-Williams Co. (Chemicals) 58 20,083
The Southern Co. (Electric Utilities) 644 61,031
The TJX Cos., Inc. (Specialty Retail) 268 38,737
The Travelers Cos., Inc. (Insurance) 132 36,856
The Walt Disney Co. (Entertainment) 1,054 120,683
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 343 21,729
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 222 107,675
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 134 32,077
Tractor Supply Co. (Specialty Retail) 143 8,132
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 78 6,369
Truist Financial Corp. (Banks) 755 34,519
Tyson Foods, Inc. - Class A (Food Products) 167 9,068
U.S. Bancorp (Banks) 912 44,077
UDR, Inc. (Residential REITs) 96 3,577
Ulta Beauty, Inc.
*
(Specialty Retail) 26 14,216
Union Pacific Corp. (Ground Transportation) 347 82,020
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 432 36,084
UnitedHealth Group, Inc. (Health Care Providers &
Services) 531 183,354
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 33 6,747
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 182 30,987
Ventas, Inc. (Health Care REITs) 266 18,617
Veralto Corp. (Commercial Services & Supplies) 75 7,996
VeriSign, Inc.
*
(IT Services) 49 13,699
Verisk Analytics, Inc. (Professional Services) 45 11,318
Verizon Communications, Inc. (Diversified
Telecommunication Services) 2,471 108,600
Viatris, Inc. (Pharmaceuticals) 682 6,752
VICI Properties, Inc. (Specialized REITs) 624 20,349
Vulcan Materials Co. (Construction Materials) 29 8,921
W.R. Berkley Corp. (Insurance) 79 6,053
Walmart, Inc. (Consumer Staples Distribution & Retail) 849 87,499
Warner Bros. Discovery, Inc.
*
(Entertainment) 1,451 28,338
Waste Management, Inc. (Commercial Services &
Supplies) 103 22,745
Waters Corp.
*
(Life Sciences Tools & Services) 18 5,397
WEC Energy Group, Inc. (Multi-Utilities) 189 21,658
Wells Fargo & Co. (Banks) 1,877 157,330
Welltower, Inc. (Health Care REITs) 180 32,065
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 43 11,280
Common Stocks, continued
Shares Value
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 203 $ 24,372
Weyerhaeuser Co. (Specialized REITs) 422 10,461
Willis Towers Watson PLC (Insurance) 30 10,364
Workday, Inc.
*
- Class A (Software) 67 16,129
Xcel Energy, Inc. (Electric Utilities) 346 27,905
Xylem, Inc. (Machinery) 142 20,945
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 96 14,592
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 16 4,755
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 116 11,426
Zoetis, Inc. (Pharmaceuticals) 259 37,897
TOTAL COMMON STOCKS
  (Cost $10,031,493) 15,162,015
Repurchase Agreements
(c)
( 0 .6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $99,011 $ 99,000 99,000
TOTAL REPURCHASE AGREEMENTS
(Cost $99,000) 99,000
Collateral for Securities Loaned
(d)
( NM )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(e)
6,802 6,802
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $6,802) 6,802
TOTAL INVESTMENT SECURITIES
  (Cost $10,137,295)— 100.2% 15,267,817
Net other assets (liabilities) — ( 0 .2 ) % (29,851)
NET ASSETS — 100.0% $ 15,237,966
*
Non-income producing security.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $6,627.
(b)
Number of shares is less than 0.50.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Large-Cap Value
ProFund VP Large-Cap Value invested in the following industries as of September 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 359,463 2.4%
Air Freight & Logistics 84,985 0.6%
Automobile Components 11,036 0.1%
Automobiles 61,410 0.4%
Banks 904,112 5.9%
Beverages 317,657 2.1%
Biotechnology 325,068 2.1%
Broadline Retail 532,556 3.5%
Building Products 74,572 0.5%
Capital Markets 814,416 5.4%
Chemicals 318,256 2.1%
Commercial Services & Supplies 34,853 0.2%
Communications Equipment 164,620 1.1%
Construction Materials 19,636 0.1%
Consumer Finance 79,505 0.5%
Consumer Staples Distribution & Retail 182,502 1.2%
Containers & Packaging 59,337 0.4%
Distributors 21,699 0.1%
Diversified Telecommunication Services 226,926 1.5%
Electric Utilities 357,527 2.4%
Electrical Equipment 52,766 0.3%
Electronic Equipment, Instruments & Components 145,867 0.9%
Energy Equipment & Services 70,402 0.5%
Entertainment 191,308 1.3%
Financial Services 338,277 2.2%
Food Products 172,387 1.1%
Gas Utilities 16,050 0.1%
Ground Transportation 156,828 1.0%
Health Care Equipment & Supplies 420,549 2.8%
Health Care Providers & Services 529,432 3.5%
Health Care REITs 58,457 0.4%
Hotel & Resort REITs 2,332  NM
Hotels, Restaurants & Leisure 214,425 1.4%
Household Durables 56,544 0.4%
Household Products 277,800 1.8%
Independent Power/Renewable Electricity Producers 5,475  NM
Industrial Conglomerates 237,489 1.6%
Industrial REITs 62,299 0.4%
Insurance 392,160 2.6%
Interactive Media & Services 4,980  NM
IT Services 134,230 0.9%
Leisure Products 5,916  NM
Life Sciences Tools & Services 263,009 1.7%
Machinery 170,094 1.1%
Media 122,386 0.8%
Metals & Mining 116,856 0.8%
Multi-Utilities 194,161 1.3%
Office REITs 13,977 0.1%
Oil, Gas & Consumable Fuels 824,604 5.4%
Passenger Airlines 9,796 0.1%
Personal Care Products 30,299 0.2%
Pharmaceuticals 568,039 3.7%
Professional Services 99,366 0.6%
Real Estate Management & Development 21,008 0.1%
Residential REITs 49,407 0.3%
Retail REITs 52,895 0.4%
Semiconductors & Semiconductor Equipment 858,004 5.7%
Software 1,243,752 8.2%
Specialized REITs 186,207 1.2%
Specialty Retail 317,510 2.1%
Technology Hardware, Storage & Peripherals 1,304,386 8.5%
Textiles, Apparel & Luxury Goods 54,830 0.4%
Value
% of Net
Assets
Tobacco $ 103,202 0.7%
Trading Companies & Distributors 14,173 0.1%
Water Utilities 15,868 0.1%
Wireless Telecommunication Services 32,077 0.2%
Other
**
75,951 0.4%
Total $ 15,237,966 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Materials
Common Stocks (98.6%)
Shares Value
Air Products & Chemicals, Inc. (Chemicals) 2,073 $ 565,349
Albemarle Corp. (Chemicals) 1,928 156,322
Amcor PLC (Containers & Packaging) 37,777 309,016
Avery Dennison Corp. (Containers & Packaging) 1,278 207,253
Ball Corp. (Containers & Packaging) 4,460 224,873
CF Industries Holdings, Inc. (Chemicals) 2,654 238,064
Corteva, Inc. (Chemicals) 7,629 515,949
Dow, Inc. (Chemicals) 11,616 266,355
DuPont de Nemours, Inc. (Chemicals) 6,861 534,472
Eastman Chemical Co. (Chemicals) 1,882 118,660
Ecolab, Inc. (Chemicals) 2,378 651,239
Freeport-McMoRan, Inc. (Metals & Mining) 13,376 524,607
International Flavors & Fragrances, Inc. (Chemicals) 4,200 258,468
International Paper Co. (Containers & Packaging) 8,652 401,453
LyondellBasell Industries N.V. - Class A (Chemicals) 4,217 206,802
Martin Marietta Materials, Inc. (Construction Materials) 888 559,689
New Linde PLC (Chemicals) 4,369 2,075,274
Newmont Corp. (Metals & Mining) 10,234 862,828
Nucor Corp. (Metals & Mining) 3,761 509,352
Packaging Corp. of America (Containers & Packaging) 1,464 319,050
PPG Industries, Inc. (Chemicals) 3,698 388,697
Smurfit WestRock PLC (Containers & Packaging) 8,556 364,229
Steel Dynamics, Inc. (Metals & Mining) 2,267 316,088
Common Stocks, continued
Shares Value
The Mosaic Co. (Chemicals) 5,201 $ 180,371
The Sherwin-Williams Co. (Chemicals) 2,160 747,921
Vulcan Materials Co. (Construction Materials) 1,860 572,173
TOTAL COMMON STOCKS
  (Cost $5,779,314) 12,074,554
Repurchase Agreements
(a)
( 1.3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $155,017 $ 155,000 155,000
TOTAL REPURCHASE AGREEMENTS
(Cost $155,000) 155,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,934,314)— 99.9% 12,229,554
Net other assets (liabilities) —  0.1% 8,210
NET ASSETS — 100.0% $ 12,237,764
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Materials Select Sector
Index Goldman Sachs International 10/23/25 4.84% $ 179,138 $ (2,017)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Materials invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Chemicals $ 6,903,944 56.4%
Construction Materials 1,131,862 9.2%
Containers & Packaging 1,825,873 14.9%
Metals & Mining 2,212,875 18.1%
Other
**
163,210 1.4%
Total $ 12,237,764 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Mid-Cap
Repurchase Agreements
(a) (b)
( 98 .9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $9,604,074 $ 9,603,000 $ 9,603,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,603,000) 9,603,000
TOTAL INVESTMENT SECURITIES
  (Cost $9,603,000)— 98.9% 9,603,000
Net other assets (liabilities) — 1 .1% 108,095
NET ASSETS — 100.0% $ 9,711,095
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $1,205,000.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P MidCap 400 Futures Contracts 5 12/22/25 $ 1,643,100 $ (4,171)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 10/27/25 4.74% $ 2,187,768 $ 2,257
S&P MidCap 400 UBS AG 10/27/25 4.89% 5,880,064 6,043
$8,067,832 $8,300
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Mid-Cap Growth
Common Stocks (99.7%)
Shares Value
AAON, Inc. (Building Products) 586 $ 54,756
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 413 35,332
Acuity Brands, Inc. (Electrical Equipment) 263 90,575
Advanced Drainage Systems, Inc. (Building Products) 298 41,333
AECOM (Construction & Engineering) 609 79,456
AeroVironment, Inc.
*
(Aerospace & Defense) 276 86,910
Affiliated Managers Group, Inc. (Capital Markets) 101 24,081
Agree Realty Corp. (Retail REITs) 391 27,777
Alaska Air Group, Inc.
*
(Passenger Airlines) 999 49,730
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 407 11,884
American Airlines Group, Inc.
*
(Passenger Airlines) 5,719 64,282
American Financial Group, Inc. (Insurance) 264 38,470
American Homes 4 Rent - Class A (Residential REITs) 1,072 35,644
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 1,452 28,227
API Group Corp.
*
(Industrial Support Services) 1,892 65,028
Appfolio, Inc.
*
- Class A (Software) 199 54,856
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 330 86,146
AptarGroup, Inc. (Containers & Packaging) 303 40,499
ATI, Inc. (Metals & Mining) 1,194 97,120
Axalta Coating Systems, Ltd.
*
(Chemicals) 1,013 28,992
Bath & Body Works, Inc. (Retail - Discretionary) 934 24,060
Belden, Inc. (Electronic Equipment, Instruments &
Components) 343 41,253
BellRing Brands, Inc.
*
(Personal Care Products) 502 18,248
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 538 50,169
Blackbaud, Inc. (Software) 159 10,225
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 313 27,059
Brixmor Property Group, Inc. (Retail REITs) 1,432 39,637
Bruker Corp. (Life Sciences Tools & Services) 441 14,328
Burlington Stores, Inc.
*
(Specialty Retail) 541 137,684
BWX Technologies, Inc. (Aerospace & Defense) 791 145,837
Cabot Corp. (Chemicals) 258 19,621
CACI International, Inc.
*
- Class A (Professional
Services) 115 57,360
Carlisle Cos., Inc. (Building Products) 370 121,715
Carpenter Technology Corp. (Metals & Mining) 432 106,073
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 223 126,066
Cava Group, Inc.
*
(Leisure Facilities & Services) 674 40,716
Celsius Holdings, Inc.
*
(Beverages) 886 50,936
Chart Industries, Inc.
*
(Machinery) 383 76,657
Chemed Corp. (Health Care Providers & Services) 58 25,969
Chewy, Inc.
*
- Class A (Specialty Retail) 1,931 78,109
Choice Hotels International, Inc. (Hotels, Restaurants &
Leisure) 180 19,244
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 578 56,072
Ciena Corp.
*
(Communications Equipment) 734 106,921
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 271 33,954
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 437 101,480
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 1,225 39,347
Coca-Cola Consolidated, Inc. (Beverages) 519 60,806
Cognex Corp. (Electronic Equipment, Instruments &
Components) 582 26,365
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 1,347 145,098
Comfort Systems USA, Inc. (Construction &
Engineering) 305 251,680
Commerce Bancshares, Inc. (Banks) 613 36,633
CommVault Systems, Inc.
*
(Software) 385 72,680
COPT Defense Properties (Office REITs) 507 14,733
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 1,019 54,853
Crane Co. (Machinery) 225 41,432
Common Stocks, continued
Shares Value
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 171 $ 11,469
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 472 39,436
CubeSmart (Specialized REITs) 1,066 43,344
Cullen/Frost Bankers, Inc. (Banks) 390 49,440
Curtiss-Wright Corp. (Aerospace & Defense) 326 176,997
Cytokinetics, Inc.
*
(Biotechnology) 518 28,469
Dick's Sporting Goods, Inc. (Specialty Retail) 348 77,333
DocuSign, Inc.
*
(Software) 1,751 126,230
Donaldson Co., Inc. (Machinery) 575 47,064
Doximity, Inc.
*
- Class A (Health Care Technology) 1,182 86,463
Dropbox, Inc.
*
- Class A (Software) 977 29,515
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 880 99,493
Duolingo, Inc.
*
(Diversified Consumer Services) 344 110,712
Dynatrace, Inc.
*
(Software) 2,611 126,503
Eagle Materials, Inc. (Construction Materials) 281 65,485
East West Bancorp, Inc. (Banks) 1,194 127,101
EastGroup Properties, Inc. (Industrial REITs) 218 36,899
EchoStar Corp.
*
- Class A (Media) 571 43,602
elf Beauty, Inc.
*
(Personal Care Products) 514 68,094
Encompass Health Corp. (Health Care Providers &
Services) 620 78,752
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 684 63,243
Equitable Holdings, Inc. (Financial Services) 2,596 131,826
Equity LifeStyle Properties, Inc. (Residential REITs) 839 50,928
Esab Corp. (Machinery) 495 55,311
Euronet Worldwide, Inc.
*
(Financial Services) 198 17,386
Evercore Partners, Inc. (Capital Markets) 334 112,665
Exelixis, Inc.
*
(Biotechnology) 2,331 96,270
ExlService Holdings, Inc.
*
(Professional Services) 1,399 61,598
Exponent, Inc. (Professional Services) 261 18,134
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 310 113,032
Federated Hermes, Inc. - Class B (Capital Markets) 390 20,253
First Financial Bankshares, Inc. (Banks) 632 21,267
First Industrial Realty Trust, Inc. (Industrial REITs) 619 31,860
FirstCash Holdings, Inc. (Consumer Finance) 218 34,536
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 522 38,471
Flowserve Corp. (Machinery) 793 42,140
GameStop Corp. - Class A (Specialty Retail) 1,569 42,802
Gaming and Leisure Properties, Inc. (Specialized REITs) 1,055 49,173
GATX Corp. (Trading Companies & Distributors) 191 33,387
Genpact, Ltd. (Professional Services) 744 31,166
Gentex Corp. (Automobile Components) 780 22,074
Glacier Bancorp, Inc. (Banks) 462 22,486
Globus Medical, Inc.
*
(Health Care Equipment &
Supplies) 976 55,896
Graco, Inc. (Machinery) 703 59,727
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 240 52,685
Graphic Packaging Holding Co. (Containers &
Packaging) 1,002 19,609
Guidewire Software, Inc.
*
(Software) 729 167,568
H&R Block, Inc. (Diversified Consumer Services) 1,161 58,712
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 241 11,746
Halozyme Therapeutics, Inc.
*
(Biotechnology) 1,014 74,367
Hamilton Lane, Inc. - Class A (Capital Markets) 350 47,177
HealthEquity, Inc.
*
(Health Care Providers & Services) 749 70,983
Hexcel Corp. (Aerospace & Defense) 344 21,569
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 534 22,327
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 1,791 101,585
Home BancShares, Inc. (Banks) 604 17,093

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth
Common Stocks, continued
Shares Value
Houlihan Lokey, Inc. (Capital Markets) 471 $ 96,706
Hyatt Hotels Corp. - Class A (Hotels, Restaurants &
Leisure) 367 52,088
IDACORP, Inc. (Electric Utilities) 192 25,372
Illumina, Inc.
*
(Life Sciences Tools & Services) 692 65,719
Independence Realty Trust, Inc. (Residential REITs) 1,214 19,897
Ingredion, Inc. (Food Products) 239 29,184
International Bancshares Corp. (Banks) 331 22,756
Iridium Communications, Inc. (Diversified
Telecommunication Services) 452 7,892
ITT, Inc. (Machinery) 481 85,984
Janus Henderson Group PLC (Capital Markets) 432 19,228
Jefferies Financial Group, Inc. (Capital Markets) 757 49,523
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 219 65,323
KB Home (Household Durables) 305 19,410
KBR, Inc. (Professional Services) 468 22,132
Kinsale Capital Group, Inc. (Insurance) 192 81,650
Kirby Corp.
*
(Marine Transportation) 484 40,390
Kite Realty Group Trust (Retail REITs) 819 18,264
Knife River Corp. (Construction Materials) 490 37,666
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 848 77,482
Kyndryl Holdings, Inc.
*
(IT Services) 1,121 33,664
Lamar Advertising Co. - Class A (Specialized REITs) 474 58,026
Lancaster Colony Corp. (Food Products) 87 15,033
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 589 30,210
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 580 42,526
Light & Wonder, Inc.
*
(Hotels, Restaurants & Leisure) 727 61,024
Lincoln Electric Holdings, Inc. (Machinery) 272 64,146
LivaNova PLC
*
(Health Care Equipment & Supplies) 193 10,109
Louisiana-Pacific Corp. (Paper & Forest Products) 549 48,773
Lumentum Holdings, Inc.
*
(Communications
Equipment) 381 61,993
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 555 69,092
Manhattan Associates, Inc.
*
(Software) 525 107,615
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 735 27,019
Masimo Corp.
*
(Health Care Equipment & Supplies) 401 59,167
MasTec, Inc.
*
(Construction & Engineering) 532 113,215
Matador Resources Co. (Oil, Gas & Consumable Fuels) 649 29,160
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 192 98,719
MGIC Investment Corp. (Financial Services) 958 27,178
MKS Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 239 29,581
Morningstar, Inc. (Capital Markets) 212 49,186
MP Materials Corp.
*
(Metals & Mining) 512 34,340
MSA Safety, Inc. (Commercial Services & Supplies) 160 27,531
Mueller Industries, Inc. (Machinery) 959 96,964
Murphy USA, Inc. (Specialty Retail) 152 59,016
National Storage Affiliates Trust (Specialized REITs) 612 18,495
Neurocrine Biosciences, Inc.
*
(Biotechnology) 859 120,587
NewMarket Corp. (Chemicals) 29 24,018
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 190 19,029
Nutanix, Inc.
*
- Class A (Software) 2,323 172,807
nVent Electric PLC (Electrical Equipment) 1,394 137,504
Okta, Inc.
*
(IT Services) 1,449 132,873
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 313 40,189
Omega Healthcare Investors, Inc. (Health Care REITs) 1,021 43,107
Common Stocks, continued
Shares Value
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 238 $ 30,754
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 238 22,908
Owens Corning (Building Products) 723 102,276
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 850 9,418
Parsons Corp.
*
(Professional Services) 462 38,309
Paylocity Holding Corp.
*
(Professional Services) 387 61,637
Pegasystems, Inc. (Software) 799 45,943
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 221 55,984
Permian Resources Corp. (Oil, Gas & Consumable
Fuels) 6,055 77,504
Pilgrim's Pride Corp.
*
(Food Products) 369 15,026
Pinnacle Financial Partners, Inc. (Banks) 427 40,048
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 727 75,463
Post Holdings, Inc.
*
(Food Products) 232 24,935
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 165 6,635
Primerica, Inc. (Insurance) 281 78,003
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 2,690 225,449
Qualys, Inc.
*
(Software) 182 24,084
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 932 97,113
Range Resources Corp. (Oil, Gas & Consumable Fuels) 949 35,720
Rb Global, Inc. (Commercial Services & Supplies) 1,609 174,351
RBC Bearings, Inc.
*
(Machinery) 272 106,158
RenaissanceRe Holdings, Ltd. (Insurance) 408 103,603
Repligen Corp.
*
(Life Sciences Tools & Services) 193 25,798
RH
*
(Specialty Retail) 66 13,409
RLI Corp. (Insurance) 795 51,850
Roivant Sciences, Ltd.
*
(Biotechnology) 3,729 56,420
Royal Gold, Inc. (Metals & Mining) 257 51,549
RPM International, Inc. (Chemicals) 635 74,854
Ryan Specialty Holdings, Inc. (Insurance) 976 55,007
Ryder System, Inc. (Ground Transportation) 188 35,464
Saia, Inc.
*
(Ground Transportation) 231 69,153
SEI Investments Co. (Capital Markets) 496 42,086
Service Corp. International (Diversified Consumer
Services) 740 61,583
Shift4 Payments, Inc.
*
- Class A (Financial Services) 583 45,125
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 123 16,129
Simpson Manufacturing Co., Inc. (Building Products) 238 39,855
SLM Corp. (Consumer Finance) 1,807 50,017
Sotera Health Co.
*
(Life Sciences Tools & Services) 704 11,074
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 847 92,154
Stifel Financial Corp. (Capital Markets) 630 71,486
Synovus Financial Corp. (Banks) 589 28,908
TechnipFMC PLC (Energy Equipment & Services) 3,562 140,521
Tempur Sealy International, Inc. (Household Durables) 1,074 90,570
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 467 94,820
Tetra Tech, Inc. (Commercial Services & Supplies) 2,276 75,973
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 576 95,702
The Brink's Co. (Commercial Services & Supplies) 181 21,152
The Carlyle Group, Inc. (Capital Markets) 834 52,292
The Ensign Group, Inc. (Health Care Providers &
Services) 497 85,867
The New York Times Co. - Class A (Media) 757 43,452
The Scotts Miracle-Gro Co. (Chemicals) 142 8,087
The Toro Co. (Machinery) 360 27,432
Toll Brothers, Inc. (Household Durables) 851 117,558

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Mid-Cap Growth
Common Stocks, continued
Shares Value
TopBuild Corp.
*
(Household Durables) 242 $ 94,588
TransUnion (Professional Services) 1,688 141,421
Travel + Leisure Co. (Hotels, Restaurants & Leisure) 563 33,493
Trex Co., Inc.
*
(Building Products) 454 23,458
Twilio, Inc.
*
- Class A (Software) 1,329 133,020
UMB Financial Corp. (Banks) 359 42,488
United Therapeutics Corp.
*
(Biotechnology) 392 164,331
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 177 25,423
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 171 25,576
Valaris, Ltd.
*
(Energy Equipment & Services) 573 27,945
Valmont Industries, Inc. (Construction & Engineering) 125 48,466
Valvoline, Inc.
*
(Specialty Retail) 1,101 39,537
Viper Energy, Inc. (Oil & Gas Producers) 1,462 55,878
Vontier Corp. (Electronic Equipment, Instruments &
Components) 533 22,370
Vornado Realty Trust (Office REITs) 1,019 41,300
Voya Financial, Inc. (Financial Services) 433 32,388
Warner Music Group Corp. - Class A (Entertainment) 607 20,674
Watsco, Inc. (Trading Companies & Distributors) 188 76,008
Watts Water Technologies, Inc. - Class A (Machinery) 122 34,072
Weatherford International PLC (Energy Equipment &
Services) 298 20,392
Western Alliance Bancorp (Banks) 897 77,788
WEX, Inc.
*
(Financial Services) 208 32,766
Wingstop, Inc. (Hotels, Restaurants & Leisure) 242 60,907
Wintrust Financial Corp. (Banks) 302 39,997
Woodward, Inc. (Aerospace & Defense) 521 131,662
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 661 52,814
XPO, Inc.
*
(Ground Transportation) 501 64,764
YETI Holdings, Inc.
*
(Leisure Products) 296 9,821
Zions Bancorp N.A. (Banks) 511 28,912
TOTAL COMMON STOCKS
  (Cost $9,988,599) 14,275,060
Repurchase Agreements
(a)
( 0.4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $57,006 $ 57,000 57,000
TOTAL REPURCHASE AGREEMENTS
(Cost $57,000) 57,000
TOTAL INVESTMENT SECURITIES
  (Cost $10,045,599)— 100.1% 14,332,060
Net other assets (liabilities) —  (0.1)% (20,992)
NET ASSETS — 100.0% $ 14,311,068
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust
ProFund VP Mid-Cap Growth invested in the following industries as of September 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 640,457 4.5%
Value
% of Net
Assets
Automobile Components $ 22,074 0.1%
Banks 554,917 3.9%
Beverages 111,742 0.8%
Biotechnology 540,443 3.8%
Broadline Retail 40,189 0.3%
Building Products 383,393 2.7%
Capital Markets 584,682 4.1%
Chemicals 155,572 1.1%
Commercial Services & Supplies 400,487 2.8%
Communications Equipment 168,914 1.2%
Construction & Engineering 492,817 3.4%
Construction Materials 103,151 0.7%
Consumer Finance 84,553 0.6%
Consumer Staples Distribution & Retail 295,407 2.0%
Containers & Packaging 60,108 0.4%
Diversified Consumer Services 283,692 2.0%
Diversified Telecommunication Services 7,892 0.1%
Electric Utilities 25,373 0.2%
Electrical Equipment 228,079 1.6%
Electronic Equipment, Instruments & Components 378,616 2.6%
Energy Equipment & Services 188,858 1.3%
Entertainment 20,675 0.1%
Financial Services 286,669 2.0%
Food Products 84,178 0.6%
Ground Transportation 169,381 1.2%
Health Care Equipment & Supplies 223,112 1.6%
Health Care Providers & Services 457,976 3.2%
Health Care REITs 43,107 0.3%
Health Care Technology 86,464 0.6%
Hotel & Resort REITs 9,418  NM
Hotels, Restaurants & Leisure 581,769 4.1%
Household Durables 322,126 2.2%
Independent Power/Renewable Electricity Producers 22,907 0.1%
Industrial REITs 68,758 0.5%
Industrial Support Services 65,028 0.5%
Insurance 408,584 2.8%
IT Services 166,537 1.1%
Leisure Facilities & Services 40,716 0.3%
Leisure Products 9,821 0.1%
Life Sciences Tools & Services 215,638 1.5%
Machinery 737,088 5.1%
Marine Transportation 40,390 0.3%
Media 87,053 0.6%
Metals & Mining 289,082 2.0%
Office REITs 56,033 0.4%
Oil & Gas Producers 55,878 0.4%
Oil, Gas & Consumable Fuels 309,450 2.2%
Paper & Forest Products 48,773 0.4%
Passenger Airlines 114,012 0.8%
Personal Care Products 86,343 0.6%

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth
Value
% of Net
Assets
Professional Services $ 431,757 3.0%
Real Estate Management & Development 65,323 0.5%
Residential REITs 106,469 0.7%
Retail - Discretionary 24,060 0.2%
Retail REITs 85,678 0.6%
Semiconductors & Semiconductor Equipment 426,334 3.0%
Software 1,071,046 7.5%
Specialized REITs 169,039 1.2%
Specialty Retail 521,693 3.6%
Technology Hardware, Storage & Peripherals 225,449 1.6%
Textiles, Apparel & Luxury Goods 39,436 0.3%
Trading Companies & Distributors 250,394 1.7%
Other
**
36,008 0.3%
Total $ 14,311,068 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Mid-Cap Value
Common Stocks ( 99 .6% )
Shares Value
Advanced Drainage Systems, Inc. (Building Products) 327 $ 45,355
AECOM (Construction & Engineering) 547 71,368
Affiliated Managers Group, Inc. (Capital Markets) 147 35,049
AGCO Corp. (Machinery) 543 58,139
Agree Realty Corp. (Retail REITs) 571 40,564
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 3,532 61,845
Alcoa Corp. (Metals & Mining) 2,268 74,595
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 673 19,652
ALLETE, Inc. (Electric Utilities) 508 33,731
Ally Financial, Inc. (Consumer Finance) 2,456 96,275
American Financial Group, Inc. (Insurance) 340 49,545
American Homes 4 Rent - Class A (Residential REITs) 1,770 58,853
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 995 28,258
Annaly Capital Management, Inc. (Mortgage REITs) 5,629 113,762
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 1,467 28,518
Antero Resources Corp.
*
(Oil, Gas & Consumable Fuels) 2,572 86,316
API Group Corp.
*
(Industrial Support Services) 1,330 45,712
AptarGroup, Inc. (Containers & Packaging) 272 36,356
Aramark (Hotels, Restaurants & Leisure) 2,304 88,473
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 453 54,813
ASGN, Inc.
*
(IT Services) 383 18,135
Ashland, Inc. (Chemicals) 400 19,164
Associated Banc-Corp. (Banks) 1,430 36,765
Autoliv, Inc.
*
(Automobile Components) 621 76,693
AutoNation, Inc.
*
(Specialty Retail) 247 54,036
Avantor, Inc.
*
(Life Sciences Tools & Services) 5,975 74,569
Avient Corp. (Chemicals) 802 26,426
Avis Budget Group, Inc.
*
(Ground Transportation) 149 23,926
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 735 38,426
Axalta Coating Systems, Ltd.
*
(Chemicals) 871 24,928
Bank OZK (Banks) 928 47,309
Bath & Body Works, Inc. (Retail - Discretionary) 907 23,364
BellRing Brands, Inc.
*
(Personal Care Products) 595 21,629
BILL Holdings, Inc.
*
(Software) 804 42,587
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 1,683 91,151
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 161 45,143
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 614 57,256
Black Hills Corp. (Multi-Utilities) 639 39,356
Blackbaud, Inc.
*
(Software) 167 10,740
Boyd Gaming Corp.
*
(Hotels, Restaurants & Leisure) 204 17,636
Brighthouse Financial, Inc.
*
(Insurance) 500 26,540
Brixmor Property Group, Inc. (Retail REITs) 1,234 34,157
Bruker Corp. (Life Sciences Tools & Services) 523 16,992
Brunswick Corp. (Leisure Products) 573 36,237
Cabot Corp. (Chemicals) 206 15,666
CACI International, Inc.
*
- Class A (Professional
Services) 77 38,406
Cadence Bank (Banks) 1,632 61,265
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 1,042 20,757
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 102 57,663
Cava Group, Inc.
*
(Leisure Facilities & Services) 193 11,659
Celsius Holdings, Inc.
*
(Beverages) 504 28,975
Chemed Corp. (Health Care Providers & Services) 69 30,894
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 502 49,884
Ciena Corp.
*
(Communications Equipment) 497 72,398
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 177 22,176
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels) 731 23,758
Common Stocks, continued
Shares Value
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 4,335 $ 52,887
CNH Industrial N.V.
*
(Machinery) 7,785 84,468
CNO Financial Group, Inc.
*
(Insurance) 850 33,618
Cognex Corp. (Electronic Equipment, Instruments &
Components) 883 40,000
Columbia Banking System, Inc. (Banks) 2,620 67,439
Columbia Sportswear Co.
*
(Textiles, Apparel & Luxury
Goods) 225 11,768
Comerica, Inc. (Banks) 1,126 77,153
Commerce Bancshares, Inc. (Banks) 467 27,908
Commercial Metals Co. (Metals & Mining) 982 56,249
Concentrix Corp. (Professional Services) 391 18,045
COPT Defense Properties (Office REITs) 472 13,716
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 631 33,967
Coty, Inc.
*
- Class A (Personal Care Products) 3,212 12,976
Cousins Properties, Inc. (Office REITs) 1,472 42,600
Crane Co. (Machinery) 202 37,196
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 260 17,438
Crown Holdings, Inc. (Containers & Packaging) 1,009 97,458
CubeSmart (Specialized REITs) 920 37,407
Cullen/Frost Bankers, Inc. (Banks) 170 21,551
Cytokinetics, Inc.
*
(Biotechnology) 524 28,799
Darling Ingredients, Inc.
*
(Food Products) 1,385 42,755
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 1,747 22,169
Dick's Sporting Goods, Inc. (Specialty Retail) 235 52,222
Dolby Laboratories, Inc.
*
- Class A (Software) 537 38,863
Donaldson Co., Inc. (Machinery) 440 36,014
Dropbox, Inc.
*
- Class A (Software) 632 19,093
EastGroup Properties, Inc. (Industrial REITs) 247 41,807
EchoStar Corp.
*
- Class A (Media) 602 45,969
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 4,355 87,710
Encompass Health Corp. (Health Care Providers &
Services) 256 32,517
EnerSys (Electrical Equipment) 329 37,164
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 640 59,174
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 1,455 29,638
EPR Properties (Specialized REITs) 666 38,635
Equity LifeStyle Properties, Inc. (Residential REITs) 849 51,534
Essent Group, Ltd. (Financial Services) 864 54,915
Essential Utilities, Inc. (Water Utilities) 2,458 98,074
Euronet Worldwide, Inc.
*
(Financial Services) 139 12,206
Exponent, Inc. (Professional Services) 178 12,367
F.N.B. Corp.
*
(Banks) 3,147 50,698
Federated Hermes, Inc. - Class B (Capital Markets) 253 13,138
Fidelity National Financial, Inc. (Insurance) 2,239 135,436
First American Financial Corp. (Insurance) 892 57,302
First Financial Bankshares, Inc. (Banks) 501 16,859
First Horizon Corp. (Banks) 4,451 100,636
First Industrial Realty Trust, Inc. (Industrial REITs) 534 27,485
FirstCash Holdings, Inc.
*
(Consumer Finance) 124 19,644
Five Below, Inc.
*
(Specialty Retail) 483 74,719
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 3,290 190,722
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 416 30,659
Flowers Foods, Inc. (Food Products) 1,849 24,129
Flowserve Corp. (Machinery) 343 18,227
Fluor Corp.
*
(Construction & Engineering) 1,417 59,613
Fortune Brands Innovations, Inc. (Building Products) 1,052 56,165
Frontier Communications Parent, Inc.
*
(Diversified
Telecommunication Services) 2,195 81,983
FTI Consulting, Inc.
*
(Professional Services) 278 44,939

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Mid-Cap Value
Common Stocks, continued
Shares Value
GameStop Corp.
*
- Class A (Specialty Retail) 2,019 $ 55,078
Gaming and Leisure Properties, Inc. (Specialized REITs) 1,414 65,907
GATX Corp.
*
(Trading Companies & Distributors) 119 20,801
Genpact, Ltd. (Professional Services) 667 27,941
Gentex Corp. (Automobile Components) 1,134 32,092
Glacier Bancorp, Inc. (Banks) 572 27,839
Graco, Inc. (Machinery) 740 62,870
Graham Holdings Co. - Class B (Diversified Consumer
Services) 30 35,319
Graphic Packaging Holding Co. (Containers &
Packaging) 1,582 30,960
Greif, Inc.
*
- Class A (Containers & Packaging) 228 13,625
GXO Logistics, Inc.
*
(Air Freight & Logistics) 1,004 53,102
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 178 8,676
Hancock Whitney Corp. (Banks) 742 46,457
Harley-Davidson, Inc. (Automobiles) 1,064 29,686
Healthcare Realty Trust, Inc. (Health Care REITs) 3,083 55,586
Hexcel Corp. (Aerospace & Defense) 349 21,882
HF Sinclair Corp. (Oil, Gas & Consumable Fuels) 1,395 73,014
Home BancShares, Inc. (Banks) 995 28,159
IDACORP, Inc. (Electric Utilities) 279 36,870
Illumina, Inc.
*
(Life Sciences Tools & Services) 646 61,351
Independence Realty Trust, Inc.
*
(Residential REITs) 815 13,358
Ingredion, Inc. (Food Products) 320 39,075
Insperity, Inc. (Professional Services) 313 15,400
International Bancshares Corp. (Banks) 137 9,419
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 222 17,580
Iridium Communications, Inc.
*
(Diversified
Telecommunication Services) 472 8,241
ITT, Inc. (Machinery) 199 35,573
Janus Henderson Group PLC (Capital Markets) 656 29,199
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 533 70,249
Jefferies Financial Group, Inc. (Capital Markets) 679 44,420
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 196 58,463
KB Home (Household Durables) 287 18,265
KBR, Inc. (Professional Services) 654 30,928
Kemper Corp.
*
(Insurance) 550 28,353
Kilroy Realty Corp.
*
(Office REITs) 955 40,349
Kite Realty Group Trust (Retail REITs) 1,097 24,463
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 1,422 56,183
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 623 56,924
Kyndryl Holdings, Inc.
*
(IT Services) 889 26,697
Lamar Advertising Co. - Class A (Specialized REITs) 281 34,400
Lancaster Colony Corp. (Food Products) 92 15,897
Landstar System, Inc. (Ground Transportation) 303 37,136
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 612 44,872
Lear Corp. (Automobile Components) 467 46,985
Lincoln Electric Holdings, Inc. (Machinery) 208 49,053
Lithia Motors, Inc. - A (Specialty Retail) 224 70,784
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 217 56,205
LivaNova PLC
*
(Health Care Equipment & Supplies) 281 14,719
Lumentum Holdings, Inc.
*
(Communications
Equipment) 226 36,772
Macy's, Inc. (Broadline Retail) 2,378 42,638
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 873 32,091
Marriott Vacations Worldwide Corp.
*
(Hotels,
Restaurants & Leisure) 242 16,108
Common Stocks, continued
Shares Value
Matador Resources Co. (Oil, Gas & Consumable Fuels) 369 $ 16,579
Mattel, Inc.
*
(Leisure Products) 2,822 47,494
Maximus, Inc. (Professional Services) 495 45,227
MGIC Investment Corp. (Financial Services) 1,049 29,760
MKS Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 348 43,072
MP Materials Corp.
*
(Metals & Mining) 660 44,266
MSA Safety, Inc. (Commercial Services & Supplies) 162 27,876
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 401 36,948
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 1,175 33,382
National Fuel Gas Co.
*
(Gas Utilities) 792 73,158
National Retail Properties, Inc. (Retail REITs) 1,655 70,453
New Jersey Resources Corp. (Gas Utilities) 881 42,420
New York Community Bancorp, Inc. (Banks) 2,621 30,273
NewMarket Corp. (Chemicals) 38 31,472
Nexstar Media Group, Inc. (Media) 250 49,435
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 1,298 96,038
NorthWestern Energy Group, Inc. (Multi-Utilities) 538 31,532
NOV, Inc. (Energy Equipment & Services) 3,252 43,089
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 124 12,419
OGE Energy Corp. (Electric Utilities) 1,766 81,713
Old National Bancorp
*
(Banks) 3,056 67,079
Old Republic International Corp. (Insurance) 2,004 85,110
Olin Corp. (Chemicals) 1,003 25,065
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 220 28,248
Omega Healthcare Investors, Inc. (Health Care REITs) 1,551 65,484
ONE Gas, Inc.
*
(Gas Utilities) 527 42,655
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 189 24,423
Option Care Health, Inc.
*
(Health Care Providers &
Services) 1,421 39,447
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 293 28,201
Oshkosh Corp. (Machinery) 562 72,891
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 2,254 91,017
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 890 9,861
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 720 21,722
Penske Automotive Group, Inc.
*
(Specialty Retail) 163 28,347
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 121 30,652
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 1,372 142,743
Perrigo Co. PLC (Pharmaceuticals) 1,204 26,813
Pinnacle Financial Partners, Inc. (Banks) 242 22,697
Polaris Industries, Inc.
*
(Leisure Products) 467 27,147
Portland General Electric Co. (Electric Utilities) 961 42,284
Post Holdings, Inc.
*
(Food Products) 185 19,884
PotlatchDeltic Corp. (Specialized REITs) 623 25,387
Power Integrations, Inc.
*
(Semiconductors &
Semiconductor Equipment) 324 13,028
Prosperity Bancshares, Inc.
*
(Banks) 833 55,270
PVH Corp. (Textiles, Apparel & Luxury Goods) 422 35,351
Qualys, Inc.
*
(Software) 133 17,600
Range Resources Corp. (Oil, Gas & Consumable Fuels) 1,126 42,383
Rayonier, Inc. (Specialized REITs) 1,241 32,936
Regal Rexnord Corp. (Electrical Equipment) 583 83,626
Reinsurance Group of America, Inc. (Insurance) 580 111,435
Reliance Steel & Aluminum Co. (Metals & Mining) 462 129,744
Repligen Corp.
*
(Life Sciences Tools & Services) 269 35,957
Rexford Industrial Realty, Inc. (Industrial REITs) 2,070 85,098
RH
*
(Specialty Retail) 68 13,815
Royal Gold, Inc. (Metals & Mining) 317 63,584
RPM International, Inc. (Chemicals) 485 57,171

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Mid-Cap Value
Common Stocks, continued
Shares Value
Ryder System, Inc. (Ground Transportation) 169 $ 31,880
Sabra Health Care REIT, Inc. (Health Care REITs) 2,099 39,125
Science Applications International Corp. (Professional
Services) 411 40,841
SEI Investments Co. (Capital Markets) 321 27,237
Selective Insurance Group, Inc. (Insurance) 534 43,291
Sensata Technologies Holding PLC (Electrical
Equipment) 1,276 38,982
Service Corp. International (Diversified Consumer
Services) 480 39,946
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 165 21,636
Siligan Holdings, Inc. (Containers & Packaging) 778 33,462
Simpson Manufacturing Co., Inc. (Building Products) 125 20,933
Sonoco Products Co.
*
(Containers & Packaging) 865 37,273
Sotera Health Co.
*
(Life Sciences Tools & Services) 830 13,056
SouthState Bank Corp. (Banks) 887 87,697
Southwest Gas Holdings, Inc. (Gas Utilities) 562 44,027
Spire, Inc.
*
(Gas Utilities) 518 42,227
STAG Industrial, Inc. (Industrial REITs) 1,637 57,770
Starwood Property Trust, Inc. (Mortgage REITs) 3,026 58,614
Stifel Financial Corp. (Capital Markets) 260 29,502
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 338 23,099
Synovus Financial Corp. (Banks) 620 30,430
Talen Energy Corp.
*
(Electric Utilities) 401 170,578
Taylor Morrison Home Corp.
*
(Household Durables) 866 57,165
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 671 109,876
Tempur Sealy International, Inc. (Household Durables) 754 63,584
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 302 61,318
Terex Corp. (Machinery) 575 29,498
Texas Capital Bancshares, Inc.
*
(Banks) 402 33,981
The Boston Beer Co., Inc.
*
- Class A (Beverages) 70 14,799
The Brink's Co. (Commercial Services & Supplies) 183 21,385
The Carlyle Group, Inc. (Capital Markets) 1,439 90,226
The Gap, Inc. (Specialty Retail) 1,994 42,652
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 2,505 18,737
The Hanover Insurance Group, Inc.
*
(Insurance) 314 57,032
The Middleby Corp.
*
(Machinery) 409 54,368
The New York Times Co. - Class A (Media) 652 37,425
The Scotts Miracle-Gro Co.
*
(Chemicals) 245 13,953
The Timken Co. (Machinery) 556 41,800
The Toro Co. (Machinery) 502 38,252
The Western Union Co. (Financial Services) 2,828 22,596
Thor Industries, Inc. (Automobiles) 467 48,423
Trex Co., Inc.
*
(Building Products) 479 24,750
TXNM Energy, Inc. (Electric Utilities) 831 46,993
UFP Industries, Inc. (Building Products) 514 48,054
UGI Corp. (Gas Utilities) 1,883 62,629
UMB Financial Corp. (Banks) 262 31,008
Under Armour, Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 1,653 8,248
Under Armour, Inc.
*
- Class C (Textiles, Apparel &
Luxury Goods) 1,061 5,125
United Bankshares, Inc. (Banks) 1,238 46,066
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 210 30,162
Unum Group (Insurance) 1,375 106,948
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 1,974 151,248
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 153 22,884
Valley National Bancorp
*
(Banks) 4,218 44,711
Common Stocks, continued
Shares Value
Valmont Industries, Inc. (Construction & Engineering) 47 $ 18,223
VF Corp. (Textiles, Apparel & Luxury Goods) 2,874 41,471
Visteon Corp.
*
(Automobile Components) 239 28,647
Vontier Corp.
*
(Electronic Equipment, Instruments &
Components) 745 31,268
Vornado Realty Trust (Office REITs) 381 15,442
Voya Financial, Inc. (Financial Services) 406 30,369
Warner Music Group Corp.
*
- Class A (Entertainment) 664 22,616
Watsco, Inc. (Trading Companies & Distributors) 116 46,899
Watts Water Technologies, Inc. - Class A (Machinery) 118 32,955
Weatherford International PLC (Energy Equipment &
Services) 328 22,445
Webster Financial Corp. (Banks) 1,458 86,663
WESCO International, Inc. (Trading Companies &
Distributors) 427 90,310
Westlake Corp.
*
(Chemicals) 292 22,502
WEX, Inc.
*
(Financial Services) 91 14,335
Whirlpool Corp. (Household Durables) 491 38,593
Wintrust Financial Corp. (Banks) 281 37,216
WP Carey, Inc. (Equity REIT - Diversified) 1,920 129,734
XPO, Inc.
*
(Ground Transportation) 528 68,254
YETI Holdings, Inc.
*
(Leisure Products) 412 13,670
Zions Bancorp N.A. (Banks) 776 43,906
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 2,455 26,784
TOTAL COMMON STOCKS
  (Cost $10,219,522) 12,910,247
Repurchase Agreements
(a)
( 0 .5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $59,007 $ 59,000 59,000
TOTAL REPURCHASE AGREEMENTS
(Cost $59,000) 59,000
TOTAL INVESTMENT SECURITIES
  (Cost $10,278,522)— 100.1% 12,969,247
Net other assets (liabilities) — ( 0 .1 ) % (7,645)
NET ASSETS — 100.0% $ 12,961,602
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust
ProFund VP Mid-Cap Value invested in the following industries as of September
30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 78,806 0.6%
Air Freight & Logistics 53,102 0.4%
Automobile Components 203,154 1.6%
Automobiles 78,109 0.6%
Banks 1,236,455 9.5%
Beverages 43,774 0.3%
Biotechnology 119,950 0.9%
Broadline Retail 70,886 0.5%
Building Products 195,257 1.5%

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Mid-Cap Value
Value
% of Net
Assets
Capital Markets $ 268,771 2.1%
Chemicals 236,347 1.8%
Commercial Services & Supplies 49,261 0.4%
Communications Equipment 109,170 0.8%
Construction & Engineering 149,204 1.1%
Consumer Finance 115,919 0.9%
Consumer Staples Distribution & Retail 502,846 3.9%
Containers & Packaging 249,135 1.9%
Diversified Consumer Services 75,265 0.6%
Diversified Telecommunication Services 90,224 0.7%
Electric Utilities 412,168 3.2%
Electrical Equipment 255,810 2.0%
Electronic Equipment, Instruments & Components 568,746 4.4%
Energy Equipment & Services 65,534 0.5%
Entertainment 22,616 0.2%
Equity REIT - Diversified 129,734 1.0%
Financial Services 164,181 1.2%
Food Products 141,740 1.1%
Gas Utilities 307,116 2.4%
Ground Transportation 217,379 1.7%
Health Care Equipment & Supplies 105,854 0.8%
Health Care Providers & Services 164,176 1.3%
Health Care REITs 160,195 1.2%
Hotel & Resort REITs 9,861 0.1%
Hotels, Restaurants & Leisure 145,101 1.1%
Household Durables 177,607 1.4%
Independent Power/Renewable Electricity Producers 28,201 0.2%
Industrial REITs 212,160 1.6%
Industrial Support Services 45,712 0.4%
Insurance 734,610 5.7%
Interactive Media & Services 26,784 0.2%
IT Services 44,832 0.4%
Leisure Facilities & Services 11,659 0.1%
Leisure Products 124,548 1.0%
Life Sciences Tools & Services 247,067 1.9%
Machinery 651,305 5.0%
Media 132,829 1.0%
Metals & Mining 421,324 3.3%
Mortgage REITs 172,376 1.3%
Multi-Utilities 70,888 0.5%
Office REITs 112,107 0.9%
Oil, Gas & Consumable Fuels 466,573 3.6%
Personal Care Products 34,605 0.3%
Pharmaceuticals 184,772 1.4%
Professional Services 274,094 2.1%
Real Estate Management & Development 58,463 0.5%
Residential REITs 123,745 1.0%
Retail - Discretionary 23,364 0.2%
Retail REITs 169,637 1.3%
Semiconductors & Semiconductor Equipment 329,552 2.5%
Software 128,883 1.0%
Specialized REITs 234,672 1.8%
Specialty Retail 422,313 3.2%
Textiles, Apparel & Luxury Goods 122,720 0.9%
Trading Companies & Distributors 228,925 1.8%
Water Utilities 98,074 0.8%
Other
**
51,355 0 .4%
Total $ 12,961,602 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Nasdaq-100
Common Stocks (74.9%)
Shares Value
Adobe, Inc.
*
(Software) 2,880 $ 1,015,920
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 11,016 1,782,278
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 2,913 353,696
Alphabet, Inc. - Class A (Interactive Media & Services) 16,050 3,901,755
Alphabet, Inc. - Class C (Interactive Media & Services) 14,982 3,648,866
Amazon.com, Inc.
*
(Broadline Retail) 29,429 6,461,727
American Electric Power Co., Inc. (Electric Utilities) 3,630 408,375
Amgen, Inc. (Biotechnology) 3,655 1,031,440
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 3,340 820,638
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 40,947 10,426,335
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 5,408 1,107,234
AppLovin Corp
*
- Class A (Software) 2,089 1,501,030
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 927 131,161
ASML Holding N.V.
ADR
(Semiconductors &
Semiconductor Equipment) 575 556,652
AstraZeneca PLC
ADR
(Pharmaceuticals) 3,987 305,883
Atlassian Corp.
*
- Class A (Software) 1,129 180,301
Autodesk, Inc.
*
(Software) 1,453 461,575
Automatic Data Processing, Inc. (Professional Services) 2,750 807,126
Axon Enterprise, Inc.
*
(Aerospace & Defense) 533 382,502
Baker Hughes Co. (Energy Equipment & Services) 6,692 326,034
Biogen, Inc.
*
(Biotechnology) 995 139,380
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 220 1,187,839
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 21,464 7,081,187
Cadence Design Systems, Inc.
*
(Software) 1,850 649,831
CDW Corp. (Electronic Equipment, Instruments &
Components) 890 141,759
Charter Communications, Inc.
*
- Class A (Media) 927 255,022
Cintas Corp. (Commercial Services & Supplies) 2,736 561,591
Cisco Systems, Inc. (Communications Equipment) 26,882 1,839,266
Coca-Cola European Partners PLC (Beverages) 3,110 281,175
Cognizant Technology Solutions Corp. - Class A (IT
Services) 3,315 222,337
Comcast Corp. - Class A (Media) 25,000 785,501
Constellation Energy Corp. (Electric Utilities) 2,121 697,957
Copart, Inc.
*
(Commercial Services & Supplies) 6,564 295,183
CoStar Group, Inc.
*
(Real Estate Management &
Development) 2,876 242,648
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 3,010 2,786,146
Crowdstrike Holdings, Inc.
*
- Class A (Software) 1,704 835,608
CSX Corp. (Ground Transportation) 12,655 449,379
Datadog, Inc.
*
- Class A (Software) 2,194 312,426
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 2,662 179,126
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 1,965 281,192
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 2,731 742,805
Electronic Arts, Inc. (Entertainment) 1,698 342,487
Exelon Corp. (Electric Utilities) 6,856 308,589
Fastenal Co. (Trading Companies & Distributors) 7,790 382,022
Fortinet, Inc.
*
(Software) 5,200 437,216
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 3,099 232,735
Gilead Sciences, Inc. (Biotechnology) 8,423 934,953
GLOBALFOUNDRIES, Inc.
*
(Semiconductors &
Semiconductor Equipment) 3,767 135,009
Honeywell International, Inc. (Industrial Conglomerates) 4,310 907,255
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 543 346,917
Common Stocks, continued
Shares Value
Intel Corp. (Semiconductors & Semiconductor
Equipment) 29,712 $ 996,838
Intuit, Inc. (Software) 1,894 1,293,432
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 2,433 1,088,111
Keurig Dr Pepper, Inc. (Beverages) 9,221 235,228
KLA Corp. (Semiconductors & Semiconductor
Equipment) 896 966,426
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 8,591 1,150,335
Linde PLC (Chemicals) 3,185 1,512,875
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 779 138,607
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 1,843 479,991
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 5,852 491,978
MercadoLibre, Inc.
*
(Broadline Retail) 344 803,907
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 5,985 4,395,264
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 3,663 235,238
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 7,597 1,271,130
Microsoft Corp. (Software) 20,509 10,622,636
MicroStrategy, Inc.
*
- Class A (Software) 1,792 577,400
Mondelez International, Inc. - Class A (Food Products) 8,784 548,737
Monster Beverage Corp.
*
(Beverages) 6,628 446,131
Netflix, Inc.
*
(Entertainment) 2,885 3,458,884
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 67,048 12,509,815
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 1,711 389,646
Old Dominion Freight Line, Inc. (Ground
Transportation) 1,427 200,893
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 2,776 136,885
O'Reilly Automotive, Inc.
*
(Specialty Retail) 5,760 620,985
PACCAR, Inc. (Machinery) 3,565 350,511
Palantir Technologies, Inc.
*
- Class A (Software) 15,438 2,816,200
Palo Alto Networks, Inc.
*
(Software) 4,541 924,638
Paychex, Inc. (Professional Services) 2,441 309,421
PayPal Holdings, Inc.
*
(Financial Services) 6,485 434,884
PDD Holdings, Inc.
*ADR
(Broadline Retail) 4,534 599,259
PepsiCo, Inc. (Beverages) 9,294 1,305,249
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 7,325 1,218,587
Regeneron Pharmaceuticals, Inc. (Biotechnology) 707 397,525
Roper Technologies, Inc. (Software) 731 364,542
Ross Stores, Inc. (Specialty Retail) 2,220 338,306
Shopify, Inc.
*
- Class A (IT Services) 8,285 1,231,234
Starbucks Corp. (Hotels, Restaurants & Leisure) 7,716 652,774
Synopsys, Inc.
*
(Software) 1,256 619,698
Take-Two Interactive Software, Inc.
*
(Entertainment) 1,252 323,467
Tesla, Inc.
*
(Automobiles) 10,056 4,472,104
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 6,171 1,133,798
The Kraft Heinz Co. (Food Products) 8,035 209,231
The Trade Desk, Inc.
*
- Class A (Media) 3,025 148,255
Thomson Reuters Corp. (Professional Services) 3,059 475,154
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 7,640 1,828,863
Verisk Analytics, Inc. (Professional Services) 948 238,431
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 1,740 681,454
Warner Bros. Discovery, Inc.
*
(Entertainment) 16,806 328,221
Workday, Inc.
*
- Class A (Software) 1,473 354,595
Xcel Energy, Inc. (Electric Utilities) 4,015 323,810

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Nasdaq-100
Common Stocks, continued
Shares Value
Zscaler, Inc.
*
(Software) 1,057 $ 316,741
TOTAL COMMON STOCKS
  (Cost $27,756,431) 126,573,393
Repurchase Agreements
(a)(b)
( 23.7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $40,123,487 $ 40,119,000 40,119,000
TOTAL REPURCHASE AGREEMENTS
(Cost $40,119,000) 40,119,000
TOTAL INVESTMENT SECURITIES
  (Cost $67,875,431)— 98.6% $ 166,692,393
Net other assets (liabilities) —  1.4% 2,355,081
NET ASSETS — 100.0% $ 169,047,474
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $3,623,000.
ADR
American Depositary Receipt
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini Nasdaq-100 Futures Contracts 30 12/22/25 $ 14,941,050 $ 476,189
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 10/27/25 4.84% $ 15,183,130 $ 40,718
Nasdaq-100 Index UBS AG 10/27/25 4.89% 12,685,515 34,003
$27,868,645 $74,721
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Nasdaq-100 invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 382,502 0.2%
Automobiles 4,472,104 2.6%
Beverages 2,267,783 1.3%
Biotechnology 3,184,752 1.9%
Broadline Retail 7,864,892 4.7%
Chemicals 1,512,875 0.9%
Commercial Services & Supplies 856,774 0.5%
Communications Equipment 1,839,266 1.1%
Consumer Staples Distribution & Retail 2,786,146 1.6%
Electric Utilities 1,738,731 1.0%
Electronic Equipment, Instruments & Components 141,759 0.1%
Energy Equipment & Services 326,034 0.2%
Entertainment 4,453,059 2.6%
Financial Services 434,884 0.2%
Food Products 757,968 0.5%
Ground Transportation 650,272 0.4%
Health Care Equipment & Supplies 1,846,889 1.1%
Hotels, Restaurants & Leisure 3,417,105 2.0%
Industrial Conglomerates 907,255 0.6%
Interactive Media & Services 11,945,885 7.1%
Value
% of Net
Assets
IT Services $ 1,453,571 0.8%
Machinery 350,511 0.2%
Media 1,188,778 0.7%
Oil, Gas & Consumable Fuels 281,192 0.2%
Pharmaceuticals 305,882 0.2%
Professional Services 1,830,132 1.1%
Real Estate Management & Development 242,648 0.1%
Semiconductors & Semiconductor Equipment 32,114,836 19.0%
Software 23,283,789 13.8%
Specialty Retail 959,291 0.6%
Technology Hardware, Storage & Peripherals 10,426,335 6.2%
Textiles, Apparel & Luxury Goods 138,608 0.1%
Trading Companies & Distributors 382,022 0.2%
Wireless Telecommunication Services 1,828,863 1.1%
Other
**
42,474,081 25.1%
Total $ 169,047,474 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Pharmaceuticals
Common Stocks (97.6%)
Shares Value
ALT5 Sigma Corporation
*
(Pharmaceuticals) 8,322 $ 22,386
Amneal Pharmaceuticals, Inc.
*
(Pharmaceuticals) 16,894 169,109
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 5,246 139,806
Amylyx Pharmaceuticals, Inc.
*
(Pharmaceuticals) 9,743 132,407
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 2,427 222,313
Arvinas, Inc.
*
(Pharmaceuticals) 14,762 125,772
Avadel Pharmaceuticals PLC
*
(Pharmaceuticals) 11,733 179,163
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 1,906 231,484
Bristol-Myers Squibb Co. (Pharmaceuticals) 5,017 226,267
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 3,455 120,890
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 3,303 274,512
CorMedix, Inc.
*(a)
(Pharmaceuticals) 16,395 190,674
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 6,759 281,512
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 8,479 137,529
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 12,906 259,927
Eli Lilly & Co. (Pharmaceuticals) 313 238,819
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 6,299 128,941
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 30,905 81,898
Evolus, Inc.
*
(Pharmaceuticals) 13,677 83,977
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 6,767 96,362
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 7,123 196,310
Harrow, Inc.
*
(Pharmaceuticals) 5,001 240,948
Innoviva, Inc.
*
(Pharmaceuticals) 11,329 206,754
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 1,864 245,675
Johnson & Johnson (Pharmaceuticals) 1,346 249,575
LENZ Therapeutics, Inc.
*
(Biotechnology) 3,603 167,828
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,425 252,425
Liquidia Corp.
*
(Pharmaceuticals) 8,669 197,133
Merck & Co., Inc. (Pharmaceuticals) 2,815 236,263
Mind Medicine MindMed, Inc.
*
(Pharmaceuticals) 13,866 163,480
Nektar Therapeutics
*
(Pharmaceuticals) 2,401 136,617
Nuvation Bio, Inc.
*
(Pharmaceuticals) 43,654 161,520
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 18,128 211,916
Organon & Co. (Pharmaceuticals) 23,058 246,259
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 6,871 177,066
Perrigo Co. PLC (Pharmaceuticals) 10,695 238,178
Pfizer, Inc. (Pharmaceuticals) 9,628 245,321
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 9,143 107,613
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 2,571 104,023
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 3,637 226,949
Royalty Pharma PLC - Class A (Pharmaceuticals) 6,539 230,696
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 5,119 244,637
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 4,354 258,758
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 9,170 68,867
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 2,198 32,091
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 14,841 135,795
Viatris, Inc. (Pharmaceuticals) 23,103 228,720
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 18,183 133,100
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 19,047 155,043
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 12,995 123,582
Zoetis, Inc. (Pharmaceuticals) 1,583 231,625
TOTAL COMMON STOCKS
  (Cost $5,933,765) 9,198,515
Repurchase Agreements
(b)
( 2.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $278,031 $ 278,000 278,000
TOTAL REPURCHASE AGREEMENTS
(Cost $278,000) 278,000
Collateral for Securities Loaned
(c)
( 2.0% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(d)
184,987 $ 184,987
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $184,987) 184,987
TOTAL INVESTMENT SECURITIES
  (Cost $6,396,752)— 102.5% 9,661,502
Net other assets (liabilities) —  (2.5)% (235,538)
NET ASSETS — 100.0% $ 9,425,964
*
Non-income producing security.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $175,625.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Pharmaceuticals
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Pharmaceuticals Select
Industry Index Goldman Sachs International 10/23/25 4.84% $ 224,988 $ 7,135
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Pharmaceuticals invested in the following industries as of September 30,
2025:
Value
% of Net
Assets
Biotechnology $ 449,340 4.8%
Pharmaceuticals 8,749,175 92.8%
Other
**
227,449 2.4%
Total $ 9,425,964 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Precious Metals
Repurchase Agreements
(a)(b)
( 97.3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $56,953,369 $ 56,947,000 $ 56,947,000
TOTAL REPURCHASE AGREEMENTS
(Cost $56,947,000) 56,947,000
TOTAL INVESTMENT SECURITIES
  (Cost $56,947,000)— 97.3% 56,947,000
Net other assets (liabilities) —  2.7% 1,579,825
NET ASSETS — 100.0% $ 58,526,825
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $7,583,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Precious Metals
Index Goldman Sachs International 10/23/25 4.84% $ 29,258,652 $ 613,710
Dow Jones Precious Metals
Index UBS AG 10/23/25 4.89% 29,267,728 462,226
$58,526,380 $1,075,936
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Real Estate
Common Stocks (98.3%)
Shares Value
Alexandria Real Estate Equities, Inc. (Office REITs) 907 $ 75,589
American Tower Corp. - Class A (Specialized REITs) 2,177 418,681
AvalonBay Communities, Inc. (Residential REITs) 828 159,945
Boston Properties, Inc. (Office REITs) 858 63,784
Camden Property Trust (Residential REITs) 623 66,524
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 1,576 248,315
CoStar Group, Inc.
*
(Real Estate Management &
Development) 2,468 208,225
Crown Castle International Corp. (Specialized REITs) 2,537 244,795
Digital Realty Trust, Inc. (Specialized REITs) 1,491 257,764
Equinix, Inc. (Specialized REITs) 455 356,374
Equity Residential (Residential REITs) 2,025 131,078
Essex Property Trust, Inc. (Residential REITs) 375 100,373
Extra Space Storage, Inc. (Specialized REITs) 1,237 174,343
Federal Realty Investment Trust (Retail REITs) 457 46,299
Healthpeak Properties, Inc. (Health Care REITs) 4,048 77,519
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 3,725 63,400
Invitation Homes, Inc. (Residential REITs) 3,286 96,378
Iron Mountain, Inc. (Specialized REITs) 1,721 175,439
Kimco Realty Corp. (Retail REITs) 3,945 86,198
Mid-America Apartment Communities, Inc. (Residential
REITs) 682 95,296
Prologis, Inc. (Industrial REITs) 4,316 494,268
Public Storage (Specialized REITs) 888 256,499
Realty Income Corp. (Retail REITs) 4,311 262,066
Regency Centers Corp. (Retail REITs) 952 69,401
SBA Communications Corp. - Class A (Specialized
REITs) 626 121,037
Common Stocks, continued
Shares Value
Simon Property Group, Inc. (Retail REITs) 1,518 $ 284,882
UDR, Inc. (Residential REITs) 1,757 65,466
Ventas, Inc. (Health Care REITs) 2,648 185,334
VICI Properties, Inc. (Specialized REITs) 6,212 202,573
Welltower, Inc. (Health Care REITs) 3,110 554,015
Weyerhaeuser Co. (Specialized REITs) 4,203 104,192
TOTAL COMMON STOCKS
  (Cost $2,384,520) 5,746,052
Repurchase Agreements
(a)
( 1.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $57,006 $ 57,000 57,000
TOTAL REPURCHASE AGREEMENTS
(Cost $57,000) 57,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,441,520)— 99.3% 5,803,052
Net other assets (liabilities) —  0.7% 40,106
NET ASSETS — 100.0% $ 5,843,158
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Real Estate Select Sector
Index Goldman Sachs International 10/23/25 4.84% $ 96,053 $ 959
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Real Estate invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Health Care REITs $ 816,868 14.0%
Hotel & Resort REITs 63,400 1.1%
Industrial REITs 494,268 8.4%
Office REITs 139,373 2.4%
Real Estate Management & Development 456,540 7.8%
Residential REITs 715,060 12.2%
Retail REITs 748,846 12.8%
Specialized REITs 2,311,697 39.6%
Other
**
97,106 1.7%
Total $ 5,843,158 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Rising Rates Opportunity
Repurchase Agreements
(a)(b)
( 99.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $6,775,758 $ 6,775,000 $ 6,775,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,775,000) 6,775,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,775,000)— 99.0% 6,775,000
Net other assets (liabilities) —  1.0% 70,226
NET ASSETS — 100.0% $ 6,845,226
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $432,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
30-Year U.S. Treasury Bond,
4.75%, due 8/15/55 Citibank North America 10/15/25 (4.07)% $ (3,504,064) $ 23,789
30-Year U.S. Treasury Bond,
4.75%, due 8/15/55 Societe Generale 10/15/25 (4.00)% (4,978,396) 37,487
$(8,482,460) $61,276
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Semiconductor
Common Stocks ( 43 .7% )
Shares Value
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 6,190 $ 1,001,480
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 473 13,812
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 434 12,326
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 1,893 465,110
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 3,061 626,709
Astera Labs Inc
*
(Semiconductors & Semiconductor
Equipment) 494 96,725
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 17,939 5,918,255
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 196 24,557
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 576 83,871
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 499 17,660
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 578 53,442
GLOBALFOUNDRIES, Inc.
*
(Semiconductors &
Semiconductor Equipment) 402 14,408
Intel Corp. (Semiconductors & Semiconductor
Equipment) 16,694 560,084
KLA Corp. (Semiconductors & Semiconductor
Equipment) 503 542,536
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 4,827 646,335
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 522 38,273
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 244 30,376
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 3,288 276,422
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 2,058 132,165
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 4,268 714,122
MKS Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 256 31,685
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 183 168,477
Common Stocks, continued
Shares Value
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 93,063 $ 17,363,694
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 962 219,076
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 1,560 76,924
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 187 24,164
Qorvo, Inc.
*
(Semiconductors & Semiconductor
Equipment) 322 29,328
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 4,114 684,405
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 410 42,722
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 125 16,391
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 566 43,571
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 607 83,547
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 3,467 636,992
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 169 24,273
TOTAL COMMON STOCKS
  (Cost $1,907,782) 30,713,917
Repurchase Agreements
(a)
( 1 .8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $1,249,140 $ 1,249,000 1,249,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,249,000) 1,249,000
TOTAL INVESTMENT SECURITIES
  (Cost $3,156,782)— 45.5% 31,962,917
Net other assets (liabilities) — 54 .5% 38,352,926
NET ASSETS — 100.0% $ 70,315,843
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones U.S. Semiconductors
Index Goldman Sachs International 10/23/25 4.84% $ 39,656,430 $ 26,443
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Semiconductor
ProFund VP Semiconductor invested in the following industries as of September
30, 2025:
Value
% of Net
Assets
Semiconductors & Semiconductor Equipment $ 30,713,917 43.7%
Other
**
39,601,926 56 .3%
Total $ 70,315,843 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Short Dow 30
Repurchase Agreements
(a)(b)
( 88.8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $6,001 $ 6,000 $ 6,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,000) 6,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,000)— 88.8% 6,000
Net other assets (liabilities) —  11.2% 757
NET ASSETS — 100.0% $ 6,757
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $4,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 10/27/25 (4.59)% $ (1,288) $ (2)
Dow Jones Industrial Average UBS AG 10/27/25 (4.49)% (5,455) (9)
$(6,743) $(11)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Short Emerging Markets
Repurchase Agreements
(a) (b)
( 99 .7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $248,028 $ 248,000 $ 248,000
TOTAL REPURCHASE AGREEMENTS
(Cost $248,000) 248,000
TOTAL INVESTMENT SECURITIES
  (Cost $248,000)— 99.7% 248,000
Net other assets (liabilities) — 0 .3% 709
NET ASSETS — 100.0% $ 248,709
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $42,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Emerging 50 ADR Index
(USD) Goldman Sachs International 10/27/25 (3.89)% $ (117,654) $ (250)
S&P Emerging 50 ADR Index
(USD) UBS AG 10/27/25 (4.09)% (129,604) (275)
$(247,258) $(525)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Short International
Repurchase Agreements
(a)(b)
( 100.4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $2,051,229 $ 2,051,000 $ 2,051,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,051,000) 2,051,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,051,000)— 100.4% 2,051,000
Net other assets (liabilities) —  (0.4)% (8,198)
NET ASSETS — 100.0% $ 2,042,802
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $331,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
MSCI EAFE Index Goldman Sachs International 10/27/25 (4.04)% $ (1,018,126) $ (3,946)
MSCI EAFE Index UBS AG 10/27/25 (4.39)% (1,016,868) (3,975)
$(2,034,994) $(7,921)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Short Mid-Cap
Repurchase Agreements
(a)(b)
( 139.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $54,006 $ 54,000 $ 54,000
TOTAL REPURCHASE AGREEMENTS
(Cost $54,000) 54,000
TOTAL INVESTMENT SECURITIES
  (Cost $54,000)— 139.0% 54,000
Net other assets (liabilities) —  (39.0)% (15,140)
NET ASSETS — 100.0% $ 38,860
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $16,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 10/27/25 (4.34)% $ (9,762) $ (28)
S&P MidCap 400 UBS AG 10/27/25 (4.49)% (28,829) (30)
$(38,591) $(58)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Short Nasdaq-100
Repurchase Agreements
(a) (b)
( 101 .5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $1,844,206 $ 1,844,000 $ 1,844,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,844,000) 1,844,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,844,000)— 101.5% 1,844,000
Net other assets (liabilities) — ( 1 .5 ) % (27,765)
NET ASSETS — 100.0% $ 1,816,235
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $189,000.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini Nasdaq-100 Futures Contracts 1 12/22/25 $ (498,035) $ (15,883)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 10/27/25 (4.59)% $ (693,508) $ (2,130)
Nasdaq-100 Index UBS AG 10/27/25 (4.49)% (617,000) (1,661)
$(1,310,508) $(3,791)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Short Small-Cap
Repurchase Agreements
(a)(b)
( 95.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $748,084 $ 748,000 $ 748,000
TOTAL REPURCHASE AGREEMENTS
(Cost $748,000) 748,000
TOTAL INVESTMENT SECURITIES
  (Cost $748,000)— 95.0% 748,000
Net other assets (liabilities) —  5.0% 38,993
NET ASSETS — 100.0% $ 786,993
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $100,000.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME E-mini Russell 2000 Index Futures Contracts 1 12/22/25 $ (122,775) $ (2,654)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 10/27/25 (4.24)% $ (175,427) $ (134)
Russell 2000 Index UBS AG 10/27/25 (4.39)% (487,296) (409)
$(662,723) $(543)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
5
Common Stocks ( 75 .0% )
Shares Value
10X Genomics Inc
*
- Class A (Medical Equipment &
Devices) 243 $ 2,842
1-800-Flowers.com, Inc.
*(a)
- Class A (Specialty Retail) 50 230
1st Source Corp. (Banks) 42 2,586
3D Systems Corp.
*
(Machinery) 299 867
4D Molecular Therapeutics, Inc.
*
(Biotechnology) 91 791
89bio, Inc.
*
(Biotechnology) 283 4,160
8x8, Inc.
*
(Software) 303 642
908 Devices, Inc.
*
(Electronic Equipment, Instruments &
Components) 62 543
A10 Networks, Inc.
*
(Software) 163 2,958
AAR Corp.
*
(Aerospace & Defense) 81 7,263
Aardvark Therapeutics, Inc.
*
(Biotech & Pharma) 13 173
Abacus Life Inc
*
(Insurance) 91 521
Abeona Therapeutics, Inc.
*
(Biotech & Pharma) 99 523
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 107 9,154
ABM Industries, Inc. (Commercial Services & Supplies) 140 6,457
Absci Corp.
*
(Biotechnology) 298 906
Acacia Research Corp.
*
(Financial Services) 77 250
Academy Sports & Outdoors, Inc. (Specialty Retail) 150 7,503
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 282 6,018
Acadia Realty Trust (Retail REITs) 299 6,025
Acadian Asset Management, Inc. (Capital Markets) 61 2,938
Accel Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 123 1,362
ACCO Brands Corp. (Commercial Services & Supplies) 198 790
Accuray, Inc.
*
(Health Care Equipment & Supplies) 230 384
ACI Worldwide, Inc.
*
(Software) 239 12,612
Aclaris Therapeutics, Inc.
*
(Biotech & Pharma) 196 372
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 114 4,461
Acme United Corp. (Wholesale - Discretionary) 8 329
ACNB Corp. (Banks) 23 1,013
ACRES Commercial Realty Corp.
*
(Specialty Finance) 14 297
Actuate Therapeutics, Inc.
*
(Biotech & Pharma) 14 94
Acuren Corp.
*
(Asset Management) 387 5,151
Acushnet Holdings Corp. (Leisure Products) 63 4,945
ACV Auctions, Inc.
*
- Class A (Commercial Services &
Supplies) 380 3,766
Adamas Trust, Inc. (Mortgage REITs) 193 1,345
AdaptHealth Corp.
*
(Health Care Providers & Services) 231 2,067
Adaptive Biotechnologies Corp.
*
(Life Sciences Tools &
Services) 338 5,057
ADC Therapeutics SA
*
(Biotechnology) 164 656
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 41 4,838
Adeia, Inc. (Software) 246 4,133
Adient PLC (Automobile Components) 191 4,599
ADMA Biologics, Inc.
*
(Biotechnology) 525 7,697
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 80 12,356
ADTRAN Holdings, Inc. (Communications Equipment) 168 1,576
Advance Auto Parts, Inc. (Specialty Retail) 136 8,350
Advanced Emissions Solutions, Inc.
*
(Chemicals) 72 516
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 85 14,461
AdvanSix, Inc. (Chemicals) 59 1,143
Advantage Solutions, Inc.
*
(Media) 213 326
Aebi Schmidt Holding AG
*
(Machinery) 85 1,060
Aehr Test Systems
*
(Semiconductors & Semiconductor
Equipment) 65 1,957
Aeluma, Inc.
*
(Semiconductors) 22 354
AeroVironment, Inc.
*
(Aerospace & Defense) 72 22,672
AerSale Corp.
*
(Aerospace & Defense) 73 598
Aeva Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 69 1,001
AFC Gamma, Inc.
*
(Mortgage REITs) 41 157
Common Stocks, continued
Shares Value
AG Mortgage Investment Trust, Inc.
*
(Mortgage REITs) 63 $ 456
agilon health, Inc.
*
(Health Care Providers & Services) 699 720
Agilysys, Inc.
*
(Software) 59 6,210
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 128 5,138
AirJoule Technologies Corp.
*
(Electrical Equipment) 54 253
AIRO Group Holdings, Inc.
*
(Aerospace & Defense) 16 307
AirSculpt Technologies, Inc.
*(a)
(Health Care Providers
& Services) 38 305
Airship AI Holdings, Inc.
*
(Software) 45 233
Akebia Therapeutics, Inc.
*
(Biotechnology) 566 1,545
Akero Therapeutics, Inc.
*
(Biotechnology) 158 7,502
Alamo Group, Inc. (Machinery) 23 4,391
Alarm.com Holdings, Inc.
*
(Software) 108 5,733
Albany International Corp. (Machinery) 68 3,624
Aldeyra Therapeutics, Inc.
*
(Biotechnology) 123 642
Alector, Inc.
*
(Biotechnology) 157 465
Alerus Financial Corp. (Financial Services) 53 1,173
Alexander & Baldwin, Inc. (Equity REIT - Diversified) 165 3,001
Alexander's, Inc.
*
(Retail REITs) 5 1,172
Alico, Inc.
*
(Food Products) 12 416
Alight, Inc. - Class A (Professional Services) 977 3,185
Alignment Healthcare, Inc.
*
(Health Care Providers &
Services) 331 5,776
Alkami Technology, Inc.
*
(Software) 155 3,850
Alkermes PLC
*
(Biotechnology) 367 11,010
Allegiant Travel Co. (Passenger Airlines) 33 2,005
ALLETE, Inc. (Electric Utilities) 133 8,831
Allied Motion Technologies, Inc. (Electrical Equipment) 33 1,477
Allogene Therapeutics, Inc.
*
(Biotechnology) 343 425
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 57 1,594
Alpha Metallurgical Resources, Inc. (Metals & Mining) 27 4,430
Alpha Teknova, Inc.
*
(Biotech & Pharma) 25 155
Alphatec Holdings, Inc.
*
(Health Care Equipment &
Supplies) 263 3,824
Alpine Income Property Trust, Inc. (Equity REIT
- Diversified) 29 411
Alta Equipment Group, Inc. (Trading Companies &
Distributors) 46 333
AlTi Global, Inc.
*
(Capital Markets) 96 342
Altice USA, Inc.
*
- Class A (Cable & Satellite) 592 1,427
Altimmune, Inc.
*(a)
(Biotechnology) 185 697
Alumis, Inc.
*
(Pharmaceuticals) 127 507
Amalgamated Financial Corp. (Banks) 53 1,439
A-Mark Precious Metals, Inc. (Distributors) 43 1,112
Ambac Financial Group, Inc.
*
(Insurance) 98 817
Ambarella, Inc.
*
(Semiconductors & Semiconductor
Equipment) 92 7,592
Ambiq Micro, Inc.
*
(Semiconductors & Semiconductor
Equipment) 11 329
AMC Entertainment Holdings, Inc.
*
(Entertainment) 986 2,859
AMC Networks, Inc.
*
- Class A (Media) 73 602
Amerant Bancorp, Inc. (Banks) 84 1,619
Ameresco, Inc.
*
- Class A (Construction & Engineering) 73 2,451
American Assets Trust, Inc. (Equity REIT - Diversified) 118 2,398
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 262 1,575
American Battery Technology Co.
*
(Metals & Mining) 201 977
American Eagle Outfitters, Inc. (Specialty Retail) 368 6,296
American Healthcare REIT, Inc. (Health Care REITs) 361 15,165
American Integrity Insurance Group, Inc.
*
(Insurance) 18 402
American Outdoor Brands Inc.
*
(Leisure Products) 28 243
American Public Education, Inc.
*
(Diversified Consumer
Services) 39 1,539
American Reality Investors, Inc.
*
(Real Estate
Management & Development) 3 50
American States Water Co. (Water Utilities) 88 6,452

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
American Superconductor Corp.
*
(Electrical Equipment) 99 $ 5,880
American Vanguard Corp.
*
(Chemicals) 58 333
American Woodmark Corp.
*
(Building Products) 33 2,203
America's Car-Mart, Inc.
*
(Specialty Retail) 17 497
Ameris Bancorp (Banks) 150 10,997
AMERISAFE, Inc. (Insurance) 43 1,885
Ames National Corp. (Banks) 20 404
Amicus Therapeutics, Inc.
*
(Biotechnology) 631 4,972
AMMO, Inc.
*
(Leisure Products) 196 290
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 87 1,684
Amneal Pharmaceuticals, Inc.
*
(Pharmaceuticals) 341 3,413
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 84 2,239
Amplitude, Inc.
*
- Class A (Software) 202 2,165
Amprius Technologies, Inc.
*
(Electrical Equipment) 211 2,220
Amylyx Pharmaceuticals, Inc.
*
(Biotech & Pharma) 157 2,134
AnaptysBio, Inc.
*
(Biotechnology) 44 1,347
Anavex Life Sciences Corp.
*
(Biotechnology) 189 1,682
Angel Oak Mortgage REIT, Inc. (Mortgage REITs) 28 262
Angi, Inc.
*
(Interactive Media & Services) 92 1,496
AngioDynamics, Inc.
*
(Health Care Equipment &
Supplies) 88 983
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 41 3,756
Anika Therapeutics, Inc.
*
(Biotechnology) 28 263
Annexon, Inc.
*
(Biotechnology) 217 662
Anteris Technologies Global Corp.
*
(Medical Equipment
& Devices) 77 347
Anterix, Inc.
*
(Diversified Telecommunication Services) 26 558
Anywhere Real Estate, Inc.
*
(Real Estate Management &
Development) 239 2,531
Apartment Investment and Management Co.
*
(Residential REITs) 299 2,371
Apogee Enterprises, Inc. (Building Products) 48 2,091
Apogee Therapeutics, Inc.
*
(Biotechnology) 74 2,940
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 317 3,211
Apollo Medical Holdings, Inc.
*
(Health Care Providers
& Services) 92 2,608
Appian Corp.
*
- Class A (Software) 89 2,721
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 508 6,101
Applied Digital Corp.
*
(IT Services) 486 11,149
Applied Optoelectronics, Inc.
*
(Communications
Equipment) 123 3,189
Aquestive Therapeutics, Inc.
*
(Pharmaceuticals) 195 1,090
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 432 5,275
Arbutus Biopharma Corp.
*
(Biotechnology) 343 1,557
ArcBest Corp. (Ground Transportation) 52 3,633
Arcellx, Inc.
*
(Biotechnology) 78 6,404
Archer Aviation, Inc.
*
- Class A (Aerospace & Defense) 1,248 11,956
Archrock, Inc. (Energy Equipment & Services) 375 9,865
Arcosa, Inc. (Construction & Engineering) 110 10,308
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 57 1,051
Arcus Biosciences, Inc.
*
(Biotechnology) 156 2,122
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 243 4,581
Ardagh Metal Packaging SA (Containers & Packaging) 316 1,261
Ardelyx, Inc.
*
(Biotechnology) 534 2,942
Ardent Health Partners, Inc.
*
(Health Care Providers &
Services) 53 702
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels) 78 926
Ares Commercial Real Estate Corp. (Mortgage REITs) 120 541
Argan, Inc. (Construction & Engineering) 30 8,102
Arhaus, Inc. (Specialty Retail) 116 1,233
Aris Water Solutions, Inc. - Class A (Commercial
Services & Supplies) 70 1,726
Arko Corp. (Specialty Retail) 174 795
Common Stocks, continued
Shares Value
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 225 $ 3,814
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 181 1,269
ARMOUR Residential REIT, Inc.
(a)
(Mortgage REITs) 252 3,765
Array Technologies, Inc.
*
(Electrical Equipment) 344 2,804
Arrive AI, Inc.
*
(Air Freight & Logistics) 8 29
ArriVent Biopharma, Inc.
*(a)
(Biotechnology) 56 1,033
Arrow Financial Corp. (Banks) 37 1,047
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 273 9,416
ARS Pharmaceuticals, Inc.
*(a)
(Biotechnology) 134 1,347
Arteris, Inc.
*
(Software) 65 657
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 142 6,163
Artivion, Inc.
*
(Health Care Equipment & Supplies) 86 3,641
Arvinas, Inc.
*
(Pharmaceuticals) 149 1,269
Asana, Inc.
*
- Class A (Software) 196 2,619
Asbury Automotive Group, Inc.
*
(Specialty Retail) 45 10,999
Ascent Industries Co.
*
(Steel) 17 219
ASGN, Inc.
*
(IT Services) 97 4,593
ASP Isotopes, Inc.
*
(Chemicals) 174 1,674
Aspen Aerogels, Inc.
*
(Chemicals) 150 1,044
Aspen Insurance Holdings Ltd.
*
(Insurance) 35 1,285
Associated Banc-Corp. (Banks) 377 9,693
Astec Industries, Inc. (Machinery) 52 2,503
Astria Therapeutics, Inc. (Biotechnology) 83 604
Astronics Corp.
*
(Aerospace & Defense) 69 3,147
Asure Software, Inc.
*
(Professional Services) 58 476
Atea Pharmaceuticals, Inc.
*
(Pharmaceuticals) 174 505
Ategrity Specialty Holdings, LLC
*
(Insurance) 14 277
Atkore, Inc. (Electrical Equipment) 76 4,768
Atlanta Braves Holdings, Inc.
*
(Entertainment) 105 4,367
Atlanta Braves Holdings, Inc.
*
- Series A (Entertainment) 15 682
Atlantic International Corp.
*
(Biotech & Pharma) 24 73
Atlantic Union Bankshares Corp. (Banks) 323 11,399
Atlanticus Holdings Corp.
*
(Consumer Finance) 12 703
Atlas Energy Solutions, Inc.
(a)
(Energy Equipment &
Services) 176 2,001
Atmus Filtration Technologies, Inc.
*
(Machinery) 189 8,522
ATN International, Inc. (Diversified Telecommunication
Services) 22 329
Atomera, Inc.
*
(Semiconductors) 66 292
AtriCure, Inc.
*
(Health Care Equipment & Supplies) 110 3,878
aTyr Pharma, Inc.
*
(Biotech & Pharma) 197 142
AudioEye, Inc.
*
(Software) 18 249
Aura Biosciences, Inc.
*
(Biotechnology) 99 612
Aurinia Pharmaceuticals, Inc.
*
(Biotechnology) 264 2,917
Avadel Pharmaceuticals PLC
*
(Pharmaceuticals) 202 3,085
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 101 1,168
Aveanna Healthcare Holdings, Inc.
*
(Health Care
Providers & Services) 111 985
AvePoint, Inc.
*
(Software) 301 4,518
Aviat Networks, Inc.
*
(Communications Equipment) 26 596
Avidity Biosciences, Inc.
*
(Biotechnology) 231 10,065
AvidXchange Holdings, Inc.
*
(Financial Services) 387 3,851
Avient Corp. (Chemicals) 208 6,854
Avista Corp. (Multi-Utilities) 182 6,881
Avita Medical, Inc.
*(a)
(Biotechnology) 28 143
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 73 7,128
Axogen, Inc.
*
(Health Care Equipment & Supplies) 99 1,766
Axos Financial, Inc.
*
(Banks) 123 10,412
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 92 11,172
Azenta, Inc.
*
(Life Sciences Tools & Services) 92 2,643

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
AZZ, Inc. (Building Products) 67 $ 7,312
B&G Foods, Inc. (Food Products) 175 775
Backblaze, Inc.
*
- Class A (IT Services) 121 1,123
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 67 11,965
Bakkt Holdings, Inc.
*
(Institutional Financial Services) 25 841
Balchem Corp. (Chemicals) 74 11,105
Bally's Corp.
*
(Leisure Facilities & Services) 17 189
Banc of California, Inc. (Banks) 291 4,816
BancFirst Corp. (Banks) 47 5,943
Banco Latinoamericano de Comercio Exterior S.A. -
Class E (Financial Services) 65 2,988
Bandwidth, Inc.
*
- Class A (Diversified
Telecommunication Services) 62 1,034
Bank First Corp.
*
(Banks) 21 2,548
Bank of Hawaii Corp. (Banks) 89 5,842
Bank of Marin Bancorp (Banks) 33 801
Bank7 Corp. (Banks) 10 463
BankFinancial Corp.
*
(Banking) 25 301
BankUnited, Inc. (Banks) 171 6,525
Bankwell Financial Group, Inc. (Banks) 16 708
Banner Corp. (Banks) 77 5,044
Bar Harbor Bankshares (Banks) 34 1,036
BARK, Inc.
*
(Specialty Retail) 209 174
Barnes & Noble Education, Inc.
*
(Retail - Discretionary) 36 358
Barrett Business Services, Inc. (Professional Services) 56 2,482
Bassett Furniture Industries, Inc. (Retail - Discretionary) 18 282
BayCom Corp.
*
(Banks) 23 661
BCB Bancorp, Inc. (Banks) 35 304
Beacon Financial Corporation (Banks) 189 4,481
Beam Therapeutics, Inc.
*
(Biotechnology) 217 5,267
Beazer Homes USA, Inc.
*
(Household Durables) 64 1,571
Bel Fuse, Inc. - Class A (Electronic Equipment,
Instruments & Components) 4 465
Bel Fuse, Inc. - Class B (Electronic Equipment,
Instruments & Components) 24 3,384
Belden, Inc. (Electronic Equipment, Instruments &
Components) 90 10,824
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 81 3,123
Benitec Biopharma, Inc.
*
(Biotech & Pharma) 34 477
Berry Corp.
*
(Oil, Gas & Consumable Fuels) 175 662
Beta Bionics, Inc.
*
(Biotechnology) 87 1,729
Better Home & Finance Holding Co.
*
(Specialty
Finance) 12 674
Beyond Meat, Inc.
*(a)
(Food Products) 167 316
Beyond, Inc.
*
(Specialty Retail) 125 1,224
BGC Group, Inc. - Class A (Capital Markets) 822 7,776
Bicara Therapeutics, Inc.
*
(Biotechnology) 77 1,216
BigBear.ai Holdings, Inc.
*(a)
(IT Services) 655 4,271
BigCommerce Holdings, Inc.
*
- Class 1 (IT Services) 149 744
Biglari Holdings, Inc.
*
- Class B (Hotels, Restaurants &
Leisure) 2 647
BioAge Labs, Inc.
*
(Pharmaceuticals) 54 318
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 474 3,598
Biohaven, Ltd.
*
(Biotechnology) 205 3,077
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 86 2,194
Biote Corp.
*
- Class A (Pharmaceuticals) 66 198
Bioventus, Inc.
*
- Class A (Health Care Equipment &
Supplies) 104 696
Bit Digital, Inc.
*
(Software) 721 2,163
Bitdeer Technologies Group
*
(Technology Services) 203 3,469
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 46 1,404
BK Technologies Corp
*
(Technology Hardware) 7 591
BKV Corp.
*
(Oil, Gas & Consumable Fuels) 38 879
Common Stocks, continued
Shares Value
Black Hills Corp. (Multi-Utilities) 165 $ 10,163
Blackbaud, Inc. (Software) 87 5,595
BlackLine, Inc.
*
(Software) 118 6,266
BlackSky Technology, Inc.
*
(Professional Services) 70 1,411
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 369 6,793
Blade Air Mobility, Inc.
*
- Class A (Passenger Airlines) 147 744
Blaize Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 166 573
Blend Labs, Inc.
*
- Class A (Software) 475 1,734
Bloom Energy Corp.
*
- Class A (Electrical Equipment) 486 41,100
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure) 190 1,362
Blue Bird Corp.
*
(Machinery) 72 4,144
Blue Foundry Bancorp
*
(Banks) 43 391
Blue Ridge Bankshares, Inc.
*
(Banking) 153 646
BlueLinx Holdings, Inc.
*
(Trading Companies &
Distributors) 17 1,242
Boise Cascade Co. (Trading Companies & Distributors) 85 6,572
Boot Barn Holdings, Inc.
*
(Specialty Retail) 70 11,599
Borr Drilling, Ltd.
*
(Energy Equipment & Services) 561 1,509
Boston Omaha Corp.
*
- Class A (Media) 49 641
Bowhead Specialty Holdings, Inc.
*
(Insurance) 36 973
Bowman Consulting Group, Ltd.
*
(Construction &
Engineering) 32 1,356
Box, Inc.
*
- Class A (Software) 318 10,262
Braemar Hotels & Resorts, Inc.
*
(Hotel & Resort REITs) 134 366
Brandywine Realty Trust (Office REITs) 390 1,626
Braze, Inc.
*
- Class A (Software) 181 5,148
BRC, Inc.
*
- Class A (Food Products) 219 342
Bread Financial Holdings, Inc. (Consumer Finance) 106 5,912
Bridgebio Pharma, Inc.
*
(Biotechnology) 354 18,387
Bridgewater Bancshares, Inc.
*
(Banks) 47 827
Bright Minds Biosciences, Inc. (Biotech & Pharma) 10 607
BrightSpire Capital, Inc. (Mortgage REITs) 292 1,586
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 213 6,296
BrightView Holdings, Inc.
*
(Commercial Services &
Supplies) 163 2,184
Brinker International, Inc. (Hotels, Restaurants &
Leisure) 100 12,669
Bristow Group, Inc.
*
(Energy Equipment & Services) 64 2,309
Broadstone Net Lease, Inc. (Equity REIT - Diversified) 430 7,684
Brookdale Senior Living, Inc.
*
(Health Care Providers
& Services) 520 4,404
Brookfield Business Corp. - Class A (Industrial
Conglomerates) 53 1,777
Brookfield Infrastructure Corp. - Class A (Gas & Water
Utilities) 273 11,226
BRT Apartments Corp.
*
(Residential REITs) 25 392
Build-A-Bear Workshop, Inc. (Specialty Retail) 28 1,826
Bumble, Inc.
*
- Class A (Interactive Media & Services) 165 1,005
Burford Capital, Ltd.
*
(Financial Services) 456 5,454
Burke & Herbert Financial Services Corp. (Banks) 31 1,912
Business First Bancshares, Inc. (Banks) 65 1,535
Butterfly Network, Inc.
*
(Medical Equipment & Devices) 435 840
BV Financial, Inc.
*
(Banking) 19 306
Byline Bancorp, Inc. (Banks) 71 1,969
Byrna Technologies, Inc.
*
(Aerospace & Defense) 41 909
C&F Financial Corp.
*
(Banking) 7 470
C3.ai, Inc.
*
- Class A (Software) 278 4,821
Cable One, Inc. (Media) 12 2,125
Cabot Corp. (Chemicals) 123 9,354
Cactus, Inc. - Class A (Energy Equipment & Services) 155 6,118
Cadence Bank (Banks) 423 15,878
Cadiz, Inc.
*
(Water Utilities) 125 590

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Cadre Holdings, Inc. (Aerospace & Defense) 65 $ 2,373
Calavo Growers, Inc. (Food Products) 38 978
Caledonia Mining Corp. PLC (Metals & Mining) 37 1,340
Caleres, Inc. (Specialty Retail) 75 978
California Resources Corp. (Oil, Gas & Consumable
Fuels) 154 8,190
California Water Service Group (Water Utilities) 135 6,195
Calix, Inc.
*
(Communications Equipment) 134 8,224
Cal-Maine Foods, Inc. (Food Products) 104 9,785
Calumet, Inc.
*
(Chemicals) 156 2,847
Camden National Corp. (Banks) 38 1,466
Camping World Holdings, Inc. - Class A (Specialty
Retail) 137 2,163
Candel Therapeutics, Inc.
*
(Biotechnology) 95 485
Cannae Holdings, Inc. (Financial Services) 131 2,399
Cantaloupe, Inc.
*
(Financial Services) 134 1,416
Capital Bancorp, Inc. (Banks) 27 861
Capital City Bank Group, Inc. (Banks) 31 1,295
Capitol Federal Financial, Inc. (Banks) 279 1,772
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 264 5,259
Capricor Therapeutics, Inc.
*
(Biotechnology) 87 627
CapsoVision, Inc.
*
(Health Care Equipment & Supplies) 13 63
Cardiff Oncology, Inc.
*
(Biotechnology) 140 288
CareDx, Inc.
*
(Biotechnology) 123 1,788
CareTrust REIT, Inc. (Health Care REITs) 483 16,749
Cargurus, Inc.
*
(Interactive Media & Services) 186 6,924
Carlsmed, Inc.
*
(Health Care Equipment & Supplies) 15 201
Carriage Services, Inc.
*
(Diversified Consumer Services) 32 1,425
Cars.com, Inc.
*
(Interactive Media & Services) 130 1,589
Carter Bankshares, Inc. (Banks) 52 1,009
Carter's, Inc. (Textiles, Apparel & Luxury Goods) 81 2,286
Cartesian Therapeutics, Inc.
*(a)
(Biotechnology) 24 245
Casella Waste Systems, Inc.
*
- Class A (Commercial
Services & Supplies) 142 13,473
Cass Information Systems, Inc. (Financial Services) 27 1,062
Castle Biosciences, Inc.
*
(Health Care Providers &
Services) 64 1,457
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 262 5,161
Cathay General Bancorp (Banks) 153 7,346
Cavco Industries, Inc.
*
(Household Durables) 17 9,872
CB Financial Services, Inc.
*
(Banking) 10 332
CBIZ, Inc.
*
(Professional Services) 112 5,932
CBL & Associates Properties, Inc.
*
(Retail REITs) 41 1,254
CECO Environmental Corp.
*
(Commercial Services &
Supplies) 66 3,379
Celcuity, Inc.
*
(Biotechnology) 67 3,310
Celldex Therapeutics, Inc.
*
(Biotechnology) 148 3,829
Centerspace (Residential REITs) 38 2,238
Central Garden & Pet Co.
*
(Household Products) 19 620
Central Garden & Pet Co.
*
- Class A (Household
Products) 114 3,366
Central Pacific Financial Corp. (Banks) 60 1,820
Centrus Energy Corp.
*
- Class A (Oil, Gas &
Consumable Fuels) 36 11,163
Centuri Holdings, Inc.
*
(Construction & Engineering) 159 3,366
Century Aluminum Co.
*
(Metals & Mining) 120 3,523
Century Communities, Inc. (Household Durables) 59 3,739
Cerence, Inc.
*
(Software) 92 1,146
CeriBell, Inc.
*
(Health Care Equipment & Supplies) 56 643
Cerus Corp.
*
(Health Care Equipment & Supplies) 418 665
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 53 1,400
CF Bankshares, Inc.
*
(Banking) 9 216
CG Oncology, Inc.
*
(Biotechnology) 127 5,116
Common Stocks, continued
Shares Value
Chain Bridge Bancorp Inc
*
(Banking) 5 $ 164
Champion Homes, Inc.
*
(Household Durables) 130 9,928
Chart Industries, Inc.
*
(Machinery) 103 20,614
Chatham Lodging Trust (Hotel & Resort REITs) 106 711
Chemung Financial Corp. (Banks) 9 473
Chesapeake Utilities Corp. (Gas Utilities) 52 7,004
Chicago Atlantic Real Estate Finance, Inc. (Mortgage
REITs) 41 524
Chimera Investment Corp. (Mortgage REITs) 180 2,380
ChoiceOne Financial Services, Inc. (Banks) 32 927
ChromaDex Corp.
*
(Life Sciences Tools & Services) 118 1,101
Cidara Therapeutics, Inc.
*
(Biotech & Pharma) 35 3,352
Cimpress PLC
*
(Commercial Services & Supplies) 34 2,143
Cinemark Holdings, Inc. (Entertainment) 236 6,614
Cipher Mining, Inc.
*
(Software) 601 7,567
Citi Trends, Inc. (Specialty Retail) 11 341
Citizens & Northern Corp. (Banks) 34 674
Citizens Community Bancorp, Inc./WI
*
(Banking) 22 354
Citizens Financial Services, Inc. (Banks) 10 603
CITIZENS, INC.
*
(Insurance) 102 536
City Holding Co. (Banks) 32 3,964
City Office REIT, Inc. (Office REITs) 89 619
Civista Bancshares, Inc. (Banks) 43 873
Claritev Corp. (Technology Services) 17 902
Claros Mortgage Trust, Inc. (Mortgage REITs) 209 694
Clarus Corp.
*
(Leisure Products) 67 235
Clean Energy Fuels Corp.
*
(Oil, Gas & Consumable
Fuels) 394 1,017
Cleanspark, Inc.
(a)
(Software) 629 9,121
Clear Secure, Inc. - Class A (Software) 190 6,342
Clearfield, Inc.
*
(Communications Equipment) 26 894
ClearPoint Neuro, Inc.
*
(Medical Equipment & Devices) 60 1,307
Clearwater Analytics Holdings, Inc.
*
- Class A
(Software) 559 10,073
Clearwater Paper Corp.
*
(Paper & Forest Products) 36 747
Climb Global Solutions, Inc.
*
(Electronic Equipment,
Instruments & Components) 9 1,214
Clipper Realty, Inc.
*
(Residential REITs) 31 118
Clover Health Investments Corp.
*
(Health Care Facilities
& Services) 914 2,797
CNB Financial Corp. (Banks) 63 1,525
CNO Financial Group, Inc. (Insurance) 218 8,622
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 310 9,957
Coastal Financial Corp.
*
(Banks) 29 3,137
CoastalSouth Bancshares, Inc.
*
(Banks) 10 218
Codexis, Inc.
*
(Life Sciences Tools & Services) 185 451
Coeur Mining, Inc.
*
(Metals & Mining) 1,451 27,220
Cogent Biosciences, Inc.
*
(Biotechnology) 294 4,222
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 102 3,912
Cohen & Steers, Inc. (Capital Markets) 63 4,133
Coherus Biosciences, Inc.
*(a)
(Biotechnology) 240 394
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 104 2,114
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 73 2,554
Colony Bankcorp, Inc.
*
(Banks) 38 646
Columbia Financial, Inc.
*
(Banks) 62 931
Columbus McKinnon Corp. (Machinery) 64 918
Commercial Metals Co. (Metals & Mining) 257 14,721
CommScope Holding Co., Inc.
*
(Communications
Equipment) 483 7,477
Community Financial System, Inc. (Banks) 120 7,037
Community Health Systems, Inc.
*
(Health Care
Providers & Services) 294 944
Community Healthcare Trust, Inc. (Health Care REITs) 62 949

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Community Trust Bancorp, Inc. (Banks) 36 $ 2,014
Community West Bancshares (Banks) 38 792
CommVault Systems, Inc.
*
(Software) 101 19,067
Compass Diversified Holdings (Financial Services) 152 1,006
Compass Minerals International, Inc. (Metals & Mining) 78 1,498
Compass Therapeutics, Inc.
*
(Biotechnology) 225 788
Compass, Inc.
*
- Class A (Real Estate Management &
Development) 1,059 8,503
Complete Solaria Inc
*(a)
(Renewable Energy) 137 241
CompoSecure, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 100 2,082
Computer Programs & Systems, Inc.
*
(Software) 23 464
CompX International, Inc.
*
(Commercial Services &
Supplies) 3 70
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 168 3,331
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 265 5,546
Concrete Pumping Holdings, Inc.
*
(Construction &
Engineering) 50 353
Conduent, Inc.
*
(Professional Services) 338 946
CONMED Corp. (Health Care Equipment & Supplies) 71 3,339
ConnectOne Bancorp, Inc. (Banks) 108 2,679
Consensus Cloud Solutions, Inc.
*
(Software) 44 1,292
Consolidated Water Co., Ltd. (Water Utilities) 34 1,200
Constellium SE
*
(Metals & Mining) 322 4,791
Construction Partners, Inc.
*
- Class A (Construction &
Engineering) 106 13,462
Consumer Portfolio Services, Inc.
*
(Consumer Finance) 21 159
Contango ORE, Inc.
*
(Metals & Mining) 19 474
Cooper-Standard Holdings, Inc.
*
(Automobile
Components) 38 1,403
COPT Defense Properties (Office REITs) 258 7,498
Core Laboratories, Inc. (Energy Equipment & Services) 106 1,310
Core Molding Technologies, Inc.
*
(Chemicals) 19 390
Core Natural Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 118 9,851
Core Scientific, Inc.
*(a)
(IT Services) 644 11,552
CoreCard Corp.
*
(Software) 13 350
CoreCivic, Inc.
*
(Commercial Services & Supplies) 244 4,965
CorMedix, Inc.
*(a)
(Pharmaceuticals) 160 1,861
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 106 946
CorVel Corp.
*
(Health Care Providers & Services) 66 5,110
Corvus Pharmaceuticals, Inc.
*
(Biotech & Pharma) 134 988
Costamare Bulkers Holdings Ltd.
*
(Marine
Transportation) 20 287
Costamare, Inc. (Marine Transportation) 100 1,191
Coursera, Inc.
*
(Diversified Consumer Services) 313 3,665
Covenant Logistics Group, Inc. - Class A (Ground
Transportation) 37 801
CPI Card Group, Inc.
*
(Technology Hardware, Storage
& Peripherals) 13 197
CRA International, Inc. (Professional Services) 15 3,128
Cracker Barrel Old Country Store, Inc.
(a)
(Hotels,
Restaurants & Leisure) 50 2,203
Crawford & Co. - Class A (Insurance) 37 396
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 336 48,924
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 405 3,613
Crexendo, Inc.
*
(Technology Services) 33 215
Cricut, Inc.
*
- Class A (Household Durables) 104 654
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 205 8,538
CRISPR Therapeutics AG
*
(Biotechnology) 187 12,119
Common Stocks, continued
Shares Value
Critical Metals Corp.
*(a)
(Metals & Mining) 73 $ 454
Cross Country Healthcare, Inc.
*
(Health Care Providers
& Services) 71 1,008
CryoPort, Inc.
*
(Life Sciences Tools & Services) 111 1,052
CS Disco, Inc.
*
(Software) 54 349
CSG Systems International, Inc. (Professional Services) 63 4,056
CSP, Inc.
*
(Technology Services) 16 185
CSW Industrials, Inc. (Building Products) 37 8,982
CTO Realty Growth, Inc. (Equity REIT - Diversified) 69 1,125
CTS Corp. (Electronic Equipment, Instruments &
Components) 66 2,636
Cullinan Therapeutics, Inc.
*
(Biotechnology) 116 688
Curbline Properties Corp.
*
(Retail REITs) 221 4,929
CuriosityStream, Inc.
*
(Entertainment Content) 73 387
Cushman & Wakefield PLC
*
(Real Estate Management
& Development) 525 8,358
Custom Truck One Source, Inc.
*
(Trading Companies &
Distributors) 137 880
Customers Bancorp, Inc.
*
(Banks) 67 4,380
CVB Financial Corp. (Banks) 300 5,673
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 70 2,554
CVRx, Inc.
*
(Health Care Equipment & Supplies) 36 291
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 266 923
Cytokinetics, Inc.
*
(Biotechnology) 265 14,564
Daily Journal Corp.
*
(Software) 3 1,395
Dakota Gold Corp.
*
(Metals & Mining) 195 887
Daktronics, Inc. (Electronic Equipment, Instruments &
Components) 87 1,820
Dana, Inc. (Automobile Components) 300 6,012
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 62 1,126
Dave, Inc.
*
(Software) 21 4,186
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 163 1,149
Definitive Healthcare Corp.
*
(Health Care Technology) 80 325
Delcath Systems Inc
*
(Medical Equipment & Devices) 67 720
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels) 135 4,356
Deluxe Corp. (Commercial Services & Supplies) 100 1,936
Denali Therapeutics, Inc.
*
(Biotechnology) 300 4,356
Denny's Corp.
*
(Hotels, Restaurants & Leisure) 114 596
Designer Brands, Inc. - Class A (Specialty Retail) 74 262
DHT Holdings, Inc.
*
(Oil, Gas & Consumable Fuels) 289 3,454
DiaMedica Therapeutics, Inc.
*
(Biotech & Pharma) 72 495
Diamond Hill Investment Group, Inc. (Capital Markets) 6 840
DiamondRock Hospitality Co. (Hotel & Resort REITs) 467 3,717
Dianthus Therapeutics, Inc.
*
(Biotechnology) 37 1,456
Diebold Nixdorf, Inc.
*
(Technology Hardware, Storage
& Peripherals) 58 3,307
Digi International, Inc.
*
(Communications Equipment) 83 3,026
Digimarc Corp.
*
(Software) 35 342
Digital Turbine, Inc.
*
(Software) 237 1,517
DigitalBridge Group, Inc. (Real Estate Management &
Development) 388 4,540
DigitalOcean Holdings, Inc.
*
(IT Services) 155 5,295
Dime Community Bancshares, Inc. (Banks) 90 2,685
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure) 35 865
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 104 5,534
Disc Medicine, Inc.
*
(Biotechnology) 52 3,436
Diversified Energy Co. PLC (Oil, Gas & Consumable
Fuels) 131 1,835
Diversified Healthcare Trust (Health Care REITs) 497 2,192
DMC Global, Inc.
*
(Energy Equipment & Services) 44 372
DNOW, Inc.
*
(Trading Companies & Distributors) 236 3,599
DocGo, Inc.
*
(Health Care Providers & Services) 206 280

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Dole PLC (Food Products) 160 $ 2,150
Domo, Inc.
*
- Class B (Software) 73 1,156
Donegal Group, Inc. - Class A (Insurance) 38 737
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 60 3,086
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 84 2,503
Dorman Products, Inc.
*
(Automobile Components) 63 9,820
Douglas Dynamics, Inc. (Machinery) 51 1,594
Douglas Elliman, Inc. (Real Estate Services) 166 475
Douglas Emmett, Inc. (Office REITs) 367 5,715
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 68 1,763
Driven Brands Holdings, Inc.
*
(Commercial Services &
Supplies) 135 2,175
Ducommun, Inc.
*
(Aerospace & Defense) 31 2,980
D-Wave Quantum, Inc.
*
(Software) 700 17,297
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 29 3,453
Dycom Industries, Inc.
*
(Construction & Engineering) 64 18,673
Dynavax Technologies Corp.
*
(Biotechnology) 234 2,324
Dyne Therapeutics, Inc.
*
(Biotechnology) 247 3,125
Dynex Capital, Inc.
*
(Mortgage REITs) 295 3,626
Eagle Bancorp Montana, Inc. (Banking) 17 294
Eagle Bancorp, Inc. (Banks) 64 1,294
Eagle Financial Services, Inc.
*
(Banking) 10 378
Easterly Government Properties, Inc. (Office REITs) 94 2,155
Eastern Bankshares, Inc. (Banks) 446 8,095
Eastman Kodak Co.
*
(Technology Hardware, Storage &
Peripherals) 144 923
ECB BanCorp., Inc./MD
*
(Banking) 17 270
EchoStar Corp.
*
- Class A (Media) 307 23,442
Ecovyst, Inc.
*
(Chemicals) 265 2,321
Edgewell Personal Care Co. (Personal Care Products) 103 2,097
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 153 2,482
Editas Medicine, Inc.
*
(Biotechnology) 191 663
eGain Corp.
*
(Software) 40 348
eHealth, Inc.
*
(Insurance) 65 280
El Pollo Loco Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 60 582
ELECTROMED, INC.
*
(Medical Equipment & Devices) 15 368
Eledon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 127 329
Ellington Financial, Inc. (Mortgage REITs) 209 2,713
Elme Communities (Residential REITs) 199 3,355
Embecta Corp. (Health Care Equipment & Supplies) 133 1,877
Emerald Holding, Inc.
*
(Media) 32 163
Emergent BioSolutions, Inc.
*
(Biotechnology) 122 1,076
Empire Petroleum Corp.
*
(Oil, Gas & Consumable
Fuels) 34 154
Empire State Realty Trust, Inc. (Equity REIT
- Diversified) 313 2,398
Employers Holdings, Inc. (Insurance) 55 2,336
Enact Holdings, Inc. (Financial Services) 66 2,530
Enanta Pharmaceuticals, Inc.
*
(Biotechnology) 46 551
Encore Capital Group, Inc.
*
(Consumer Finance) 52 2,170
Encore Energy Corp.
*
(Oil, Gas & Consumable Fuels) 417 1,339
Energizer Holdings, Inc. (Household Products) 150 3,734
Energy Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 486 7,460
Energy Recovery, Inc.
*
(Machinery) 121 1,866
Energy Services of America Corp.
*
(Engineering &
Construction) 27 279
Enerpac Tool Group Corp. (Machinery) 123 5,043
EnerSys (Electrical Equipment) 87 9,828
Enhabit, Inc.
*
(Health Care Providers & Services) 112 897
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 95 1,945
Ennis, Inc. (Commercial Services & Supplies) 56 1,024
Enova International, Inc.
*
(Consumer Finance) 55 6,330
Common Stocks, continued
Shares Value
Enovis Corp.
*
(Health Care Equipment & Supplies) 130 $ 3,944
Enovix Corp.
*(a)
(Electrical Equipment) 373 3,719
Enpro, Inc. (Machinery) 48 10,848
Enterprise Financial Services Corp. (Banks) 83 4,812
Entrada Therapeutics, Inc.
*
(Biotechnology) 64 371
Entravision Communications Corp. - Class A (Media) 141 329
Envela Corp.
*
(Renewable Energy) 15 117
Enviri Corp. (Commercial Services & Supplies) 172 2,183
Eos Energy Enterprises, Inc.
*(a)
(Renewable Energy) 577 6,572
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 60 4,261
Epsilon Energy Ltd.
*
(Oil & Gas Producers) 44 222
Equity Bancshares, Inc.
*
- Class A (Banks) 32 1,302
Erasca, Inc.
*
(Biotechnology) 393 857
Ermenegildo Zegna NV
*
(Apparel & Textile Products) 140 1,323
Escalade, Inc. (Leisure Products) 23 289
ESCO Technologies, Inc. (Machinery) 59 12,455
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 452 1,198
Esquire Financial Holdings, Inc. (Banks) 16 1,633
Essent Group, Ltd. (Financial Services) 221 14,047
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 450 13,391
Ethan Allen Interiors, Inc. (Household Durables) 53 1,561
Eton Pharmaceuticals, Inc.
*
(Biotech & Pharma) 58 1,260
European Wax Center, Inc.
*
- Class A (Diversified
Consumer Services) 66 263
Eve Holding, Inc.
*
(Aerospace & Defense) 116 442
Eventbrite, Inc.
*
- Class A (Entertainment) 171 431
EverCommerce, Inc.
*
(Software) 33 367
EverQuote, Inc.
*
- Class A (Interactive Media &
Services) 63 1,441
EVERTEC, Inc. (Financial Services) 146 4,932
EVgo, Inc.
*
(Specialty Retail) 290 1,372
EVI Industries, Inc. (Trading Companies & Distributors) 11 348
Evolent Health, Inc.
*
- Class A (Health Care Technology) 266 2,250
Evolus, Inc.
*
(Pharmaceuticals) 133 817
Evolution Petroleum Corp. (Oil, Gas & Consumable
Fuels) 71 342
Evolv Technologies Holdings, Inc.
*
(Electronic
Equipment, Instruments & Components) 262 1,978
Excelerate Energy, Inc. - Class A (Oil, Gas &
Consumable Fuels) 52 1,310
eXp World Holdings, Inc. (Real Estate Management &
Development) 200 2,132
Expensify, Inc.
*
(Software) 135 250
Exponent, Inc. (Professional Services) 115 7,990
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 234 2,780
Extreme Networks, Inc.
*
(Communications Equipment) 299 6,174
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 133 1,894
F&G Annuities & Life, Inc. (Insurance) 48 1,501
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 82 29,898
Faraday Future Intelligent Electric, Inc.
*
(Software) 207 269
Farmers & Merchants Bancorp, Inc. (Banks) 29 725
Farmers National Banc Corp. (Banks) 83 1,196
Farmland Partners, Inc. (Specialized REITs) 94 1,023
Fastly, Inc.
*
- Class A (IT Services) 310 2,651
Fate Therapeutics, Inc.
*
(Biotechnology) 246 310
FB BanCorp, Inc.
*
(Banking) 40 481
FB Financial Corp. (Banks) 94 5,240
Federal Agricultural Mortgage Corp. - Class C (Financial
Services) 21 3,528
Federal Signal Corp. (Machinery) 136 16,183
Fennec Pharmaceuticals, Inc.
*
(Biotechnology) 53 496

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Ferroglobe PLC
*
(Metals & Mining) 271 $ 1,233
Fidelis Insurance Holdings, Ltd. (Insurance) 132 2,396
Fidelity D&D Bancorp, Inc. (Banks) 11 482
Figs, Inc.
*
- Class A (Textiles, Apparel & Luxury Goods) 200 1,338
Finance Of America Cos, Inc.
*
(Specialty Finance) 10 224
Financial Institutions, Inc. (Banks) 45 1,224
Finward BanCorp. (Banking) 8 257
Finwise BanCorp.
*
(Banking) 21 407
First Advantage Corp.
*
(Professional Services) 179 2,755
First Bancorp (Banks) 91 4,813
First Bancorp (Banks) 366 8,070
First Bank/Hamilton NJ
*
(Banks) 49 798
First Busey Corp. (Banks) 194 4,491
First Business Financial Services, Inc. (Banks) 18 923
First Capital, Inc.
*
(Banking) 7 321
First Commonwealth Financial Corp. (Banks) 237 4,041
First Community Bancshares, Inc.
*
(Banks) 35 1,218
First Community Corp./SC
*
(Banking) 17 480
First Financial Bancorp (Banks) 216 5,454
First Financial Bankshares, Inc. (Banks) 305 10,263
First Financial Corp. (Banks) 26 1,467
First Foundation, Inc. (Banks) 144 802
First Internet Bancorp (Banks) 18 404
First Interstate BancSystem, Inc. - Class A (Banks) 203 6,470
First Merchants Corp. (Banks) 132 4,976
First Mid Bancshares, Inc. (Banks) 49 1,856
First National Corp.
*
(Banking) 18 408
First Savings Financial Group, Inc.
*
(Banking) 13 409
First United Corp.
*
(Banking) 14 514
First Watch Restaurant Group, Inc.
*
(Hotels, Restaurants
& Leisure) 103 1,611
First Western Financial, Inc.
*
(Banks) 19 437
FirstCash Holdings, Inc. (Consumer Finance) 90 14,258
Firstsun Capital BanCorp.
*
(Banking) 29 1,124
FitLife Brands, Inc.
*
(Biotech & Pharma) 9 179
Five Star Bancorp (Banks) 35 1,127
Five9, Inc.
*
(Software) 173 4,187
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels) 71 1,789
Flexsteel Industries, Inc. (Household Durables) 8 371
Flotek Industries Inc
*
(Oil & Gas Services & Equipment) 32 467
Flowco Holdings, Inc.
*
- Class A (Oil & Gas Services &
Equipment) 45 668
Fluence Energy, Inc.
*
(Electrical Equipment) 172 1,858
Fluor Corp. (Construction & Engineering) 372 15,650
Flushing Financial Corp. (Banks) 73 1,008
flyExclusive, Inc.
*
(Passenger Airlines) 12 59
Flywire Corp.
*
(Financial Services) 266 3,602
Foghorn Therapeutics, Inc.
*
(Biotechnology) 74 362
Forafric Global PLC
*
(Food Products) 8 70
Forestar Group, Inc.
*
(Real Estate Management &
Development) 44 1,170
Forge Global Holdings, Inc.
*
(Institutional Financial
Services) 23 389
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 177 6,446
Forrester Research, Inc.
*
(Professional Services) 26 276
Fortrea Holdings, Inc.
*
(Life Sciences Tools & Services) 207 1,743
Forum Energy Technologies, Inc.
*
(Energy Equipment
& Services) 25 668
Forward Air Corp. (Air Freight & Logistics) 48 1,231
Four Corners Property Trust, Inc. (Specialized REITs) 226 5,514
Fox Factory Holding Corp.
*
(Automobile Components) 95 2,308
Franklin BSP Realty Trust, Inc. (Mortgage REITs) 185 2,009
Franklin Covey Co.
*
(Professional Services) 24 466
Franklin Electric Co., Inc. (Machinery) 90 8,568
Common Stocks, continued
Shares Value
Franklin Financial Services Corp.
*
(Banking) 9 $ 414
Franklin Street Properties Corp. (Office REITs) 179 286
Frequency Electronics Inc
*
(Technology Hardware) 15 509
Fresh Del Monte Produce, Inc. (Food Products) 75 2,604
Freshworks, Inc.
*
- Class A (Software) 455 5,355
Freyr Battery, Inc.
*
(Electrical Equipment) 253 552
Friedman Industries, Inc.
*
(Steel) 15 328
Frontdoor, Inc.
*
(Diversified Consumer Services) 169 11,372
Frontier Group Holdings, Inc.
*
(Passenger Airlines) 192 848
FrontView REIT, Inc. (Retail REITs) 44 603
FRP Holdings, Inc.
*
(Real Estate Management &
Development) 26 633
FS Bancorp, Inc. (Banks) 15 599
FTAI Infrastructure, Inc. (Ground Transportation) 245 1,068
fuboTV, Inc.
*
(Interactive Media & Services) 756 3,137
Fulcrum Therapeutics, Inc.
*
(Pharmaceuticals) 98 902
Fulgent Genetics, Inc.
*
(Health Care Providers &
Services) 47 1,062
Fulton Financial Corp. (Banks) 414 7,713
Funko, Inc.
*
- Class A (Leisure Products) 79 272
FutureFuel Corp.
*
(Oil, Gas & Consumable Fuels) 57 221
FVCBankcorp, Inc.
*
(Banks) 35 454
Gaia, Inc.
*
(Retail - Discretionary) 40 237
Gambling.com Group, Ltd.
*
(Media) 37 303
Gannett Co., Inc.
*
(Media) 320 1,322
Garret Motion, Inc.
*
(Automotive) 305 4,155
GATX Corp. (Trading Companies & Distributors) 81 14,158
GBank Financial Holdings, Inc.
*
(Specialty Finance) 20 786
GCM Grosvenor, Inc. - Class A (Capital Markets) 111 1,340
Genco Shipping & Trading, Ltd. (Marine Transportation) 77 1,371
Gencor Industries, Inc.
*
(Machinery) 23 336
GeneDx Holdings Corp.
*
(Health Care Providers &
Services) 43 4,633
Genesco, Inc.
*
(Specialty Retail) 22 638
Genie Energy, Ltd. - Class B (Electric Utilities) 48 718
Genius Sports Ltd.
*
(Leisure Facilities & Services) 496 6,140
Gentherm, Inc.
*
(Automobile Components) 69 2,350
Genworth Financial, Inc.
*
- Class A (Insurance) 933 8,304
German American Bancorp, Inc.
*
(Banks) 82 3,220
Geron Corp.
*
(Biotechnology) 1,237 1,695
Getty Images Holdings, Inc.
*(a)
(Interactive Media &
Services) 249 493
Getty Realty Corp. (Retail REITs) 120 3,220
Gevo, Inc.
*
(Renewable Energy) 524 1,027
Gibraltar Industries, Inc.
*
(Building Products) 68 4,270
GigaCloud Technology, Inc.
*
- Class A (Distributors) 56 1,591
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 88 2,342
Ginkgo Bioworks Holdings, Inc.
*
(Health Care Facilities
& Services) 88 1,283
Glacier Bancorp, Inc. (Banks) 291 14,163
Gladstone Commercial Corp. (Equity REIT
- Diversified) 105 1,294
Gladstone Land Corp. (Specialized REITs) 77 705
Glaukos Corp.
*
(Health Care Equipment & Supplies) 127 10,357
Global Business Travel Group, Inc.
*
(Hotels, Restaurants
& Leisure) 214 1,729
Global Industrial Co. (Trading Companies &
Distributors) 33 1,210
Global Medical REIT, Inc. (Health Care REITs) 29 978
Global Net Lease, Inc. (Equity REIT - Diversified) 454 3,691
Global Water Resources, Inc. (Water Utilities) 29 299
Globalstar, Inc.
*
(Telecommunications) 114 4,148
Gogo, Inc.
*
(Wireless Telecommunication Services) 175 1,503
GoHealth, Inc.
*
- Class A (Insurance) 12 58

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels) 226 $ 9,133
Golden Entertainment, Inc. ARS (Hotels, Restaurants &
Leisure) 44 1,038
Golden Matrix Group, Inc.
*
(Entertainment) 49 55
Goosehead Insurance, Inc. - Class A (Insurance) 55 4,093
Gossamer Bio, Inc.
*
(Biotech & Pharma) 430 1,131
Graham Corp. (Machinery) 24 1,318
Graham Holdings Co. - Class B (Diversified Consumer
Services) 7 8,241
GRAIL, Inc.
*
(Biotechnology) 70 4,139
Granite Construction, Inc. (Construction & Engineering) 99 10,855
Granite Ridge Resources, Inc. (Oil, Gas & Consumable
Fuels) 122 660
Gray Television, Inc. (Media) 199 1,150
Great Ajax Corp.
*
(Specialty Finance) 89 224
Great Lakes Dredge & Dock Corp.
*
(Construction &
Engineering) 151 1,810
Great Southern Bancorp, Inc. (Banks) 19 1,164
Green Brick Partners, Inc.
*
(Household Durables) 71 5,244
Green Dot Corp.
*
- Class A (Consumer Finance) 122 1,638
Green Plains, Inc.
*
(Oil, Gas & Consumable Fuels) 146 1,283
Greene County Bancorp, Inc. (Banks) 16 362
Greenlight Capital Re, Ltd.
*
- Class A (Insurance) 60 762
Greenwich Lifesciences, Inc.
*
(Biotechnology) 14 139
Greif, Inc. - Class A (Containers & Packaging) 57 3,406
Greif, Inc. - Class B (Containers & Packaging) 11 678
Grid Dynamics Holdings, Inc.
*
(IT Services) 149 1,149
Griffon Corp. (Building Products) 87 6,625
Grindr, Inc.
*
(Interactive Media & Services) 76 1,142
Grocery Outlet Holding Corp.
*
(Consumer Staples
Distribution & Retail) 215 3,451
Group 1 Automotive, Inc. (Specialty Retail) 29 12,687
Groupon, Inc.
*
(Broadline Retail) 57 1,331
Guardant Health, Inc.
*
(Health Care Providers &
Services) 271 16,932
Guardian Pharmacy Services, Inc.
*
(Consumer Staples
Distribution & Retail) 44 1,154
Gulfport Energy Corp.
*
(Oil, Gas & Consumable Fuels) 36 6,515
Gyre Therapeutics, Inc.
*
(Biotechnology) 20 149
H.B. Fuller Co. (Chemicals) 124 7,351
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 272 8,350
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 109 5,313
Hallador Energy Co.
*
(Oil, Gas & Consumable Fuels) 70 1,370
Hamilton Beach Brands Holding Co.
*
- Class A
(Household Durables) 16 230
Hamilton Insurance Group, Ltd.
*
- Class B (Insurance) 104 2,579
Hancock Whitney Corp. (Banks) 195 12,209
Hanesbrands, Inc.
*
(Textiles, Apparel & Luxury Goods) 796 5,246
Hanmi Financial Corp. (Banks) 68 1,679
Hanover Bancorp, Inc.
*
(Banking) 10 225
HarborOne Bancorp, Inc. (Banks) 87 1,183
Harmonic, Inc.
*
(Communications Equipment) 255 2,596
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 99 2,728
Harrow, Inc.
*
(Pharmaceuticals) 71 3,421
Haverty Furniture Cos., Inc. (Specialty Retail) 31 680
Hawaiian Electric Industries, Inc. (Electric Utilities) 395 4,361
Hawkins, Inc. (Chemicals) 44 8,040
Hawthorn Bancshares, Inc.
*
(Banking) 13 404
HBT Financial, Inc.
*
(Banks) 26 655
HCI Group, Inc.
*
(Insurance) 23 4,414
Health Catalyst, Inc.
*
(Health Care Technology) 153 436
Healthcare Services Group, Inc. (Commercial Services
& Supplies) 165 2,777
Common Stocks, continued
Shares Value
HealthEquity, Inc.
*
(Health Care Providers & Services) 193 $ 18,291
HealthStream, Inc. (Health Care Technology) 56 1,581
Heartland Express, Inc. (Ground Transportation) 101 846
Hecla Mining Co. (Metals & Mining) 1,360 16,456
Heidrick & Struggles International, Inc. (Professional
Services) 46 2,289
Helen of Troy, Ltd.
*
(Household Durables) 52 1,310
Helios Technologies, Inc. (Machinery) 75 3,910
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 315 2,066
Helmerich & Payne, Inc. (Energy Equipment &
Services) 219 4,838
Herbalife, Ltd.
*
(Personal Care Products) 229 1,933
Herc Holdings, Inc. (Trading Companies & Distributors) 74 8,633
Heritage Commerce Corp. (Banks) 136 1,350
Heritage Financial Corp. (Banks) 77 1,863
Heritage Insurance Holdings, Inc.
*
(Insurance) 51 1,284
Heron Therapeutics, Inc.
*
(Biotechnology) 346 436
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 268 1,822
HF Foods Group, Inc.
*
(Consumer Staples Distribution
& Retail) 91 251
HighPeak Energy, Inc.
(a)
(Oil, Gas & Consumable Fuels) 41 290
Hillenbrand, Inc. (Machinery) 160 4,326
Hillman Solutions Corp. (Machinery) 449 4,122
Hilltop Holdings, Inc.
*
(Banks) 101 3,375
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 131 5,477
Himalaya Shipping, Ltd. (Marine Transportation) 68 560
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 432 24,503
Hingham Institution for Savings (Banks) 4 1,055
Hippo Holdings, Inc.
*
(Insurance) 41 1,483
HireQuest, Inc. (Professional Services) 13 125
HNI Corp. (Commercial Services & Supplies) 103 4,826
Holley, Inc.
*
(Automobile Components) 135 424
Hologic, Inc.
*
(Biotechnology) 54 407
Home Bancorp, Inc. (Banks) 15 815
Home BancShares, Inc. (Banks) 427 12,084
HomeStreet, Inc.
*
(Banks) 42 559
HomeTrust Bancshares, Inc. (Banks) 36 1,474
Hope Bancorp, Inc. (Banks) 280 3,016
Horace Mann Educators Corp. (Insurance) 92 4,156
Horizon Bancorp, Inc. (Banks) 98 1,569
Hovnanian Enterprises, Inc.
*
- Class A (Household
Durables) 11 1,413
Hub Group, Inc. - Class A (Air Freight & Logistics) 135 4,649
Hudson Pacific Properties, Inc.
*
(Office REITs) 843 2,327
Hudson Technologies, Inc. (Trading Companies &
Distributors) 87 864
Humacyte, Inc.
*
(Biotechnology) 284 494
Huron Consulting Group, Inc.
*
(Professional Services) 39 5,724
Hut 8 Corp.
*
(Software) 214 7,449
Hyliion Holdings Corp.
*
(Machinery) 281 554
Hyster-Yale, Inc. - Class A (Machinery) 27 995
I3 Verticals, Inc.
*
- Class A (Financial Services) 52 1,688
IBEX Holdings, Ltd.
*
(Professional Services) 24 972
Ibotta, Inc.
*
- Class A (Media) 32 891
ICF International, Inc. (Professional Services) 42 3,898
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 77 1,349
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 55 6,598
Idaho Strategic Resources, Inc.
*
(Metals & Mining) 29 980
Ideaya Biosciences, Inc.
*
(Biotechnology) 182 4,952
IDT Corp. - Class B (Diversified Telecommunication
Services) 37 1,935

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
IES Holdings, Inc.
*
(Construction & Engineering) 20 $ 7,953
iHeartMedia, Inc.
*
- Class A (Media) 270 775
IMAX Corp.
*
(Entertainment) 99 3,242
Immersion Corp. (Technology Hardware, Storage &
Peripherals) 64 470
ImmunityBio, Inc.
*(a)
(Biotechnology) 521 1,282
Immunome, Inc.
*
(Biotechnology) 175 2,049
Immunovant, Inc.
*
(Biotechnology) 155 2,499
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 59 10,664
Independence Realty Trust, Inc. (Residential REITs) 533 8,736
Independent Bank Corp. (Banks) 45 1,394
Independent Bank Corp. (Banks) 110 7,609
indie Semiconductor, Inc.
*(a)
- Class A (Semiconductors
& Semiconductor Equipment) 439 1,787
Indivior PLC
*
(Biotech & Pharma) 275 6,629
Industrial Logistics Properties Trust (Industrial REITs) 121 705
Infinity Natural Resources, Inc.
*
- Class A (Oil & Gas
Producers) 35 459
Information Services Group, Inc. (IT Services) 80 460
Ingevity Corp.
*
(Chemicals) 83 4,581
Ingles Markets, Inc. - Class A (Consumer Staples
Distribution & Retail) 33 2,295
Inhibikase Therapeutics, Inc.
*
(Biotech & Pharma) 137 222
Inhibrx Biosciences, Inc.
*
(Biotechnology) 21 707
Inmune Bio, Inc.
*
(Biotechnology) 47 97
Innodata, Inc.
*
(Professional Services) 70 5,395
Innospec, Inc. (Chemicals) 57 4,398
Innovage Holding Corp.
*
(Health Care Providers &
Services) 46 237
Innovative Industrial Properties, Inc. (Industrial REITs) 63 3,376
Innovex International, Inc.
*
(Energy Equipment &
Services) 88 1,632
Innoviva, Inc.
*
(Pharmaceuticals) 143 2,610
Inogen, Inc.
*
(Health Care Equipment & Supplies) 54 441
Inseego Corp.
*
(Technology Hardware) 28 419
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 66 7,485
Insperity, Inc. (Professional Services) 82 4,034
Inspired Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 57 535
Installed Building Products, Inc. (Household Durables) 53 13,073
Insteel Industries, Inc. (Building Products) 42 1,610
Intapp, Inc.
*
(Software) 128 5,235
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 78 8,060
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 152 2,178
Integral Ad Science Holding Corp.
*
(Media) 173 1,759
Intellia Therapeutics, Inc.
*
(Biotechnology) 225 3,886
Inter Parfums, Inc. (Personal Care Products) 42 4,133
InterDigital, Inc. (Software) 59 20,369
Interface, Inc. (Commercial Services & Supplies) 131 3,791
International Bancshares Corp. (Banks) 124 8,525
International Game Technology PLC (Hotels,
Restaurants & Leisure) 253 4,364
International Money Express, Inc.
*
(Financial Services) 62 866
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 91 4,193
Intrepid Potash, Inc.
*
(Chemicals) 24 734
Intuitive Machines, Inc.
*
(Aerospace & Defense) 248 2,609
InvenTrust Properties Corp. (Retail REITs) 177 5,066
Invesco Mortgage Capital, Inc. (Mortgage REITs) 152 1,149
Investar Holding Corp. (Banks) 21 487
Investors Title Co.
*
(Insurance) 3 803
Common Stocks, continued
Shares Value
IonQ, Inc.
*
(Technology Hardware, Storage &
Peripherals) 627 $ 38,560
Iovance Biotherapeutics, Inc.
*(a)
(Biotechnology) 591 1,282
iRadimed Corp. (Health Care Equipment & Supplies) 18 1,281
iRhythm Technologies, Inc.
*
(Health Care Equipment &
Supplies) 72 12,383
Ironwood Pharmaceuticals, Inc.
*
(Biotechnology) 362 474
Ispire Technology, Inc.
*
(Tobacco) 43 110
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 103 12,830
Ivanhoe Electric, Inc.
*
(Metals & Mining) 194 2,435
J & J Snack Foods Corp. (Food Products) 35 3,363
J Jill, Inc. (Specialty Retail) 17 292
Jack in the Box, Inc. (Hotels, Restaurants & Leisure) 42 830
Jackson Financial, Inc. - Class A (Financial Services) 162 16,399
Jade Biosciences, Inc.
*
(Biotech & Pharma) 73 630
JAKKS Pacific, Inc.
*
(Leisure Products) 20 375
James River Group Holdings, Ltd. (Insurance) 83 461
Jamf Holding Corp.
*
(Software) 163 1,744
Janus International Group, Inc.
*
(Building Products) 307 3,030
Janux Therapeutics, Inc.
*
(Biotechnology) 89 2,175
JBG SMITH Properties (Office REITs) 141 3,137
Jefferson Capital, Inc. (Consumer Finance) 26 449
JELD-WEN Holding, Inc.
*
(Building Products) 193 948
JetBlue Airways Corp.
*
(Passenger Airlines) 748 3,680
Joby Aviation, Inc.
*
(Passenger Airlines) 1,046 16,883
John B. Sanfilippo & Son, Inc. (Food Products) 18 1,157
John Bean Technologies Corp. (Machinery) 118 16,573
John Marshall Bancorp, Inc. (Banks) 29 575
John Wiley & Sons, Inc. - Class A (Media) 93 3,764
Johnson Outdoors, Inc. - Class A (Leisure Products) 12 485
Journey Medical Corp.
*
(Biotech & Pharma) 28 199
Kadant, Inc. (Machinery) 27 8,035
Kaiser Aluminum Corp. (Metals & Mining) 36 2,778
Kaltura, Inc.
*
(Software) 204 294
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 85 1,035
KAR Auction Services, Inc.
*
(Commercial Services &
Supplies) 241 6,936
Karat Packaging, Inc. (Trading Companies &
Distributors) 19 479
KB Home (Household Durables) 150 9,546
Kearney Financial Corp. (Banks) 130 854
Kelly Services, Inc. - Class A (Professional Services) 69 905
Kennametal, Inc. (Machinery) 173 3,621
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 274 2,280
Keros Therapeutics, Inc.
*
(Biotechnology) 76 1,202
Kestra Medical Technologies Ltd.
*
(Medical Equipment
& Devices) 30 713
Kforce, Inc. (Professional Services) 41 1,229
Kimball Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 55 1,642
KinderCare Learning Cos., Inc.
*
(Diversified Consumer
Services) 71 471
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 100 4,274
Kingstone Companies, Inc.
*
(Insurance) 26 382
Kingsway Financial Services, Inc.
*
(Insurance) 48 702
Kite Realty Group Trust (Retail REITs) 501 11,172
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 129 1,161
Knife River Corp. (Construction Materials) 130 9,993
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 194 4,522
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 153 5,656
Kodiak Sciences, Inc.
*
(Biotechnology) 74 1,211

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Kohl's Corp. (Broadline Retail) 247 $ 3,796
Kolibri Global Energy, Inc.
*
(Oil & Gas Producers) 68 377
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 125 9,970
Kopin Corp.
*
(Technology Hardware) 361 877
Koppers Holdings, Inc. (Chemicals) 44 1,232
Korn Ferry (Professional Services) 117 8,188
Korro Bio, Inc.
*
(Biotechnology) 15 718
Kosmos Energy, Ltd.
*
(Oil, Gas & Consumable Fuels) 1,075 1,785
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 378 34,537
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure) 175 677
Kronos Worldwide, Inc.
*
(Chemicals) 49 281
Krystal Biotech, Inc.
*
(Biotechnology) 56 9,886
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 117 4,755
KULR Technology Group, Inc.
*
(Technology Hardware) 81 337
Kura Oncology, Inc.
*
(Biotechnology) 183 1,620
Kura Sushi USA, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 14 832
Kymera Therapeutics, Inc.
*
(Biotechnology) 114 6,452
L.B. Foster Co.
*
- Class A (Machinery) 23 620
Ladder Capital Corp.
*
(Mortgage REITs) 259 2,826
Lakeland Financial Corp. (Banks) 57 3,659
Lakeland Industries, Inc.
*
(Apparel & Textile Products) 21 311
Lancaster Colony Corp. (Food Products) 46 7,948
Landec Corp.
*
(Life Sciences Tools & Services) 62 456
Landmark BanCorp, Inc./Manhattan KS
*
(Banking) 10 267
Lands' End, Inc.
*
(Specialty Retail) 27 381
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 154 7,899
Larimar Therapeutics, Inc.
*
(Biotechnology) 106 342
Latham Group, Inc.
*
(Leisure Products) 102 776
Laureate Education, Inc.
*
(Diversified Consumer
Services) 292 9,210
Lawson Products, Inc.
*
(Trading Companies &
Distributors) 22 662
La-Z-Boy, Inc. (Household Durables) 94 3,226
LCI Industries (Automobile Components) 56 5,216
LCNB Corp. (Banks) 30 450
Legacy Housing Corp.
*
(Household Durables) 20 550
Legalzoom.com, Inc.
*
(Professional Services) 269 2,792
Leggett & Platt, Inc. (Household Durables) 302 2,682
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 47 4,113
Lemonade, Inc.
*
(Insurance) 126 6,745
LendingClub Corp.
*
(Consumer Finance) 257 3,904
LendingTree, Inc.
*
(Consumer Finance) 25 1,618
LENSAR, Inc.
*
(Medical Equipment & Devices) 21 259
LENZ Therapeutics, Inc.
*
(Biotechnology) 37 1,723
Lexeo Therapeutics, Inc.
*
(Biotechnology) 57 378
Lexington Realty Trust (Industrial REITs) 661 5,923
LGI Homes, Inc.
*
(Household Durables) 47 2,430
Liberty Energy, Inc. (Energy Equipment & Services) 358 4,418
Liberty Latin America, Ltd.
*
- Class A (Diversified
Telecommunication Services) 66 547
Liberty Latin America, Ltd.
*
- Class C (Diversified
Telecommunication Services) 287 2,422
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 308 8,502
Life360, Inc.
*
(Software) 36 3,827
LifeMD, Inc.
*
(Health Care Technology) 85 577
LifeStance Health Group, Inc.
*
(Health Care Providers
& Services) 300 1,650
LIFEVANTAGE CORPORATION
*
(Food Products) 24 234
Common Stocks, continued
Shares Value
Lifeway Foods, Inc.
*
(Food Products) 12 $ 333
Lifezone Metals, Ltd.
*
(Metals & Mining) 63 345
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 43 7,616
Lightbridge Corp.
*
(Electrical Equipment) 48 1,018
Limbach Holdings, Inc.
*
(Construction & Engineering) 24 2,331
Limoneira Co.
*
(Food Products) 38 564
Lincoln Educational Services Corp.
*
(Diversified
Consumer Services) 67 1,575
Lindblad Expeditions Holdings, Inc.
*
(Hotels,
Restaurants & Leisure) 85 1,088
Lindsay Corp. (Machinery) 25 3,514
LINKBANCORP, Inc.
*
(Banks) 49 349
Lionsgate Studios Corp.
*
(Entertainment) 464 3,202
Liquidia Corp.
*
(Pharmaceuticals) 145 3,297
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 53 1,454
LivaNova PLC
*
(Health Care Equipment & Supplies) 124 6,495
Live Oak Bancshares, Inc. (Banks) 80 2,818
LiveRamp Holdings, Inc.
*
(Software) 146 3,962
Livewire Group, Inc.
*
(Automobiles) 83 394
loanDepot, Inc.
*(a)
(Specialty Finance) 188 577
Logistic Properties Of The Americas
*
(Real Estate
Owners & Developers) 7 33
LSB Industries, Inc.
*
(Chemicals) 122 961
LSI Industries, Inc. (Electrical Equipment) 60 1,417
LTC Properties, Inc. (Health Care REITs) 103 3,797
Lucid Diagnostics, Inc.
*
(Medical Equipment & Devices) 161 163
Lumen Technologies, Inc. (Diversified
Telecommunication Services) 2,162 13,232
Lument Finance Trust Inc
*
(Specialty Finance) 103 208
Luminar Technologies, Inc.
*
(Automobile Components) 100 191
Luxfer Holdings PLC
*
(Machinery) 61 848
M/I Homes, Inc.
*
(Household Durables) 59 8,522
Mack-Cali Realty Corp.
*
(Residential REITs) 179 2,721
Madison Square Garden Entertainment Corp.
*
(Entertainment) 90 4,072
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 42 19,263
Magnera Corp.
*
(Forestry, Paper & Wood Products) 75 879
Magnite, Inc.
*
(Media) 317 6,904
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 422 10,073
MainStreet Bancshares, Inc.
*
(Banking) 16 333
Malibu Boats, Inc.
*
- Class A (Leisure Products) 42 1,363
Mama's Creations, Inc.
*
(Food Products) 77 809
Mammoth Energy Services, Inc.
*
(Energy Equipment &
Services) 55 126
Mannkind Corp.
*
(Biotechnology) 686 3,684
MARA Holdings, Inc.
*(a)
(Software) 842 15,375
Maravai LifeSciences Holdings, Inc.
*
- Class A (Life
Sciences Tools & Services) 248 712
Marcus & Millichap, Inc. (Real Estate Management &
Development) 54 1,585
Marex Group PLC
*
(Institutional Financial Services) 122 4,102
Marine Products Corp.
*
(Leisure Products) 20 177
MarineMax, Inc.
*
(Specialty Retail) 43 1,089
MarketWise, Inc. (Capital Markets) 4 66
Marqeta, Inc.
*
- Class A (Financial Services) 871 4,599
Marriott Vacations Worldwide Corp.
*
(Hotels,
Restaurants & Leisure) 63 4,193
Marten Transport, Ltd. (Ground Transportation) 132 1,407
Masterbrand, Inc.
*
(Building Products) 288 3,793
MasterCraft Boat Holdings, Inc.
*
(Leisure Products) 37 794
Materion Corp. (Metals & Mining) 47 5,678
Mativ Holdings, Inc.
*
(Chemicals) 122 1,380
Matrix Service Co.
*
(Construction & Engineering) 60 785

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Matson, Inc. (Marine Transportation) 74 $ 7,296
Matthews International Corp. - Class A (Commercial
Services & Supplies) 68 1,651
Maui Land & Pineapple Co., Inc.
*
(Real Estate
Management & Development) 15 280
MaxCyte, Inc.
*
(Life Sciences Tools & Services) 229 362
Maximus, Inc. (Professional Services) 128 11,696
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 185 2,975
Mayville Engineering Co., Inc.
*
(Machinery) 32 440
Maze Therapeutics, Inc.
*
(Biotechnology) 44 1,141
MBIA, Inc.
*
(Insurance) 104 775
MBX Biosciences, Inc.
*
(Pharmaceuticals) 35 613
McGrath RentCorp (Trading Companies & Distributors) 56 6,569
McGraw Hill, Inc.
*
(Diversified Consumer Services) 53 665
Medallion Financial Corp.
*
(Consumer Finance) 37 374
MediaAlpha, Inc.
*
- Class A (Interactive Media &
Services) 75 854
Medifast, Inc. (Personal Care Products) 24 328
MediWound, Ltd.
*
(Pharmaceuticals) 17 306
Mednax, Inc.
*
(Health Care Providers & Services) 193 3,233
MeiraGTx Holdings PLC
*
(Biotechnology) 94 774
Mercantile Bank Corp.
*
(Banks) 36 1,620
Merchants Bancorp (Financial Services) 59 1,876
Mercurity Fintech Holding, Inc.
*(a)
(Commercial Support
Services) 72 1,770
Mercury General Corp. (Insurance) 61 5,172
Mercury Systems, Inc.
*
(Aerospace & Defense) 118 9,133
Meridian Bank of Malvern, PA (Banking) 21 332
MeridianLink, Inc.
*
(Software) 72 1,435
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 132 10,986
Meritage Homes Corp. (Household Durables) 161 11,661
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 12 804
Metals Acquisition, Ltd.
*
- Class A (Metals & Mining) 139 1,697
Methode Electronics, Inc. (Electronic Equipment,
Instruments & Components) 76 574
Metrocity Bankshares, Inc. (Banks) 44 1,218
Metropolitan Bank Holding Corp.
*
(Banks) 21 1,571
Metsera, Inc.
*
(Biotechnology) 121 6,332
MFA Financial, Inc.
*
(Mortgage REITs) 233 2,141
MGE Energy, Inc. (Electric Utilities) 84 7,071
MGP Ingredients, Inc. (Beverages) 32 774
Microvast Holdings, Inc.
*
(Automotive) 451 1,736
MicroVision, Inc.
*
(Electronic Equipment, Instruments &
Components) 565 701
Mid Penn Bancorp, Inc.
*
(Banks) 44 1,260
Middlefield Banc Corp. (Banks) 17 510
Middlesex Water Co. (Water Utilities) 40 2,165
Midland States Bankcorp, Inc. (Banks) 47 806
MidWestOne Financial Group, Inc.
*
(Banks) 37 1,047
Miller Industries, Inc. (Machinery) 25 1,011
MillerKnoll, Inc. (Commercial Services & Supplies) 153 2,714
MiMedx Group, Inc.
*
(Biotechnology) 268 1,871
Mind Medicine MindMed, Inc.
*
(Pharmaceuticals) 171 2,016
Minerals Technologies, Inc. (Chemicals) 72 4,473
Mineralys Therapeutics, Inc.
*
(Biotechnology) 89 3,375
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 532 12,374
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 91 6,671
Mission Produce, Inc.
*
(Food Products) 97 1,166
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 225 1,199
Mistras Group, Inc.
*
(Professional Services) 37 364
Mitek Systems, Inc.
*
(Software) 101 987
Common Stocks, continued
Shares Value
Mobile Infrastructure Corp.
*
(Real Estate Owners &
Developers) 33 $ 116
Modine Manufacturing Co.
*
(Automobile Components) 119 16,918
Modiv Industrial, Inc.
*
(Retail REITs) 21 307
Moelis & Co. - Class A (Capital Markets) 168 11,981
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 29 3,069
Monopar Therapeutics, Inc.
*
(Biotech & Pharma) 8 653
Monro, Inc. (Specialty Retail) 68 1,222
Montauk Renewables, Inc.
*
(Independent Power/
Renewable Electricity Producers) 152 306
Monte Rosa Therapeutics, Inc.
*
(Biotechnology) 106 785
Montrose Environmental Group, Inc.
*
(Commercial
Services & Supplies) 73 2,005
Moog, Inc. - Class A (Aerospace & Defense) 64 13,291
Motorcar Parts of America, Inc.
*
(Automotive) 30 496
Movado Group, Inc. (Textiles, Apparel & Luxury Goods) 34 645
MRC Global, Inc.
*
(Trading Companies & Distributors) 191 2,754
M-Tron Industries, Inc.
*
(Electrical Equipment) 6 333
Mueller Water Products, Inc. - Class A (Machinery) 353 9,009
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 306 8,693
MVB Financial Corp.
*
(Banks) 26 652
Myers Industries, Inc.
*
(Containers & Packaging) 84 1,423
Myomo, Inc.
*
(Medical Equipment & Devices) 70 62
MYR Group, Inc.
*
(Construction & Engineering) 35 7,281
Myriad Genetics, Inc.
*
(Biotechnology) 206 1,489
N-able, Inc.
*
(Software) 163 1,271
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 35 1,430
NACCO Industries, Inc.
*
- Class A (Oil, Gas &
Consumable Fuels) 9 379
NANO Nuclear Energy, Inc.
*
(Electrical Equipment) 71 2,738
Nano-X Imaging, Ltd.
*(a)
(Health Care Providers &
Services) 146 540
Napco Security Technologies, Inc.
*
(Electronic
Equipment, Instruments & Components) 78 3,350
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure) 7 775
National Bank Holdings Corp. - Class A (Banks) 86 3,323
National Bankshares, Inc. (Banks) 14 412
National Beverage Corp. (Beverages) 54 1,994
National CineMedia, Inc.
*
(Media) 145 654
National Energy Services Reunited Corp.
*
(Oil & Gas
Services & Equipment) 138 1,416
National Health Investors, Inc.
*
(Health Care REITs) 105 8,348
National HealthCare Corp. (Health Care Providers &
Services) 29 3,524
National Presto Industries, Inc.
*
(Aerospace & Defense) 12 1,346
National Research Corp. (Health Care Providers &
Services) 29 371
National Vision Holdings, Inc.
*
(Specialty Retail) 177 5,167
Natural Gas Services Group, Inc.
*
(Energy Equipment &
Services) 23 644
Natural Grocers by Vitamin Cottage, Inc. (Consumer
Staples Distribution & Retail) 29 1,160
Nature's Sunshine Products, Inc. (Personal Care
Products) 39 605
Navient Corp. (Consumer Finance) 157 2,065
Navigator Holdings Ltd.
*
(Transportation & Logistics) 74 1,146
Navitas Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 303 2,188
NB Bancorp, Inc.
*
(Banks) 79 1,394
NBT Bancorp, Inc. (Banks) 116 4,844
NCR Atleos Corp.
*
(Financial Services) 166 6,525
NCR Voyix Corp.
*
(Software) 315 3,953
Nelnet, Inc. - Class A (Consumer Finance) 29 3,636
Neogen Corp.
*
(Health Care Equipment & Supplies) 495 2,826

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
NeoGenomics, Inc.
*
(Health Care Providers & Services) 292 $ 2,254
Neonode, Inc.
*(a)
(Technology Hardware) 26 91
NerdWallet, Inc.
*
- Class A (Consumer Finance) 94 1,011
Nerdy, Inc.
*
(Diversified Consumer Services) 133 168
NET Lease Office Properties
*
(Office REITs) 34 1,008
Net Power, Inc.
*
(Electrical Equipment) 77 232
NETGEAR, Inc.
*
(Communications Equipment) 63 2,041
NetScout Systems, Inc.
*
(Communications Equipment) 158 4,081
NETSTREIT Corp.
*
(Retail REITs) 215 3,883
Neurogene, Inc.
*
(Biotechnology) 22 381
Neuronetics, Inc.
*
(Health Care Facilities & Services) 82 224
NeuroPace, Inc.
*
(Health Care Equipment & Supplies) 54 557
New Fortress Energy Inc
(a)
(Oil & Gas Producers) 383 846
New Jersey Resources Corp. (Gas Utilities) 229 11,026
New York Community Bancorp, Inc. (Banks) 688 7,946
Newmark Group, Inc. - Class A (Real Estate
Management & Development) 352 6,565
Newpark Resources, Inc.
*
(Energy Equipment &
Services) 178 2,013
Newsmax, Inc.
*
(Internet Media & Services) 25 310
NewtekOne, Inc.
*
(Financial Services) 56 641
NexPoint Diversified Real Estate Trust
*
(Equity REIT
- Diversified) 77 284
Nexpoint Real Estate Finance, Inc. (Mortgage REITs) 17 241
NexPoint Residential Trust, Inc. (Residential REITs) 51 1,643
NextDecade Corp.
*
(Oil, Gas & Consumable Fuels) 303 2,057
Nextdoor Holdings, Inc.
*
(Interactive Media & Services) 480 1,003
NextNav, Inc.
*
(Software) 199 2,846
NextNRG, Inc.
*
(Oil & Gas Producers) 43 79
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 331 24,490
Nexxen International Ltd.
*
(Advertising & Marketing) 86 795
NI Holdings, Inc.
*
(Insurance) 16 217
Nicolet Bankshares, Inc.
*
(Banks) 31 4,170
NioCorp Developments Ltd.
*
(Metals & Mining) 157 1,049
Nkarta, Inc.
*
(Biotechnology) 96 199
NL Industries, Inc.
*
(Commercial Services & Supplies) 19 117
nLight, Inc.
*
(Electronic Equipment, Instruments &
Components) 109 3,230
NMI Holdings, Inc.
*
- Class A (Financial Services) 177 6,786
Noble Corp. PLC (Energy Equipment & Services) 286 8,087
Nordic American Tankers, Ltd. (Oil, Gas & Consumable
Fuels) 465 1,460
Northeast Bank (Banks) 18 1,803
Northeast Community Bancorp, Inc. (Banks) 28 576
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 220 5,456
Northfield Bancorp, Inc. (Banks) 84 991
Northpointe Bancshares, Inc. (Banking) 24 410
Northrim Bancorp, Inc. (Banks) 48 1,040
Northwest Bancshares, Inc. (Banks) 329 4,076
Northwest Natural Holding Co. (Gas Utilities) 92 4,134
Northwest Pipe Co.
*
(Construction & Engineering) 22 1,164
NorthWestern Energy Group, Inc. (Multi-Utilities) 140 8,205
Norwood Financial Corp. (Banks) 19 483
NovaGold Resources, Inc.
*
(Metals & Mining) 687 6,046
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 82 8,212
Novavax, Inc.
*
(Biotechnology) 339 2,939
Novocure, Ltd.
*
(Health Care Equipment & Supplies) 230 2,972
Nu Skin Enterprises, Inc. - Class A (Personal Care
Products) 111 1,353
Nurix Therapeutics, Inc.
*
(Biotechnology) 171 1,580
NuScale Power Corp.
*(a)
(Electrical Equipment) 287 10,331
Nutex Health, Inc.
*
(Software) 8 827
Nuvalent, Inc.
*
- Class A (Biotechnology) 97 8,389
Common Stocks, continued
Shares Value
Nuvation Bio, Inc.
*
(Pharmaceuticals) 565 $ 2,091
Nuvectis Pharma, Inc.
*
(Biotech & Pharma) 29 175
NVE Corp.
*
(Semiconductors & Semiconductor
Equipment) 11 718
Oak Valley Bancorp. (Banks) 15 423
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 213 5,278
OceanFirst Financial Corp. (Banks) 130 2,284
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 318 3,717
OFG Bancorp (Banks) 101 4,392
Ohio Valley Banc Corp.
*
(Asset Management) 9 333
O-I Glass, Inc. (Containers & Packaging) 348 4,513
Oil States International, Inc.
*
(Energy Equipment &
Services) 133 806
Oil-Dri Corp. of America (Household Products) 22 1,343
Oklo, Inc.
*
(Electric Utilities) 246 27,460
Olaplex Holdings, Inc.
*
(Personal Care Products) 318 417
Old National Bancorp (Banks) 794 17,427
Old Second Bancorp, Inc. (Banks) 114 1,970
Olema Pharmaceuticals, Inc.
*
(Biotechnology) 135 1,322
Olympic Steel, Inc. (Metals & Mining) 22 670
Omada Health, Inc.
*
(Health Care Providers & Services) 21 464
Omega Flex, Inc. (Machinery) 8 249
Omeros Corp.
*
(Pharmaceuticals) 147 603
OmniAb, Inc.
*
(Life Sciences Tools & Services) 212 339
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 106 3,228
ON24, Inc.
*
(Software) 85 486
Oncology Institute, Inc./The
*
(Health Care Facilities &
Services) 136 475
ONE Gas, Inc. (Gas Utilities) 136 11,008
One Liberty Properties, Inc. (Equity REIT - Diversified) 42 929
OneSpan, Inc. (Software) 82 1,303
OneSpaWorld Holdings, Ltd. (Diversified Consumer
Services) 215 4,545
OneWater Marine, Inc.
*
(Specialty Retail) 26 412
Onity Group, Inc.
*
(Financial Services) 15 599
Ooma, Inc.
*
(Software) 57 683
OP Bancorp (Banking) 27 376
OPAL Fuels, Inc.
*
(Renewable Energy) 48 106
Open Lending Corp.
*
(Capital Markets) 232 490
OPKO Health, Inc.
*
(Health Care Providers & Services) 932 1,445
Oportun Financial Corp.
*
(Specialty Finance) 89 549
OppFi, Inc.
*
(Consumer Finance) 56 634
OptimizeRx Corp.
*
(Health Care Technology) 36 738
Option Care Health, Inc.
*
(Health Care Providers &
Services) 373 10,354
Orange County Bancorp, Inc. (Banks) 26 655
OraSure Technologies, Inc.
*
(Health
Care Equipment &
Supplies) 170 546
Orchid Island Capital, Inc.
(a)
(Mortgage REITs) 290 2,033
Organogenesis Holdings, Inc.
*
(Biotechnology) 155 654
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 131 1,572
Origin Bancorp, Inc. (Banks) 67 2,313
Orion Group Holdings, Inc.
*
(Construction &
Engineering) 85 707
Orion SA (Chemicals) 126 955
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 138 13,282
Orrstown Financial Services, Inc. (Banks) 42 1,427
Orthofix Medical, Inc.
*
(Health Care Equipment &
Supplies) 88 1,288
OrthoPediatrics Corp.
*
(Health Care Equipment &
Supplies) 38 704
Oruka Therapeutics Inc
*
(Biotech & Pharma) 62 1,192
Oscar Health, Inc.
*
- Class A (Insurance) 440 8,329

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 36 $ 8,973
Otter Tail Corp. (Electric Utilities) 87 7,131
Ouster, Inc.
*
(Electronic Equipment, Instruments &
Components) 115 3,111
Outbrain, Inc.
*
(Interactive Media & Services) 82 135
Outfront Media, Inc. (Specialized REITs) 316 5,789
Outset Medical, Inc.
*
(Software) 37 522
Owens & Minor, Inc. (Health Care Providers &
Services) 171 821
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 32 1,297
P10, Inc.
*
- Class A (Capital Markets) 132 1,436
Pacific Biosciences of California, Inc.
*(a)
(Life Sciences
Tools & Services) 625 800
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 104 2,680
PACS Group, Inc.
*
(Health Care Providers & Services) 100 1,373
Pagaya Technologies, Ltd.
*
- Class A (Software) 104 3,088
PagerDuty, Inc.
*
(Software) 193 3,188
Pagseguro Digital, Ltd.
*
- Class A (Financial Services) 406 4,060
Palladyne AI Corp.
*
(Machinery) 54 464
Palomar Holdings, Inc.
*
(Insurance) 60 7,005
Palvella Therapeutics, Inc.
*
(Biotech & Pharma) 16 1,003
PAM Transportation Services, Inc.
*
(Ground
Transportation) 14 160
Pangaea Logistics Solutions, Ltd. (Marine
Transportation) 68 345
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 74 3,563
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 115 4,073
PAR Technology Corp.
*
(Electronic Equipment,
Instruments & Components) 91 3,602
Paramount Group, Inc.
*
(Office REITs) 423 2,766
Park Aerospace Corp. (Aerospace & Defense) 41 834
Park National Corp. (Banks) 34 5,526
Parke Bancorp, Inc.
*
(Banks) 22 474
Park-Ohio Holdings Corp.
*
(Machinery) 22 467
Pathward Financial, Inc. (Banks) 54 3,997
Patria Investments, Ltd. - Class A (Capital Markets) 147 2,146
Patrick Industries, Inc. (Automobile Components) 74 7,654
Patriot National Bancorp Inc
*
(Banking) 114 148
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 800 4,144
Payoneer Global, Inc.
*
(Financial Services) 631 3,818
Paysafe, Ltd.
*
(Financial Services) 74 956
Paysign, Inc.
*
(Financial Services) 78 491
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 190 5,732
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 25 1,550
PCB Bancorp (Banks) 25 525
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 72 1,859
Peabody Energy Corp. (Oil, Gas & Consumable Fuels) 277 7,346
Peakstone Realty Trust (Office REITs) 83 1,089
Peapack-Gladstone Financial Corp. (Banks) 36 994
Pebblebrook Hotel Trust (Hotel & Resort REITs) 266 3,030
Peloton Interactive, Inc.
*
- Class A (Leisure Products) 855 7,694
Penguin Solutions, Inc.
*
(Semiconductors &
Semiconductor Equipment) 118 3,101
PennyMac Financial Services, Inc. (Financial Services) 66 8,176
PennyMac Mortgage Investment Trust (Mortgage
REITs) 198 2,427
Peoples Bancorp of North Carolina, Inc. (Banks) 10 307
Common Stocks, continued
Shares Value
Peoples Bancorp, Inc.
*
(Banks) 79 $ 2,369
Peoples Financial Services Corp. (Banks) 21 1,021
Perdoceo Education Corp. (Diversified Consumer
Services) 139 5,235
Perella Weinberg Partners (Capital Markets) 141 3,006
Performant Financial Corp.
*
(Commercial Services &
Supplies) 159 1,229
Perimeter Solutions SA
*
(Chemicals) 315 7,053
Perma-Fix Environmental Services, Inc.
*
(Commercial
Services & Supplies) 39 394
Perpetua Resources Corp.
*
(Metals & Mining) 170 3,439
Personalis, Inc.
*
(Health Care Facilities & Services) 114 743
Perspective Therapeutics, Inc.
*
(Biotechnology) 135 463
Petco Health & Wellness Co., Inc.
*
(Specialty Retail) 178 689
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 96 1,130
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 46 1,861
Phillips Edison & Co., Inc. (Retail REITs) 286 9,818
Phinia, Inc. (Automobile Components) 87 5,001
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 132 3,029
Phreesia, Inc.
*
(Health Care Technology) 130
3,058
Piedmont Office Realty Trust, Inc. - Class A (Office
REITs) 282 2,538
Pioneer Bancorp, Inc.
*
(Banks) 25 327
Piper Sandler Cos. (Capital Markets) 40 13,879
Pitney Bowes, Inc. (Commercial Services & Supplies) 391 4,461
PJT Partners, Inc. - Class A (Capital Markets) 52 9,242
Planet Labs PBC
*
(Professional Services) 529 6,866
Playstudios, Inc.
*
(Entertainment) 202 194
Playtika Holding, Corp.
*
(Entertainment Content) 127 494
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 61 8,826
Plug Power, Inc.
*(a)
(Electrical Equipment) 2,474 5,764
Plumas Bancorp
*
(Banks) 14 604
Plymouth Industrial REIT, Inc. (Industrial REITs) 93 2,077
Polaris Industries, Inc.
*
(Leisure Products) 121 7,033
Ponce Financial Group, Inc.
*
(Banks) 45 662
Porch Group, Inc.
*
(Software) 182 3,054
Portillo's, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 134 864
Portland General Electric Co. (Electric Utilities) 250 11,000
Postal Realty Trust, Inc. - Class A (Office REITs) 51 800
Potbelly Corp.
*
(Hotels, Restaurants & Leisure) 58 988
PotlatchDeltic Corp. (Specialized REITs) 178 7,254
Powell Industries, Inc. (Electrical Equipment) 22 6,706
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 128 5,147
Power Solutions International, Inc.
*
(Machinery) 15 1,473
Powerfleet, Inc.
*
(Electronic Equipment, Instruments &
Components) 282 1,478
PRA Group, Inc.
*
(Consumer Finance) 89 1,374
Prairie Operating Co.
*
(Software) 50 99
Praxis Precision Medicines, Inc.
*
(Biotechnology) 41 2,173
Precigen, Inc.
*(a)
(Biotechnology) 340 1,119
Preferred Bank (Banks) 26 2,350
Preformed Line Products Co.
*
(Electrical Equipment) 5 981
Premier, Inc. - Class A (Health Care Providers &
Services) 187 5,199
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 112 6,988
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 58 7,030
Prime Medicine, Inc.
*
(Biotechnology) 170 942
PrimeEnergy Resources Corp.
*
(Oil, Gas & Consumable
Fuels) 1 167
Primis Financial Corp. (Banks) 50 526
Primoris Services Corp. (Construction & Engineering) 123 16,892

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Princeton Bancorp, Inc. (Banks) 12 $ 382
Priority Technology Holdings, Inc.
*
(Financial Services) 57 392
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 261 6,499
ProAssurance Corp. (Insurance) 116 2,783
PROCEPT BioRobotics Corp.
*(a)
(Health Care
Equipment & Supplies) 119 4,247
Pro-Dex, Inc.
*
(Medical Equipment & Devices) 5 169
Proficient Auto Logistics, Inc.
*
(Ground Transportation) 53 365
ProFrac Holding Corp.
*
- Class A (Energy Equipment &
Services) 28 104
PROG Holdings, Inc. (Consumer Finance) 89 2,880
Progress Software Corp. (Software) 97 4,261
Progyny, Inc.
*
(Health Care Providers & Services) 170 3,658
ProPetro Holding Corp.
*
(Energy Equipment & Services) 181 948
PROS Holdings, Inc.
*
(Software) 99 2,268
Protagonist Therapeutics, Inc.
*
(Biotechnology) 132 8,769
Protalix Biotherapeutics Inc
*
(Biotech & Pharma) 158 351
Protara Therapeutics, Inc.
*
(Biotech & Pharma) 73 318
Prothena Corp. PLC
*
(Biotechnology) 92 898
Proto Labs, Inc.
*
(Machinery) 54 2,702
Provident Bancorp, Inc. (Banks) 36 451
Provident Financial Services, Inc. (Banks) 292 5,630
PTC Therapeutics, Inc.
*
(Biotechnology) 176 10,801
PubMatic, Inc.
*
- Class A (Media) 95 787
Pulmonx Corp.
*
(Health Care Equipment & Supplies) 87 141
Pulse Biosciences, Inc.
*(a)
(Health Care Equipment &
Supplies) 40 708
Puma Biotechnology, Inc.
*
(Biotechnology) 96 510
Pure Cycle Corp.
*
(Water Utilities) 45 498
PureCycle Technologies, Inc.
*
(Chemicals) 294 3,866
Q2 Holdings, Inc.
*
(Software) 141 10,207
QCR Holdings, Inc. (Banks) 37 2,799
Quad/Graphics, Inc. (Commercial Services & Supplies) 66 413
Quaker Chemical Corp. (Chemicals) 32 4,216
Qualys, Inc.
*
(Software) 83 10,983
Quanex Building Products Corp. (Building Products) 104 1,479
Quanterix Corp.
*
(Life Sciences Tools & Services) 93 505
Quantum Computing Inc
*(a)
(Software) 304 5,596
Quantum-Si, Inc.
*
(Life Sciences Tools & Services) 356 502
QuidelOrtho Corp.
*
(Health Care Equipment & Supplies) 154 4,535
QuinStreet, Inc.
*
(Interactive Media & Services) 123 1,903
Rackspace Technology, Inc.
*
(IT Services) 189 266
Radian Group, Inc. (Financial Services) 307 11,120
Radiant Logistics, Inc.
*
(Air Freight & Logistics) 75 443
RadNet, Inc.
*
(Health Care Providers & Services) 155 11,813
Ramaco Resources, Inc. - Class A (Metals & Mining) 66 2,191
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 245 25,529
Ranger Bermuda Topco Ltd.
*
(Insurance) 6 164
Ranger Energy Services, Inc.
*
(Energy Equipment &
Services) 46 646
Ranpak Holdings Corp.
*
(Containers & Packaging) 106 596
Rapid7, Inc.
*
(Software) 145 2,719
Rapport Therapeutics, Inc.
*
(Pharmaceuticals) 40 1,188
Rayonier Advanced Materials, Inc. (Chemicals) 146 1,054
RBB Bancorp (Banks) 38 713
RCI Hospitality Holdings, Inc. (Hotels, Restaurants &
Leisure) 18 549
RCM TECHNOLOGIES, INC.
*
(Technology Services) 11 292
RE/MAX Holdings, Inc.
*
- Class A (Real Estate
Management & Development) 41 387
Ready Capital Corp.
(a)
(Mortgage REITs) 378 1,463
Recursion Pharmaceuticals, Inc.
*(a)
- Class A
(Biotechnology) 831 4,055
Common Stocks, continued
Shares Value
Red Cat Holdings, Inc.
*(a)
(Aerospace & Defense) 193 $ 1,998
Red River Bancshares, Inc.
*
(Banks) 11 713
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants &
Leisure) 111 6,779
Red Violet, Inc.
*
(Software) 26 1,359
Redwire Corp.
*(a)
(Aerospace & Defense) 112 1,007
Redwood Trust, Inc. (Mortgage REITs) 301 1,743
REGENXBIO, Inc.
*
(Biotechnology) 106 1,023
Regional Management Corp.
*
(Consumer Finance) 21 818
Relay Therapeutics, Inc.
*
(Biotechnology) 300 1,566
Remitly Global, Inc.
*
(Financial Services) 378 6,161
Renasant Corp. (Banks) 214 7,894
Repay Holdings Corp.
*
(Financial Services) 176 920
Replimune Group, Inc.
*
(Biotechnology) 157 658
ReposiTrak, Inc.
*
(Software) 25 371
Repro-Med Systems, Inc.
*
(Medical Equipment &
Devices) 98 375
Republic Bancorp, Inc.
*
- Class A (Banks) 19 1,373
Reservoir Media, Inc.
*
(Entertainment) 46 374
Resideo Technologies, Inc.
*
(Building Products) 313 13,515
Resolute Holdings Management, Inc.
*
(Asset
Management) 10 722
Resources Connection, Inc. (Professional Services) 74 374
REV Group, Inc. (Machinery) 110 6,234
Revolve Group, Inc.
*
(Specialty Retail) 92 1,960
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 67 2,052
Rezolute, Inc.
*
(Biotech & Pharma) 175 1,645
Rezolve AI PLC
*(a)
(Software) 332 1,653
RGC Resources, Inc. (Gas Utilities) 19 426
Rhinebeck BanCorp, Inc.
*
(Banking) 10 114
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 118 11,917
Ribbon Communications, Inc.
*
(Communications
Equipment) 212 806
Richardson Electronics, Ltd.
*
(Electronic Equipment,
Instruments & Components) 27 264
Richmond Mutual BanCorp, Inc.
*
(Banking) 20 284
Richtech Robotics, Inc.
*
(Machinery) 157 674
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 40 1,133
Rigetti Computing, Inc.
*
(Semiconductors &
Semiconductor Equipment) 724 21,568
Riley Exploration Permian, Inc. (Oil, Gas & Consumable
Fuels) 30 813
Rimini Street, Inc.
*
(Software) 111 519
Riot Platforms, Inc.
*
(Software) 790 15,034
Riverview Bancorp, Inc.
*
(Banking) 46 247
RLJ Lodging Trust (Hotel & Resort REITs) 336 2,419
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 192 626
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods) 16 477
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 42 3,379
Root, Inc.
*
- Class A (Insurance) 26 2,327
RPC, Inc. (Energy Equipment & Services) 202 962
Rumble, Inc.
*(a)
(Internet Media & Services) 242 1,752
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 138 7,379
Rush Enterprises, Inc. - Class B (Trading Companies &
Distributors) 20 1,148
Rush Street Interactive, Inc.
*
(Hotels, Restaurants &
Leisure) 201 4,116
RXO, Inc.
*
(Ground Transportation) 368 5,661
RxSight, Inc.
*
(Health Care Equipment & Supplies) 79 710
Ryerson Holding Corp.
*
(Metals & Mining) 61 1,394
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 140 12,543

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
S&T Bancorp, Inc. (Banks) 87 $ 3,270
Sable Offshore Corp.
*
(Oil, Gas & Consumable Fuels) 172 3,003
Sabra Health Care REIT, Inc. (Health Care REITs) 539 10,047
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 822 1,504
Safe Builders, Inc. (Marine Transportation) 127 564
Safehold, Inc. (Specialized REITs) 127 1,967
Safety Insurance Group, Inc. (Insurance) 33 2,333
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 229 3,728
Sana Biotechnology, Inc.
*
(Biotechnology) 302 1,072
Sanara Medtech, Inc.
*
(Health Care Equipment &
Supplies) 7 222
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) 82 925
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 118 13,583
SANUWAVE Health, Inc.
*
(Medical Equipment &
Devices) 16 600
Sapiens International Corp. N.V. (Software) 70 3,010
Satellogic, Inc.
*
(Telecommunications) 156 512
Saul Centers, Inc. (Retail REITs) 28 892
Savara, Inc.
*
(Biotechnology) 259 925
Savers Value Village, Inc.
*
(Broadline Retail) 87 1,153
SB Financial Group
*
(Banking) 13 251
SBC Medical Group Holdings, Inc.
*
(Health Care
Facilities & Services) 13 56
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 48 2,112
Scholar Rock Holding Corp.
*
(Biotechnology) 183 6,815
Scholastic Corp. (Media) 46 1,259
Schrodinger, Inc.
*
(Health Care Technology) 128 2,568
Scilex Holding Co.
*
(Biotech & Pharma) 6 111
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels) 101 5,661
scPharmaceuticals, Inc.
*
(Pharmaceuticals) 89 505
Seacoast Banking Corp. of Florida (Banks) 193 5,873
SEACOR Marine Holdings, Inc.
*
(Energy Equipment &
Services) 47 305
Seadrill, Ltd.
*
(Energy Equipment & Services) 142 4,290
Seaport Entertainment Group Inc
*
(Real Estate Owners
& Developers) 17 389
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 62 3,205
Security National Financial Corp.
*
- Class A (Specialty
Finance) 36 312
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 211 2,256
Select Medical Holdings Corp. (Health Care Providers
& Services) 253 3,249
Selective Insurance Group, Inc. (Insurance) 138 11,187
Selectquote, Inc.
*
(Insurance) 311 610
SELLAS Life Sciences Group, Inc.
*
(Biotech & Pharma) 228 367
Semler Scientific, Inc.
*
(Health Care Equipment &
Supplies) 27 810
SEMrush Holdings, Inc.
*
(Software) 116 821
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 198 14,147
Seneca Foods Corp.
*
- Class A (Food Products) 11 1,187
Sensient Technologies Corp. (Chemicals) 96 9,010
Septerna, Inc.
*
(Pharmaceuticals) 48 903
Serve Robotics, Inc.
*(a)
(Internet Media & Services) 106 1,233
Service Properties Trust (Hotel & Resort REITs) 350 949
ServisFirst Bancshares, Inc. (Banks) 117 9,422
Seven Hills Realty Trust (Mortgage REITs) 33 340
Sezzle, Inc.
*
(Financial Services) 36 2,863
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels) 275 2,071
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 88 8,239
Common Stocks, continued
Shares Value
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 115 $ 1,543
Shoals Technologies Group, Inc.
*
- Class A (Electrical
Equipment) 381 2,823
Shoe Carnival, Inc. (Specialty Retail) 41 852
Shore Bancshares, Inc. (Banks) 70 1,149
ShotSpotter, Inc.
*
(Software) 22 265
Shoulder Innovations, Inc.
*
(Health Care Equipment &
Supplies) 11 138
Shutterstock, Inc. (Interactive Media & Services) 55 1,147
SI-BONE, Inc.
*
(Health Care Equipment & Supplies) 86 1,266
Siebert Financial Corp.
*
(Asset Management) 32 93
Sierra Bancorp (Banks) 28 809
SIGA Technologies, Inc. (Pharmaceuticals) 93 851
Sight Sciences, Inc.
*
(Health Care Equipment &
Supplies) 94 323
Signet Jewelers, Ltd. (Specialty Retail) 91 8,729
Sila Realty Trust, Inc.
*
(Health Care REITs) 126 3,163
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 73 9,572
Silvaco Group, Inc.
*
(Software) 18 97
Silvercrest Asset Management Group, Inc. - Class A
(Capital Markets) 18 284
Simmons First National Corp. - Class A (Banks) 321 6,154
Simulations Plus, Inc. (Health Care Technology) 38 573
Sinclair, Inc.
*
(Media) 88 1,329
Sionna Therapeutics, Inc.
*
(Medical Equipment &
Devices) 28 823
SiriusPoint, Ltd.
*
(Insurance) 232 4,197
SITE Centers Corp. (Retail REITs) 114 1,027
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 48 14,463
Six Flags Entertainment Corp. (Hotels, Restaurants &
Leisure) 217 4,930
SJW Group (Water Utilities) 72 3,506
Skillsoft Corp.
*
(Software) 10 130
Sky Harbour Group Corp.
*
(Transportation
Infrastructure) 48 474
Skyward Specialty Insurance Group, Inc.
*
(Insurance) 81 3,852
SkyWater Technology, Inc.
*
(Semiconductors &
Semiconductor Equipment) 60 1,120
SkyWest, Inc.
*
(Passenger Airlines) 92 9,257
SKYX Platforms Corp.
*
(Electrical Equipment) 140 157
SL Green Realty Corp. (Office REITs) 163 9,750
Sleep Number Corp.
*
(Specialty Retail) 43 302
Slide Insurance Holdings, Inc.
*
(Insurance) 61 963
SM Energy Co. (Oil, Gas & Consumable Fuels) 259 6,467
SmartFinancial, Inc.
*
(Banks) 33 1,179
Smartstop Self Storage REIT, Inc. (REITS & Real Estate
Management) 71 2,672
Smith & Wesson Brands, Inc. (Leisure Products) 100 983
Smith-Midland Corp.
*
(Construction Materials) 6 221
Solaris Energy Infrastructure, Inc.
*
- Class A (Energy
Equipment & Services) 83 3,318
Soleno Therapeutics, Inc.
*
(Biotechnology) 95 6,422
Solesence, Inc.
*
(Household Products) 43 138
Solid Biosciences, Inc.
*
(Biotechnology) 134 827
Solid Power, Inc.
*
(Automobile Components) 346 1,201
Sonic Automotive, Inc. - Class A (Specialty Retail) 34 2,587
Sonida Senior Living, Inc.
*
(Health Care Providers &
Services) 12 333
Sonos, Inc.
*
(Household Durables) 267 4,219
Sound Financial Bancorp, Inc.
*
(Banking) 5 230
SoundHound AI, Inc.
*(a)
- Class A (Software) 830 13,346
South Plains Financial, Inc. (Banks) 29 1,121

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Southern California BanCorp
*
(Banks) 51 $ 851
Southern First Bancshares, Inc.
*
(Banks) 18 794
Southern Missouri Bancorp, Inc. (Banks) 22 1,156
Southland Holdings, Inc.
*
(Construction & Engineering) 29 124
Southside Bancshares, Inc. (Banks) 66 1,865
Southwest Gas Holdings, Inc. (Gas Utilities) 147 11,516
Spectrum Brands Holdings, Inc. (Household Products) 54 2,837
Sphere Entertainment Co.
*
(Entertainment) 63 3,914
Spire Global, Inc.
*
(Professional Services) 62 681
Spire, Inc. (Gas Utilities) 132 10,761
Spok Holdings, Inc. (Wireless Telecommunication
Services) 46 794
Sprinklr, Inc.
*
- Class A (Software) 255 1,969
Sprout Social, Inc.
*
- Class A (Software) 117 1,512
SPS Commerce, Inc.
*
(Software) 86 8,956
SPX Technologies, Inc.
*
(Machinery) 109 20,358
Spyre Therapeutics, Inc.
*
(Biotechnology) 113 1,894
SR BanCorp, Inc.
*
(Banking) 17 257
SSR Mining, Inc. (Metals & Mining) 461 11,258
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 113 3,036
Stagwell, Inc. (Media) 262 1,475
Standard BioTools, Inc.
*
(Life Sciences Tools &
Services) 678 881
Standard Motor Products, Inc. (Automobile
Components) 48 1,959
Standex International Corp. (Machinery) 27 5,721
Starz Entertainment Corp.
*
(Entertainment) 26 383
Steelcase, Inc. - Class A (Commercial Services &
Supplies) 190 3,268
Stellar Bancorp, Inc. (Banks) 107 3,246
Stepan Co. (Chemicals) 49 2,337
StepStone Group, Inc. - Class A (Capital Markets) 158 10,319
Stereotaxis, Inc.
*
(Health Care Equipment & Supplies) 139 432
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 68 23,097
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 163 5,457
Stewart Information Services Corp. (Insurance) 63 4,619
Stitch Fix, Inc.
*
- Class A (Specialty Retail) 244 1,061
Stock Yards Bancorp, Inc. (Banks) 60 4,199
Stoke Therapeutics, Inc.
*
(Biotechnology) 102 2,397
StoneCo, Ltd.
*
(Financial Services) 569 10,760
StoneX Group, Inc.
*
(Capital Markets) 104 10,496
Strategic Education, Inc. (Diversified Consumer
Services) 53 4,559
Strattec Security Corporation
*
(Industrial Intermediate
Products) 9 613
Stratus Properties, Inc.
*
(Real Estate Management &
Development) 15 317
Strawberry Fields REIT, Inc. (Health Care REITs) 17 209
Stride, Inc.
*
(Diversified Consumer Services) 97 14,448
Sturm Ruger & Co., Inc. (Leisure Products) 36 1,565
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 249 1,367
Summit Midstream Corp.
*
(Oil & Gas Producers) 21 431
Sun Country Airlines Holdings, Inc.
*
(Passenger
Airlines) 116 1,370
SunCoke Energy, Inc. (Metals & Mining) 192 1,567
SunOpta, Inc.
*
(Food Products) 217 1,272
Sunrise Realty Trust, Inc. (Mortgage REITs) 23 239
Sunrun, Inc.
*
(Electrical Equipment) 475 8,213
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 432 4,048
Super Group SGHC, Ltd. (Hotels, Restaurants &
Leisure) 361 4,765
Common Stocks, continued
Shares Value
Superior Group of Cos., Inc.
*
(Textiles, Apparel &
Luxury Goods) 26 $ 279
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 122 5,829
Surgery Partners, Inc.
*
(Health Care Providers &
Services) 175 3,787
Surmodics, Inc.
*
(Health Care Equipment & Supplies) 32 956
Sweetgreen, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 235 1,875
SWK Holdings Corp.
*
(Financial Services) 7 102
Sylvamo Corp. (Paper & Forest Products) 78 3,450
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 87 5,946
Synchronoss Technologies, Inc.
*
(Software) 23 140
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 193 2,969
Tactile Systems Technology, Inc.
*
(Health Care
Equipment & Supplies) 52 720
Talkspace, Inc.
*
(Health Care Providers & Services) 327 903
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 273 2,618
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 151 1,833
Tanger, Inc. (Retail REITs) 253 8,562
Tango Therapeutics, Inc.
*
(Biotechnology) 162 1,361
Target Hospitality Corp.
*
(Hotels, Restaurants & Leisure) 73 619
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 89 5,289
Taylor Morrison Home Corp.
*
(Household Durables) 220 14,523
Taysha Gene Therapies, Inc.
*
(Biotechnology) 481 1,573
TechTarget, Inc.
*
(Media) 65 378
Tecnoglass, Inc. (Building Products) 55 3,680
Tectonic Therapeutic, Inc.
*
(Biotech & Pharma) 25 392
Teekay Corp. (Transportation & Logistics) 118 965
Teekay Tankers, Ltd.
*
- Class A (Transportation &
Logistics) 54 2,730
TEGNA, Inc. (Media) 364 7,399
Tejon Ranch Co.
*
(Real Estate Management &
Development) 48 767
Teladoc Health, Inc.
*
(Health Care Technology) 398 3,077
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 226 8,868
Telos Corp.
*
(Software) 122 834
Tenable Holdings, Inc.
*
(Software) 275 8,019
Tennant Co. (Machinery) 43 3,486
Terawulf, Inc.
*
(Software) 643 7,343
Terex Corp. (Machinery) 146 7,490
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 164 1,232
Terreno Realty Corp. (Industrial REITs) 232 13,165
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 288 1,656
Tevogen Bio Holdings, Inc.
*
(Biotechnology) 68 53
Texas Capital Bancshares, Inc.
*
(Banks) 103 8,707
TG Therapeutics, Inc.
*
(Biotechnology) 329 11,885
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 74 2,946
The Arena Group Holdings, Inc.
*
(Advertising &
Marketing) 29 159
The Baldwin Insurance Group, Inc.
*
(Insurance) 159 4,485
The Bancorp, Inc.
*
(Banks) 103 7,714
The Bank of NT Butterfield & Son, Ltd. (Banks) 95 4,077
The Beauty Health Co.
*
(Personal Care Products) 259 515
The Brink's Co. (Commercial Services & Supplies) 95 11,102
The Buckle, Inc. (Specialty Retail) 72 4,224
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 105 5,737
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 83 4,841
The Chemours Co.
*
(Chemicals) 341 5,401

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
The E.W. Scripps Co.
*
- Class A (Media) 142 $ 349
The Eastern Co.
*
(Machinery) 13 305
The Ensign Group, Inc. (Health Care Providers &
Services) 127 21,942
The First Bancorp, Inc. (Banks) 24 630
The GEO Group, Inc.
*
(Commercial Services &
Supplies) 307 6,290
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 592 4,428
The Gorman-Rupp Co. (Machinery) 48 2,228
The Greenbrier Cos., Inc. (Machinery) 69 3,186
The Hackett Group, Inc.
*
(IT Services) 57 1,084
The Hain Celestial Group, Inc.
*
(Food Products) 205 324
The Honest Co., Inc.
*
(Personal Care Products) 211 776
The Joint Corp.
*
(Health Care Providers & Services) 32 305
The Lovesac Co.
*
(Household Durables) 30 508
The Macerich Co. (Retail REITs) 576 10,483
The Manitowoc Co., Inc.
*
(Machinery) 78 781
The Marcus Corp.
*
(Entertainment) 53 822
The ODP Corp.
*
(Specialty Retail) 63 1,755
The Pennant Group, Inc.
*
(Health Care Providers &
Services) 77 1,942
The Real Brokerage, Inc.
*
(Real Estate Management &
Development) 240 1,003
The RealReal, Inc.
*
(Specialty Retail) 216 2,296
The RMR Group, Inc.
*
- Class A (Real Estate
Management & Development) 35 551
The Simply Good Foods Co.
*
(Food Products) 213 5,287
The St. Joe Co. (Real Estate Management &
Development) 86 4,255
The Vita Coco Co., Inc.
*
(Beverages) 100 4,247
The York Water Co.
*
(Water Utilities) 33 1,004
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 86 1,256
Thermon Group Holdings, Inc.
*
(Electrical Equipment) 74 1,977
Third Coast Bancshares, Inc.
*
(Banks) 29 1,101
ThredUp, Inc.
*
- Class A (Specialty Retail) 209 1,975
Thryv Holdings, Inc.
*
(Media) 84 1,013
Tidewater, Inc.
*
(Energy Equipment & Services) 111 5,920
Tile Shop Holdings, Inc. (Specialty Retail) 65 393
Timberland Bancorp, Inc./WA (Banks) 17 566
TimkenSteel Corp.
*
(Metals & Mining) 83 1,372
Tiptree, Inc. (Insurance) 53 1,016
Titan America SA
*
(Construction Materials) 55 822
Titan International, Inc. (Machinery) 110 832
Titan Machinery, Inc.
*
(Trading Companies &
Distributors) 47 787
Tompkins Financial Corp. (Banks) 31 2,053
Tonix Pharmaceuticals Holding Corp.
*
(Biotech &
Pharma) 20 483
Tootsie Roll Industries, Inc.
*
(Food Products) 41 1,719
Topgolf Callaway Brands Corp.
*
(Leisure Products) 299 2,841
Torrid Holdings, Inc.
*
(Specialty Retail) 76 133
Tourmaline Bio, Inc.
*
(Biotechnology) 40 1,913
TowneBank (Banks) 166 5,739
TPG RE Finance Trust, Inc. (Mortgage REITs) 153 1,310
Traeger, Inc.
*
(Household Durables) 75 92
Transcat, Inc.
*
(Trading Companies & Distributors) 21 1,537
Transcontinental Realty Investors, Inc.
*
(Real Estate
Management & Development) 4 185
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 75 8,415
Transocean, Ltd. (Energy Equipment & Services) 1,934 6,034
TRAVELZOO INC.
*
(Internet Media & Services) 14 138
Travere Therapeutics, Inc.
*
(Biotechnology) 200 4,780
Common Stocks, continued
Shares Value
Treace Medical Concepts, Inc.
*
(Health Care Equipment
& Supplies) 108 $ 725
Tredegar Corp.
*
(Metals & Mining) 60 482
TreeHouse Foods, Inc.
*
(Food Products) 114 2,304
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 198 1,812
Tri Pointe Homes, Inc.
*
(Household Durables) 196 6,658
TriCo Bancshares (Banks) 69 3,064
Triller Group, Inc.
*
(Internet Media & Services) 233 193
TriMas Corp. (Containers & Packaging) 75 2,898
TriNet Group, Inc. (Professional Services) 68 4,549
Trinity Industries, Inc. (Machinery) 186 5,215
Trinseo PLC
*
(Chemicals) 77 181
TripAdvisor, Inc.
*
(Interactive Media & Services) 264 4,292
TriSalus Life Sciences, Inc.
*
(Biotech & Pharma) 42 195
Triumph Financial, Inc.
*
(Banks) 51 2,552
Tronox Holdings PLC - Class A (Chemicals) 271 1,089
TrueBlue, Inc.
*
(Professional Services) 65 398
TrueCar, Inc.
*
(Interactive Media & Services) 178 328
Trupanion, Inc.
*
(Insurance) 84 3,636
TrustCo Bank Corp. (Banks) 42 1,525
Trustmark Corp. (Banks) 129 5,108
TSS Inc/MD
*
(Engineering & Construction) 41 743
TTEC Holdings, Inc. (Professional Services) 45 151
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 228 13,133
Tucows, Inc.
*
- Class A (IT Services) 15 278
TuHURA Biosciences, Inc.
*
(Biotech & Pharma) 58 144
Turning Point Brands, Inc. (Tobacco) 39 3,855
Turtle Beach Corp.
*
(Technology Hardware, Storage &
Peripherals) 34 541
Tutor Perini Corp.
*
(Construction & Engineering) 101 6,625
Tvardi Therapeutics, Inc.
*
(Biotech & Pharma) 11 429
Twist Bioscience Corp.
*
(Biotechnology) 134 3,771
Two Harbors Investment Corp. (Mortgage REITs) 237 2,339
TXNM Energy, Inc. (Electric Utilities) 221 12,498
Tyra Biosciences, Inc.
*
(Biotechnology) 55 769
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 34 2,888
Udemy, Inc.
*
(Diversified Consumer Services) 220 1,542
UFP Industries, Inc. (Building Products) 137 12,808
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 17 3,393
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 101 2,752
UMB Financial Corp. (Banks) 165 19,527
UMH Properties, Inc. (Residential REITs) 180 2,673
UniFirst Corp. (Commercial Services & Supplies) 34 5,684
Union Bankshares, Inc./Morrisville VT
*
(Banking) 8 198
Unisys Corp.
*
(IT Services) 151 589
United Bankshares, Inc. (Banks) 321 11,944
United Community Banks, Inc. (Banks) 277 8,684
United Fire Group, Inc. (Insurance) 48 1,460
United Insurance Holdings Corp.
*
(Insurance) 55 626
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 136 5,116
United Security Bancshares/Fresno CA
*
(Banking) 31 289
United States Antimony Corp.
*
(Metals & Mining) 211 1,308
United States Lime & Minerals, Inc. (Construction
Materials) 25 3,289
Uniti Group, Inc. (Specialized REITs) 325 1,989
Unitil Corp. (Multi-Utilities) 37 1,771
Unity Bancorp, Inc. (Banks) 17 831
Universal Corp.
*
(Tobacco) 55 3,073
Universal Health Realty Income Trust (Health Care
REITs) 29 1,136

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Universal Insurance Holdings, Inc. (Insurance) 58 $ 1,525
Universal Logistics Holdings, Inc. (Ground
Transportation) 15 352
Universal Technical Institute, Inc.
*
(Diversified
Consumer Services) 106 3,450
Univest Financial Corp. (Banks) 65 1,951
Upbound Group, Inc. (Specialty Retail) 119 2,812
Upstart Holdings, Inc.
*
(Consumer Finance) 191 9,703
Upstream Bio, Inc.
*
(Biotechnology) 74 1,392
Upwork, Inc.
*
(Professional Services) 279 5,181
Uranium Energy Corp.
*
(Oil, Gas & Consumable Fuels) 964 12,860
Urban Edge Properties (Retail REITs) 288 5,895
Urban Outfitters, Inc.
*
(Specialty Retail) 139 9,929
UroGen Pharma, Ltd.
*
(Biotechnology) 84 1,676
US Gold Corp.
*
(Metals & Mining) 28 461
US Goldmining, Inc.
*
(Metals & Mining) 4 51
USANA Health Sciences, Inc.
*
(Personal Care Products) 25 689
USCB Financial Holdings, Inc. (Banks) 24 419
Utah Medical Products, Inc. (Health Care Equipment &
Supplies) 7 441
Utz Brands, Inc. (Food Products) 164 1,993
V2X, Inc.
*
(Aerospace & Defense) 44 2,556
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels) 235 945
Valaris, Ltd.
*
(Energy Equipment & Services) 144 7,023
Valhi, Inc. (Chemicals) 5 79
Valley National Bancorp (Banks) 1,099 11,649
Value Line, Inc. (Capital Markets) 2 78
Vanda Pharmaceuticals, Inc.
*
(Biotechnology) 126 629
Varex Imaging Corp.
*
(Health Care Equipment &
Supplies) 93 1,153
Varonis Systems, Inc.
*
(Software) 250 14,368
Vaxcyte, Inc.
*
(Biotechnology) 259 9,329
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 130 3,956
Velocity Financial, Inc.
*
(Financial Services) 22 399
Vera Therapeutics, Inc.
*
(Biotechnology) 117 3,400
Veracyte, Inc.
*
(Biotechnology) 178 6,111
Verastem, Inc.
*
(Biotechnology) 103 909
Verde Clean Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 9 27
Vericel Corp.
*
(Biotechnology) 114 3,588
Verint Systems, Inc.
*
(Software) 136 2,754
Veritex Holdings, Inc. (Banks) 120 4,024
Verra Mobility Corp.
*
- Class A (Professional Services) 362 8,941
Vertex, Inc.
*
- Class A (Software) 147 3,644
Vestis Corp. (Commercial Services & Supplies) 261 1,182
Viad Corp.
*
(Commercial Services & Supplies) 48 1,737
Viant Technology, Inc.
*
- Class A (Software) 31 268
Viasat, Inc.
*
(Communications Equipment) 267 7,823
Viavi Solutions, Inc.
*
(Communications Equipment) 502 6,370
Vicor Corp.
*
(Electrical Equipment) 53 2,635
Victoria's Secret & Co.
*
(Specialty Retail) 157 4,261
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 100 6,476
Viemed Healthcare, Inc.
*
(Health Care Providers &
Services) 79 536
Village Super Market, Inc. - Class A (Consumer Staples
Distribution & Retail) 21 785
Vimeo, Inc.
*
(Interactive Media & Services) 335 2,596
Vir Biotechnology, Inc.
*
(Biotechnology) 202 1,153
Virco Mfg. Corp.
*
(Commercial Services & Supplies) 24 186
Virginia National Bankshares Corp. (Banks) 11 427
Viridian Therapeutics, Inc.
*
(Biotechnology) 159 3,431
Virtus Investment Partners, Inc. (Capital Markets) 15 2,850
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 274 4,192
Common Stocks, continued
Shares Value
Vishay Precision Group, Inc.
*
(Electronic Equipment,
Instruments & Components) 27 $ 865
Visteon Corp.
*
(Automobile Components) 62 7,431
Vital Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 68 1,149
Vital Farms, Inc.
*
(Food Products) 78 3,210
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels) 67 1,556
Vivid Seats, Inc. (Entertainment) 7 116
Vox Royalty Corp.
*
(Metals & Mining) 101 434
Voyager Technologies, Inc.
*
(Aerospace & Defense) 31 923
Voyager Therapeutics, Inc.
*
(Biotechnology) 105 490
Vroom, Inc.
*
(Specialty Finance) 2 54
VSE Corp. (Commercial Services & Supplies) 46 7,647
VTEX
*
(Software) 131 574
Vuzix Corp.
*
(Technology Hardware) 145 454
W&T Offshore, Inc.
*
(Oil, Gas & Consumable Fuels) 225 410
Wabash National Corp. (Machinery) 93 918
WaFd, Inc.
*
(Banks) 44 1,272
Waldencast PLC
*
- Class A (Personal Care Products) 96 190
Walker & Dunlop, Inc. (Financial Services) 75 6,272
Warby Parker, Inc.
*
- Class A (Specialty Retail) 223 6,150
Warrior Met Coal, Inc. (Metals & Mining) 118 7,510
Washington Federal, Inc. (Banks) 179 5,422
Waterstone Financial, Inc. (Financial Services) 35 546
Watts Water Technologies, Inc. - Class A (Machinery) 62 17,314
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 254 1,859
Waystar Holding Corp.
*
(Health Care Technology) 248 9,403
WD-40 Co. (Household Products) 31 6,126
Weave Communications, Inc.
*
(Software) 132 882
WEBTOON Entertainment, Inc.
*
(Interactive Media &
Services) 41 796
Weis Markets, Inc. (Consumer Staples Distribution &
Retail) 37 2,659
Werner Enterprises, Inc. (Ground Transportation) 131 3,448
WesBanco, Inc. (Banks) 215 6,865
West Bancorp, Inc.
*
(Banks) 34 691
Westamerica Bancorp (Banks) 56 2,799
Western New England Bancorp, Inc.
*
(Banking) 41 492
Westrock Coffee Co.
*
(Food Products) 82 399
WESTWOOD HOLDINGS GROUP INC
*
(Asset
Management) 17 280
Weyco Group, Inc. (Distributors) 14 421
Whitestone REIT (Retail REITs) 102 1,253
WideOpenWest, Inc.
*
(Media) 115 593
Willdan Group, Inc.
*
(Professional Services) 31 2,997
Willis Lease Finance Corp. (Trading Companies &
Distributors) 6 823
Winmark Corp. (Specialty Retail) 7 3,484
Winnebago Industries, Inc. (Automobiles) 62 2,074
WisdomTree, Inc. (Capital Markets) 273 3,795
WM Technology, Inc.
*
(Software) 198 230
WNS Holdings, Ltd.
*
(Professional Services) 85 6,483
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 183 5,022
Workiva, Inc.
*
(Software) 114 9,813
World Acceptance Corp.
*
(Consumer Finance) 6 1,015
World Kinect Corp. (Oil, Gas & Consumable Fuels) 125 3,244
Worthington Enterprises, Inc. (Household Durables) 71 3,940
Worthington Steel, Inc. (Metals & Mining) 74 2,249
WSFS Financial Corp. (Banks) 127 6,849
XCF Global, Inc.
*
(Oil, Gas & Consumable Fuels) 80 105
Xencor, Inc.
*
(Biotechnology) 160 1,877
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 224 3,073
Xenon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 172 6,905
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 348 2,833

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Xerox Holdings Corp. (Technology Hardware, Storage
& Peripherals) 267 $ 1,004
XOMA Royalty Corp.
*
(Biotechnology) 21 809
Xometry, Inc.
*
- Class A (Trading Companies &
Distributors) 98 5,338
XPEL, Inc.
*
(Automobile Components) 55 1,819
Xperi, Inc.
*
(Software) 101 654
Xponential Fitness, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 62 483
Yelp, Inc.
*
(Interactive Media & Services) 140 4,367
Yext, Inc.
*
(Software) 230 1,960
Zenas Biopharma, Inc.
*
(Biotechnology) 37 821
Zeta Global Holdings Corp.
*
- Class A (Software) 422 8,385
Zevia PBC
*
- Class A (Beverages) 77 209
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 123 1,170
Ziff Davis, Inc.
*
(Interactive Media & Services) 95 3,620
Zimvie, Inc.
*
(Health Care Equipment & Supplies) 63 1,193
ZipRecruiter, Inc.
*
(Interactive Media & Services) 154 650
Zspace, Inc.
*
(Software) 10 10
Zumiez, Inc.
*
(Specialty Retail) 32 628
Zurn Elkay Water Solutions Corp. (Building Products) 341 16,038
Zymeworks, Inc.
*
(Biotechnology) 113 1,930
TOTAL COMMON STOCKS
  (Cost $3,869,667) 6,421,208
Rights ( 0 .0% )
Shares Value
Cartesian Therapeutics, Inc.
*†CVR
(Biotechnology) 445 –
Chinook Therapeutics
*†CVR
(Biotechnology) 222 –
TOTAL RIGHTS
  (Cost $–) –
Trust ( 0.0% )
Interest Units Value
Ferroglobe Representation and Warranty
Insurance
*†
(Metals & Mining) 250 $ –
TOTAL TRUST
(Cost $–) –
Repurchase Agreements
(b) (c)
( 24 .0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $2,060,230 $ 2,060,000 $ 2,060,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,060,000) 2,060,000
Collateral for Securities Loaned
(d)
( 1 .5% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(e)
129,462 129,462
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $129,462) 129,462
TOTAL INVESTMENT SECURITIES
  (Cost $6,059,129)— 100.5% 8,610,670
Net other assets (liabilities) — ( 0 .5 ) % (40,597)
NET ASSETS — 100.0% $ 8,570,073
*
Non-income producing security.
†
These securities were fair valued based on procedures approved by the Board of
Trustees. As of September 30, 2025, these securities represented 0.0% of the net assets of the Fund.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $124,622.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $201,000.
(d)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME E-mini Russell 2000 Index Futures Contracts 4 12/22/25 $ 491,100 $ 10,594
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 10/27/25 4.64% $ 1,264,533 $ 1,052
Russell 2000 Index UBS AG 10/27/25 4.79% 404,456 335
$1,668,989 $1,387
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Small-Cap invested in the following industries as of September 30, 2025:

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap
Value
% of Net
Assets
Advertising & Marketing $ 954  NM
Aerospace & Defense 120,881 1.4%
Air Freight & Logistics 6,352 0.1%
Apparel & Textile Products 1,634  NM
Asset Management 6,579 0.1%
Automobile Components 80,309 0.9%
Automobiles 2,468  NM
Automotive 6,387 0.1%
Banking 13,403 0.1%
Banks 626,543 7.3%
Beverages 7,224 0.1%
Biotech & Pharma 34,527 0.4%
Biotechnology 467,754 5.5%
Broadline Retail 6,280 0.1%
Building Products 88,384 1.0%
Cable & Satellite 1,427  NM
Capital Markets 103,162 1.2%
Chemicals 106,253 1.2%
Commercial Services & Supplies 116,135 1.4%
Commercial Support Services 1,770  NM
Communications Equipment 54,873 0.6%
Construction & Engineering 153,346 1.8%
Construction Materials 14,325 0.2%
Consumer Finance 60,651 0.7%
Consumer Staples Distribution & Retail 31,688 0.4%
Containers & Packaging 14,775 0.2%
Distributors 3,124  NM
Diversified Consumer Services 85,928 1.0%
Diversified Telecommunication Services 25,512 0.3%
Electric Utilities 79,071 0.9%
Electrical Equipment 144,274 1.7%
Electronic Equipment, Instruments & Components 211,375 2.5%
Energy Equipment & Services 101,532 1.2%
Engineering & Construction 1,022  NM
Entertainment 31,327 0.4%
Entertainment Content 881  NM
Equity REIT - Diversified 37,875 0.4%
Financial Services 153,603 1.8%
Food Products 50,705 0.6%
Forestry, Paper & Wood Products 879  NM
Gas & Water Utilities 11,226 0.1%
Gas Utilities 55,874 0.6%
Ground Transportation 19,563 0.2%
Health Care Equipment & Supplies 150,985 1.8%
Health Care Facilities & Services 5,578 0.1%
Health Care Providers & Services 200,368 2.3%
Health Care REITs 62,732 0.7%
Health Care Technology 24,586 0.3%
Hotel & Resort REITs 38,324 0.5%
Hotels, Restaurants & Leisure 105,752 1.2%
Household Durables 119,286 1.4%
Household Products 18,164 0.2%
Independent Power/Renewable Electricity Producers 13,588 0.2%
Industrial Conglomerates 1,777  NM
Industrial Intermediate Products 612  NM
Industrial REITs 25,246 0.3%
Institutional Financial Services 5,332 0.1%
Insurance 126,471 1.5%
Interactive Media & Services 38,918 0.5%
Internet Media & Services 3,626  NM
IT Services 45,203 0.5%
Leisure Facilities & Services 6,329 0.1%
Leisure Products 30,360 0.4%
Life Sciences Tools & Services 20,525 0.2%
Machinery 242,529 2.8%
Value
% of Net
Assets
Marine Transportation $ 11,614 0.1%
Media 59,732 0.7%
Medical Equipment & Devices 9,588 0.1%
Metals & Mining 133,398 1.6%
Mortgage REITs 54,749 0.7%
Multi-Utilities 27,020 0.3%
Office REITs 41,314 0.5%
Oil & Gas Producers 2,415  NM
Oil & Gas Services & Equipment 2,551  NM
Oil, Gas & Consumable Fuels 195,750 2.3%
Paper & Forest Products 4,197  NM
Passenger Airlines 34,846 0.4%
Personal Care Products 13,036 0.1%
Pharmaceuticals 107,609 1.2%
Professional Services 117,335 1.4%
Real Estate Management & Development 46,092 0.6%
Real Estate Owners & Developers 538  NM
Real Estate Services 475  NM
REITS & Real Estate Management 2,673  NM
Renewable Energy 8,063 0.1%
Residential REITs 24,247 0.3%
Retail - Discretionary 876  NM
Retail REITs 75,561 0.9%
Semiconductors 646  NM
Semiconductors & Semiconductor Equipment 224,677 2.6%
Software 404,681 4.8%
Specialized REITs 24,241 0.3%
Specialty Finance 3,905  NM
Specialty Retail 145,513 1.7%
Steel 547  NM
Technology Hardware 3,278  NM
Technology Hardware, Storage & Peripherals 48,030 0.6%
Technology Services 5,063 0.1%
Telecommunications 4,660 0.1%
Textiles, Apparel & Luxury Goods 39,618 0.5%
Tobacco 7,038 0.1%
Trading Companies & Distributors 68,768 0.8%
Transportation & Logistics 4,841 0.1%
Transportation Infrastructure 474  NM
Water Utilities 21,909 0.3%
Wholesale - Discretionary 329  NM
Wireless Telecommunication Services 11,165 0.1%
Other
**
2,148,865 25.0%
Total $ 8,570,073 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Growth
Common Stocks (100.0%)
Shares Value
A10 Networks, Inc.
*
(Software) 970 $ 17,606
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 1,930 41,186
Acadia Realty Trust (Retail REITs) 2,025 40,804
Acadian Asset Management, Inc. (Capital Markets) 594 28,607
ACI Worldwide, Inc.
*
(Software) 2,311 121,951
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 660 25,826
Acushnet Holdings Corp. (Leisure Products) 346 27,158
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 253 29,851
Adeia , Inc. (Software) 907 15,238
ADMA Biologics, Inc.
*
(Biotechnology) 5,346 78,372
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 806 124,487
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 414 70,438
Agilysys , Inc.
*
(Software) 568 59,782
Alamo Group, Inc. (Machinery) 106 20,235
Alarm.com Holdings, Inc.
*
(Software) 670 35,564
Albany International Corp. (Machinery) 330 17,589
Alkermes PLC
*
(Biotechnology) 2,366 70,980
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 266 7,437
Alpha Metallurgical Resources, Inc. (Metals & Mining) 155 25,434
American Assets Trust, Inc. (Equity REIT - Diversified) 624 12,680
American States Water Co. (Water Utilities) 432 31,674
Ameris Bancorp (Banks) 690 50,584
AMERISAFE, Inc. (Insurance) 191 8,373
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 505 13,458
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 387 35,449
Apogee Enterprises, Inc. (Building Products) 482 21,001
Apollo Medical Holdings, Inc.
*
(Health Care Providers
& Services) 962 27,273
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 2,420 29,064
Archrock , Inc. (Energy Equipment & Services) 3,939 103,634
Arcosa , Inc. (Construction & Engineering) 703 65,878
Arcus Biosciences, Inc.
*
(Biotechnology) 1,550 21,080
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,333 22,594
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 1,152 8,076
ARMOUR Residential REIT, Inc. (Mortgage REITs) —
(a)
6
Armstrong World Industries, Inc. (Building Products) 969 189,934
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 1,207 41,629
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 758 32,897
Artivion , Inc.
*
(Health Care Equipment & Supplies) 930 39,376
Assured Guaranty, Ltd. (Insurance) 491 41,563
Atlas Energy Solutions, Inc.
(b)
(Energy Equipment &
Services) 1,719 19,545
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 415 40,521
Axos Financial, Inc.
*
(Banks) 1,263 106,912
Azenta , Inc. (Life Sciences Tools & Services) 448 12,867
AZZ, Inc. (Building Products) 672 73,335
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 660 117,863
Balchem Corp. (Chemicals) 727 109,094
BancFirst Corp. (Banks) 462 58,420
Bank of Hawaii Corp. (Banks) 410 26,912
BankUnited , Inc. (Banks) 775 29,574
Banner Corp. (Banks) 395 25,873
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 451 17,386
BGC Group, Inc. - Class A (Capital Markets) 4,496 42,532
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 869 22,168
BlackLine , Inc.
*
(Software) 1,165 61,862
Common Stocks, continued
Shares Value
Boot Barn Holdings, Inc.
*
(Specialty Retail) 684 $ 113,353
Box, Inc.
*
- Class A (Software) 3,243 104,652
Brady Corp. - Class A (Commercial Services &
Supplies) 628 49,003
Brinker International, Inc. (Hotels, Restaurants &
Leisure) 996 126,172
Cactus, Inc. - Class A (Energy Equipment & Services) 1,536 60,626
Calix, Inc.
*
(Communications Equipment) 532 32,649
Cal-Maine Foods, Inc. (Food Products) 1,021 96,077
CareTrust REIT, Inc. (Health Care REITs) 2,418 83,857
Cargurus , Inc.
*
(Interactive Media & Services) 1,905 70,923
Cars.com, Inc.
*
(Interactive Media & Services) 564 6,892
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 2,577 50,767
Cathay General Bancorp (Banks) 774 37,160
Cavco Industries, Inc.
*
(Household Durables) 177 102,789
Centerspace (Residential REITs) 210 12,369
Central Pacific Financial Corp. (Banks) 375 11,378
Century Aluminum Co.
*
(Metals & Mining) 1,192 34,997
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 257 6,787
Champion Homes, Inc.
*
(Household Durables) 1,266 96,684
Chesapeake Utilities Corp. (Gas Utilities) 300 40,407
Cinemark Holdings, Inc. (Entertainment) 2,294 64,278
City Holding Co. (Banks) 324 40,134
Cleanspark , Inc.
*(b)
(Software) 6,296 91,292
Clear Secure, Inc. - Class A (Software) 1,943 64,857
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 1,064 40,804
Cohen & Steers, Inc. (Capital Markets) 617 40,481
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 705 24,668
Community Financial System, Inc. (Banks) 758 44,449
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 904 17,926
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 1,095 22,918
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 2,101 174,615
Core Laboratories, Inc. (Energy Equipment & Services) 505 6,242
Core Natural Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 1,153 96,253
CoreCivic , Inc. (Commercial Services & Supplies) 1,271 25,865
CorVel Corp.
*
(Health Care Providers & Services) 701 54,271
CSG Systems International, Inc. (Professional Services) 313 20,151
CSW Industrials, Inc. (Building Products) 376 91,274
CTS Corp. (Electronic Equipment, Instruments &
Components) 396 15,816
Curbline Properties Corp.
*
(Retail REITs) 2,168 48,346
CVB Financial Corp. (Banks) 1,190 22,503
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 604 10,969
DiamondRock Hospitality Co. (Hotel & Resort REITs) 4,592 36,552
Digi International, Inc.
*
(Communications Equipment) 490 17,865
DigitalOcean Holdings, Inc.
*
(IT Services) 1,530 52,265
DNOW, Inc.
*
(Trading Companies & Distributors) 1,368 20,862
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 259 13,320
Dorman Products, Inc.
*
(Automobile Components) 623 97,113
DoubleVerify Holdings, Inc.
*
(Software) 1,705 20,426
Douglas Emmett, Inc. (Office REITs) 2,176 33,880
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 646 16,744
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 284 33,816
Dycom Industries, Inc.
*
(Construction & Engineering) 647 188,769
Dynavax Technologies Corp.
*
(Biotechnology) 916 9,096
Element Solutions, Inc. (Chemicals) 2,340 58,898
Elme Communities (Residential REITs) 1,165 19,643
Employers Holdings, Inc. (Insurance) 274 11,640
Enact Holdings, Inc.
*
(Financial Services) 152 5,828

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap Growth
Common Stocks, continued
Shares Value
Energizer Holdings, Inc. (Household Products) 572 $ 14,237
Enerpac Tool Group Corp. (Machinery) 1,208 49,528
Enova International, Inc.
*
(Consumer Finance) 560 64,450
Enpro , Inc. (Machinery) 292 65,992
ePlus , Inc.
*
(Electronic Equipment, Instruments &
Components) 277 19,670
ESCO Technologies, Inc. (Machinery) 579 122,233
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 4,438 132,074
Etsy, Inc.
*
( Broadline Retail) 1,088 72,232
EVERTEC, Inc. (Financial Services) 932 31,483
Everus Construction Group, Inc.
*
(Construction &
Engineering) 548 46,991
Extreme Networks, Inc.
*
(Communications Equipment) 1,421 29,344
FB Financial Corp. (Banks) 424 23,634
Federal Signal Corp. (Machinery) 1,362 162,064
First Bancorp (Banks) 2,178 48,025
First Commonwealth Financial Corp. (Banks) 1,097 18,704
First Financial Bancorp (Banks) 1,009 25,477
First Hawaiian, Inc. (Banks) 1,201 29,821
FormFactor , Inc.
*
(Semiconductors & Semiconductor
Equipment) 778 28,335
Forward Air Corp. (Air Freight & Logistics) 191 4,897
Four Corners Property Trust, Inc. (Specialized REITs) 1,263 30,817
Franklin Electric Co., Inc. (Machinery) 523 49,790
Freshpet , Inc.
*
(Retail - Discretionary) 1,093 60,235
Frontdoor , Inc.
*
(Diversified Consumer Services) 1,632 109,817
Fulton Financial Corp. (Banks) 1,917 35,714
Gates Industrial Corp. PLC
*
(Machinery) 3,808 94,515
Getty Realty Corp. (Retail REITs) 501 13,442
Glaukos Corp.
*
(Health Care Equipment & Supplies) 1,285 104,792
Gogo , Inc.
*
(Wireless Telecommunication Services) 770 6,614
Goosehead Insurance, Inc. - Class A (Insurance) 568 42,271
Granite Construction, Inc. (Construction & Engineering) 981 107,567
Green Brick Partners, Inc.
*
(Household Durables) 683 50,446
Grid Dynamics Holdings, Inc.
*
(IT Services) 978 7,540
Griffon Corp. (Building Products) 876 66,707
Group 1 Automotive, Inc. (Specialty Retail) 139 60,814
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 1,499 46,019
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods) 4,201 27,685
Harmonic, Inc.
*
(Communications Equipment) 1,301 13,244
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 889 24,501
Hawkins, Inc. (Chemicals) 467 85,330
HCI Group, Inc. (Insurance) 241 46,255
HealthStream , Inc. (Health Care Technology) 308 8,698
Hecla Mining Co. (Metals & Mining) 4,147 50,179
Heidrick & Struggles International, Inc. (Professional
Services) 251 12,492
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 1,745 11,447
Helmerich & Payne, Inc. (Energy Equipment &
Services) 1,292 28,540
Highwoods Properties, Inc. (Office REITs) 1,477 46,998
HNI Corp. (Commercial Services & Supplies) 534 25,018
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 553 66,338
Impinj , Inc.
*
(Semiconductors & Semiconductor
Equipment) 580 104,835
Ingevity Corp.
*
(Chemicals) 417 23,014
Innospec , Inc. (Chemicals) 278 21,450
Innovative Industrial Properties, Inc. (Industrial REITs) 427 22,879
Innoviva , Inc.
*
(Pharmaceuticals) 738 13,469
Inspire Medical Systems, Inc.
*
(Health Care Equipment
& Supplies) 603 44,743
Installed Building Products, Inc. (Household Durables) 511 126,044
Common Stocks, continued
Shares Value
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 785 $ 81,114
Inter Parfums , Inc. (Personal Care Products) 410 40,336
InterDigital , Inc. (Software) 578 199,544
Interface, Inc. (Commercial Services & Supplies) 1,307 37,825
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 517 23,823
Itron , Inc.
*
(Electronic Equipment, Instruments &
Components) 1,024 127,549
J & J Snack Foods Corp. (Food Products) 192 18,449
John Bean Technologies Corp. (Machinery) 489 68,680
John Wiley & Sons, Inc. - Class A (Media) 542 21,934
Kadant , Inc. (Machinery) 264 78,561
KAR Auction Services, Inc.
*
(Commercial Services &
Supplies) 2,381 68,524
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 996 8,287
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 440 18,806
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 1,474 54,494
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 1,145 91,336
Korn Ferry (Professional Services) 727 50,875
Krystal Biotech, Inc.
*
(Biotechnology) 577 101,858
Lakeland Financial Corp. (Banks) 308 19,774
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 466 40,780
Liberty Energy, Inc. (Energy Equipment & Services) 1,996 24,631
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 242 42,868
Lindsay Corp. (Machinery) 109 15,321
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 532 14,593
LiveRamp Holdings, Inc.
*
(Software) 764 20,735
LTC Properties, Inc. (Health Care REITs) 483 17,803
Lumen Technologies, Inc. (Diversified
Telecommunication Services) 10,786 66,011
M/I Homes, Inc.
*
(Household Durables) 313 45,210
Mack-Cali Realty Corp. (Residential REITs) 782 11,886
Madison Square Garden Sports Corp.
*
(Entertainment) 402 91,254
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 2,657 63,423
MARA Holdings, Inc.
*(b)
(Software) 8,298 151,521
Matson, Inc. (Marine Transportation) 456 44,957
Mercury General Corp. (Insurance) 596 50,529
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 1,327 110,445
MGE Energy, Inc. (Electric Utilities) 507 42,680
Middlesex Water Co. (Water Utilities) 202 10,932
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 5,494 127,791
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 1,034 5,511
Moelis & Co. - Class A (Capital Markets) 847 60,408
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 278 29,424
Moog, Inc. - Class A (Aerospace & Defense) 637 132,286
Mueller Water Products, Inc. - Class A (Machinery) 3,501 89,346
MYR Group, Inc.
*
(Construction & Engineering) 198 41,190
N-able, Inc.
*
(Software) 739 5,764
National Bank Holdings Corp. - Class A (Banks) 384 14,838
National Beverage Corp. (Beverages) 273 10,079
National HealthCare Corp. (Health Care Providers &
Services) 178 21,629
NBT Bancorp, Inc. (Banks) 516 21,548
NCR Atleos Corp.
*
(Financial Services) 725 28,500
NeoGenomics , Inc.
*
(Health Care Providers & Services) 1,303 10,059

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Growth
Common Stocks, continued
Shares Value
NexPoint Residential Trust, Inc. (Residential REITs) 488 $ 15,723
NMI Holdings, Inc.
*
- Class A (Financial Services) 1,738 66,634
Noble Corp. PLC
*
(Energy Equipment & Services) 1,770 50,056
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 2,175 53,940
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 2,245 55,631
OFG Bancorp (Banks) 589 25,616
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 353 87,982
Otter Tail Corp. (Electric Utilities) 423 34,673
Outfront Media, Inc. (Specialized REITs) 3,259 59,705
Palomar Holdings, Inc.
*
(Insurance) 600 70,050
Park National Corp. (Banks) 212 34,456
Pathward Financial, Inc. (Banks) 514 38,041
Patrick Industries, Inc. (Automobile Components) 357 36,925
Payoneer Global, Inc.
*
(Financial Services) 6,539 39,561
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 716 18,487
Pebblebrook Hotel Trust (Hotel & Resort REITs) 1,329 15,137
Perdoceo Education Corp. (Diversified Consumer
Services) 725 27,304
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 457 18,490
Phillips Edison & Co., Inc. (Retail REITs) 1,238 42,501
Phinia , Inc. (Automobile Components) 445 25,579
Photronics , Inc.
*
(Semiconductors & Semiconductor
Equipment) 566 12,990
Piper Sandler Cos. (Capital Markets) 372 129,081
Pitney Bowes, Inc. (Commercial Services & Supplies) 1,668 19,032
PJT Partners, Inc. - Class A (Capital Markets) 544 96,685
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 411 59,468
Powell Industries, Inc. (Electrical Equipment) 211 64,315
Preferred Bank (Banks) 258 23,321
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 661 41,246
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 1,784 44,422
PROG Holdings, Inc. (Consumer Finance) 886 28,671
Progress Software Corp. (Software) 966 42,436
Progyny , Inc.
*
(Health Care Providers & Services) 895 19,260
Protagonist Therapeutics, Inc.
*
(Biotechnology) 1,310 87,023
Q2 Holdings, Inc.
*
(Software) 1,398 101,201
QuinStreet , Inc.
*
(Interactive Media & Services) 1,277 19,755
Radian Group, Inc. (Financial Services) 1,366 49,477
RadNet , Inc.
*
(Health Care Providers & Services) 1,551 118,202
Reynolds Consumer Products, Inc. (Household Products) 354 8,662
RPC, Inc. (Energy Equipment & Services) 1,037 4,936
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 850 45,449
RXO, Inc.
*
(Ground Transportation) 1,727 26,561
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 1,411 126,412
S&T Bancorp, Inc. (Banks) 456 17,141
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 8,836 16,170
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 573 65,958
Sarepta Therapeutics, Inc.
*
(Biotechnology) 2,189 42,182
Saul Centers, Inc. (Retail REITs) 147 4,685
Schrodinger, Inc.
*
(Health Care Technology) 666 13,360
Sealed Air Corp. (Containers & Packaging) 1,285 45,425
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 492 25,436
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 1,940 138,613
Sensient Technologies Corp. (Chemicals) 504 47,300
Common Stocks, continued
Shares Value
ServisFirst Bancshares, Inc. (Banks) 1,126 $ 90,676
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 901 84,343
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 489 147,340
Six Flags Entertainment Corp. (Hotels, Restaurants &
Leisure) 2,269 51,552
SkyWest, Inc.
*
(Passenger Airlines) 904 90,960
SL Green Realty Corp. (Office REITs) 1,114 66,629
SM Energy Co. (Oil, Gas & Consumable Fuels) 1,287 32,136
SolarEdge Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 399 14,763
Sprinklr , Inc.
*
- Class A (Software) 1,034 7,982
SPS Commerce, Inc.
*
(Software) 849 88,415
SPX Technologies, Inc.
*
(Machinery) 1,106 206,579
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 633 17,009
Standex International Corp. (Machinery) 176 37,294
StepStone Group, Inc. - Class A (Capital Markets) 923 60,281
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 681 231,323
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 1,074 35,958
StoneX Group, Inc.
*
(Capital Markets) 551 55,607
Stride, Inc.
*
(Diversified Consumer Services) 965 143,727
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 1,163 6,385
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 4,256 39,880
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 641 30,633
Sylvamo Corp. (Paper & Forest Products) 760 33,607
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 1,515 18,392
Tanger , Inc. (Retail REITs) 1,699 57,494
Teradata Corp.
*
(Software) 741 15,939
Terreno Realty Corp. (Industrial REITs) 1,134 64,354
TG Therapeutics, Inc.
*
(Biotechnology) 3,040 109,821
The Bancorp, Inc.
*
(Banks) 1,031 77,211
The Buckle, Inc. (Specialty Retail) 337 19,768
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 677 36,991
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 813 47,422
The GEO Group, Inc. (Commercial Services & Supplies) 3,109 63,703
The Greenbrier Cos., Inc. (Machinery) 692 31,950
The Macerich Co. (Retail REITs) 3,737 68,012
The Simply Good Foods Co.
*
(Food Products) 953 23,653
The St. Joe Co. (Real Estate Management &
Development) 895 44,285
The Wendy's Co. (Hotels, Restaurants & Leisure) 1,595 14,610
Thryv Holdings, Inc.
*
(Media) 343 4,137
Tidewater, Inc.
*
(Energy Equipment & Services) 1,031 54,983
Tompkins Financial Corp. (Banks) 113 7,482
Tootsie Roll Industries, Inc. (Food Products) 251 10,522
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 764 85,721
Tri Pointe Homes, Inc.
*
(Household Durables) 1,000 33,970
Trinity Industries, Inc. (Machinery) 1,810 50,752
TripAdvisor, Inc.
*
(Interactive Media & Services) 1,743 28,341
Triumph Financial, Inc.
*
(Banks) 308 15,412
Trupanion , Inc.
*
(Insurance) 751 32,503
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,203 69,293
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 167 14,187
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 173 34,531

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap Growth
Common Stocks, continued
Shares Value
UniFirst Corp. (Commercial Services & Supplies) 151 $ 25,246
Uniti Group, Inc. (Specialized REITs) 1,886 11,542
Unitil Corp. (Multi-Utilities) 154 7,370
Universal Health Realty Income Trust (Health Care
REITs) 143 5,601
Urban Edge Properties (Retail REITs) 1,691 34,615
Urban Outfitters, Inc.
*
(Specialty Retail) 542 38,715
Veracyte , Inc.
*
(Biotechnology) 1,762 60,489
Vericel Corp.
*
(Biotechnology) 1,130 35,561
Verra Mobility Corp.
*
- Class A (Professional Services) 3,574 88,278
Viad Corp. (Commercial Services & Supplies) 481 17,403
Viavi Solutions, Inc.
*
(Communications Equipment) 2,151 27,296
Vicor Corp.
*
(Electrical Equipment) 287 14,270
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 874 56,600
Virtu Financial, Inc. - Class A (Capital Markets) 1,780 63,190
Virtus Investment Partners, Inc. (Capital Markets) 56 10,642
Warrior Met Coal, Inc. (Metals & Mining) 1,178 74,968
Waystar Holding Corp.
*
(Health Care Technology) 1,647 62,454
WD-40 Co. (Household Products) 185 36,556
Westamerica Bancorp (Banks) 313 15,647
Whitestone REIT (Retail REITs) 504 6,189
WillScot Mobile Mini Holdings Corp. (Biotech &
Pharma) 2,529 53,387
WisdomTree , Inc. (Capital Markets) 2,694 37,447
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 1,237 33,943
WSFS Financial Corp. (Banks) 577 31,118
Xencor , Inc.
*
(Biotechnology) 672 7,883
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 2,146 29,443
XPEL, Inc.
*
(Automobile Components) 564 18,651
Yelp, Inc.
*
(Interactive Media & Services) 738 23,026
Zurn Elkay Water Solutions Corp. (Building Products) 3,340 157,080
TOTAL COMMON STOCKS
  (Cost $12,180,084) 16,661,668
Repurchase Agreements
(c)
( NM )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $6,001 $ 6,000 6,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,000) 6,000
Collateral for Securities Loaned
(d)
( 1.6% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(e)
262,021 262,021
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $262,021) 262,021
TOTAL INVESTMENT SECURITIES
  (Cost $12,448,105)— 101.6% 16,929,689
Net other assets (liabilities) —  (1.6)% (272,157)
NET ASSETS — 100.0% $ 16,657,532
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $248,361.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust
ProFund VP Small-Cap Growth invested in the following industries as of September 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 132,286 0.8%
Air Freight & Logistics 4,897  NM
Automobile Components 178,268 1.1%
Banks 1,067,554 6.4%
Beverages 10,079 0.1%
Biotech & Pharma 53,387 0.3%
Biotechnology 757,927 4.6%
Broadline Retail 72,232 0.4%
Building Products 599,331 3.6%
Capital Markets 727,778 4.4%
Chemicals 345,087 2.1%
Commercial Services & Supplies 346,212 2.1%
Communications Equipment 120,398 0.7%
Construction & Engineering 681,717 4.1%
Consumer Finance 93,122 0.6%
Consumer Staples Distribution & Retail 47,422 0.3%
Containers & Packaging 45,425 0.3%
Diversified Consumer Services 410,846 2.5%
Diversified Telecommunication Services 106,815 0.7%
Electric Utilities 77,353 0.5%
Electrical Equipment 78,585 0.5%
Electronic Equipment, Instruments & Components 801,807 4.8%
Energy Equipment & Services 474,766 2.9%
Entertainment 155,532 0.9%
Equity REIT - Diversified 152,830 0.9%
Financial Services 267,502 1.6%
Food Products 148,701 0.9%
Gas Utilities 40,407 0.2%
Ground Transportation 26,561 0.1%
Health Care Equipment & Supplies 643,241 3.9%
Health Care Providers & Services 362,072 2.2%
Health Care REITs 107,261 0.7%
Health Care Technology 84,512 0.5%
Hotel & Resort REITs 282,872 1.7%
Hotels, Restaurants & Leisure 395,667 2.4%
Household Durables 471,887 2.8%
Household Products 59,455 0.3%
Industrial REITs 87,233 0.5%

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Growth
Value
% of Net
Assets
Insurance $ 303,184 1.8%
Interactive Media & Services 148,937 0.9%
IT Services 59,805 0.3%
Leisure Products 27,158 0.2%
Life Sciences Tools & Services 35,035 0.2%
Machinery 1,160,429 7.0%
Marine Transportation 44,957 0.3%
Media 26,071 0.2%
Metals & Mining 185,577 1.1%
Mortgage REITs 6  NM
Multi-Utilities 7,370  NM
Office REITs 147,507 0.9%
Oil, Gas & Consumable Fuels 306,307 1.8%
Paper & Forest Products 33,607 0.2%
Passenger Airlines 90,960 0.5%
Personal Care Products 40,336 0.2%
Pharmaceuticals 419,397 2.5%
Professional Services 171,796 1.0%
Real Estate Management & Development 52,571 0.3%
Residential REITs 59,621 0.4%
Retail - Discretionary 60,235 0.3%
Retail REITs 316,089 1.9%
Semiconductors & Semiconductor Equipment 545,935 3.3%
Software 1,226,766 7.4%
Specialized REITs 102,065 0.5%
Specialty Retail 232,650 1.4%
Textiles, Apparel & Luxury Goods 188,922 1.1%
Trading Companies & Distributors 100,127 0.6%
Water Utilities 42,607 0.3%
Wireless Telecommunication Services 6,614  NM
Other
**
(4,136) NM
Total $ 16,657,532 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap Value
Common Stocks (99.2%)
Shares Value
A10 Networks, Inc.
*
(Software) 619 $ 11,235
AAR Corp. (Aerospace & Defense) 760 68,149
ABM Industries, Inc. (Commercial Services & Supplies) 1,335 61,569
Academy Sports & Outdoors, Inc. (Specialty Retail) 1,426 71,329
Acadia Healthcare Company, Inc.
*
(Health Care
Providers & Services) 1,981 49,050
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 830 17,712
Acadia Realty Trust (Retail REITs) 871 17,551
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 495 19,369
Acushnet Holdings Corp. (Leisure Products) 260 20,407
Adamas Trust, Inc. (Mortgage REITs) 1,801 12,553
AdaptHealth Corp.
*
(Health Care Providers & Services) 2,299 20,576
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 148 17,463
Adeia, Inc. (Software) 1,478 24,830
Adient PLC (Automobile Components) 1,742 41,947
Advance Auto Parts, Inc. (Specialty Retail) 1,286 78,960
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 412 70,098
AdvanSix, Inc. (Chemicals) 576 11,163
Air Lease Corp. (Trading Companies & Distributors) 2,253 143,403
Alamo Group, Inc. (Machinery) 129 24,626
Alarm.com Holdings, Inc.
*
(Software) 428 22,718
Albany International Corp. (Machinery) 316 16,843
Alexander & Baldwin, Inc. (Equity REIT - Diversified) 1,560 28,376
Alkermes PLC
*
(Biotechnology) 1,275 38,250
Allegiant Travel Co. (Passenger Airlines) 289 17,563
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 275 7,689
Alpha Metallurgical Resources, Inc. (Metals & Mining) 87 14,276
Amentum Holdings, Inc.
*
(Technology Services) 3,288 78,748
American Assets Trust, Inc. (Equity REIT - Diversified) 415 8,433
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 2,545 15,295
American Eagle Outfitters, Inc. (Specialty Retail) 3,456 59,132
American States Water Co. (Water Utilities) 413 30,281
American Woodmark Corp.
*
(Building Products) 312 20,829
Ameris Bancorp (Banks) 716 52,490
AMERISAFE, Inc. (Insurance) 224 9,820
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 822 15,914
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 284 7,569
Angi, Inc.
*
(Interactive Media & Services) 789 12,829
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 2,801 28,374
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 2,411 28,957
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 4,124 50,354
ArcBest Corp. (Ground Transportation) 487 34,027
Arcosa, Inc. (Construction & Engineering) 379 35,516
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 963 16,323
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 620 4,346
ARMOUR Residential REIT, Inc.
(a)
(Mortgage REITs) 2,414 36,065
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 1,809 62,392
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 786 34,112
Asbury Automotive Group, Inc.
*
(Specialty Retail) 422 103,157
Assured Guaranty, Ltd. (Insurance) 489 41,394
Astec Industries, Inc. (Machinery) 491 23,632
Atlantic Union Bankshares Corp. (Banks) 3,055 107,811
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 995 11,502
Avista Corp. (Multi-Utilities) 1,740 65,789
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 276 26,949
Common Stocks, continued
Shares Value
Azenta, Inc. (Life Sciences Tools & Services) 446 $ 12,809
Banc of California, Inc. (Banks) 2,812 46,539
Bank of Hawaii Corp. (Banks) 461 30,260
BankUnited, Inc. (Banks) 871 33,237
Banner Corp. (Banks) 363 23,777
Beacon Financial Corporation (Banks) 1,783 42,275
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 339 13,068
BGC Group, Inc. - Class A (Capital Markets) 3,521 33,309
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 474 14,471
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 3,421 62,981
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure) 1,642 11,773
Boise Cascade Co. (Trading Companies & Distributors) 801 61,933
BorgWarner, Inc. (Automobile Components) 4,641 204,019
Brady Corp. - Class A (Commercial Services &
Supplies) 338 26,374
Brandywine Realty Trust (Office REITs) 3,725 15,533
Bread Financial Holdings, Inc. (Consumer Finance) 1,000 55,769
Bristow Group, Inc.
*
(Energy Equipment & Services) 538 19,411
Cable One, Inc. (Media) 99 17,528
Caesars Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 4,461 120,559
Caleres, Inc. (Specialty Retail) 725 9,454
California Resources Corp. (Oil, Gas & Consumable
Fuels) 1,561 83,014
California Water Service Group (Water Utilities) 1,278 58,647
Calix, Inc.
*
(Communications Equipment) 765 46,948
Capitol Federal Financial, Inc. (Banks) 2,621 16,643
CareTrust REIT, Inc. (Health Care REITs) 2,410 83,579
Cars.com, Inc.
*
(Interactive Media & Services) 686 8,383
Carter's, Inc. (Textiles, Apparel & Luxury Goods) 781 22,040
Cathay General Bancorp (Banks) 741 35,575
Celanese Corp. (Chemicals) 2,349 98,845
Centerspace (Residential REITs) 158 9,306
Central Garden & Pet Co.
*
(Household Products) 174 5,681
Central Garden & Pet Co.
*
- Class A (Household
Products) 1,107 32,690
Central Pacific Financial Corp. (Banks) 220 6,675
Century Communities, Inc. (Household Durables) 554 35,107
Certara, Inc.
*
(Health Care Technology) 2,584 31,576
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 266 7,025
Chesapeake Utilities Corp. (Gas Utilities) 217 29,228
Clearway Energy, Inc. - Class A (Independent Power/
Renewable Electricity Producers) 742 19,982
Clearway Energy, Inc. - Class C (Independent Power/
Renewable Electricity Producers) 1,786 50,455
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,001 20,350
Community Financial System, Inc. (Banks) 408 23,925
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 832 16,499
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 1,508 31,562
CONMED Corp. (Health Care Equipment & Supplies) 664 31,228
Core Laboratories, Inc. (Energy Equipment & Services) 523 6,464
CoreCivic, Inc. (Commercial Services & Supplies) 1,079 21,958
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 1,001 8,929
Cracker Barrel Old Country Store, Inc.
(a)
(Hotels,
Restaurants & Leisure) 478 21,061
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 3,986 35,555
CSG Systems International, Inc. (Professional Services) 288 18,541
CTS Corp. (Electronic Equipment, Instruments &
Components) 253 10,105

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Value
Common Stocks, continued
Shares Value
Cushman & Wakefield PLC
*
(Real Estate Management
& Development) 4,966 $ 79,059
Customers Bancorp, Inc.
*
(Banks) 631 41,248
CVB Financial Corp. (Banks) 1,639 30,993
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 647 23,603
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 2,347 8,144
Dana, Inc. (Automobile Components) 2,813 56,373
Deluxe Corp. (Commercial Services & Supplies) 963 18,644
Digi International, Inc.
*
(Communications Equipment) 326 11,886
Dime Community Bancshares, Inc. (Banks) 875 26,101
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 996 52,997
DNOW, Inc.
*
(Trading Companies & Distributors) 988 15,067
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 342 17,589
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 787 23,453
DoubleVerify Holdings, Inc.
*
(Software) 1,282 15,358
Douglas Emmett, Inc. (Office REITs) 1,508 23,480
DXC Technology Co.
*
(IT Services) 3,839 52,326
Dynavax Technologies Corp.
*
(Biotechnology) 1,261 12,522
Eagle Bancorp, Inc. (Banks) 593 11,990
Easterly Government Properties, Inc. (Office REITs) 923 21,164
Edgewell Personal Care Co. (Personal Care Products) 997 20,299
Element Solutions, Inc. (Chemicals) 2,630 66,197
Ellington Financial, Inc. (Mortgage REITs) 2,142 27,803
Elme Communities (Residential REITs) 775 13,067
Embecta Corp. (Health Care Equipment & Supplies) 1,254 17,694
Employers Holdings, Inc. (Insurance) 242 10,280
Enact Holdings, Inc.
*
(Financial Services) 487 18,672
Encore Capital Group, Inc.
*
(Consumer Finance) 494 20,620
Energizer Holdings, Inc. (Household Products) 756 18,817
Enovis Corp.
*
(Health Care Equipment & Supplies) 1,226 37,197
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 2,804 99,234
Enpro, Inc. (Machinery) 172 38,872
Enviri Corp. (Commercial Services & Supplies) 1,730 21,954
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 300 21,303
Ethan Allen Interiors, Inc. (Household Durables) 496 14,612
Etsy, Inc.
*
(Broadline Retail) 1,084 71,967
EVERTEC, Inc. (Financial Services) 480 16,214
Everus Construction Group, Inc.
*
(Construction &
Engineering) 569 48,792
eXp World Holdings, Inc. (Real Estate Management &
Development) 1,923 20,499
Extreme Networks, Inc.
*
(Communications Equipment) 1,473 30,417
EZCORP, Inc.
*
- Class A (Consumer Finance) 1,242 23,648
FB Financial Corp. (Banks) 495 27,591
First Bancorp (Banks) 889 47,019
First Bancorp (Banks) 1,333 29,393
First Commonwealth Financial Corp. (Banks) 1,184 20,187
First Financial Bancorp (Banks) 1,088 27,472
First Hawaiian, Inc. (Banks) 1,524 37,841
FMC Corp. (Chemicals) 2,679 90,095
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 910 33,142
Fortrea Holdings, Inc.
*
(Life Sciences Tools & Services) 1,947 16,394
Forward Air Corp. (Air Freight & Logistics) 286 7,333
Four Corners Property Trust, Inc. (Specialized REITs) 1,031 25,156
Fox Factory Holding Corp.
*
(Automobile Components) 897 21,788
Franklin BSP Realty Trust, Inc. (Mortgage REITs) 1,765 19,168
Franklin Electric Co., Inc. (Machinery) 320 30,464
Fresh Del Monte Produce, Inc. (Food Products) 710 24,651
Fulton Financial Corp. (Banks) 2,070 38,564
Gates Industrial Corp. PLC
*
(Machinery) 1,878 46,612
Common Stocks, continued
Shares Value
Gentherm, Inc.
*
(Automobile Components) 655 $ 22,309
Genworth Financial, Inc.
*
- Class A (Insurance) 8,803 78,347
Getty Realty Corp. (Retail REITs) 636 17,064
Gibraltar Industries, Inc.
*
(Building Products) 633 39,752
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 817 21,740
Global Net Lease, Inc. (Equity REIT - Diversified) 4,262 34,650
Gogo, Inc.
*
(Wireless Telecommunication Services) 864 7,422
Golden Entertainment, Inc. ARS (Hotels, Restaurants &
Leisure) 421 9,927
Grid Dynamics Holdings, Inc.
*
(IT Services) 482 3,716
Grocery Outlet Holding Corp.
*
(Consumer Staples
Distribution & Retail) 2,104 33,769
Group 1 Automotive, Inc. (Specialty Retail) 139 60,814
Guess?, Inc. (Specialty Retail) 658 10,995
H.B. Fuller Co. (Chemicals) 1,157 68,587
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 1,222 37,515
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods) 3,566 23,500
Hanmi Financial Corp. (Banks) 641 15,826
Harmonic, Inc.
*
(Communications Equipment) 1,196 12,175
Hayward Holdings, Inc.
*
(Building Products) 4,276 64,653
Healthcare Services Group, Inc. (Commercial Services
& Supplies) 1,554 26,154
HealthStream, Inc. (Health Care Technology) 214 6,043
Heartland Express, Inc. (Ground Transportation) 980 8,212
Hecla Mining Co. (Metals & Mining) 10,210 123,541
Heidrick & Struggles International, Inc. (Professional
Services) 205 10,203
Helen of Troy, Ltd.
*
(Household Durables) 492 12,398
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 1,260 8,266
Helmerich & Payne, Inc. (Energy Equipment &
Services) 896 19,793
Heritage Financial Corp. (Banks) 728 17,610
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 2,666 18,129
Highwoods Properties, Inc. (Office REITs) 904 28,765
Hillenbrand, Inc. (Machinery) 1,511 40,857
Hilltop Holdings, Inc.
*
(Banks) 946 31,615
HNI Corp. (Commercial Services & Supplies) 472 22,113
Hope Bancorp, Inc. (Banks) 2,749 29,607
Horace Mann Educators Corp. (Insurance) 873 39,433
Hub Group, Inc. - Class A (Air Freight & Logistics) 1,301 44,806
IAC Inc.
*
(Interactive Media & Services) 1,451 49,435
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 736 12,895
Independent Bank Corp. (Banks) 1,071 74,081
Ingevity Corp.
*
(Chemicals) 383 21,138
Innospec, Inc. (Chemicals) 266 20,525
Innovative Industrial Properties, Inc. (Industrial REITs) 192 10,287
Innovex International, Inc.
*
(Energy Equipment &
Services) 826 15,314
Innoviva, Inc.
*
(Pharmaceuticals) 578 10,549
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 675 76,552
Insteel Industries, Inc. (Building Products) 416 15,949
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 1,437 20,592
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 373 17,188
J & J Snack Foods Corp. (Food Products) 150 14,414
Jackson Financial, Inc. - Class A (Financial Services) 1,494 151,238
JBG SMITH Properties (Office REITs) 1,324 29,460
JetBlue Airways Corp.
*
(Passenger Airlines) 6,240 30,700
John B. Sanfilippo & Son, Inc. (Food Products) 196 12,599

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap Value
Common Stocks, continued
Shares Value
John Bean Technologies Corp. (Machinery) 646 $ 90,730
John Wiley & Sons, Inc. - Class A (Media) 360 14,569
Kaiser Aluminum Corp. (Metals & Mining) 344 26,543
Kennametal, Inc. (Machinery) 1,630 34,116
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 1,621 13,487
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 515 22,011
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 1,169 10,521
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 1,842 42,937
Kohl's Corp. (Broadline Retail) 2,403 36,934
Koppers Holdings, Inc. (Chemicals) 423 11,844
Korn Ferry (Professional Services) 426 29,811
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 1,118 45,436
Lakeland Financial Corp. (Banks) 252 16,178
La-Z-Boy, Inc. (Household Durables) 883 30,305
LCI Industries (Automobile Components) 520 48,438
Leggett & Platt, Inc. (Household Durables) 2,903 25,779
Lexington Realty Trust (Industrial REITs) 6,344 56,842
LGI Homes, Inc.
*
(Household Durables) 435 22,494
Liberty Energy, Inc. (Energy Equipment & Services) 1,563 19,287
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 189 33,479
Lincoln National Corp. (Insurance) 3,619 145,955
Lindsay Corp. (Machinery) 128 17,992
LiveRamp Holdings, Inc.
*
(Software) 675 18,320
LTC Properties, Inc. (Health Care REITs) 522 19,241
Lumen Technologies, Inc. (Diversified
Telecommunication Services) 9,921 60,717
M/I Homes, Inc.
*
(Household Durables) 266 38,421
Mack-Cali Realty Corp. (Residential REITs) 993 15,093
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 1,431 34,158
ManpowerGroup, Inc. (Professional Services) 993 37,635
Marcus & Millichap, Inc. (Real Estate Management &
Development) 518 15,203
MarineMax, Inc.
*
(Specialty Retail) 405 10,259
MarketAxess Holdings, Inc. (Capital Markets) 801 139,575
Marten Transport, Ltd. (Ground Transportation) 1,241 13,229
Masterbrand, Inc.
*
(Building Products) 2,718 35,796
Materion Corp. (Metals & Mining) 445 53,760
Matson, Inc. (Marine Transportation) 245 24,155
Matthews International Corp. - Class A (Commercial
Services & Supplies) 660 16,025
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,756 28,236
MDU Resources Group, Inc. (Construction &
Engineering) 4,382 78,044
Medical Properties Trust, Inc.
(a)
(Health Care REITs) 10,571 53,595
Mednax, Inc.
*
(Health Care Providers & Services) 1,831 30,669
Mercury Systems, Inc.
*
(Aerospace & Defense) 1,131 87,540
Meritage Homes Corp. (Household Durables) 1,526 110,529
MGE Energy, Inc. (Electric Utilities) 298 25,086
MGP Ingredients, Inc. (Beverages) 301 7,281
Middlesex Water Co. (Water Utilities) 193 10,445
MillerKnoll, Inc. (Commercial Services & Supplies) 1,454 25,794
Millrose Properties Inc
*
(Specialized REITs) 2,579 86,680
Minerals Technologies, Inc. (Chemicals) 673 41,807
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 1,116 5,948
Moelis & Co. - Class A (Capital Markets) 780 55,630
Monro, Inc. (Specialty Retail) 643 11,555
Mr. Cooper Group, Inc.
*
(Financial Services) 1,372 289,204
MYR Group, Inc.
*
(Construction & Engineering) 143 29,748
Myriad Genetics, Inc.
*
(Biotechnology) 1,996 14,431
N-able, Inc.
*
(Software) 899 7,012
Common Stocks, continued
Shares Value
National Bank Holdings Corp. - Class A (Banks) 449 $ 17,349
National Beverage Corp. (Beverages) 241 8,898
National HealthCare Corp. (Health Care Providers &
Services) 96 11,665
National Presto Industries, Inc.
*
(Aerospace & Defense) 113 12,673
National Vision Holdings, Inc.
*
(Specialty Retail) 1,699 49,594
Navient Corp. (Consumer Finance) 1,471 19,344
NBT Bancorp, Inc. (Banks) 629 26,267
NCR Atleos Corp.
*
(Financial Services) 884 34,750
NCR Voyix Corp.
*
(Software) 2,965 37,211
Neogen Corp.
*
(Health Care Equipment & Supplies) 4,658 26,597
NeoGenomics, Inc.
*
(Health Care Providers & Services) 1,524 11,765
NetScout Systems, Inc.
*
(Communications Equipment) 1,464 37,815
Newell Brands, Inc. (Household Durables) 8,988 47,097
Noble Corp. PLC
*
(Energy Equipment & Services) 996 28,167
Northwest Bancshares, Inc. (Banks) 3,136 38,855
Northwest Natural Holding Co. (Gas Utilities) 878 39,448
OFG Bancorp (Banks) 391 17,005
O-I Glass, Inc. (Containers & Packaging) 3,304 42,853
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 985 29,993
Organon & Co. (Pharmaceuticals) 5,576 59,552
Otter Tail Corp. (Electric Utilities) 494 40,493
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 301 12,203
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 964 24,842
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 703 33,849
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 1,090 38,608
Park National Corp. (Banks) 104 16,903
Patrick Industries, Inc. (Automobile Components) 370 38,269
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 7,517 38,938
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 245 15,188
Peabody Energy Corp.
*
(Oil, Gas & Consumable Fuels) 2,608 69,164
Pebblebrook Hotel Trust (Hotel & Resort REITs) 1,272 14,488
Penguin Solutions, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,023 26,884
PENN Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 3,013 58,030
PennyMac Mortgage Investment Trust (Mortgage
REITs) 1,866 22,877
Perdoceo Education Corp. (Diversified Consumer
Services) 615 23,161
Phillips Edison & Co., Inc. (Retail REITs) 1,509 51,804
Phinia, Inc. (Automobile Components) 409 23,509
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 748 17,167
Pitney Bowes, Inc. (Commercial Services & Supplies) 1,800 20,538
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 185 26,768
PRA Group, Inc.
*
(Consumer Finance) 838 12,939
Premier, Inc. - Class A (Health Care Providers &
Services) 1,765 49,067
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 422 26,333
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 540 65,442
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 767 19,098
ProAssurance Corp. (Insurance) 1,103 26,461
Progyny, Inc.
*
(Health Care Providers & Services) 857 18,443
Proto Labs, Inc.
*
(Machinery) 512 25,615
Provident Financial Services, Inc. (Banks) 2,802 54,023

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Value
Common Stocks, continued
Shares Value
Qorvo, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,808 $ 164,672
Quaker Chemical Corp. (Chemicals) 295 38,866
Quanex Building Products Corp. (Building Products) 980 13,936
QuidelOrtho Corp.
*
(Health Care Equipment & Supplies) 1,456 42,879
Radian Group, Inc. (Financial Services) 1,598 57,880
Ralliant Corp.
*
(Electrical Equipment) 2,418 105,738
Ready Capital Corp.
(a)
(Mortgage REITs) 3,313 12,821
Redwood Trust, Inc. (Mortgage REITs) 2,771 16,044
Renasant Corp. (Banks) 2,038 75,182
Resideo Technologies, Inc. (Building Products) 2,935 126,734
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 608 18,617
Reynolds Consumer Products, Inc. (Household Products) 828 20,261
Robert Half, Inc. (Professional Services) 2,144 72,854
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 361 29,046
RPC, Inc. (Energy Equipment & Services) 916 4,360
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 499 26,682
RXO, Inc.
*
(Ground Transportation) 1,864 28,668
S&T Bancorp, Inc. (Banks) 387 14,547
Safehold, Inc. (Specialized REITs) 985 15,258
Safety Insurance Group, Inc. (Insurance) 319 22,550
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 2,122 34,546
Sandisk Corp.
*
(Semiconductors) 2,960 332,112
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 594 68,375
Saul Centers, Inc. (Retail REITs) 125 3,984
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 446 19,620
Schneider National, Inc. - Class B (Ground
Transportation) 1,068 22,599
Scholastic Corp. (Media) 484 13,252
Schrodinger, Inc.
*
(Health Care Technology) 565 11,334
Seacoast Banking Corp. of Florida (Banks) 1,861 56,630
Sealed Air Corp. (Containers & Packaging) 1,924 68,013
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 118 6,101
Select Medical Holdings Corp. (Health Care Providers
& Services) 2,367 30,392
Sensient Technologies Corp. (Chemicals) 428 40,168
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 977 13,111
Shoe Carnival, Inc. (Specialty Retail) 381 7,921
Shutterstock, Inc. (Interactive Media & Services) 517 10,779
Signet Jewelers, Ltd. (Specialty Retail) 883 84,696
Simmons First National Corp. - Class A (Banks) 3,103 59,485
SiriusPoint, Ltd.
*
(Insurance) 2,229 40,323
SITE Centers Corp. (Retail REITs) 1,125 10,136
SJW Group (Water Utilities) 704 34,285
SL Green Realty Corp. (Office REITs) 457 27,333
SM Energy Co. (Oil, Gas & Consumable Fuels) 1,233 30,788
SolarEdge Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 892 33,004
Sonic Automotive, Inc. - Class A (Specialty Retail) 318 24,197
Sonos, Inc.
*
(Household Durables) 2,593 40,969
Southside Bancshares, Inc. (Banks) 606 17,120
Sprinklr, Inc.
*
- Class A (Software) 1,614 12,460
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 457 12,280
Standard Motor Products, Inc. (Automobile
Components) 448 18,287
Standex International Corp. (Machinery) 91 19,283
Stellar Bancorp, Inc. (Banks) 991 30,067
Common Stocks, continued
Shares Value
Stepan Co. (Chemicals) 461 $ 21,990
StepStone Group, Inc. - Class A (Capital Markets) 666 43,496
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 530 17,744
Stewart Information Services Corp. (Insurance) 600 43,992
StoneX Group, Inc.
*
(Capital Markets) 468 47,231
Strategic Education, Inc. (Diversified Consumer
Services) 507 43,607
Sturm Ruger & Co., Inc. (Leisure Products) 347 15,084
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 1,158 6,357
Sun Country Airlines Holdings, Inc.
*
(Passenger
Airlines) 1,143 13,499
SunCoke Energy, Inc. (Metals & Mining) 1,816 14,819
Sunrun, Inc.
*
(Electrical Equipment) 4,950 85,586
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 589 28,148
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 2,772 26,583
Tanger, Inc. (Retail REITs) 801 27,106
TEGNA, Inc. (Media) 3,450 70,139
Teleflex, Inc. (Health Care Equipment & Supplies) 948 115,998
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 2,108 82,718
Tennant Co. (Machinery) 396 32,100
Teradata Corp.
*
(Software) 1,317 28,329
Terreno Realty Corp. (Industrial REITs) 1,130 64,128
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 728 28,982
The Buckle, Inc. (Specialty Retail) 323 18,947
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 334 18,250
The Chemours Co.
*
(Chemicals) 3,211 50,862
The Macerich Co. (Retail REITs) 1,843 33,543
The Simply Good Foods Co.
*
(Food Products) 1,071 26,581
The Wendy's Co. (Hotels, Restaurants & Leisure) 1,866 17,093
Thryv Holdings, Inc.
*
(Media) 558 6,729
TimkenSteel Corp. (Metals & Mining) 771 12,745
Titan International, Inc. (Machinery) 1,028 7,772
Tompkins Financial Corp. (Banks) 163 10,792
Tootsie Roll Industries, Inc. (Food Products) 181 7,588
Topgolf Callaway Brands Corp.
*
(Leisure Products) 2,997 28,472
TreeHouse Foods, Inc.
*
(Food Products) 953 19,260
Tri Pointe Homes, Inc.
*
(Household Durables) 920 31,252
TripAdvisor, Inc.
*
(Interactive Media & Services) 822 13,366
Triumph Financial, Inc.
*
(Banks) 189 9,458
TrustCo Bank Corp. (Banks) 404 14,665
Trustmark Corp. (Banks) 1,295 51,282
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,064 61,286
Two Harbors Investment Corp. (Mortgage REITs) 2,233 22,040
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 166 14,102
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 972 26,487
UniFirst Corp. (Commercial Services & Supplies) 177 29,592
United Community Banks, Inc. (Banks) 2,605 81,667
United Fire Group, Inc. (Insurance) 470 14,297
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 1,299 48,868
Uniti Group, Inc. (Specialized REITs) 2,035 12,454
Unitil Corp. (Multi-Utilities) 231 11,056
Universal Corp. (Tobacco) 534 29,835
Universal Health Realty Income Trust (Health Care
REITs) 137 5,366
Upbound Group, Inc. (Specialty Retail) 1,118 26,418
Urban Edge Properties (Retail REITs) 1,079 22,087
Urban Outfitters, Inc.
*
(Specialty Retail) 634 45,287

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Small-Cap Value
Common Stocks, continued
Shares Value
USANA Health Sciences, Inc.
*
(Personal Care Products) 231 $ 6,364
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,290 39,255
Veritex Holdings, Inc. (Banks) 1,174 39,364
Vestis Corp. (Commercial Services & Supplies) 2,403 10,886
Viasat, Inc.
*
(Communications Equipment) 2,880 84,385
Viavi Solutions, Inc.
*
(Communications Equipment) 2,729 34,631
Vicor Corp.
*
(Electrical Equipment) 216 10,740
Victoria's Secret & Co.
*
(Specialty Retail) 1,713 46,491
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 223 14,441
Vir Biotechnology, Inc.
*
(Biotechnology) 2,026 11,568
Virtus Investment Partners, Inc. (Capital Markets) 83 15,772
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 2,648 40,514
Vital Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 624 10,539
Walker & Dunlop, Inc. (Financial Services) 731 61,126
Washington Federal, Inc. (Banks) 1,690 51,190
Waystar Holding Corp.
*
(Health Care Technology) 887 33,636
WD-40 Co. (Household Products) 113 22,329
Werner Enterprises, Inc. (Ground Transportation) 1,283 33,769
Westamerica Bancorp (Banks) 246 12,298
Whitestone REIT (Retail REITs) 481 5,907
WillScot Mobile Mini Holdings Corp.
*
(Biotech &
Pharma) 1,484 31,327
Winnebago Industries, Inc. (Automobiles) 601 20,097
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 558 15,312
World Acceptance Corp.
*
(Consumer Finance) 67 11,332
World Kinect Corp. (Oil, Gas & Consumable Fuels) 1,191 30,906
Worthington Enterprises, Inc. (Household Durables) 673 37,345
Worthington Steel, Inc. (Metals & Mining) 698 21,212
WSFS Financial Corp. (Banks) 648 34,947
Xencor, Inc.
*
(Biotechnology) 887 10,405
Yelp, Inc.
*
(Interactive Media & Services) 578 18,034
Ziff Davis, Inc.
*
(Interactive Media & Services) 879 33,490
TOTAL COMMON STOCKS
  (Cost $12,742,656) 15,621,150
Repurchase Agreements
(b)
( 0.8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $132,015 $ 132,000 132,000
TOTAL REPURCHASE AGREEMENTS
(Cost $132,000) 132,000
Collateral for Securities Loaned
(c)
( 0.9% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(d)
139,528 139,528
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $139,528) 139,528
TOTAL INVESTMENT SECURITIES
  (Cost $13,014,184)— 100.9% 15,892,678
Net other assets (liabilities) —  (0.9)% (147,089)
NET ASSETS — 100.0% $ 15,745,589
*
Non-income producing security.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $134,934.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
REIT
Real Estate Investment Trust
ProFund VP Small-Cap Value invested in the following industries as of September 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 168,362 1.1%
Air Freight & Logistics 52,139 0.3%
Automobile Components 490,235 3.1%
Automobiles 20,097 0.1%
Banks 1,671,620 10.6%
Beverages 16,179 0.1%
Biotech & Pharma 31,327 0.2%
Biotechnology 167,280 1.1%
Broadline Retail 108,901 0.7%
Building Products 317,649 2.0%
Capital Markets 401,155 2.6%
Chemicals 582,087 3.7%
Commercial Services & Supplies 301,601 1.9%
Communications Equipment 258,257 1.6%
Construction & Engineering 192,100 1.2%
Consumer Finance 143,652 0.9%
Consumer Staples Distribution & Retail 177,062 1.1%
Containers & Packaging 110,866 0.7%
Diversified Consumer Services 72,716 0.5%
Diversified Telecommunication Services 73,828 0.5%
Electric Utilities 65,579 0.4%
Electrical Equipment 202,064 1.3%
Electronic Equipment, Instruments & Components 511,183 3.2%
Energy Equipment & Services 160,000 1.0%
Equity REIT - Diversified 75,805 0.5%
Financial Services 666,599 4.2%
Food Products 105,093 0.7%
Gas Utilities 68,676 0.4%
Ground Transportation 158,633 1.0%
Health Care Equipment & Supplies 345,959 2.2%
Health Care Providers & Services 319,766 2.0%
Health Care REITs 161,781 1.0%
Health Care Technology 82,589 0.5%
Hotel & Resort REITs 49,802 0.3%
Hotels, Restaurants & Leisure 311,113 2.0%
Household Durables 446,308 2.8%
Household Products 99,778 0.6%
Independent Power/Renewable Electricity Producers 70,437 0.4%
Industrial REITs 131,257 0.8%

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Value
Value
% of Net
Assets
Insurance $ 472,852 3.0%
Interactive Media & Services 146,316 0.9%
IT Services 56,042 0.4%
Leisure Products 63,963 0.4%
Life Sciences Tools & Services 37,347 0.3%
Machinery 449,514 2.9%
Marine Transportation 24,155 0.1%
Media 122,217 0.8%
Metals & Mining 266,896 1.7%
Mortgage REITs 321,601 2.0%
Multi-Utilities 76,845 0.5%
Office REITs 145,735 0.9%
Oil, Gas & Consumable Fuels 480,686 3.1%
Passenger Airlines 61,762 0.4%
Personal Care Products 26,663 0.2%
Pharmaceuticals 190,472 1.2%
Professional Services 169,044 1.1%
Real Estate Management & Development 128,248 0.8%
Residential REITs 37,466 0.3%
Retail REITs 189,181 1.2%
Semiconductors 332,112 2.1%
Semiconductors & Semiconductor Equipment 660,791 4.2%
Software 177,473 1.1%
Specialized REITs 139,548 0.9%
Specialty Retail 753,753 4.8%
Technology Hardware, Storage & Peripherals 8,929 0.1%
Technology Services 78,748 0.5%
Textiles, Apparel & Luxury Goods 112,539 0.7%
Tobacco 29,834 0.2%
Trading Companies & Distributors 247,085 1.6%
Water Utilities 133,658 0.9%
Wireless Telecommunication Services 90,140 0.6%
Other
**
124,439 0.8%
Total $ 15,745,589 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP Technology
Common Stocks (97.5%)
Shares Value
Accenture PLC
ADR
- Class A (IT Services) 3,351 $ 826,357
Adobe, Inc.
*
(Software) 2,282 804,976
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 8,732 1,412,750
Akamai Technologies, Inc.
*
(IT Services) 772 58,487
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 6,569 812,914
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 2,670 656,019
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 28,609 7,284,710
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 4,318 884,067
AppLovin Corp
*
- Class A (Software) 1,457 1,046,913
Arista Networks, Inc.
*
(Communications Equipment) 5,545 807,962
Autodesk, Inc.
*
(Software) 1,151 365,638
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 9,067 2,991,294
Cadence Design Systems, Inc.
*
(Software) 1,466 514,947
CDW Corp. (Electronic Equipment, Instruments &
Components) 705 112,292
Cisco Systems, Inc. (Communications Equipment) 21,307 1,457,824
Cognizant Technology Solutions Corp. - Class A (IT
Services) 2,628 176,260
Corning, Inc. (Electronic Equipment, Instruments &
Components) 4,194 344,034
Crowdstrike Holdings, Inc.
*
- Class A (Software) 1,341 657,600
Datadog, Inc.
*
- Class A (Software) 1,739 247,634
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 1,631 231,227
EPAM Systems, Inc.
*
(IT Services) 300 45,237
F5, Inc.
*
(Communications Equipment) 309 99,866
Fair Isaac Corp.
*
(Software) 129 193,052
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 577 127,246
Fortinet, Inc.
*
(Software) 3,505 294,700
Gartner, Inc.
*
(IT Services) 408 107,251
Gen Digital, Inc. (Software) 3,016 85,624
GoDaddy, Inc.
*
- Class A (IT Services) 745 101,938
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 7,061 173,418
HP, Inc. (Technology Hardware, Storage & Peripherals) 5,054 137,620
Intel Corp. (Semiconductors & Semiconductor
Equipment) 23,551 790,136
International Business Machines Corp. (IT Services) 5,012 1,414,185
Intuit, Inc. (Software) 1,501 1,025,048
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 577 125,307
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 926 161,976
KLA Corp. (Semiconductors & Semiconductor
Equipment) 710 765,806
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 6,810 911,859
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 2,904 186,495
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 6,022 1,007,601
Microsoft Corp. (Software) 14,329 7,421,706
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 258 237,525
Motorola Solutions, Inc. (Communications Equipment) 896 409,732
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 1,077 127,581
Common Stocks, continued
Shares Value
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 47,037 $ 8,776,164
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 1,357 309,030
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 2,201 108,531
Oracle Corp. (Software) 7,721 2,171,454
Palantir Technologies, Inc.
*
- Class A (Software) 12,237 2,232,274
Palo Alto Networks, Inc.
*
(Software) 3,594 731,810
PTC, Inc.
*
(Software) 645 130,948
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 5,803 965,387
Roper Technologies, Inc. (Software) 579 288,742
Salesforce, Inc. (Software) 5,144 1,219,128
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 1,144 270,053
ServiceNow, Inc.
*
(Software) 1,119 1,029,793
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 799 61,507
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 2,697 129,294
Synopsys, Inc.
*
(Software) 997 491,910
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 1,590 349,053
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 252 147,682
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 856 117,820
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 4,892 898,807
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 1,280 104,512
Tyler Technologies, Inc.
*
(Software) 233 121,896
VeriSign, Inc. (IT Services) 452 126,366
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 1,867 224,152
Workday, Inc.
*
- Class A (Software) 1,162 279,728
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 274 81,422
TOTAL COMMON STOCKS
  (Cost $23,070,137) 59,012,277
Repurchase Agreements
(a)
( 0.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $570,064 $ 570,000 570,000
TOTAL REPURCHASE AGREEMENTS
(Cost $570,000) 570,000
TOTAL INVESTMENT SECURITIES
  (Cost $23,640,137)— 98.4% 59,582,277
Net other assets (liabilities) —  1.6% 963,281
NET ASSETS — 100.0% $ 60,545,558
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt
Total Return Swap Agreements—Long

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Technology
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Technology Select Sector
Index Goldman Sachs International 10/23/25 4.84% $ 1,466,229 $ 8,136
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Technology invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Communications Equipment $ 2,775,385 4.6%
Electronic Equipment, Instruments & Components 2,239,192 3.7%
IT Services 2,856,081 4.7%
Semiconductors & Semiconductor Equipment 21,208,044 35.0%
Software 21,355,520 35.3%
Technology Hardware, Storage & Peripherals 8,578,055 14.2%
Other
**
1,533,281 2.5%
Total $ 60,545,558 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraBull
Common Stocks (68.8%)
Shares Value
3M Co. (Industrial Conglomerates) 149 $ 23,122
A.O. Smith Corp. (Building Products) 32 2,349
Abbott Laboratories (Health Care Equipment &
Supplies) 488 65,363
AbbVie, Inc. (Biotechnology) 495 114,612
Accenture PLC
ADR
- Class A (IT Services) 174 42,908
Adobe, Inc.
*
(Software) 119 41,977
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 455 73,614
Aflac, Inc. (Insurance) 135 15,080
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 80 10,268
Air Products & Chemicals, Inc. (Chemicals) 62 16,909
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 120 14,570
Akamai Technologies, Inc.
*
(IT Services) 40 3,030
Albemarle Corp. (Chemicals) 33 2,676
Alexandria Real Estate Equities, Inc. (Office REITs) 44 3,667
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 19 2,379
Allegion PLC (Building Products) 24 4,256
Alliant Energy Corp. (Electric Utilities) 72 4,854
Allstate Corp. (Insurance) 74 15,884
Alphabet, Inc. - Class A (Interactive Media & Services) 1,630 396,253
Alphabet, Inc. - Class C (Interactive Media & Services) 1,308 318,563
Altria Group, Inc. (Tobacco) 471 31,114
Amazon.com, Inc.
*
(Broadline Retail) 2,719 597,011
Amcor PLC (Containers & Packaging) 646 5,284
Ameren Corp. (Multi-Utilities) 76 7,933
American Electric Power Co., Inc. (Electric Utilities) 150 16,875
American Express Co. (Consumer Finance) 152 50,488
American International Group, Inc. (Insurance) 155 12,174
American Tower Corp. - Class A (Specialized REITs) 131 25,194
American Water Works Co., Inc. (Water Utilities) 55 7,655
Ameriprise Financial, Inc. (Capital Markets) 26 12,773
AMETEK, Inc. (Electrical Equipment) 65 12,220
Amgen, Inc. (Biotechnology) 151 42,612
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 342 42,322
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 139 34,152
Aon PLC - Class A (Insurance) 60 21,395
APA Corp. (Oil, Gas & Consumable Fuels) 100 2,428
Apollo Global Management, Inc. (Financial Services) 129 17,192
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 4,157 1,058,497
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 225 46,067
AppLovin Corp
*
- Class A (Software) 76 54,609
Aptiv PLC
*
(Automobile Components) 61 5,259
Arch Capital Group, Ltd. (Insurance) 104 9,436
Archer-Daniels-Midland Co. (Food Products) 135 8,064
Arista Networks, Inc.
*
(Communications Equipment) 289 42,110
Arthur J. Gallagher & Co. (Insurance) 72 22,301
Assurant, Inc. (Insurance) 14 3,032
AT&T, Inc. (Diversified Telecommunication Services) 2,003 56,565
Atmos Energy Corp. (Gas Utilities) 45 7,684
Autodesk, Inc.
*
(Software) 60 19,060
Automatic Data Processing, Inc. (Professional Services) 113 33,165
AutoZone, Inc.
*
(Specialty Retail) 5 21,451
AvalonBay Communities, Inc. (Residential REITs) 40 7,727
Avery Dennison Corp. (Containers & Packaging) 22 3,568
Axon Enterprise, Inc.
*
(Aerospace & Defense) 22 15,788
Baker Hughes Co. (Energy Equipment & Services) 276 13,447
Ball Corp. (Containers & Packaging) 76 3,832
Bank of America Corp. (Banks) 1,909 98,485
Baxter International, Inc. (Health Care Equipment &
Supplies) 144 3,279
Common Stocks, continued
Shares Value
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 80 $ 14,974
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 514 258,409
Best Buy Co., Inc. (Specialty Retail) 55 4,159
Biogen, Inc.
*
(Biotechnology) 41 5,743
Bio-Techne Corp. (Life Sciences Tools & Services) 44 2,448
BlackRock, Inc. (Capital Markets) 40 46,635
Blackstone, Inc. (Capital Markets) 206 35,195
Block, Inc.
*
(Financial Services) 154 11,130
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 9 48,593
Boston Properties, Inc. (Office REITs) 41 3,048
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 415 40,516
Bristol-Myers Squibb Co. (Pharmaceuticals) 570 25,707
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 1,318 434,822
Broadridge Financial Solutions, Inc. (Professional
Services) 33 7,860
Brown & Brown, Inc. (Insurance) 82 7,691
Brown-Forman Corp. - Class B (Beverages) 49 1,327
Builders FirstSource, Inc.
*
(Building Products) 31 3,759
Bunge Global SA (Food Products) 39 3,169
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 33 4,369
Cadence Design Systems, Inc.
*
(Software) 76 26,696
Camden Property Trust (Residential REITs) 30 3,203
Campbell Soup Co.
(a)
(Food Products) 55 1,737
Capital One Financial Corp. (Consumer Finance) 179 38,052
Cardinal Health, Inc. (Health Care Providers & Services) 67 10,516
CarMax, Inc.
*
(Specialty Retail) 42 1,885
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 304 8,789
Carrier Global Corp. (Building Products) 224 13,373
Caterpillar, Inc. (Machinery) 131 62,508
Cboe Global Markets, Inc. (Capital Markets) 29 7,112
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 82 12,920
CDW Corp. (Electronic Equipment, Instruments &
Components) 37 5,893
Cencora, Inc. (Health Care Providers & Services) 54 16,877
Centene Corp.
*
(Health Care Providers & Services) 131 4,674
CenterPoint Energy, Inc. (Multi-Utilities) 183 7,100
CF Industries Holdings, Inc. (Chemicals) 45 4,037
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 14 2,190
Charter Communications, Inc.
*
- Class A (Media) 26 7,153
Chevron Corp. (Oil, Gas & Consumable Fuels) 539 83,701
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 376 14,735
Chubb, Ltd. (Insurance) 104 29,354
Church & Dwight Co., Inc. (Household Products) 68 5,959
Cincinnati Financial Corp. (Insurance) 44 6,956
Cintas Corp. (Commercial Services & Supplies) 96 19,705
Cisco Systems, Inc. (Communications Equipment) 1,109 75,878
Citigroup, Inc. (Banks) 516 52,374
Citizens Financial Group, Inc. (Banks) 121 6,432
CME Group, Inc. (Capital Markets) 101 27,289
CMS Energy Corp. (Multi-Utilities) 84 6,154
Cognizant Technology Solutions Corp. - Class A (IT
Services) 137 9,189
Coinbase Global, Inc.
*
- Class A (Capital Markets) 63 21,262
Colgate-Palmolive Co. (Household Products) 226 18,066
Comcast Corp. - Class A (Media) 1,032 32,424
Conagra Brands, Inc. (Food Products) 134 2,454
ConocoPhillips (Oil, Gas & Consumable Fuels) 350 33,107
Consolidated Edison, Inc. (Multi-Utilities) 101 10,153
Constellation Brands, Inc. - Class A (Beverages) 40 5,387
Constellation Energy Corp. (Electric Utilities) 88 28,958
Copart, Inc.
*
(Commercial Services & Supplies) 249 11,198

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraBull
Common Stocks, continued
Shares Value
Corning, Inc. (Electronic Equipment, Instruments &
Components) 218 $ 17,883
Corpay, Inc.
*
(Software) 20 5,761
Corteva, Inc. (Chemicals) 190 12,850
CoStar Group, Inc.
*
(Real Estate Management &
Development) 119 10,040
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 124 114,777
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 214 5,061
Crowdstrike Holdings, Inc.
*
- Class A (Software) 70 34,327
Crown Castle International Corp. (Specialized REITs) 122 11,772
CSX Corp. (Ground Transportation) 522 18,536
Cummins, Inc. (Machinery) 39 16,472
CVS Health Corp. (Health Care Providers & Services) 355 26,763
D.R. Horton, Inc. (Household Durables) 78 13,218
Danaher Corp. (Life Sciences Tools & Services) 179 35,489
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 33 6,282
Datadog, Inc.
*
- Class A (Software) 91 12,958
DaVita, Inc.
*
(Health Care Providers & Services) 10 1,329
Dayforce, Inc.
*
(Professional Services) 45 3,100
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 42 4,258
Deere & Co. (Machinery) 71 32,465
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 85 12,050
Delta Air Lines, Inc. (Passenger Airlines) 182 10,328
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 178 6,241
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 110 7,402
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 53 7,584
Digital Realty Trust, Inc. (Specialized REITs) 90 15,559
Dollar General Corp. (Consumer Staples Distribution &
Retail) 62 6,408
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 54 5,096
Dominion Energy, Inc. (Multi-Utilities) 239 14,620
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 9 3,885
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 104 28,287
Dover Corp. (Machinery) 38 6,340
Dow, Inc. (Chemicals) 199 4,563
DTE Energy Co. (Multi-Utilities) 58 8,203
Duke Energy Corp. (Electric Utilities) 218 26,978
DuPont de Nemours, Inc. (Chemicals) 117 9,114
Eastman Chemical Co. (Chemicals) 32 2,018
Eaton Corp. PLC (Electrical Equipment) 109 40,793
eBay, Inc. (Broadline Retail) 128 11,642
Ecolab, Inc. (Chemicals) 72 19,717
Edison International (Electric Utilities) 108 5,970
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 164 12,754
Electronic Arts, Inc. (Entertainment) 63 12,707
Elevance Health, Inc. (Health Care Providers &
Services) 63 20,357
Eli Lilly & Co. (Pharmaceuticals) 223 170,149
EMCOR Group, Inc. (Construction & Engineering) 13 8,444
Emerson Electric Co. (Electrical Equipment) 158 20,726
Entergy Corp. (Electric Utilities) 125 11,649
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 153 17,154
EPAM Systems, Inc.
*
(IT Services) 16 2,413
EQT Corp. (Oil, Gas & Consumable Fuels) 175 9,525
Equifax, Inc. (Professional Services) 35 8,979
Equinix, Inc. (Specialized REITs) 27 21,147
Equity Residential (Residential REITs) 97 6,279
Erie Indemnity Co.
*
- Class A (Insurance) 7 2,227
Common Stocks, continued
Shares Value
Essex Property Trust, Inc. (Residential REITs) 18 $ 4,818
Everest Group, Ltd. (Insurance) 12 4,203
Evergy, Inc. (Electric Utilities) 64 4,865
Eversource Energy (Electric Utilities) 104 7,399
Exelon Corp. (Electric Utilities) 283 12,738
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 67 7,118
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 33 7,054
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 38 4,658
Extra Space Storage, Inc. (Specialized REITs) 59 8,315
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 1,194 134,624
F5, Inc.
*
(Communications Equipment) 16 5,171
FactSet Research Systems, Inc. (Capital Markets) 11 3,151
Fair Isaac Corp.
*
(Software) 7 10,476
Fastenal Co. (Trading Companies & Distributors) 321 15,742
Federal Realty Investment Trust (Retail REITs) 22 2,229
FedEx Corp. (Air Freight & Logistics) 61 14,384
Fidelity National Information Services, Inc. (Financial
Services) 146 9,627
Fifth Third Bancorp (Banks) 185 8,242
First Horizon Corp. (Banks) —
(b)
7
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 30 6,616
FirstEnergy Corp. (Electric Utilities) 146 6,690
Fiserv, Inc.
*
(Financial Services) 152 19,597
Ford Motor Co. (Automobiles) 1,095 13,096
Fortinet, Inc.
*
(Software) 182 15,303
Fortive Corp. (Machinery) 95 4,654
Fox Corp. - Class A (Media) 59 3,721
Fox Corp. - Class B (Media) 37 2,120
Franklin Resources, Inc. (Capital Markets) 86 1,989
Freeport-McMoRan, Inc. (Metals & Mining) 402 15,766
Garmin, Ltd. (Household Durables) 46 11,326
Gartner, Inc.
*
(IT Services) 21 5,520
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 128 9,613
GE Vernova, Inc. (Electrical Equipment) 76 46,733
Gen Digital, Inc. (Software) 157 4,457
Generac Holdings, Inc.
*
(Electrical Equipment) 16 2,678
General Dynamics Corp. (Aerospace & Defense) 71 24,211
General Electric Co. (Industrial Conglomerates) 297 89,343
General Mills, Inc. (Food Products) 150 7,563
General Motors Co. (Automobiles) 267 16,279
Genuine Parts Co. (Distributors) 39 5,405
Gilead Sciences, Inc. (Biotechnology) 348 38,628
Global Payments, Inc. (Financial Services) 68 5,649
Globe Life, Inc. (Insurance) 23 3,288
GoDaddy, Inc.
*
- Class A (IT Services) 39 5,336
Halliburton Co. (Energy Equipment & Services) 239 5,879
Hasbro, Inc. (Leisure Products) 37 2,806
HCA Healthcare, Inc. (Health Care Providers &
Services) 46 19,605
Healthpeak Properties, Inc. (Health Care REITs) 195 3,734
Henry Schein, Inc.
*
(Health Care Providers & Services) 29 1,925
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 368 9,038
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 66 17,123
Hologic, Inc.
*
(Health Care Equipment & Supplies) 62 4,184
Honeywell International, Inc. (Industrial Conglomerates) 178 37,469
Hormel Foods Corp. (Food Products) 82 2,029
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 179 3,047
Howmet Aerospace, Inc. (Aerospace & Defense) 113 22,174
HP, Inc. (Technology Hardware, Storage & Peripherals) 263 7,161
Hubbell, Inc. (Electrical Equipment) 15 6,455

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraBull
Common Stocks, continued
Shares Value
Humana, Inc. (Health Care Providers & Services) 34 $ 8,846
Huntington Bancshares, Inc. (Banks) 411 7,098
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 11 3,167
IDEX Corp. (Machinery) 21 3,418
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 22 14,056
Illinois Tool Works, Inc. (Machinery) 74 19,296
Incyte Corp.
*
(Biotechnology) 46 3,901
Ingersoll Rand, Inc. (Machinery) 101 8,345
Insulet Corp.
*
(Health Care Equipment & Supplies) 20 6,175
Intel Corp. (Semiconductors & Semiconductor
Equipment) 1,226 41,132
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 125 8,601
Intercontinental Exchange, Inc. (Capital Markets) 160 26,957
International Business Machines Corp. (IT Services) 261 73,644
International Flavors & Fragrances, Inc. (Chemicals) 72 4,431
International Paper Co. (Containers & Packaging) 148 6,868
Intuit, Inc. (Software) 78 53,267
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 100 44,723
Invesco, Ltd. (Capital Markets) 125 2,868
Invitation Homes, Inc. (Residential REITs) 158 4,634
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 48 9,117
Iron Mountain, Inc. (Specialized REITs) 83 8,461
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 21 2,818
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 30 6,515
Jack Henry & Associates, Inc. (Financial Services) 20 2,979
Jacobs Solutions, Inc. (Professional Services) 33 4,945
Johnson & Johnson (Pharmaceuticals) 675 125,159
Johnson Controls International PLC (Building Products) 183 20,121
JPMorgan Chase & Co. (Banks) 770 242,882
Kellanova (Food Products) 75 6,152
Kenvue, Inc. (Personal Care Products) 538 8,732
Keurig Dr Pepper, Inc. (Beverages) 381 9,719
KeyCorp (Banks) 261 4,878
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 48 8,396
Kimberly-Clark Corp. (Household Products) 93 11,564
Kimco Realty Corp. (Retail REITs) 190 4,152
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 548 15,514
KKR & Co., Inc. (Capital Markets) 192 24,950
KLA Corp. (Semiconductors & Semiconductor
Equipment) 37 39,908
L3Harris Technologies, Inc. (Aerospace & Defense) 52 15,881
Labcorp Holdings, Inc. (Health Care Providers &
Services) 23 6,602
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 355 47,534
Lamb Weston Holdings, Inc. (Food Products) 39 2,265
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 87 4,680
Leidos Holdings, Inc. (Professional Services) 36 6,803
Lennar Corp. - Class A (Household Durables) 64 8,067
Lennox International, Inc. (Building Products) 9 4,764
Linde PLC (Chemicals) 131 62,224
Live Nation Entertainment, Inc.
*
(Entertainment) 44 7,190
LKQ Corp. (Distributors) 72 2,199
Lockheed Martin Corp. - B (Aerospace & Defense) 58 28,954
Loews Corp. (Insurance) 48 4,819
Lowe's Cos., Inc. (Specialty Retail) 157 39,456
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 31 5,516
Common Stocks, continued
Shares Value
LyondellBasell Industries N.V. - Class A (Chemicals) 72 $ 3,531
M&T Bank Corp. (Banks) 44 8,695
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 85 16,383
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 63 16,474
Marsh & McLennan Cos., Inc. (Insurance) 138 27,811
Martin Marietta Materials, Inc. (Construction Materials) 17 10,715
Masco Corp. (Building Products) 59 4,153
MasterCard, Inc. - Class A (Financial Services) 231 131,395
Match Group, Inc.
*
(Interactive Media & Services) 67 2,366
McCormick & Co., Inc. (Food Products) 71 4,751
McDonald's Corp. (Hotels, Restaurants & Leisure) 200 60,779
McKesson Corp. (Health Care Providers & Services) 35 27,039
Medtronic PLC (Health Care Equipment & Supplies) 359 34,191
Merck & Co., Inc. (Pharmaceuticals) 700 58,751
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 608 446,503
MetLife, Inc. (Insurance) 156 12,850
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 6 7,366
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 57 1,976
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 151 9,697
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 314 52,538
Microsoft Corp. (Software) 2,082 1,078,371
Mid-America Apartment Communities, Inc. (Residential
REITs) 33 4,611
Moderna, Inc.
*
(Biotechnology) 97 2,506
Mohawk Industries, Inc.
*
(Household Durables) 15 1,934
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 15 2,870
Molson Coors Beverage Co. - Class B (Beverages) 47 2,127
Mondelez International, Inc. - Class A (Food Products) 362 22,613
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 13 11,968
Monster Beverage Corp.
*
(Beverages) 200 13,462
Moody's Corp. (Capital Markets) 43 20,489
Morgan Stanley (Capital Markets) 340 54,046
Motorola Solutions, Inc. (Communications Equipment) 47 21,493
MSCI, Inc. (Capital Markets) 22 12,483
Nasdaq, Inc. (Capital Markets) 127 11,233
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 56 6,634
Netflix, Inc.
*
(Entertainment) 119 142,671
Newmont Corp. (Metals & Mining) 308 25,967
News Corp. - Class A (Media) 105 3,225
News Corp. - Class B (Media) 31 1,071
NextEra Energy, Inc. (Electric Utilities) 577 43,557
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 333 23,219
NiSource, Inc. (Multi-Utilities) 132 5,716
Nordson Corp. (Machinery) 15 3,404
Norfolk Southern Corp. (Ground Transportation) 63 18,926
Northern Trust Corp. (Capital Markets) 54 7,268
Northrop Grumman Corp. (Aerospace & Defense) 38 23,154
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 127 3,128
NRG Energy, Inc. (Electric Utilities) 54 8,745
Nucor Corp. (Metals & Mining) 64 8,668
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 6,835 1,275,275
NVR, Inc.
*
(Household Durables) 1 8,035

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraBull
Common Stocks, continued
Shares Value
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 71 $ 16,169
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 201 9,497
Old Dominion Freight Line, Inc. (Ground
Transportation) 52 7,321
Omnicom Group, Inc. (Media) 54 4,403
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 115 5,671
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 176 12,843
Oracle Corp. (Software) 464 130,494
O'Reilly Automotive, Inc.
*
(Specialty Retail) 238 25,659
Otis Worldwide Corp. (Machinery) 110 10,057
PACCAR, Inc. (Machinery) 147 14,453
Packaging Corp. of America (Containers & Packaging) 25 5,448
Palantir Technologies, Inc.
*
- Class A (Software) 637 116,202
Palo Alto Networks, Inc.
*
(Software) 187 38,077
Paramount Skydance Corp.
*(a)
(Media) 86 1,627
Parker-Hannifin Corp. (Machinery) 36 27,293
Paychex, Inc. (Professional Services) 91 11,535
Paycom Software, Inc. (Professional Services) 14 2,914
PayPal Holdings, Inc.
*
(Financial Services) 268 17,972
Pentair PLC (Machinery) 46 5,095
PepsiCo, Inc. (Beverages) 384 53,929
Pfizer, Inc. (Pharmaceuticals) 1,593 40,590
PG&E Corp. (Electric Utilities) 616 9,289
Philip Morris International, Inc. (Tobacco) 436 70,719
Phillips 66 (Oil, Gas & Consumable Fuels) 113 15,370
Pinnacle West Capital Corp. (Electric Utilities) 33 2,959
PNC Financial Services Group, Inc. (Banks) 110 22,102
Pool Corp. (Distributors) 9 2,791
PPG Industries, Inc. (Chemicals) 63 6,622
PPL Corp. (Electric Utilities) 207 7,692
Principal Financial Group, Inc. (Insurance) 57 4,726
Prologis, Inc. (Industrial REITs) 260 29,775
Prudential Financial, Inc. (Insurance) 99 10,270
PTC, Inc.
*
(Software) 34 6,903
Public Service Enterprise Group, Inc. (Multi-Utilities) 140 11,684
Public Storage (Specialized REITs) 44 12,709
PulteGroup, Inc. (Household Durables) 55 7,267
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 302 50,241
Quanta Services, Inc. (Construction & Engineering) 42 17,406
Quest Diagnostics, Inc. (Health Care Providers &
Services) 31 5,908
Ralliant Corp.
*
(Electrical Equipment) 1 44
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 11 3,449
Raymond James Financial, Inc. (Capital Markets) 50 8,630
Raytheon Technologies Corp. (Aerospace & Defense) 375 62,749
Realty Income Corp. (Retail REITs) 256 15,562
Regency Centers Corp. (Retail REITs) 46 3,353
Regeneron Pharmaceuticals, Inc. (Biotechnology) 29 16,306
Regions Financial Corp. (Banks) 250 6,593
Republic Services, Inc. (Commercial Services &
Supplies) 57 13,080
ResMed, Inc. (Health Care Equipment & Supplies) 41 11,223
Revvity, Inc. (Life Sciences Tools & Services) 33 2,892
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 217 31,070
Rockwell Automation, Inc. (Electrical Equipment) 31 10,835
Rollins, Inc. (Commercial Services & Supplies) 79 4,640
Roper Technologies, Inc. (Software) 30 14,961
Ross Stores, Inc. (Specialty Retail) 92 14,020
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 71 22,974
S&P Global, Inc. (Capital Markets) 88 42,830
Common Stocks, continued
Shares Value
Salesforce, Inc. (Software) 268 $ 63,516
SBA Communications Corp. - Class A (Specialized
REITs) 30 5,801
Schlumberger N.V. (Energy Equipment & Services) 418 14,367
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 60 14,164
Sempra (Multi-Utilities) 183 16,466
ServiceNow, Inc.
*
(Software) 58 53,376
Simon Property Group, Inc. (Retail REITs) 91 17,078
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 42 3,233
Smurfit WestRock PLC (Containers & Packaging) 146 6,215
Snap-on, Inc. (Machinery) 15 5,198
Solventum Corp.
*
(Health Care Equipment & Supplies) 41 2,993
Southwest Airlines Co. (Passenger Airlines) 147 4,691
Stanley Black & Decker, Inc. (Machinery) 43 3,196
Starbucks Corp. (Hotels, Restaurants & Leisure) 318 26,903
State Street Corp. (Capital Markets) 79 9,165
Steel Dynamics, Inc. (Metals & Mining) 39 5,438
STERIS PLC (Health Care Equipment & Supplies) 28 6,928
Stryker Corp. (Health Care Equipment & Supplies) 96 35,488
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 140 6,712
Synchrony Financial (Consumer Finance) 104 7,389
Synopsys, Inc.
*
(Software) 53 26,150
Sysco Corp. (Consumer Staples Distribution & Retail) 134 11,034
T. Rowe Price Group, Inc. (Capital Markets) 62 6,364
Take-Two Interactive Software, Inc.
*
(Entertainment) 49 12,660
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 58 6,567
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 60 10,052
Target Corp. (Consumer Staples Distribution & Retail) 127 11,392
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 83 18,221
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 13 7,619
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 45 6,194
Tesla, Inc.
*
(Automobiles) 786 349,551
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 255 46,851
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 5 4,668
Textron, Inc. (Aerospace & Defense) 50 4,225
The AES Corp. (Independent Power/Renewable
Electricity Producers) 199 2,619
The Bank of New York Mellon Corp. (Capital Markets) 198 21,574
The Boeing Co.
*
(Aerospace & Defense) 212 45,756
The Charles Schwab Corp. (Capital Markets) 478 45,635
The Cigna Group (Health Care Providers & Services) 75 21,619
The Clorox Co. (Household Products) 34 4,192
The Coca-Cola Co. (Beverages) 1,085 71,957
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 56 3,839
The Estee Lauder Cos., Inc. (Personal Care Products) 66 5,816
The Goldman Sachs Group, Inc. (Capital Markets) 85 67,690
The Hartford Financial Services Group, Inc. (Insurance) 79 10,538
The Hershey Co. (Food Products) 41 7,669
The Home Depot, Inc. (Specialty Retail) 279 113,047
The Interpublic Group of Cos., Inc. (Media) 103 2,875
The J.M. Smucker Co. (Food Products) 30 3,258
The Kraft Heinz Co. (Food Products) 239 6,224
The Kroger Co. (Consumer Staples Distribution &
Retail) 170 11,460
The Mosaic Co. (Chemicals) 89 3,087
The Procter & Gamble Co. (Household Products) 656 100,795

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraBull
Common Stocks, continued
Shares Value
The Progressive Corp. (Insurance) 164 $ 40,499
The Sherwin-Williams Co. (Chemicals) 65 22,506
The Southern Co. (Electric Utilities) 308 29,188
The TJX Cos., Inc. (Specialty Retail) 313 45,241
The Trade Desk, Inc.
*
- Class A (Media) 125 6,126
The Travelers Cos., Inc. (Insurance) 63 17,591
The Walt Disney Co. (Entertainment) 504 57,708
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 342 21,666
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 106 51,411
TKO Group Holdings, Inc.
*
(Entertainment) 19 3,837
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 136 32,556
Tractor Supply Co. (Specialty Retail) 148 8,417
Trane Technologies PLC (Building Products) 62 26,162
TransDigm Group, Inc. (Aerospace & Defense) 16 21,088
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 67 5,471
Truist Financial Corp. (Banks) 361 16,505
Tyler Technologies, Inc.
*
(Software) 12 6,278
Tyson Foods, Inc. - Class A (Food Products) 80 4,344
U.S. Bancorp (Banks) 436 21,072
Uber Technologies, Inc.
*
(Ground Transportation) 584 57,214
UDR, Inc. (Residential REITs) 84 3,130
Ulta Beauty, Inc.
*
(Specialty Retail) 13 7,108
Union Pacific Corp. (Ground Transportation) 166 39,237
United Airlines Holdings, Inc.
*
(Passenger Airlines) 91 8,782
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 206 17,208
United Rentals, Inc. (Trading Companies & Distributors) 18 17,183
UnitedHealth Group, Inc. (Health Care Providers &
Services) 254 87,706
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 16 3,271
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 87 14,813
Ventas, Inc. (Health Care REITs) 127 8,889
Veralto Corp. (Commercial Services & Supplies) 70 7,463
VeriSign, Inc.
*
(IT Services) 24 6,710
Verisk Analytics, Inc. (Professional Services) 39 9,809
Verizon Communications, Inc. (Diversified
Telecommunication Services) 1,181 51,905
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 72 28,198
Viatris, Inc. (Pharmaceuticals) 327 3,237
VICI Properties, Inc. (Specialized REITs) 299 9,750
Visa, Inc. - Class A (Financial Services) 476 162,497
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 89 17,437
Vulcan Materials Co. (Construction Materials) 37 11,382
W.R. Berkley Corp. (Insurance) 84 6,436
W.W. Grainger, Inc. (Trading Companies & Distributors) 12 11,436
Wabtec Corp. (Machinery) 48 9,623
Walmart, Inc. (Consumer Staples Distribution & Retail) 1,230 126,763
Warner Bros. Discovery, Inc.
*
(Entertainment) 694 13,554
Waste Management, Inc. (Commercial Services &
Supplies) 104 22,966
Waters Corp.
*
(Life Sciences Tools & Services) 17 5,097
WEC Energy Group, Inc. (Multi-Utilities) 90 10,313
Wells Fargo & Co. (Banks) 897 75,187
Welltower, Inc. (Health Care REITs) 187 33,312
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 20 5,247
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 97 11,646
Weyerhaeuser Co. (Specialized REITs) 202 5,008
Williams-Sonoma, Inc. (Specialty Retail) 34 6,645
Common Stocks, continued
Shares Value
Willis Towers Watson PLC (Insurance) 27 $ 9,327
Workday, Inc.
*
- Class A (Software) 61 14,685
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 24 3,078
Xcel Energy, Inc. (Electric Utilities) 166 13,388
Xylem, Inc. (Machinery) 68 10,030
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 78 11,856
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 14 4,160
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 55 5,418
Zoetis, Inc. (Pharmaceuticals) 124 18,144
TOTAL COMMON STOCKS
  (Cost $4,406,832) 15,985,764
Repurchase Agreements
(c)(d)
( 23.4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $5,434,608 $ 5,434,000 5,434,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,434,000) 5,434,000
Collateral for Securities Loaned
(e)
( NM )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(f)
3,207 3,207
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $3,207) 3,207
TOTAL INVESTMENT SECURITIES
  (Cost $9,844,039)— 92.2% 21,422,971
Net other assets (liabilities) —  7.8% 1,815,884
NET ASSETS — 100.0% $ 23,238,855
*
Non-income producing security.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $3,124.
(b)
Number of shares is less than 0.50.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $2,829,000.
(e)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
ADR
American Depositary Receipt
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraBull
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P 500 Futures Contracts 15 12/22/25 $ 5,054,063 $ 100,697
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 10/27/25 4.84% $ 13,340,133 $ 48,949
SPDR S&P 500 ETF Goldman Sachs International 10/27/25 4.75% 4,318,059 11,888
$17,658,192 $60,837
S&P 500 UBS AG 10/27/25 4.89% $ 3,952,880 $ 15,963
SPDR S&P 500 ETF UBS AG 10/27/25 4.89% 3,799,426 13,745
$7,752,306 $29,708
$25,410,498 $90,545
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP UltraBull invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 267,147 1.2%
Air Freight & Logistics 40,619 0.2%
Automobile Components 5,259  NM
Automobiles 378,925 1.6%
Banks 570,551 2.5%
Beverages 157,908 0.7%
Biotechnology 252,507 1.1%
Broadline Retail 608,652 2.6%
Building Products 78,937 0.3%
Capital Markets 557,259 2.4%
Chemicals 174,285 0.8%
Commercial Services & Supplies 79,052 0.3%
Communications Equipment 144,652 0.6%
Construction & Engineering 25,850 0.1%
Construction Materials 22,097 0.1%
Consumer Finance 95,929 0.4%
Consumer Staples Distribution & Retail 286,931 1.2%
Containers & Packaging 31,215 0.1%
Distributors 10,395 0.1%
Diversified Telecommunication Services 108,469 0.5%
Electric Utilities 241,795 1.1%
Electrical Equipment 140,484 0.6%
Electronic Equipment, Instruments & Components 116,480 0.5%
Energy Equipment & Services 33,693 0.2%
Entertainment 250,327 1.1%
Financial Services 636,447 2.7%
Food Products 82,292 0.4%
Gas Utilities 7,684  NM
Value
% of Net
Assets
Ground Transportation $ 144,052 0.6%
Health Care Equipment & Supplies 325,498 1.4%
Health Care Providers & Services 265,907 1.1%
Health Care REITs 45,935 0.2%
Hotel & Resort REITs 3,047  NM
Hotels, Restaurants & Leisure 301,166 1.3%
Household Durables 49,847 0.2%
Household Products 140,575 0.6%
Independent Power/Renewable Electricity Producers 20,056 0.1%
Industrial Conglomerates 149,934 0.7%
Industrial REITs 29,775 0.1%
Insurance 297,889 1.3%
Interactive Media & Services 1,163,686 5.0%
IT Services 148,750 0.6%
Leisure Products 2,807  NM
Life Sciences Tools & Services 131,525 0.6%
Machinery 241,847 1.0%
Media 64,745 0.3%
Metals & Mining 55,839 0.2%
Multi-Utilities 98,341 0.4%
Office REITs 6,715  NM
Oil, Gas & Consumable Fuels 427,349 1.8%
Passenger Airlines 23,801 0.1%
Personal Care Products 14,548 0.1%
Pharmaceuticals 441,736 1.9%
Professional Services 89,110 0.4%
Real Estate Management & Development 22,960 0.1%
Residential REITs 34,402 0.2%
Retail REITs 42,374 0.2%

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraBull
Value
% of Net
Assets
Semiconductors & Semiconductor Equipment $ 2,201,682 9.5%
Software 1,827,904 7.9%
Specialized REITs 123,717 0.5%
Specialty Retail 287,088 1.3%
Technology Hardware, Storage & Peripherals 1,125,902 4.8%
Textiles, Apparel & Luxury Goods 43,009 0.2%
Tobacco 101,833 0.4%
Trading Companies & Distributors 44,361 0.2%
Water Utilities 7,655  NM
Wireless Telecommunication Services 32,556 0.1%
Other
**
7,253,091 31.2%
Total $ 23,238,855 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraMid-Cap
Common Stocks (69.7%)
Shares Value
AAON, Inc. (Building Products) 139 $ 12,988
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 98 8,384
Acuity Brands, Inc. (Electrical Equipment) 62 21,352
Advanced Drainage Systems, Inc. (Building Products) 147 20,389
AECOM (Construction & Engineering) 271 35,357
AeroVironment, Inc.
*
(Aerospace & Defense) 65 20,468
Affiliated Managers Group, Inc. (Capital Markets) 58 13,829
AGCO Corp. (Machinery) 127 13,598
Agree Realty Corp. (Retail REITs) 226 16,055
Alaska Air Group, Inc.
*
(Passenger Airlines) 236 11,748
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 826 14,463
Alcoa Corp. (Metals & Mining) 530 17,432
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 254 7,417
ALLETE, Inc. (Electric Utilities) 119 7,902
Ally Financial, Inc. (Consumer Finance) 574 22,501
American Airlines Group, Inc.
*
(Passenger Airlines) 1,352 15,197
American Financial Group, Inc. (Insurance) 142 20,692
American Homes 4 Rent - Class A (Residential REITs) 668 22,211
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 233 6,617
Annaly Capital Management, Inc. (Mortgage REITs) 1,315 26,576
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 686 13,336
Antero Resources Corp.
*
(Oil, Gas & Consumable Fuels) 601 20,170
API Group Corp.
*
(Industrial Support Services) 758 26,052
Appfolio, Inc.
*
- Class A (Software) 47 12,956
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 78 20,362
AptarGroup, Inc. (Containers & Packaging) 135 18,044
Aramark (Hotels, Restaurants & Leisure) 538 20,660
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 106 12,826
ASGN, Inc.
*
(IT Services) 90 4,262
Ashland, Inc. (Chemicals) 94 4,504
Associated Banc-Corp. (Banks) 335 8,613
ATI, Inc.
*
(Metals & Mining) 282 22,938
Autoliv, Inc.
*
(Automobile Components) 145 17,908
AutoNation, Inc.
*
(Specialty Retail) 58 12,689
Avantor, Inc.
*
(Life Sciences Tools & Services) 1,397 17,435
Avient Corp. (Chemicals) 188 6,195
Avis Budget Group, Inc.
*
(Ground Transportation) 35 5,620
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 172 8,992
Axalta Coating Systems, Ltd.
*
(Chemicals) 444 12,707
Bank OZK (Banks) 217 11,063
Bath & Body Works, Inc. (Retail - Discretionary) 433 11,154
Belden, Inc. (Electronic Equipment, Instruments &
Components) 81 9,742
BellRing Brands, Inc.
*
(Personal Care Products) 258 9,378
BILL Holdings, Inc.
*
(Software) 188 9,958
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 393 21,285
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 37 10,374
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 271 25,271
Black Hills Corp. (Multi-Utilities) 149 9,177
Blackbaud, Inc.
*
(Software) 76 4,888
Boyd Gaming Corp.
*
(Hotels, Restaurants & Leisure) 122 10,547
Brighthouse Financial, Inc.
*
(Insurance) 117 6,210
Brixmor Property Group, Inc. (Retail REITs) 627 17,355
Bruker Corp. (Life Sciences Tools & Services) 227 7,375
Brunswick Corp. (Leisure Products) 134 8,474
Burlington Stores, Inc.
*
(Specialty Retail) 128 32,575
BWX Technologies, Inc. (Aerospace & Defense) 187 34,477
Cabot Corp. (Chemicals) 109 8,289
Common Stocks, continued
Shares Value
CACI International, Inc.
*
- Class A (Professional
Services) 45 $ 22,445
Cadence Bank (Banks) 382 14,340
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 244 4,860
Carlisle Cos., Inc. (Building Products) 87 28,619
Carpenter Technology Corp. (Metals & Mining) 102 25,045
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 76 42,964
Cava Group, Inc.
*
(Leisure Facilities & Services) 204 12,324
Celsius Holdings, Inc.
*
(Beverages) 328 18,856
Chart Industries, Inc.
*
(Machinery) 91 18,214
Chemed Corp. (Health Care Providers & Services) 30 13,432
Chewy, Inc.
*
- Class A (Specialty Retail) 457 18,486
Choice Hotels International, Inc. (Hotels, Restaurants &
Leisure) 42 4,490
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 117 11,626
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 136 13,193
Ciena Corp.
*
(Communications Equipment) 290 42,244
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 105 13,155
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels) 171 5,558
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 103 23,919
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 1,013 12,359
CNH Industrial N.V.
*
(Machinery) 1,819 19,736
CNO Financial Group, Inc.
*
(Insurance) 199 7,870
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 290 9,315
Coca-Cola Consolidated, Inc. (Beverages) 123 14,411
Cognex Corp. (Electronic Equipment, Instruments &
Components) 344 15,583
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 318 34,255
Columbia Banking System, Inc. (Banks) 613 15,779
Columbia Sportswear Co.
*
(Textiles, Apparel & Luxury
Goods) 53 2,772
Comerica, Inc. (Banks) 263 18,021
Comfort Systems USA, Inc. (Construction &
Engineering) 72 59,414
Commerce Bancshares, Inc. (Banks) 254 15,179
Commercial Metals Co. (Metals & Mining) 229 13,117
CommVault Systems, Inc.
*
(Software) 91 17,179
Concentrix Corp. (Professional Services) 92 4,246
COPT Defense Properties (Office REITs) 231 6,713
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 389 20,940
Coty, Inc.
*
- Class A (Personal Care Products) 751 3,034
Cousins Properties, Inc. (Office REITs) 344 9,955
Crane Co. (Machinery) 100 18,414
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 101 6,774
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 112 9,358
Crown Holdings, Inc. (Containers & Packaging) 236 22,795
CubeSmart (Specialized REITs) 467 18,988
Cullen/Frost Bankers, Inc. (Banks) 132 16,734
Curtiss-Wright Corp. (Aerospace & Defense) 77 41,807
Cytokinetics, Inc.
*
(Biotechnology) 245 13,465
Darling Ingredients, Inc.
*
(Food Products) 324 10,002
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 409 5,190
Dick's Sporting Goods, Inc. (Specialty Retail) 137 30,444
DocuSign, Inc.
*
(Software) 414 29,845
Dolby Laboratories, Inc.
*
- Class A (Software) 125 9,046
Donaldson Co., Inc. (Machinery) 239 19,562
Doximity, Inc.
*
- Class A (Health Care Technology) 279 20,409
Dropbox, Inc.
*
- Class A (Software) 379 11,450
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 208 23,515
Duolingo, Inc.
*
(Diversified Consumer Services) 81 26,069

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraMid-Cap
Common Stocks, continued
Shares Value
Dynatrace, Inc.
*
(Software) 618 $ 29,942
Eagle Materials, Inc. (Construction Materials) 66 15,381
East West Bancorp, Inc. (Banks) 282 30,018
EastGroup Properties, Inc. (Industrial REITs) 109 18,449
EchoStar Corp.
*
- Class A (Media) 275 20,999
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 1,018 20,503
elf Beauty, Inc.
*
(Personal Care Products) 122 16,163
Encompass Health Corp. (Health Care Providers &
Services) 206 26,167
EnerSys (Electrical Equipment) 77 8,698
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 311 28,756
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 340 6,926
EPR Properties (Specialized REITs) 156 9,050
Equitable Holdings, Inc. (Financial Services) 614 31,180
Equity LifeStyle Properties, Inc. (Residential REITs) 397 24,098
Esab Corp. (Machinery) 117 13,074
Essent Group, Ltd. (Financial Services) 202 12,839
Essential Utilities, Inc. (Water Utilities) 575 22,943
Euronet Worldwide, Inc.
*
(Financial Services) 79 6,937
Evercore Partners, Inc. (Capital Markets) 79 26,648
Exelixis, Inc.
*
(Biotechnology) 551 22,756
ExlService Holdings, Inc.
*
(Professional Services) 331 14,574
Exponent, Inc. (Professional Services) 103 7,156
F.N.B. Corp.
*
(Banks) 736 11,857
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 73 26,617
Federated Hermes, Inc. - Class B (Capital Markets) 151 7,841
Fidelity National Financial, Inc. (Insurance) 523 31,637
First American Financial Corp. (Insurance) 209 13,426
First Financial Bankshares, Inc. (Banks) 267 8,985
First Horizon Corp. (Banks) 1,040 23,513
First Industrial Realty Trust, Inc. (Industrial REITs) 271 13,948
FirstCash Holdings, Inc.
*
(Consumer Finance) 80 12,674
Five Below, Inc.
*
(Specialty Retail) 113 17,481
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 769 44,579
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 221 16,288
Flowers Foods, Inc. (Food Products) 433 5,651
Flowserve Corp. (Machinery) 268 14,242
Fluor Corp.
*
(Construction & Engineering) 331 13,925
Fortune Brands Innovations, Inc. (Building Products) 246 13,134
Frontier Communications Parent, Inc.
*
(Diversified
Telecommunication Services) 513 19,160
FTI Consulting, Inc.
*
(Professional Services) 65 10,507
GameStop Corp.
*
- Class A (Specialty Retail) 843 22,997
Gaming and Leisure Properties, Inc. (Specialized REITs) 580 27,033
GATX Corp.
*
(Trading Companies & Distributors) 73 12,760
Genpact, Ltd. (Professional Services) 332 13,907
Gentex Corp. (Automobile Components) 450 12,735
Glacier Bancorp, Inc. (Banks) 243 11,827
Globus Medical, Inc.
*
(Health Care Equipment &
Supplies) 231 13,229
Graco, Inc. (Machinery) 339 28,800
Graham Holdings Co. - Class B (Diversified Consumer
Services) 7 8,241
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 57 12,513
Graphic Packaging Holding Co. (Containers &
Packaging) 607 11,879
Greif, Inc.
*
- Class A (Containers & Packaging) 54 3,227
Guidewire Software, Inc.
*
(Software) 172 39,536
GXO Logistics, Inc.
*
(Air Freight & Logistics) 235 12,429
Common Stocks, continued
Shares Value
H&R Block, Inc. (Diversified Consumer Services) 274 $ 13,856
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 99 4,825
Halozyme Therapeutics, Inc.
*
(Biotechnology) 240 17,602
Hamilton Lane, Inc. - Class A (Capital Markets) 83 11,188
Hancock Whitney Corp. (Banks) 174 10,894
Harley-Davidson, Inc. (Automobiles) 249 6,947
Healthcare Realty Trust, Inc. (Health Care REITs) 720 12,982
HealthEquity, Inc.
*
(Health Care Providers & Services) 177 16,774
Hexcel Corp. (Aerospace & Defense) 163 10,220
HF Sinclair Corp. (Oil, Gas & Consumable Fuels) 326 17,063
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 126 5,268
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 424 24,049
Home BancShares, Inc. (Banks) 375 10,613
Houlihan Lokey, Inc. (Capital Markets) 111 22,791
Hyatt Hotels Corp. - Class A (Hotels, Restaurants &
Leisure) 87 12,348
IDACORP, Inc. (Electric Utilities) 111 14,668
Illumina, Inc.
*
(Life Sciences Tools & Services) 315 29,916
Independence Realty Trust, Inc.
*
(Residential REITs) 478 7,834
Ingredion, Inc. (Food Products) 131 15,997
Insperity, Inc. (Professional Services) 73 3,592
International Bancshares Corp. (Banks) 111 7,631
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 52 4,118
Iridium Communications, Inc.
*
(Diversified
Telecommunication Services) 217 3,789
ITT, Inc. (Machinery) 160 28,602
Janus Henderson Group PLC (Capital Markets) 256 11,395
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 124 16,343
Jefferies Financial Group, Inc. (Capital Markets) 338 22,112
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 97 28,933
KB Home (Household Durables) 139 8,846
KBR, Inc. (Professional Services) 264 12,485
Kemper Corp.
*
(Insurance) 129 6,650
Kilroy Realty Corp.
*
(Office REITs) 223 9,422
Kinsale Capital Group, Inc. (Insurance) 45 19,137
Kirby Corp.
*
(Marine Transportation) 114 9,513
Kite Realty Group Trust (Retail REITs) 450 10,035
Knife River Corp.
*
(Construction Materials) 116 8,917
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 332 13,117
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 346 31,614
Kyndryl Holdings, Inc.
*
(IT Services) 474 14,234
Lamar Advertising Co. - Class A (Specialized REITs) 178 21,790
Lancaster Colony Corp. (Food Products) 42 7,257
Landstar System, Inc. (Ground Transportation) 71 8,702
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 139 7,129
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 280 20,530
Lear Corp. (Automobile Components) 109 10,966
Light & Wonder, Inc.
*
(Hotels, Restaurants & Leisure) 172 14,438
Lincoln Electric Holdings, Inc. (Machinery) 113 26,649
Lithia Motors, Inc. - A (Specialty Retail) 53 16,748
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 51 13,210
LivaNova PLC
*
(Health Care Equipment & Supplies) 112 5,867
Louisiana-Pacific Corp. (Paper & Forest Products) 130 11,549
Lumentum Holdings, Inc.
*
(Communications
Equipment) 143 23,268

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraMid-Cap
Common Stocks, continued
Shares Value
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 131 $ 16,308
Macy's, Inc. (Broadline Retail) 556 9,969
Manhattan Associates, Inc.
*
(Software) 124 25,418
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 378 13,895
Marriott Vacations Worldwide Corp.
*
(Hotels,
Restaurants & Leisure) 57 3,794
Masimo Corp.
*
(Health Care Equipment & Supplies) 95 14,017
MasTec, Inc.
*
(Construction & Engineering) 126 26,814
Matador Resources Co. (Oil, Gas & Consumable Fuels) 240 10,783
Mattel, Inc.
*
(Leisure Products) 660 11,108
Maximus, Inc. (Professional Services) 115 10,508
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 45 23,137
MGIC Investment Corp. (Financial Services) 472 13,391
MKS Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 138 17,080
Morningstar, Inc. (Capital Markets) 50 11,601
MP Materials Corp.
*
(Metals & Mining) 276 18,511
MSA Safety, Inc. (Commercial Services & Supplies) 75 12,905
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 94 8,661
Mueller Industries, Inc. (Machinery) 227 22,952
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 275 7,813
Murphy USA, Inc. (Specialty Retail) 36 13,977
National Fuel Gas Co.
*
(Gas Utilities) 185 17,088
National Retail Properties, Inc. (Retail REITs) 387 16,475
National Storage Affiliates Trust (Specialized REITs) 145 4,382
Neurocrine Biosciences, Inc.
*
(Biotechnology) 203 28,497
New Jersey Resources Corp. (Gas Utilities) 206 9,919
New York Community Bancorp, Inc. (Banks) 613 7,080
NewMarket Corp. (Chemicals) 16 13,251
Nexstar Media Group, Inc. (Media) 58 11,469
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 303 22,419
NorthWestern Energy Group, Inc. (Multi-Utilities) 126 7,385
NOV, Inc. (Energy Equipment & Services) 761 10,083
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 74 7,411
Nutanix, Inc.
*
- Class A (Software) 549 40,839
nVent Electric PLC (Electrical Equipment) 330 32,551
OGE Energy Corp. (Electric Utilities) 413 19,109
Okta, Inc.
*
(IT Services) 342 31,361
Old National Bancorp
*
(Banks) 714 15,672
Old Republic International Corp. (Insurance) 468 19,876
Olin Corp. (Chemicals) 235 5,873
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 126 16,178
Omega Healthcare Investors, Inc. (Health Care REITs) 604 25,501
ONE Gas, Inc.
*
(Gas Utilities) 123 9,956
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 100 12,922
Option Care Health, Inc.
*
(Health Care Providers &
Services) 332 9,216
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 124 11,935
Oshkosh Corp. (Machinery) 131 16,991
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 527 21,280
Owens Corning (Building Products) 171 24,190
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 410 4,543
Parsons Corp.
*
(Professional Services) 109 9,038
Paylocity Holding Corp.
*
(Professional Services) 92 14,653
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 168 5,069
Pegasystems, Inc. (Software) 189 10,868
Penske Automotive Group, Inc.
*
(Specialty Retail) 38 6,609
Common Stocks, continued
Shares Value
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 80 $ 20,266
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 321 33,397
Permian Resources Corp. (Oil, Gas & Consumable
Fuels) 1,432 18,330
Perrigo Co. PLC (Pharmaceuticals) 282 6,280
Pilgrim's Pride Corp.
*
(Food Products) 88 3,583
Pinnacle Financial Partners, Inc. (Banks) 158 14,819
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 172 17,854
Polaris Industries, Inc.
*
(Leisure Products) 109 6,336
Portland General Electric Co. (Electric Utilities) 224 9,856
Post Holdings, Inc.
*
(Food Products) 98 10,533
PotlatchDeltic Corp. (Specialized REITs) 146 5,950
Power Integrations, Inc.
*
(Semiconductors &
Semiconductor Equipment) 115 4,624
Primerica, Inc. (Insurance) 66 18,321
Prosperity Bancshares, Inc.
*
(Banks) 195 12,938
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 636 53,303
PVH Corp. (Textiles, Apparel & Luxury Goods) 98 8,209
Qualys, Inc.
*
(Software) 74 9,792
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 220 22,924
Range Resources Corp. (Oil, Gas & Consumable Fuels) 488 18,368
Rayonier, Inc. (Specialized REITs) 291 7,723
Rb Global, Inc. (Commercial Services & Supplies) 380 41,177
RBC Bearings, Inc.
*
(Machinery) 64 24,979
Regal Rexnord Corp. (Electrical Equipment) 136 19,508
Reinsurance Group of America, Inc. (Insurance) 135 25,939
Reliance Steel & Aluminum Co. (Metals & Mining) 108 30,330
RenaissanceRe Holdings, Ltd. (Insurance) 96 24,377
Repligen Corp.
*
(Life Sciences Tools & Services) 108 14,436
Rexford Industrial Realty, Inc. (Industrial REITs) 484 19,898
RH
*
(Specialty Retail) 31 6,298
RLI Corp.
*
(Insurance) 188 12,261
Roivant Sciences, Ltd.
*
(Biotechnology) 881 13,330
Royal Gold, Inc. (Metals & Mining) 135 27,078
RPM International, Inc. (Chemicals) 263 31,003
Ryan Specialty Holdings, Inc. (Insurance) 231 13,019
Ryder System, Inc. (Ground Transportation) 84 15,846
Sabra Health Care REIT, Inc. (Health Care REITs) 491 9,152
Saia, Inc.
*
(Ground Transportation) 55 16,465
Science Applications International Corp. (Professional
Services) 96 9,540
SEI Investments Co. (Capital Markets) 192 16,291
Selective Insurance Group, Inc. (Insurance) 125 10,134
Sensata Technologies Holding PLC (Electrical
Equipment) 298 9,104
Service Corp. International (Diversified Consumer
Services) 287 23,884
Shift4 Payments, Inc.
*
- Class A (Financial Services) 138 10,681
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 67 8,786
Siligan Holdings, Inc. (Containers & Packaging) 182 7,828
Simpson Manufacturing Co., Inc. (Building Products) 85 14,234
SLM Corp. (Consumer Finance) 427 11,819
Sonoco Products Co.
*
(Containers & Packaging) 202 8,704
Sotera Health Co.
*
(Life Sciences Tools & Services) 361 5,679
SouthState Bank Corp. (Banks) 207 20,465
Southwest Gas Holdings, Inc. (Gas Utilities) 131 10,263
Spire, Inc.
*
(Gas Utilities) 121 9,864
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 200 21,760
STAG Industrial, Inc. (Industrial REITs) 382 13,481

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraMid-Cap
Common Stocks, continued
Shares Value
Starwood Property Trust, Inc. (Mortgage REITs) 707 $ 13,695
Stifel Financial Corp. (Capital Markets) 209 23,715
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 79 5,399
Synovus Financial Corp. (Banks) 284 13,939
Talen Energy Corp.
*
(Electric Utilities) 94 39,985
Taylor Morrison Home Corp.
*
(Household Durables) 202 13,334
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 157 25,709
TechnipFMC PLC (Energy Equipment & Services) 842 33,217
Tempur Sealy International, Inc. (Household Durables) 430 36,262
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 181 36,751
Terex Corp. (Machinery) 134 6,874
Tetra Tech, Inc. (Commercial Services & Supplies) 538 17,958
Texas Capital Bancshares, Inc.
*
(Banks) 94 7,946
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 136 22,597
The Boston Beer Co., Inc.
*
- Class A (Beverages) 16 3,383
The Brink's Co. (Commercial Services & Supplies) 85 9,933
The Carlyle Group, Inc. (Capital Markets) 533 33,418
The Ensign Group, Inc. (Health Care Providers &
Services) 117 20,214
The Gap, Inc. (Specialty Retail) 466 9,968
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 586 4,383
The Hanover Insurance Group, Inc.
*
(Insurance) 73 13,259
The Middleby Corp.
*
(Machinery) 96 12,761
The New York Times Co. - Class A (Media) 332 19,057
The Scotts Miracle-Gro Co.
*
(Chemicals) 91 5,182
The Timken Co. (Machinery) 130 9,773
The Toro Co. (Machinery) 202 15,392
The Western Union Co. (Financial Services) 662 5,289
Thor Industries, Inc. (Automobiles) 109 11,302
Toll Brothers, Inc. (Household Durables) 201 27,766
TopBuild Corp.
*
(Household Durables) 57 22,279
TransUnion (Professional Services) 399 33,428
Travel + Leisure Co.
*
(Hotels, Restaurants & Leisure) 133 7,912
Trex Co., Inc.
*
(Building Products) 220 11,367
Twilio, Inc.
*
- Class A (Software) 314 31,428
TXNM Energy, Inc. (Electric Utilities) 194 10,971
UFP Industries, Inc. (Building Products) 120 11,219
UGI Corp. (Gas Utilities) 440 14,634
UMB Financial Corp. (Banks) 146 17,279
Under Armour, Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 387 1,931
Under Armour, Inc.
*
- Class C (Textiles, Apparel &
Luxury Goods) 248 1,198
United Bankshares, Inc. (Banks) 289 10,754
United Therapeutics Corp.
*
(Biotechnology) 93 38,986
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 91 13,070
Unum Group (Insurance) 321 24,967
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 461 35,322
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 76 11,367
Valaris, Ltd.
*
(Energy Equipment & Services) 136 6,633
Valley National Bancorp
*
(Banks) 986 10,452
Valmont Industries, Inc. (Construction & Engineering) 40 15,509
Valvoline, Inc.
*
(Specialty Retail) 260 9,337
VF Corp. (Textiles, Apparel & Luxury Goods) 672 9,697
Viper Energy, Inc. (Oil & Gas Producers) 346 13,224
Visteon Corp.
*
(Automobile Components) 56 6,712
Vontier Corp.
*
(Electronic Equipment, Instruments &
Components) 301 12,633
Vornado Realty Trust (Office REITs) 330 13,375
Common Stocks, continued
Shares Value
Voya Financial, Inc. (Financial Services) 198 $ 14,810
Warner Music Group Corp.
*
- Class A (Entertainment) 299 10,184
Watsco, Inc. (Trading Companies & Distributors) 72 29,110
Watts Water Technologies, Inc. - Class A (Machinery) 56 15,640
Weatherford International PLC (Energy Equipment &
Services) 147 10,059
Webster Financial Corp. (Banks) 340 20,210
WESCO International, Inc. (Trading Companies &
Distributors) 100 21,150
Western Alliance Bancorp (Banks) 212 18,385
Westlake Corp.
*
(Chemicals) 68 5,240
WEX, Inc.
*
(Financial Services) 70 11,027
Whirlpool Corp. (Household Durables) 115 9,039
Wingstop, Inc. (Hotels, Restaurants & Leisure) 57 14,346
Wintrust Financial Corp. (Banks) 137 18,144
Woodward, Inc. (Aerospace & Defense) 123 31,083
WP Carey, Inc. (Equity REIT - Diversified) 449 30,339
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 156 12,464
XPO, Inc.
*
(Ground Transportation) 241 31,154
YETI Holdings, Inc.
*
(Leisure Products) 166 5,508
Zions Bancorp N.A. (Banks) 302 17,087
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 574 6,262
TOTAL COMMON STOCKS
  (Cost $3,635,540) 6,389,546
Repurchase Agreements
(a)(b)
( 29.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $2,655,297 $ 2,655,000 2,655,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,655,000) 2,655,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,290,540)— 98.7% 9,044,546
Net other assets (liabilities) —  1.3% 114,807
NET ASSETS — 100.0% $ 9,159,353
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $1,379,000.
REIT
Real Estate Investment Trust

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraMid-Cap
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P MidCap 400 Futures Contracts 3 12/22/25 $ 985,860 $ (2,503)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 10/27/25 4.74% $ 4,140,065 $ 4,166
SPDR S&P MidCap 400 ETF Goldman Sachs International 10/27/25 4.51% 2,468,211 2,549
$6,608,276 $6,715
S&P MidCap 400 UBS AG 10/27/25 4.89% $ 3,696,050 $ 3,798
SPDR S&P MidCap 400 ETF UBS AG 10/27/25 4.89% 627,384 641
$4,323,434 $4,439
$10,931,710 $11,154
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraMid-Cap
ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 169,669 1.9%
Air Freight & Logistics 12,429 0.1%
Automobile Components 52,704 0.6%
Automobiles 18,249 0.2%
Banks 420,238 4.6%
Beverages 36,650 0.4%
Biotechnology 155,921 1.7%
Broadline Retail 26,148 0.3%
Building Products 136,140 1.5%
Capital Markets 200,829 2.2%
Chemicals 92,244 1.0%
Commercial Services & Supplies 105,892 1.2%
Communications Equipment 65,512 0.7%
Construction & Engineering 151,019 1.6%
Construction Materials 24,298 0.3%
Consumer Finance 46,994 0.5%
Consumer Staples Distribution & Retail 187,072 2.0%
Containers & Packaging 72,477 0.8%
Diversified Consumer Services 84,563 0.9%
Diversified Telecommunication Services 22,949 0.2%
Electric Utilities 102,492 1.1%
Electrical Equipment 113,632 1.2%
Electronic Equipment, Instruments & Components 222,449 2.4%
Energy Equipment & Services 59,992 0.7%
Entertainment 10,184 0.1%
Equity REIT - Diversified 30,339 0.3%
Financial Services 106,154 1.2%
Food Products 53,023 0.6%
Gas Utilities 71,724 0.8%
Ground Transportation 90,904 1.0%
Health Care Equipment & Supplies 77,449 0.8%
Health Care Providers & Services 146,603 1.6%
Health Care REITs 47,634 0.5%
Health Care Technology 20,409 0.2%
Hotel & Resort REITs 4,543 0.1%
Hotels, Restaurants & Leisure 171,277 1.9%
Household Durables 117,526 1.3%
Independent Power/Renewable Electricity Producers 11,935 0.1%
Industrial REITs 65,776 0.7%
Industrial Support Services 26,052 0.3%
Insurance 267,774 2.9%
Interactive Media & Services 6,262 0.1%
IT Services 49,857 0.6%
Leisure Facilities & Services 12,324 0.1%
Leisure Products 31,426 0.4%
Life Sciences Tools & Services 108,352 1.2%
Machinery 326,253 3.6%
Marine Transportation 9,513 0.1%
Media 51,525 0.6%
Value
% of Net
Assets
Metals & Mining $ 166,810 1.8%
Mortgage REITs 40,271 0.4%
Multi-Utilities 16,562 0.2%
Office REITs 39,465 0.4%
Oil & Gas Producers 13,224 0.1%
Oil, Gas & Consumable Fuels 182,226 2.0%
Paper & Forest Products 11,549 0.1%
Passenger Airlines 26,945 0.3%
Personal Care Products 28,575 0.3%
Pharmaceuticals 43,126 0.5%
Professional Services 166,079 1.8%
Real Estate Management & Development 28,933 0.3%
Residential REITs 54,143 0.6%
Retail - Discretionary 11,154 0.1%
Retail REITs 59,920 0.7%
Semiconductors & Semiconductor Equipment 177,587 1.9%
Software 283,146 3.1%
Specialized REITs 94,917 1.0%
Specialty Retail 222,281 2.4%
Technology Hardware, Storage & Peripherals 53,303 0.6%
Textiles, Apparel & Luxury Goods 38,025 0.4%
Trading Companies & Distributors 112,983 1.2%
Water Utilities 22,942 0.3%
Other
**
2,769,807 30.3%
Total $ 9,159,353 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraNasdaq-100
Common Stocks (70.4%)
Shares Value
Adobe, Inc.
*
(Software) 4,875 $ 1,719,656
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 18,651 3,017,545
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 4,931 598,722
Alphabet, Inc. - Class A (Interactive Media & Services) 27,173 6,605,756
Alphabet, Inc. - Class C (Interactive Media & Services) 25,365 6,177,646
Amazon.com, Inc.
*
(Broadline Retail) 49,824 10,939,856
American Electric Power Co., Inc. (Electric Utilities) 6,146 691,425
Amgen, Inc. (Biotechnology) 6,187 1,745,972
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 5,654 1,389,188
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 69,325 17,652,225
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 9,156 1,874,599
AppLovin Corp
*
- Class A (Software) 3,537 2,541,475
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 1,570 222,139
ASML Holding N.V.
ADR
(Semiconductors &
Semiconductor Equipment) 974 942,920
AstraZeneca PLC
ADR
(Pharmaceuticals) 6,751 517,937
Atlassian Corp.
*
- Class A (Software) 1,911 305,187
Autodesk, Inc.
*
(Software) 2,459 781,151
Automatic Data Processing, Inc. (Professional Services) 4,655 1,366,242
Axon Enterprise, Inc.
*
(Aerospace & Defense) 902 647,311
Baker Hughes Co. (Energy Equipment & Services) 11,330 551,997
Biogen, Inc.
*
(Biotechnology) 1,685 236,035
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 372 2,008,528
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 36,339 11,988,599
Cadence Design Systems, Inc.
*
(Software) 3,132 1,100,146
CDW Corp. (Electronic Equipment, Instruments &
Components) 1,506 239,876
Charter Communications, Inc.
*
- Class A (Media) 1,570 431,915
Cintas Corp. (Commercial Services & Supplies) 4,631 950,559
Cisco Systems, Inc. (Communications Equipment) 45,511 3,113,863
Coca-Cola European Partners PLC (Beverages) 5,266 476,099
Cognizant Technology Solutions Corp. - Class A (IT
Services) 5,613 376,464
Comcast Corp. - Class A (Media) 42,325 1,329,852
Constellation Energy Corp. (Electric Utilities) 3,590 1,181,361
Copart, Inc.
*
(Commercial Services & Supplies) 11,113 499,752
CoStar Group, Inc.
*
(Real Estate Management &
Development) 4,869 410,798
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 5,097 4,717,937
Crowdstrike Holdings, Inc.
*
- Class A (Software) 2,884 1,414,256
CSX Corp. (Ground Transportation) 21,426 760,837
Datadog, Inc.
*
- Class A (Software) 3,715 529,016
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 4,507 303,276
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 3,327 476,094
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 4,624 1,257,682
Electronic Arts, Inc. (Entertainment) 2,876 580,089
Exelon Corp. (Electric Utilities) 11,608 522,476
Fastenal Co. (Trading Companies & Distributors) 13,189 646,789
Fortinet, Inc.
*
(Software) 8,804 740,240
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 5,247 394,050
Gilead Sciences, Inc. (Biotechnology) 14,260 1,582,860
GLOBALFOUNDRIES, Inc.
*
(Semiconductors &
Semiconductor Equipment) 6,378 228,588
Honeywell International, Inc. (Industrial Conglomerates) 7,297 1,536,019
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 919 587,140
Common Stocks, continued
Shares Value
Intel Corp. (Semiconductors & Semiconductor
Equipment) 50,304 $ 1,687,699
Intuit, Inc. (Software) 3,206 2,189,409
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 4,120 1,842,587
Keurig Dr Pepper, Inc. (Beverages) 15,612 398,262
KLA Corp. (Semiconductors & Semiconductor
Equipment) 1,517 1,636,236
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 14,545 1,947,576
Linde PLC (Chemicals) 5,393 2,561,675
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 1,319 234,690
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 3,120 812,573
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 9,908 832,966
MercadoLibre, Inc.
*
(Broadline Retail) 583 1,362,436
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 10,132 7,440,737
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 6,202 398,292
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 12,862 2,152,070
Microsoft Corp. (Software) 34,723 17,984,777
MicroStrategy, Inc.
*
- Class A (Software) 3,033 977,263
Mondelez International, Inc. - Class A (Food Products) 14,871 928,991
Monster Beverage Corp.
*
(Beverages) 11,222 755,353
Netflix, Inc.
*
(Entertainment) 4,884 5,855,526
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 113,514 21,179,442
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 2,897 659,734
Old Dominion Freight Line, Inc. (Ground
Transportation) 2,415 339,984
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 4,700 231,757
O'Reilly Automotive, Inc.
*
(Specialty Retail) 9,752 1,051,363
PACCAR, Inc. (Machinery) 6,035 593,361
Palantir Technologies, Inc.
*
- Class A (Software) 26,137 4,767,911
Palo Alto Networks, Inc.
*
(Software) 7,687 1,565,227
Paychex, Inc. (Professional Services) 4,133 523,899
PayPal Holdings, Inc.
*
(Financial Services) 10,980 736,319
PDD Holdings, Inc.
*ADR
(Broadline Retail) 7,676 1,014,537
PepsiCo, Inc. (Beverages) 15,734 2,209,683
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 12,401 2,063,030
Regeneron Pharmaceuticals, Inc. (Biotechnology) 1,197 673,037
Roper Technologies, Inc. (Software) 1,237 616,880
Ross Stores, Inc. (Specialty Retail) 3,759 572,834
Shopify, Inc.
*
- Class A (IT Services) 14,026 2,084,404
Starbucks Corp. (Hotels, Restaurants & Leisure) 13,064 1,105,214
Synopsys, Inc.
*
(Software) 2,127 1,049,441
Take-Two Interactive Software, Inc.
*
(Entertainment) 2,120 547,723
Tesla, Inc.
*
(Automobiles) 17,026 7,571,803
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 10,448 1,919,611
The Kraft Heinz Co. (Food Products) 13,603 354,222
The Trade Desk, Inc.
*
- Class A (Media) 5,122 251,029
Thomson Reuters Corp. (Professional Services) 5,180 804,609
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 12,934 3,096,141
Verisk Analytics, Inc. (Professional Services) 1,606 403,925
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 2,947 1,154,163
Warner Bros. Discovery, Inc.
*
(Entertainment) 28,453 555,687
Workday, Inc.
*
- Class A (Software) 2,494 600,381
Xcel Energy, Inc. (Electric Utilities) 6,797 548,178

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraNasdaq-100
Common Stocks, continued
Shares Value
Zscaler, Inc.
*
(Software) 1,789 $ 536,092
TOTAL COMMON STOCKS
  (Cost $83,954,475) 214,290,884
Repurchase Agreements
(a)(b)
( 26.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $79,132,850 $ 79,124,000 79,124,000
TOTAL REPURCHASE AGREEMENTS
(Cost $79,124,000) 79,124,000
TOTAL INVESTMENT SECURITIES
  (Cost $163,078,475)— 96.4% $ 293,414,884
Net other assets (liabilities) —  3.6% 11,101,603
NET ASSETS — 100.0% $ 304,516,487
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $47,946,000.
ADR
American Depositary Receipt
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini Nasdaq-100 Futures Contracts 42 12/22/25 $ 20,917,470 $ 666,664
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Invesco QQQ Trust, Series 1
ETF Goldman Sachs International 10/27/25 4.64% $ 78,105,002 $ 203,377
Nasdaq-100 Index Goldman Sachs International 10/27/25 4.84% 130,922,411 343,829
$209,027,413 $547,206
Invesco QQQ Trust, Series 1
ETF UBS AG 10/27/25 4.89% $ 13,973,660 $ 36,289
Nasdaq-100 Index UBS AG 10/27/25 4.89% 150,656,531 403,824
$164,630,191 $440,113
$373,657,604 $987,319
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraNasdaq-100
.
ProFund VP UltraNasdaq-100 invested in the following industries as of September 30,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 647,311 0.2%
Automobiles 7,571,803 2.5%
Beverages 3,839,397 1.3%
Biotechnology 5,392,067 1.8%
Broadline Retail 13,316,829 4.4%
Chemicals 2,561,675 0.8%
Commercial Services & Supplies 1,450,311 0.5%
Communications Equipment 3,113,862 1.0%
Consumer Staples Distribution & Retail 4,717,936 1.5%
Electric Utilities 2,943,440 1.0%
Electronic Equipment, Instruments & Components 239,876 0.1%
Energy Equipment & Services 551,997 0.2%
Entertainment 7,539,025 2.5%
Financial Services 736,319 0.3%
Food Products 1,283,214 0.4%
Ground Transportation 1,100,821 0.4%
Health Care Equipment & Supplies 3,127,053 1.0%
Hotels, Restaurants & Leisure 5,782,719 1.9%
Industrial Conglomerates 1,536,018 0.5%
Interactive Media & Services 20,224,140 6.6%
IT Services 2,460,868 0.8%
Machinery 593,361 0.2%
Media 2,012,795 0.7%
Oil, Gas & Consumable Fuels 476,094 0.1%
Pharmaceuticals 517,937 0.2%
Professional Services 3,098,676 1.0%
Real Estate Management & Development 410,798 0.1%
Semiconductors & Semiconductor Equipment 54,371,991 17.8%
Software 39,418,509 13.0%
Specialty Retail 1,624,197 0.5%
Technology Hardware, Storage & Peripherals 17,652,225 5.8%
Textiles, Apparel & Luxury Goods 234,690 0.1%
Trading Companies & Distributors 646,789 0.2%
Wireless Telecommunication Services 3,096,141 1.0%
Other
**
90,225,603 29.6%
Total $ 304,516,487 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraShort Dow 30
Repurchase Agreements
(a)(b)
( 88.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $6,001 $ 6,000 $ 6,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,000) 6,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,000)— 88.1% 6,000
Net other assets (liabilities) —  11.9% 808
NET ASSETS — 100.0% $ 6,808
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $1,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 10/27/25 (4.59)% $ (10,438) $ (17)
Dow Jones Industrial Average UBS AG 10/27/25 (4.49)% (3,169) (5)
$(13,607) $(22)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraShort Nasdaq-100
Repurchase Agreements
(a)(b)
( 100.7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $1,876,210 $ 1,876,000 $ 1,876,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,876,000) 1,876,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,876,000)— 100.7% 1,876,000
Net other assets (liabilities) —  (0.7)% (13,171)
NET ASSETS — 100.0% $ 1,862,829
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $551,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 10/27/25 (4.59)% $ (2,867,107) $ (7,775)
Nasdaq-100 Index UBS AG 10/27/25 (4.49)% (867,423) (2,335)
$(3,734,530) $(10,110)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks (65.6%)
Shares Value
10X Genomics Inc
*
- Class A (Medical Equipment &
Devices) 371 $ 4,336
1-800-Flowers.com, Inc.
*(a)
- Class A (Specialty Retail) 76 350
1st Source Corp. (Banks) 64 3,940
3D Systems Corp.
*
(Machinery) 456 1,322
4D Molecular Therapeutics, Inc.
*
(Biotechnology) 139 1,208
89bio, Inc.
*
(Biotechnology) 432 6,350
8x8, Inc.
*
(Software) 463 982
908 Devices, Inc.
*
(Electronic Equipment, Instruments &
Components) 95 832
A10 Networks, Inc.
*
(Software) 249 4,519
AAR Corp. (Aerospace & Defense) 124 11,119
Aardvark Therapeutics, Inc.
*
(Biotech & Pharma) 20 266
Abacus Life Inc
*
(Insurance) 140 802
Abeona Therapeutics, Inc.
*
(Biotech & Pharma) 151 797
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 163 13,944
ABM Industries, Inc. (Commercial Services & Supplies) 214 9,870
Absci Corp.
*
(Biotechnology) 455 1,383
Acacia Research Corp.
*
(Financial Services) 118 384
Academy Sports & Outdoors, Inc. (Specialty Retail) 230 11,505
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 430 9,176
Acadia Realty Trust (Retail REITs) 457 9,209
Acadian Asset Management, Inc. (Capital Markets) 93 4,479
Accel Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 187 2,070
ACCO Brands Corp. (Commercial Services & Supplies) 302 1,205
Accuray, Inc.
*
(Health Care Equipment & Supplies) 351 586
ACI Worldwide, Inc.
*
(Software) 365 19,261
Aclaris Therapeutics, Inc.
*
(Biotech & Pharma) 300 570
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 175 6,848
Acme United Corp. (Wholesale - Discretionary) 11 453
ACNB Corp. (Banks) 36 1,585
ACRES Commercial Realty Corp.
*
(Specialty Finance) 21 444
Actuate Therapeutics, Inc.
*
(Biotech & Pharma) 21 140
Acuren Corp.
*
(Asset Management) 591 7,866
Acushnet Holdings Corp. (Leisure Products) 95 7,457
ACV Auctions, Inc.
*
- Class A (Commercial Services &
Supplies) 581 5,758
Adamas Trust, Inc. (Mortgage REITs) 294 2,051
AdaptHealth Corp.
*
(Health Care Providers & Services) 352 3,150
Adaptive Biotechnologies Corp.
*
(Life Sciences Tools &
Services) 517 7,733
ADC Therapeutics SA
*
(Biotechnology) 251 1,004
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 63 7,433
Adeia, Inc. (Software) 376 6,317
Adient PLC (Automobile Components) 291 7,007
ADMA Biologics, Inc.
*
(Biotechnology) 802 11,757
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 123 18,997
ADTRAN Holdings, Inc. (Communications Equipment) 257 2,411
Advance Auto Parts, Inc. (Specialty Retail) 208 12,771
Advanced Emissions Solutions, Inc.
*
(Chemicals) 109 780
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 130 22,117
AdvanSix, Inc. (Chemicals) 91 1,764
Advantage Solutions, Inc.
*
(Media) 326 499
Aebi Schmidt Holding AG
*
(Machinery) 130 1,621
Aehr Test Systems
*
(Semiconductors & Semiconductor
Equipment) 99 2,981
Aeluma, Inc.
*
(Semiconductors) 34 548
AeroVironment, Inc.
*
(Aerospace & Defense) 110 34,638
AerSale Corp.
*
(Aerospace & Defense) 111 909
Aeva Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 106 1,537
AFC Gamma, Inc. (Mortgage REITs) 63 241
Common Stocks, continued
Shares Value
AG Mortgage Investment Trust, Inc. (Mortgage REITs) 96 $ 695
agilon health, Inc.
*
(Health Care Providers & Services) 1,067 1,099
Agilysys, Inc.
*
(Software) 90 9,473
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 195 7,827
AirJoule Technologies Corp.
*
(Electrical Equipment) 83 389
AIRO Group Holdings, Inc.
*
(Aerospace & Defense) 24 461
AirSculpt Technologies, Inc.
*(a)
(Health Care Providers
& Services) 57 457
Airship AI Holdings, Inc.
*
(Software) 69 357
Akebia Therapeutics, Inc.
*
(Biotechnology) 865 2,361
Akero Therapeutics, Inc. (Biotechnology) 242 11,490
Alamo Group, Inc. (Machinery) 36 6,872
Alarm.com Holdings, Inc.
*
(Software) 165 8,758
Albany International Corp. (Machinery) 105 5,597
Aldeyra Therapeutics, Inc.
*
(Biotechnology) 188 981
Alector, Inc.
*
(Biotechnology) 239 707
Alerus Financial Corp. (Financial Services) 81 1,793
Alexander & Baldwin, Inc. (Equity REIT - Diversified) 253 4,602
Alexander's, Inc. (Retail REITs) 7 1,641
Alico, Inc. (Food Products) 18 624
Alight, Inc. - Class A (Professional Services) 1,492 4,864
Alignment Healthcare, Inc.
*
(Health Care Providers &
Services) 506 8,830
Alkami Technology, Inc.
*
(Software) 236 5,862
Alkermes PLC
*
(Biotechnology) 561 16,830
Allegiant Travel Co.
*
(Passenger Airlines) 50 3,039
ALLETE, Inc. (Electric Utilities) 202 13,413
Allied Motion Technologies, Inc. (Electrical Equipment) 50 2,238
Allogene Therapeutics, Inc.
*
(Biotechnology) 524 650
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 87 2,433
Alpha Metallurgical Resources, Inc. (Metals & Mining) 40 6,564
Alpha Teknova, Inc.
*
(Biotech & Pharma) 38 235
Alphatec Holdings, Inc.
*
(Health Care Equipment &
Supplies) 401 5,831
Alpine Income Property Trust, Inc. (Equity REIT
- Diversified) 44 623
Alta Equipment Group, Inc. (Trading Companies &
Distributors) 70 507
AlTi Global, Inc.
*
(Capital Markets) 147 523
Altice USA, Inc.
*
- Class A (Cable & Satellite) 904 2,179
Altimmune, Inc.
*
(Biotechnology) 282 1,063
Alumis, Inc.
*
(Pharmaceuticals) 193 770
Amalgamated Financial Corp. (Banks) 81 2,199
A-Mark Precious Metals, Inc.
*
(Distributors) 66 1,707
Ambac Financial Group, Inc.
*
(Insurance) 149 1,243
Ambarella, Inc.
*
(Semiconductors & Semiconductor
Equipment) 141 11,635
Ambiq Micro, Inc.
*
(Semiconductors & Semiconductor
Equipment) 16 479
AMC Entertainment Holdings, Inc.
*
(Entertainment) 1,506 4,367
AMC Networks, Inc.
*
- Class A (Media) 112 923
Amerant Bancorp, Inc.
*
(Banks) 129 2,486
Ameresco, Inc.
*
- Class A (Construction & Engineering) 111 3,727
American Assets Trust, Inc. (Equity REIT - Diversified) 180 3,658
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 400 2,404
American Battery Technology Co.
*
(Metals & Mining) 307 1,492
American Eagle Outfitters, Inc. (Specialty Retail) 562 9,616
American Healthcare REIT, Inc. (Health Care REITs) 551 23,148
American Integrity Insurance Group, Inc.
*
(Insurance) 28 625
American Outdoor Brands Inc.
*
(Leisure Products) 42 365
American Public Education, Inc.
*
(Diversified Consumer
Services) 60 2,368
American Reality Investors, Inc.
*
(Real Estate
Management & Development) 5 84
American States Water Co. (Water Utilities) 134 9,825

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
American Superconductor Corp.
*
(Electrical Equipment) 151 $ 8,968
American Vanguard Corp.
*
(Chemicals) 88 505
American Woodmark Corp.
*
(Building Products) 50 3,338
America's Car-Mart, Inc.
*
(Specialty Retail) 26 759
Ameris Bancorp (Banks) 229 16,788
AMERISAFE, Inc. (Insurance) 66 2,893
Ames National Corp.
*
(Banks) 31 627
Amicus Therapeutics, Inc.
*
(Biotechnology) 963 7,588
AMMO, Inc.
*
(Leisure Products) 300 444
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 133 2,575
Amneal Pharmaceuticals, Inc.
*
(Pharmaceuticals) 520 5,205
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 128 3,411
Amplitude, Inc.
*
- Class A (Software) 309 3,312
Amprius Technologies, Inc.
*
(Electrical Equipment) 322 3,387
Amylyx Pharmaceuticals, Inc.
*
(Biotech & Pharma) 240 3,262
AnaptysBio, Inc.
*
(Biotechnology) 67 2,052
Anavex Life Sciences Corp.
*(a)
(Biotechnology) 289 2,572
Angel Oak Mortgage REIT, Inc. (Mortgage REITs) 43 403
Angi, Inc.
*
(Interactive Media & Services) 141 2,293
AngioDynamics, Inc.
*
(Health Care Equipment &
Supplies) 134 1,497
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 63 5,771
Anika Therapeutics, Inc.
*
(Biotechnology) 43 404
Annexon, Inc.
*
(Biotechnology) 331 1,010
Anteris Technologies Global Corp.
*
(Medical Equipment
& Devices) 117 527
Anterix, Inc.
*
(Diversified Telecommunication Services) 39 837
Anywhere Real Estate, Inc.
*
(Real Estate Management &
Development) 365 3,865
Apartment Investment and Management Co.
*
(Residential REITs) 457 3,624
Apogee Enterprises, Inc. (Building Products) 73 3,181
Apogee Therapeutics, Inc.
*
(Biotechnology) 113 4,489
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 483 4,893
Apollo Medical Holdings, Inc.
*
(Health Care Providers
& Services) 141 3,997
Appian Corp.
*
- Class A (Software) 136 4,158
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 775 9,308
Applied Digital Corp.
*
(IT Services) 742 17,020
Applied Optoelectronics, Inc.
*
(Communications
Equipment) 188 4,875
Aquestive Therapeutics, Inc.
*
(Pharmaceuticals) 298 1,666
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 660 8,058
Arbutus Biopharma Corp.
*
(Biotechnology) 524 2,379
ArcBest Corp. (Ground Transportation) 79 5,520
Arcellx, Inc.
*
(Biotechnology) 118 9,688
Archer Aviation, Inc.
*
- Class A (Aerospace & Defense) 1,905 18,250
Archrock, Inc. (Energy Equipment & Services) 572 15,050
Arcosa, Inc. (Construction & Engineering) 168 15,743
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 88 1,622
Arcus Biosciences, Inc.
*
(Biotechnology) 238 3,237
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 370 6,975
Ardagh Metal Packaging SA (Containers & Packaging) 482 1,923
Ardelyx, Inc.
*
(Biotechnology) 816 4,496
Ardent Health Partners, Inc.
*
(Health Care Providers &
Services) 80 1,060
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels) 119 1,413
Ares Commercial Real Estate Corp. (Mortgage REITs) 183 825
Argan, Inc. (Construction & Engineering) 46 12,422
Arhaus, Inc. (Specialty Retail) 177 1,882
Aris Water Solutions, Inc. - Class A (Commercial
Services & Supplies) 107 2,639
Arko Corp. (Specialty Retail) 266 1,216
Common Stocks, continued
Shares Value
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 344 $ 5,831
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 277 1,942
ARMOUR Residential REIT, Inc.
(a)
(Mortgage REITs) 384 5,737
Array Technologies, Inc.
*
(Electrical Equipment) 525 4,279
Arrive AI, Inc.
*
(Air Freight & Logistics) 13 47
ArriVent Biopharma, Inc.
*(a)
(Biotechnology) 85 1,568
Arrow Financial Corp. (Banks) 57 1,613
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 417 14,382
ARS Pharmaceuticals, Inc.
*(a)
(Biotechnology) 204 2,050
Arteris, Inc.
*
(Software) 99 1,000
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 217 9,418
Artivion, Inc.
*
(Health Care Equipment & Supplies) 132 5,589
Arvinas, Inc.
*
(Pharmaceuticals) 227 1,934
Asana, Inc.
*
- Class A (Software) 300 4,008
Asbury Automotive Group, Inc.
*
(Specialty Retail) 68 16,622
Ascent Industries Co.
*
(Steel) 26 335
ASGN, Inc.
*
(IT Services) 148 7,008
ASP Isotopes, Inc.
*
(Chemicals) 265 2,549
Aspen Aerogels, Inc.
*
(Chemicals) 229 1,594
Aspen Insurance Holdings Ltd.
*
(Insurance) 53 1,946
Associated Banc-Corp. (Banks) 576 14,809
Astec Industries, Inc. (Machinery) 79 3,802
Astria Therapeutics, Inc. (Biotechnology) 127 925
Astronics Corp.
*
(Aerospace & Defense) 105 4,789
Asure Software, Inc.
*
(Professional Services) 89 730
Atea Pharmaceuticals, Inc.
*
(Pharmaceuticals) 265 769
Ategrity Specialty Holdings, LLC
*
(Insurance) 22 435
Atkore, Inc. (Electrical Equipment) 116 7,278
Atlanta Braves Holdings, Inc.
*
(Entertainment) 160 6,654
Atlanta Braves Holdings, Inc.
*
- Series A (Entertainment) 23 1,046
Atlantic International Corp.
*
(Biotech & Pharma) 37 113
Atlantic Union Bankshares Corp. (Banks) 493 17,398
Atlanticus Holdings Corp.
*
(Consumer Finance) 18 1,054
Atlas Energy Solutions, Inc.
*(a)
(Energy Equipment &
Services) 269 3,059
Atmus Filtration Technologies, Inc. (Machinery) 289 13,031
ATN International, Inc. (Diversified Telecommunication
Services) 34 509
Atomera, Inc.
*
(Semiconductors) 101 446
AtriCure, Inc.
*
(Health Care Equipment & Supplies) 167 5,887
aTyr Pharma, Inc.
*
(Biotech & Pharma) 301 217
AudioEye, Inc.
*
(Software) 28 388
Aura Biosciences, Inc.
*
(Biotechnology) 152 939
Aurinia Pharmaceuticals, Inc.
*
(Biotechnology) 403 4,453
Avadel Pharmaceuticals PLC
*
(Pharmaceuticals) 309 4,718
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 155 1,792
Aveanna Healthcare Holdings, Inc.
*
(Health Care
Providers & Services) 169 1,499
AvePoint, Inc.
*
(Software) 460 6,905
Aviat Networks, Inc.
*
(Communications Equipment) 40 917
Avidity Biosciences, Inc.
*
(Biotechnology) 353 15,380
AvidXchange Holdings, Inc.
*
(Financial Services) 591 5,880
Avient Corp. (Chemicals) 318 10,478
Avista Corp. (Multi-Utilities) 279 10,549
Avita Medical, Inc.
*(a)
(Biotechnology) 42 215
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 112 10,936
Axogen, Inc.
*
(Health Care Equipment & Supplies) 152 2,712
Axos Financial, Inc.
*
(Banks) 188 15,914
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 140 17,002
Azenta, Inc.
*
(Life Sciences Tools & Services) 141 4,050

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
AZZ, Inc. (Building Products) 103 $ 11,240
B&G Foods, Inc. (Food Products) 267 1,183
Backblaze, Inc.
*
- Class A (IT Services) 185 1,717
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 103 18,394
Bakkt Holdings, Inc.
*
(Institutional Financial Services) 38 1,279
Balchem Corp. (Chemicals) 114 17,107
Bally's Corp.
*
(Leisure Facilities & Services) 25 278
Banc of California, Inc. (Banks) 444 7,348
BancFirst Corp. (Banks) 72 9,104
Banco Latinoamericano de Comercio Exterior S.A. -
Class E (Financial Services) 99 4,551
Bandwidth, Inc.
*
- Class A (Diversified
Telecommunication Services) 94 1,567
Bank First Corp. (Banks) 31 3,761
Bank of Hawaii Corp. (Banks) 136 8,927
Bank of Marin Bancorp (Banks) 51 1,238
Bank7 Corp. (Banks) 15 694
BankFinancial Corp.
*
(Banking) 39 469
BankUnited, Inc. (Banks) 261 9,960
Bankwell Financial Group, Inc. (Banks) 24 1,062
Banner Corp. (Banks) 118 7,729
Bar Harbor Bankshares (Banks) 52 1,584
BARK, Inc.
*
(Specialty Retail) 319 265
Barnes & Noble Education, Inc.
*
(Retail - Discretionary) 56 557
Barrett Business Services, Inc. (Professional Services) 86 3,812
Bassett Furniture Industries, Inc.
*
(Retail - Discretionary) 28 438
BayCom Corp.
*
(Banks) 36 1,035
BCB Bancorp, Inc. (Banks) 54 469
Beacon Financial Corporation (Banks) 288 6,828
Beam Therapeutics, Inc.
*
(Biotechnology) 331 8,033
Beazer Homes USA, Inc.
*
(Household Durables) 97 2,381
Bel Fuse, Inc. - Class A (Electronic Equipment,
Instruments & Components) 6 698
Bel Fuse, Inc. - Class B (Electronic Equipment,
Instruments & Components) 36 5,077
Belden, Inc. (Electronic Equipment, Instruments &
Components) 137 16,477
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 124 4,780
Benitec Biopharma, Inc.
*
(Biotech & Pharma) 51 716
Berry Corp. (Oil, Gas & Consumable Fuels) 266 1,005
Beta Bionics, Inc.
*
(Biotechnology) 133 2,643
Better Home & Finance Holding Co.
*
(Specialty
Finance) 18 1,011
Beyond Meat, Inc.
*(a)
(Food Products) 255 482
Beyond, Inc.
*
(Specialty Retail) 190 1,860
BGC Group, Inc. - Class A (Capital Markets) 1,254 11,863
Bicara Therapeutics, Inc.
*
(Biotechnology) 118 1,863
BigBear.ai Holdings, Inc.
*(a)
(IT Services) 1,001 6,527
BigCommerce Holdings, Inc.
*
- Class 1 (IT Services) 227 1,133
Biglari Holdings, Inc.
*
- Class B (Hotels, Restaurants &
Leisure) 2 647
BioAge Labs, Inc.
*
(Pharmaceuticals) 82 482
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 724 5,495
Biohaven, Ltd.
*
(Biotechnology) 313 4,698
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 131 3,342
Biote Corp.
*
- Class A (Pharmaceuticals) 101 303
Bioventus, Inc.
*
- Class A (Health Care Equipment &
Supplies) 159 1,064
Bit Digital, Inc.
*
(Software) 1,100 3,300
Bitdeer Technologies Group
*
(Technology Services) 310 5,299
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 70 2,137
BK Technologies Corp
*
(Technology Hardware) 10 845
BKV Corp.
*
(Oil, Gas & Consumable Fuels) 58 1,342
Common Stocks, continued
Shares Value
Black Hills Corp. (Multi-Utilities) 252 $ 15,520
Blackbaud, Inc.
*
(Software) 132 8,489
BlackLine, Inc.
*
(Software) 180 9,558
BlackSky Technology, Inc.
*
(Professional Services) 107 2,156
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 563 10,364
Blade Air Mobility, Inc.
*
- Class A (Passenger Airlines) 225 1,139
Blaize Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 253 873
Blend Labs, Inc.
*
- Class A (Software) 726 2,650
Bloom Energy Corp.
*
- Class A (Electrical Equipment) 743 62,837
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure) 291 2,086
Blue Bird Corp.
*
(Machinery) 110 6,331
Blue Foundry Bancorp
*
(Banks) 65 591
Blue Ridge Bankshares, Inc.
*
(Banking) 233 986
BlueLinx Holdings, Inc.
*
(Trading Companies &
Distributors) 26 1,900
Bluerock Homes Trust, Inc.
*
(Residential REITs) 1 9
Boise Cascade Co. (Trading Companies & Distributors) 131 10,129
Boot Barn Holdings, Inc.
*
(Specialty Retail) 106 17,565
Borr Drilling, Ltd.
*
(Energy Equipment & Services) 856 2,303
Boston Omaha Corp.
*
- Class A (Media) 75 981
Bowhead Specialty Holdings, Inc.
*
(Insurance) 55 1,487
Bowman Consulting Group, Ltd.
*
(Construction &
Engineering) 49 2,076
Box, Inc.
*
- Class A (Software) 486 15,683
Braemar Hotels & Resorts, Inc.
*
(Hotel & Resort REITs) 204 557
Brandywine Realty Trust (Office REITs) 596 2,485
Braze, Inc.
*
- Class A (Software) 276 7,849
BRC, Inc.
*
- Class A (Food Products) 334 521
Bread Financial Holdings, Inc. (Consumer Finance) 161 8,979
Bridgebio Pharma, Inc.
*
(Biotechnology) 541 28,101
Bridgewater Bancshares, Inc.
*
(Banks) 72 1,267
Bright Minds Biosciences, Inc.
*
(Biotech & Pharma) 16 971
BrightSpire Capital, Inc. (Mortgage REITs) 446 2,422
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 325 9,607
BrightView Holdings, Inc.
*
(Commercial Services &
Supplies) 249 3,337
Brinker International, Inc. (Hotels, Restaurants &
Leisure) 153 19,383
Bristow Group, Inc.
*
(Energy Equipment & Services) 98 3,536
Broadstone Net Lease, Inc. (Equity REIT - Diversified) 656 11,723
Brookdale Senior Living, Inc.
*
(Health Care Providers
& Services) 794 6,725
Brookfield Business Corp. - Class A (Industrial
Conglomerates) 81 2,716
Brookfield Infrastructure Corp. - Class A (Gas & Water
Utilities) 417 17,147
BRT Apartments Corp. (Residential REITs) 37 579
Build-A-Bear Workshop, Inc. (Specialty Retail) 43 2,804
Bumble, Inc.
*
- Class A (Interactive Media & Services) 252 1,535
Burford Capital, Ltd.
*
(Financial Services) 696 8,324
Burke & Herbert Financial Services Corp. (Banks) 47 2,899
Business First Bancshares, Inc. (Banks) 99 2,337
Butterfly Network, Inc.
*
(Medical Equipment & Devices) 664 1,282
BV Financial, Inc.
*
(Banking) 29 467
Byline Bancorp, Inc. (Banks) 108 2,995
Byrna Technologies, Inc. (Aerospace & Defense) 63 1,396
C&F Financial Corp.
*
(Banking) 11 739
C3.ai, Inc.
*
- Class A (Software) 424 7,352
Cable One, Inc. (Media) 18 3,187
Cabot Corp. (Chemicals) 188 14,297
Cactus, Inc. - Class A (Energy Equipment & Services) 237 9,354
Cadence Bank (Banks) 646 24,250

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Cadiz, Inc.
*
(Water Utilities) 190 $ 897
Cadre Holdings, Inc. (Aerospace & Defense) 99 3,614
Calavo Growers, Inc. (Food Products) 58 1,493
Caledonia Mining Corp. PLC (Metals & Mining) 57 2,064
Caleres, Inc. (Specialty Retail) 114 1,487
California Resources Corp. (Oil, Gas & Consumable
Fuels) 234 12,444
California Water Service Group (Water Utilities) 207 9,499
Calix, Inc.
*
(Communications Equipment) 204 12,520
Cal-Maine Foods, Inc. (Food Products) 159 14,961
Calumet, Inc.
*
(Chemicals) 239 4,362
Camden National Corp. (Banks) 58 2,238
Camping World Holdings, Inc. - Class A (Specialty
Retail) 208 3,284
Candel Therapeutics, Inc.
*
(Biotechnology) 145 740
Cannae Holdings, Inc. (Financial Services) 199 3,644
Cantaloupe, Inc.
*
(Financial Services) 204 2,156
Capital Bancorp, Inc. (Banks) 40 1,276
Capital City Bank Group, Inc. (Banks) 48 2,006
Capitol Federal Financial, Inc. (Banks) 426 2,705
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 403 8,028
Capricor Therapeutics, Inc.
*
(Biotechnology) 133 959
CapsoVision, Inc.
*
(Health Care Equipment & Supplies) 20 97
Cardiff Oncology, Inc.
*
(Biotechnology) 214 441
CareDx, Inc.
*
(Biotechnology) 189 2,748
CareTrust REIT, Inc. (Health Care REITs) 738 25,594
Cargurus, Inc.
*
(Interactive Media & Services) 285 10,611
Carlsmed, Inc.
*
(Health Care Equipment & Supplies) 23 308
Carriage Services, Inc.
*
(Diversified Consumer Services) 49 2,182
Cars.com, Inc.
*
(Interactive Media & Services) 199 2,432
Carter Bankshares, Inc.
*
(Banks) 79 1,533
Carter's, Inc. (Textiles, Apparel & Luxury Goods) 123 3,471
Cartesian Therapeutics, Inc.
*(a)
(Biotechnology) 36 368
Casella Waste Systems, Inc.
*
- Class A (Commercial
Services & Supplies) 218 20,684
Cass Information Systems, Inc. (Financial Services) 42 1,652
Castle Biosciences, Inc.
*
(Health Care Providers &
Services) 98 2,231
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 400 7,880
Cathay General Bancorp (Banks) 233 11,186
Cavco Industries, Inc.
*
(Household Durables) 26 15,099
CB Financial Services, Inc.
*
(Banking) 16 531
CBIZ, Inc.
*
(Professional Services) 171 9,056
CBL & Associates Properties, Inc.
*
(Retail REITs) 63 1,927
CECO Environmental Corp.
*
(Commercial Services &
Supplies) 101 5,171
Celcuity, Inc.
*
(Biotechnology) 102 5,039
Celldex Therapeutics, Inc.
*
(Biotechnology) 227 5,872
Centerspace (Residential REITs) 58 3,416
Central Garden & Pet Co.
*
(Household Products) 29 947
Central Garden & Pet Co.
*
- Class A (Household
Products) 175 5,168
Central Pacific Financial Corp. (Banks) 92 2,791
Centrus Energy Corp.
*
- Class A (Oil, Gas &
Consumable Fuels) 54 16,744
Centuri Holdings, Inc.
*
(Construction & Engineering) 243 5,144
Century Aluminum Co.
*
(Metals & Mining) 183 5,373
Century Communities, Inc. (Household Durables) 90 5,703
Cerence, Inc.
*
(Software) 140 1,744
CeriBell, Inc.
*
(Health Care Equipment & Supplies) 86 988
Cerus Corp.
*
(Health Care Equipment & Supplies) 639 1,016
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 81 2,139
CF Bankshares, Inc.
*
(Banking) 13 311
Common Stocks, continued
Shares Value
CG Oncology, Inc.
*
(Biotechnology) 193 $ 7,774
Chain Bridge Bancorp Inc
*
(Banking) 7 229
Champion Homes, Inc.
*
(Household Durables) 198 15,121
Chart Industries, Inc.
*
(Machinery) 157 31,425
Chatham Lodging Trust (Hotel & Resort REITs) 161 1,080
Chemung Financial Corp. (Banks) 14 735
Chesapeake Utilities Corp. (Gas Utilities) 79 10,641
Chicago Atlantic Real Estate Finance, Inc. (Mortgage
REITs) 63 806
Chimera Investment Corp. (Mortgage REITs) 275 3,636
ChoiceOne Financial Services, Inc. (Banks) 49 1,419
ChromaDex Corp.
*
(Life Sciences Tools & Services) 181 1,689
Cidara Therapeutics, Inc.
*
(Biotech & Pharma) 53 5,075
Cimpress PLC
*
(Commercial Services & Supplies) 52 3,278
Cinemark Holdings, Inc. (Entertainment) 360 10,088
Cipher Mining, Inc. (Software) 917 11,545
Citi Trends, Inc. (Specialty Retail) 17 528
Citizens & Northern Corp. (Banks) 52 1,030
Citizens Community Bancorp, Inc./WI
*
(Banking) 33 530
Citizens Financial Services, Inc. (Banks) 16 964
CITIZENS, INC.
*
(Insurance) 156 819
City Holding Co. (Banks) 49 6,070
City Office REIT, Inc.
*
(Office REITs) 135 940
Civista Bancshares, Inc.
*
(Banks) 66 1,340
Claritev Corp.
*
(Technology Services) 26 1,380
Claros Mortgage Trust, Inc. (Mortgage REITs) 319 1,059
Clarus Corp.
*
(Leisure Products) 102 357
Clean Energy Fuels Corp.
*
(Oil, Gas & Consumable
Fuels) 601 1,551
Cleanspark, Inc.
(a)
(Software) 960 13,920
Clear Secure, Inc. - Class A (Software) 290 9,680
Clearfield, Inc.
*
(Communications Equipment) 40 1,375
ClearPoint Neuro, Inc.
*
(Medical Equipment & Devices) 91 1,982
Clearwater Analytics Holdings, Inc.
*
- Class A
(Software) 854 15,389
Clearwater Paper Corp.
*
(Paper & Forest Products) 55 1,142
Climb Global Solutions, Inc.
*
(Electronic Equipment,
Instruments & Components) 13 1,753
Clipper Realty, Inc.
*
(Residential REITs) 48 182
Clover Health Investments Corp.
*
(Health Care Facilities
& Services) 1,396 4,271
CNB Financial Corp. (Banks) 97 2,347
CNO Financial Group, Inc. (Insurance) 333 13,171
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 474 15,225
Coastal Financial Corp.
*
(Banks) 45 4,868
CoastalSouth Bancshares, Inc.
*
(Banks) 16 349
Codexis, Inc.
*
(Life Sciences Tools & Services) 283 691
Coeur Mining, Inc.
*
(Metals & Mining) 2,216 41,573
Cogent Biosciences, Inc.
*
(Biotechnology) 450 6,462
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 156 5,983
Cohen & Steers, Inc. (Capital Markets) 96 6,299
Coherus Biosciences, Inc.
*(a)
(Biotechnology) 367 602
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 158 3,212
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 111 3,884
Colony Bankcorp, Inc.
*
(Banks) 59 1,004
Columbia Financial, Inc.
*
(Banks) 94 1,411
Columbus McKinnon Corp. (Machinery) 98 1,405
Commercial Metals Co. (Metals & Mining) 392 22,454
CommScope Holding Co., Inc.
*
(Communications
Equipment) 738 11,424
Community Financial System, Inc. (Banks) 183 10,731
Community Health Systems, Inc.
*
(Health Care
Providers & Services) 449 1,441

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Community Healthcare Trust, Inc. (Health Care REITs) 95 $ 1,454
Community Trust Bancorp, Inc. (Banks) 55 3,077
Community West Bancshares (Banks) 58 1,209
CommVault Systems, Inc.
*
(Software) 155 29,261
Compass Diversified Holdings (Financial Services) 232 1,536
Compass Minerals International, Inc. (Metals & Mining) 120 2,304
Compass Therapeutics, Inc.
*
(Biotechnology) 344 1,204
Compass, Inc.
*
- Class A (Real Estate Management &
Development) 1,616 12,977
Complete Solaria Inc
*(a)
(Renewable Energy) 209 368
CompoSecure, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 152 3,165
Computer Programs & Systems, Inc.
*
(Software) 35 706
CompX International, Inc.
*
(Commercial Services &
Supplies) 5 117
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 256 5,076
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 404 8,456
Concrete Pumping Holdings, Inc.
*
(Construction &
Engineering) 77 543
Conduent, Inc.
*
(Professional Services) 516 1,445
CONMED Corp. (Health Care Equipment & Supplies) 108 5,079
ConnectOne Bancorp, Inc. (Banks) 165 4,094
Consensus Cloud Solutions, Inc.
*
(Software) 67 1,968
Consolidated Water Co., Ltd. (Water Utilities) 52 1,835
Constellium SE
*
(Metals & Mining) 492 7,321
Construction Partners, Inc.
*
- Class A (Construction &
Engineering) 162 20,574
Consumer Portfolio Services, Inc.
*
(Consumer Finance) 32 242
Contango ORE, Inc.
*
(Metals & Mining) 30 748
Cooper-Standard Holdings, Inc.
*
(Automobile
Components) 59 2,179
COPT Defense Properties (Office REITs) 394 11,450
Core Laboratories, Inc. (Energy Equipment & Services) 162 2,002
Core Molding Technologies, Inc.
*
(Chemicals) 29 596
Core Natural Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 180 15,026
Core Scientific, Inc.
*(a)
(IT Services) 984 17,652
CoreCard Corp.
*
(Software) 19 511
CoreCivic, Inc. (Commercial Services & Supplies) 373 7,591
CorMedix, Inc.
*(a)
(Pharmaceuticals) 244 2,838
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 161 1,436
CorVel Corp.
*
(Health Care Providers & Services) 101 7,819
Corvus Pharmaceuticals, Inc.
*
(Biotech & Pharma) 205 1,511
Costamare Bulkers Holdings Ltd.
*
(Marine
Transportation) 30 431
Costamare, Inc. (Marine Transportation) 153 1,822
Coursera, Inc.
*
(Diversified Consumer Services) 478 5,597
Covenant Logistics Group, Inc. - Class A (Ground
Transportation) 57 1,235
CPI Card Group, Inc.
*
(Technology Hardware, Storage
& Peripherals) 20 303
CRA International, Inc. (Professional Services) 23 4,796
Cracker Barrel Old Country Store, Inc.
(a)
(Hotels,
Restaurants & Leisure) 77 3,393
Crawford & Co. - Class A (Insurance) 56 599
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 513 74,697
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 619 5,521
Crexendo, Inc.
*
(Technology Services) 50 325
Cricut, Inc.
*
- Class A (Household Durables) 159 1,000
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 313 13,036
Common Stocks, continued
Shares Value
CRISPR Therapeutics AG
*
(Biotechnology) 286 $ 18,536
Critical Metals Corp.
*
(Metals & Mining) 111 690
Cross Country Healthcare, Inc.
*
(Health Care Providers
& Services) 108 1,534
CryoPort, Inc.
*
(Life Sciences Tools & Services) 169 1,602
CS Disco, Inc.
*
(Software) 82 530
CSG Systems International, Inc. (Professional Services) 96 6,180
CSP, Inc.
*
(Technology Services) 24 277
CSW Industrials, Inc. (Building Products) 56 13,594
CTO Realty Growth, Inc. (Equity REIT - Diversified) 105 1,712
CTS Corp. (Electronic Equipment, Instruments &
Components) 101 4,034
Cullinan Therapeutics, Inc.
*
(Biotechnology) 176 1,044
Curbline Properties Corp. (Retail REITs) 337 7,515
CuriosityStream, Inc.
*
(Entertainment Content) 112 594
Cushman & Wakefield PLC
*
(Real Estate Management
& Development) 801 12,752
Custom Truck One Source, Inc.
*
(Trading Companies &
Distributors) 208 1,335
Customers Bancorp, Inc.
*
(Banks) 102 6,668
CVB Financial Corp. (Banks) 457 8,642
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 107 3,903
CVRx, Inc.
*
(Health Care Equipment & Supplies) 56 452
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 407 1,412
Cytokinetics, Inc.
*
(Biotechnology) 404 22,204
Daily Journal Corp.
*
(Software) 4 1,861
Dakota Gold Corp.
*
(Metals & Mining) 298 1,356
Daktronics, Inc. (Electronic Equipment, Instruments &
Components) 134 2,803
Dana, Inc. (Automobile Components) 458 9,178
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 94 1,707
Dave, Inc.
*
(Software) 32 6,379
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 249 1,755
Definitive Healthcare Corp.
*
(Health Care Technology) 123 499
Delcath Systems Inc
*
(Medical Equipment & Devices) 103 1,107
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels) 207 6,680
Deluxe Corp. (Commercial Services & Supplies) 153 2,962
Denali Therapeutics, Inc.
*
(Biotechnology) 458 6,650
Denny's Corp.
*
(Hotels, Restaurants & Leisure) 174 910
Designer Brands, Inc. - Class A (Specialty Retail) 114 404
DHT Holdings, Inc.
*
(Oil, Gas & Consumable Fuels) 441 5,270
DiaMedica Therapeutics, Inc.
*
(Biotech & Pharma) 110 756
Diamond Hill Investment Group, Inc. (Capital Markets) 9 1,260
DiamondRock Hospitality Co. (Hotel & Resort REITs) 713 5,675
Dianthus Therapeutics, Inc.
*
(Biotechnology) 57 2,243
Diebold Nixdorf, Inc.
*
(Technology Hardware, Storage
& Peripherals) 88 5,019
Digi International, Inc.
*
(Communications Equipment) 126 4,594
Digimarc Corp.
*
(Software) 54 528
Digital Turbine, Inc.
*
(Software) 362 2,317
DigitalBridge Group, Inc. (Real Estate Management &
Development) 593 6,938
DigitalOcean Holdings, Inc.
*
(IT Services) 237 8,096
Dime Community Bancshares, Inc. (Banks) 138 4,117
Dine Brands Global, Inc.
*
(Hotels, Restaurants &
Leisure) 53 1,310
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 159 8,460
Disc Medicine, Inc.
*
(Biotechnology) 80 5,286
Diversified Energy Co. PLC
*
(Oil, Gas & Consumable
Fuels) 200 2,802
Diversified Healthcare Trust
*
(Health Care REITs) 759 3,347
DMC Global, Inc.
*
(Energy Equipment & Services) 67 566

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
DNOW, Inc.
*
(Trading Companies & Distributors) 360 $ 5,490
DocGo, Inc.
*
(Health Care Providers & Services) 315 428
Dole PLC (Food Products) 244 3,279
Domo, Inc.
*
- Class B (Software) 112 1,774
Donegal Group, Inc. - Class A (Insurance) 57 1,105
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 92 4,732
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 129 3,844
Dorman Products, Inc.
*
(Automobile Components) 96 14,964
Douglas Dynamics, Inc. (Machinery) 78 2,438
Douglas Elliman, Inc.
*
(Real Estate Services) 254 726
Douglas Emmett, Inc. (Office REITs) 561 8,735
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 104 2,696
Driven Brands Holdings, Inc.
*
(Commercial Services &
Supplies) 207 3,335
Ducommun, Inc.
*
(Aerospace & Defense) 48 4,614
D-Wave Quantum, Inc.
*
(Software) 1,069 26,415
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 45 5,358
Dycom Industries, Inc.
*
(Construction & Engineering) 97 28,301
Dynavax Technologies Corp.
*
(Biotechnology) 357 3,545
Dyne Therapeutics, Inc.
*
(Biotechnology) 378 4,782
Dynex Capital, Inc.
*
(Mortgage REITs) 450 5,531
Eagle Bancorp Montana, Inc.
*
(Banking) 26 449
Eagle Bancorp, Inc. (Banks) 97 1,961
Eagle Financial Services, Inc.
*
(Banking) 16 605
Easterly Government Properties, Inc. (Office REITs) 143 3,279
Eastern Bankshares, Inc. (Banks) 680 12,342
Eastman Kodak Co.
*
(Technology Hardware, Storage &
Peripherals) 220 1,410
ECB BanCorp., Inc./MD
*
(Banking) 26 413
EchoStar Corp.
*
- Class A (Media) 469 35,813
Ecovyst, Inc.
*
(Chemicals) 405 3,548
Edgewell Personal Care Co. (Personal Care Products) 158 3,217
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 233 3,779
Editas Medicine, Inc.
*
(Biotechnology) 292 1,013
eGain Corp.
*
(Software) 62 540
eHealth, Inc.
*
(Insurance) 100 431
El Pollo Loco Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 92 892
ELECTROMED, INC.
*
(Medical Equipment & Devices) 23 565
Eledon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 194 502
Ellington Financial, Inc. (Mortgage REITs) 319 4,141
Elme Communities (Residential REITs) 305 5,142
Embecta Corp. (Health Care Equipment & Supplies) 202 2,850
Emerald Holding, Inc.
*
(Media) 48 244
Emergent BioSolutions, Inc.
*
(Biotechnology) 187 1,649
Empire Petroleum Corp.
*
(Oil, Gas & Consumable
Fuels) 51 231
Empire State Realty Trust, Inc. (Equity REIT
- Diversified) 478 3,661
Employers Holdings, Inc. (Insurance) 84 3,568
Enact Holdings, Inc. (Financial Services) 100 3,834
Enanta Pharmaceuticals, Inc.
*
(Biotechnology) 70 838
Encore Capital Group, Inc.
*
(Consumer Finance) 79 3,297
Encore Energy Corp.
*
(Oil, Gas & Consumable Fuels) 637 2,045
Energizer Holdings, Inc. (Household Products) 229 5,700
Energy Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 742 11,390
Energy Recovery, Inc.
*
(Machinery) 184 2,837
Energy Services of America Corp.
*
(Engineering &
Construction) 41 424
Enerpac Tool Group Corp. (Machinery) 188 7,708
EnerSys (Electrical Equipment) 133 15,024
Enhabit, Inc.
*
(Health Care Providers & Services) 171 1,370
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 145 2,968
Common Stocks, continued
Shares Value
Ennis, Inc. (Commercial Services & Supplies) 86 $ 1,572
Enova International, Inc.
*
(Consumer Finance) 83 9,552
Enovis Corp.
*
(Health Care Equipment & Supplies) 198 6,007
Enovix Corp.
*(a)
(Electrical Equipment) 570 5,683
Enpro, Inc. (Machinery) 73 16,498
Enterprise Financial Services Corp. (Banks) 127 7,363
Entrada Therapeutics, Inc.
*
(Biotechnology) 97 563
Entravision Communications Corp. - Class A (Media) 215 501
Envela Corp.
*
(Renewable Energy) 23 180
Enviri Corp. (Commercial Services & Supplies) 263 3,337
Eos Energy Enterprises, Inc.
*(a)
(Renewable Energy) 881 10,034
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 91 6,462
Epsilon Energy Ltd.
*
(Oil & Gas Producers) 67 338
Equity Bancshares, Inc.
*
- Class A (Banks) 49 1,994
Erasca, Inc.
*
(Biotechnology) 600 1,308
Ermenegildo Zegna NV
*
(Apparel & Textile Products) 214 2,022
Escalade, Inc. (Leisure Products) 35 440
ESCO Technologies, Inc. (Machinery) 90 19,000
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 691 1,831
Esquire Financial Holdings, Inc. (Banks) 25 2,551
Essent Group, Ltd. (Financial Services) 337 21,420
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 688 20,475
Ethan Allen Interiors, Inc. (Household Durables) 80 2,357
Eton Pharmaceuticals, Inc.
*
(Biotech & Pharma) 89 1,934
European Wax Center, Inc.
*
- Class A (Diversified
Consumer Services) 101 403
Eve Holding, Inc.
*
(Aerospace & Defense) 177 674
Eventbrite, Inc.
*
- Class A (Entertainment) 262 660
EverCommerce, Inc.
*
(Software) 51 568
EverQuote, Inc.
*
- Class A (Interactive Media &
Services) 96 2,196
EVERTEC, Inc. (Financial Services) 223 7,533
EVgo, Inc.
*
(Specialty Retail) 443 2,095
EVI Industries, Inc. (Trading Companies & Distributors) 18 569
Evolent Health, Inc.
*
- Class A (Health Care Technology) 406 3,435
Evolus, Inc.
*
(Pharmaceuticals) 203 1,246
Evolution Petroleum Corp. (Oil, Gas & Consumable
Fuels) 108 521
Evolv Technologies Holdings, Inc.
*
(Electronic
Equipment, Instruments & Components) 400 3,020
Excelerate Energy, Inc. - Class A (Oil, Gas &
Consumable Fuels) 80 2,015
eXp World Holdings, Inc. (Real Estate Management &
Development) 305 3,251
Expensify, Inc.
*
(Software) 207 383
Exponent, Inc. (Professional Services) 176 12,228
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 357 4,241
Extreme Networks, Inc.
*
(Communications Equipment) 457 9,437
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 203 2,891
F&G Annuities & Life, Inc. (Insurance) 74 2,314
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 125 45,577
Faraday Future Intelligent Electric, Inc.
*
(Software) 317 412
Farmers & Merchants Bancorp, Inc. (Banks) 44 1,100
Farmers National Banc Corp. (Banks) 126 1,816
Farmland Partners, Inc. (Specialized REITs) 143 1,556
Fastly, Inc.
*
- Class A (IT Services) 474 4,053
Fate Therapeutics, Inc.
*
(Biotechnology) 376 474
FB BanCorp, Inc.
*
(Banking) 62 745
FB Financial Corp. (Banks) 143 7,971
Federal Agricultural Mortgage Corp. - Class C (Financial
Services) 32 5,375

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Federal Signal Corp. (Machinery) 208 $ 24,750
Fennec Pharmaceuticals, Inc.
*
(Biotechnology) 81 758
Ferroglobe PLC
*
(Metals & Mining) 413 1,879
Fidelis Insurance Holdings, Ltd. (Insurance) 201 3,648
Fidelity D&D Bancorp, Inc. (Banks) 16 701
Figs, Inc.
*
- Class A (Textiles, Apparel & Luxury Goods) 306 2,047
Finance Of America Cos, Inc.
*
(Specialty Finance) 15 336
Financial Institutions, Inc. (Banks) 69 1,877
Finward BanCorp.
*
(Banking) 12 385
Finwise BanCorp.
*
(Banking) 31 601
First Advantage Corp.
*
(Professional Services) 274 4,217
First Bancorp (Banks) 140 7,405
First Bancorp (Banks) 559 12,326
First Bank/Hamilton NJ (Banks) 75 1,222
First Busey Corp. (Banks) 296 6,852
First Business Financial Services, Inc. (Banks) 27 1,384
First Capital, Inc.
*
(Banking) 11 504
First Commonwealth Financial Corp. (Banks) 361 6,155
First Community Bancshares, Inc.
*
(Banks) 54 1,879
First Community Corp./SC
*
(Banking) 26 734
First Financial Bancorp (Banks) 330 8,333
First Financial Bankshares, Inc. (Banks) 466 15,681
First Financial Corp. (Banks) 39 2,201
First Foundation, Inc. (Banks) 220 1,225
First Internet Bancorp (Banks) 27 606
First Interstate BancSystem, Inc. - Class A (Banks) 310 9,880
First Merchants Corp. (Banks) 202 7,615
First Mid Bancshares, Inc. (Banks) 75 2,841
First National Corp.
*
(Banking) 27 612
First Savings Financial Group, Inc.
*
(Banking) 19 597
First United Corp.
*
(Banking) 21 772
First Watch Restaurant Group, Inc.
*
(Hotels, Restaurants
& Leisure) 157 2,455
First Western Financial, Inc.
*
(Banks) 29 668
FirstCash Holdings, Inc. (Consumer Finance) 137 21,705
Firstsun Capital BanCorp.
*
(Banking) 44 1,708
FitLife Brands, Inc.
*
(Biotech & Pharma) 14 278
Five Star Bancorp (Banks) 54 1,739
Five9, Inc.
*
(Software) 264 6,389
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels) 108 2,722
Flexsteel Industries, Inc. (Household Durables) 13 603
Flotek Industries Inc
*
(Oil & Gas Services & Equipment) 49 715
Flowco Holdings, Inc.
*
- Class A (Oil & Gas Services &
Equipment) 69 1,025
Fluence Energy, Inc.
*
(Electrical Equipment) 263 2,840
Fluor Corp. (Construction & Engineering) 568 23,896
Flushing Financial Corp. (Banks) 112 1,547
flyExclusive, Inc.
*
(Passenger Airlines) 18 89
Flywire Corp.
*
(Financial Services) 406 5,497
Foghorn Therapeutics, Inc.
*
(Biotechnology) 113 553
Forafric Global PLC
*
(Food Products) 11 96
Forestar Group, Inc.
*
(Real Estate Management &
Development) 67 1,782
Forge Global Holdings, Inc.
*
(Institutional Financial
Services) 35 592
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 270 9,833
Forrester Research, Inc.
*
(Professional Services) 40 424
Fortrea Holdings, Inc.
*
(Life Sciences Tools & Services) 316 2,661
Forum Energy Technologies, Inc.
*
(Energy Equipment
& Services) 38 1,015
Forward Air Corp. (Air Freight & Logistics) 73 1,872
Four Corners Property Trust, Inc. (Specialized REITs) 345 8,418
Fox Factory Holding Corp.
*
(Automobile Components) 145 3,522
Franklin BSP Realty Trust, Inc. (Mortgage REITs) 283 3,073
Common Stocks, continued
Shares Value
Franklin Covey Co.
*
(Professional Services) 37 $ 718
Franklin Electric Co., Inc. (Machinery) 138 13,138
Franklin Financial Services Corp.
*
(Banking) 14 644
Franklin Street Properties Corp. (Office REITs) 274 438
Frequency Electronics Inc
*
(Technology Hardware) 23 780
Fresh Del Monte Produce, Inc. (Food Products) 115 3,993
Freshworks, Inc.
*
- Class A (Software) 695 8,180
Freyr Battery, Inc.
*
(Electrical Equipment) 386 841
Friedman Industries, Inc.
*
(Steel) 23 503
Frontdoor, Inc.
*
(Diversified Consumer Services) 257 17,294
Frontier Group Holdings, Inc.
*
(Passenger Airlines) 293 1,294
FrontView REIT, Inc. (Retail REITs) 67 919
FRP Holdings, Inc.
*
(Real Estate Management &
Development) 40 974
FS Bancorp, Inc. (Banks) 23 918
FTAI Infrastructure, Inc. (Ground Transportation) 374 1,631
fuboTV, Inc.
*
(Interactive Media & Services) 1,154 4,789
Fulcrum Therapeutics, Inc.
*
(Pharmaceuticals) 149 1,371
Fulgent Genetics, Inc.
*
(Health Care Providers &
Services) 72 1,627
Fulton Financial Corp. (Banks) 632 11,774
Funko, Inc.
*
- Class A (Leisure Products) 120 413
FutureFuel Corp.
*
(Oil, Gas & Consumable Fuels) 87 338
FVCBankcorp, Inc.
*
(Banks) 53 687
Gaia, Inc.
*
(Retail - Discretionary) 60 355
Gambling.com Group, Ltd.
*
(Media) 57 466
Gannett Co., Inc.
*
(Media) 488 2,015
Garret Motion, Inc. (Automotive) 466 6,347
GATX Corp. (Trading Companies & Distributors) 124 21,674
GBank Financial Holdings, Inc.
*
(Specialty Finance) 31 1,218
GCM Grosvenor, Inc. - Class A (Capital Markets) 169 2,040
Genco Shipping & Trading, Ltd. (Marine Transportation) 117 2,083
Gencor Industries, Inc.
*
(Machinery) 36 527
GeneDx Holdings Corp.
*
(Health Care Providers &
Services) 65 7,003
Genesco, Inc.
*
(Specialty Retail) 34 986
Genie Energy, Ltd. - Class B (Electric Utilities) 74 1,106
Genius Sports Ltd.
*
(Leisure Facilities & Services) 757 9,371
Gentherm, Inc.
*
(Automobile Components) 105 3,576
Genworth Financial, Inc.
*
- Class A (Insurance) 1,425 12,683
German American Bancorp, Inc.
*
(Banks) 125 4,909
Geron Corp.
*
(Biotechnology) 1,889 2,588
Getty Images Holdings, Inc.
*(a)
(Interactive Media &
Services) 381 754
Getty Realty Corp. (Retail REITs) 183 4,910
Gevo, Inc.
*
(Renewable Energy) 800 1,568
Gibraltar Industries, Inc.
*
(Building Products) 103 6,468
GigaCloud Technology, Inc.
*
- Class A (Distributors) 86 2,443
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 134 3,566
Ginkgo Bioworks Holdings, Inc.
*
(Health Care Facilities
& Services) 134 1,954
Glacier Bancorp, Inc. (Banks) 443 21,561
Gladstone Commercial Corp. (Equity REIT
- Diversified) 160 1,971
Gladstone Land Corp. (Specialized REITs) 118 1,081
Glaukos Corp.
*
(Health Care Equipment & Supplies) 193 15,738
Global Business Travel Group, Inc.
*
(Hotels, Restaurants
& Leisure) 327 2,642
Global Industrial Co. (Trading Companies &
Distributors) 50 1,834
Global Medical REIT, Inc. (Health Care REITs) 44 1,483
Global Net Lease, Inc. (Equity REIT - Diversified) 693 5,634
Global Water Resources, Inc. (Water Utilities) 44 453
Globalstar, Inc.
*
(Telecommunications) 174 6,331

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Gogo, Inc.
*
(Wireless Telecommunication Services) 267 $ 2,294
GoHealth, Inc.
*
- Class A (Insurance) 19 92
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels) 346 13,982
Golden Entertainment, Inc. ARS (Hotels, Restaurants &
Leisure) 68 1,603
Golden Matrix Group, Inc.
*
(Entertainment) 74 84
Goosehead Insurance, Inc. - Class A (Insurance) 83 6,177
Gossamer Bio, Inc.
*
(Biotech & Pharma) 657 1,728
Graham Corp. (Machinery) 36 1,976
Graham Holdings Co. - Class B (Diversified Consumer
Services) 11 12,950
GRAIL, Inc.
*
(Biotechnology) 108 6,386
Granite Construction, Inc. (Construction & Engineering) 151 16,557
Granite Ridge Resources, Inc. (Oil, Gas & Consumable
Fuels) 187 1,012
Gray Television, Inc. (Media) 304 1,757
Great Ajax Corp.
*
(Specialty Finance) 136 343
Great Lakes Dredge & Dock Corp.
*
(Construction &
Engineering) 230 2,758
Great Southern Bancorp, Inc. (Banks) 29 1,776
Green Brick Partners, Inc.
*
(Household Durables) 108 7,977
Green Dot Corp.
*
- Class A (Consumer Finance) 186 2,498
Green Plains, Inc.
*
(Oil, Gas & Consumable Fuels) 222 1,951
Greene County Bancorp, Inc. (Banks) 24 542
Greenlight Capital Re, Ltd.
*
- Class A (Insurance) 92 1,168
Greenwich Lifesciences, Inc.
*
(Biotechnology) 21 209
Greif, Inc. - Class A (Containers & Packaging) 88 5,259
Greif, Inc. - Class B (Containers & Packaging) 16 986
Grid Dynamics Holdings, Inc.
*
(IT Services) 228 1,758
Griffon Corp. (Building Products) 133 10,128
Grindr, Inc.
*
(Interactive Media & Services) 115 1,727
Grocery Outlet Holding Corp.
*
(Consumer Staples
Distribution & Retail) 328 5,264
Group 1 Automotive, Inc. (Specialty Retail) 44 19,249
Groupon, Inc.
*
(Broadline Retail) 87 2,031
Guardant Health, Inc.
*
(Health Care Providers &
Services) 413 25,805
Guardian Pharmacy Services, Inc.
*
(Consumer Staples
Distribution & Retail) 68 1,784
Gulfport Energy Corp.
*
(Oil, Gas & Consumable Fuels) 55 9,954
Gyre Therapeutics, Inc.
*
(Biotechnology) 31 231
H.B. Fuller Co. (Chemicals) 189 11,204
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 415 12,741
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 167 8,140
Hallador Energy Co.
*
(Oil, Gas & Consumable Fuels) 107 2,094
Hamilton Beach Brands Holding Co.
*
- Class A
(Household Durables) 25 359
Hamilton Insurance Group, Ltd.
*
- Class B (Insurance) 159 3,943
Hancock Whitney Corp. (Banks) 298 18,658
Hanesbrands, Inc.
*
(Textiles, Apparel & Luxury Goods) 1,216 8,013
Hanmi Financial Corp. (Banks) 104 2,568
Hanover Bancorp, Inc.
*
(Banking) 16 359
HarborOne Bancorp, Inc. (Banks) 132 1,795
Harmonic, Inc.
*
(Communications Equipment) 389 3,960
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 151 4,162
Harrow, Inc.
*
(Pharmaceuticals) 109 5,252
Haverty Furniture Cos., Inc. (Specialty Retail) 47 1,031
Hawaiian Electric Industries, Inc. (Electric Utilities) 603 6,657
Hawkins, Inc. (Chemicals) 68 12,425
Hawthorn Bancshares, Inc.
*
(Banking) 20 621
HBT Financial, Inc.
*
(Banks) 40 1,008
HCI Group, Inc.
*
(Insurance) 36 6,909
Health Catalyst, Inc.
*
(Health Care Technology) 234 667
Common Stocks, continued
Shares Value
Healthcare Services Group, Inc. (Commercial Services
& Supplies) 252 $ 4,241
HealthEquity, Inc.
*
(Health Care Providers & Services) 295 27,958
HealthStream, Inc. (Health Care Technology) 85 2,400
Heartland Express, Inc. (Ground Transportation) 154 1,291
Hecla Mining Co. (Metals & Mining) 2,076 25,121
Heidrick & Struggles International, Inc. (Professional
Services) 71 3,534
Helen of Troy, Ltd.
*
(Household Durables) 79 1,991
Helios Technologies, Inc. (Machinery) 115 5,995
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 481 3,155
Helmerich & Payne, Inc. (Energy Equipment &
Services) 334 7,378
Herbalife, Ltd.
*
(Personal Care Products) 350 2,954
Herc Holdings, Inc. (Trading Companies & Distributors) 113 13,183
Heritage Commerce Corp. (Banks) 207 2,056
Heritage Financial Corp. (Banks) 118 2,854
Heritage Insurance Holdings, Inc.
*
(Insurance) 78 1,964
Heron Therapeutics, Inc.
*
(Biotechnology) 529 667
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 409 2,781
HF Foods Group, Inc.
*
(Consumer Staples Distribution
& Retail) 139 384
HighPeak Energy, Inc.
(a)
(Oil, Gas & Consumable Fuels) 63 445
Hillenbrand, Inc. (Machinery) 244 6,598
Hillman Solutions Corp. (Machinery) 685 6,288
Hilltop Holdings, Inc.
*
(Banks) 155 5,180
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 200 8,362
Himalaya Shipping, Ltd. (Marine Transportation) 103 848
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 659 37,379
Hingham Institution for Savings (Banks) 6 1,583
Hippo Holdings, Inc.
*
(Insurance) 62 2,242
HireQuest, Inc. (Professional Services) 19 183
HNI Corp. (Commercial Services & Supplies) 157 7,355
Holley, Inc.
*
(Automobile Components) 206 647
Hologic, Inc.
*
(Biotechnology) 83 625
Home Bancorp, Inc. (Banks) 24 1,304
Home BancShares, Inc. (Banks) 652 18,452
HomeStreet, Inc.
*
(Banks) 64 852
HomeTrust Bancshares, Inc. (Banks) 55 2,252
Hope Bancorp, Inc. (Banks) 428 4,610
Horace Mann Educators Corp. (Insurance) 141 6,369
Horizon Bancorp, Inc. (Banks) 150 2,402
Hovnanian Enterprises, Inc.
*
- Class A (Household
Durables) 16 2,056
Hub Group, Inc. - Class A (Air Freight & Logistics) 207 7,129
Hudson Pacific Properties, Inc. (Office REITs) 1,287 3,552
Hudson Technologies, Inc.
*
(Trading Companies &
Distributors) 133 1,321
Humacyte, Inc.
*
(Biotechnology) 433 753
Huron Consulting Group, Inc.
*
(Professional Services) 59 8,659
Hut 8 Corp.
*
(Software) 326 11,348
Hyliion Holdings Corp.
*
(Machinery) 429 845
Hyster-Yale, Inc. - Class A (Machinery) 41 1,511
I3 Verticals, Inc.
*
- Class A (Financial Services) 80 2,597
IBEX Holdings, Ltd.
*
(Professional Services) 37 1,499
Ibotta, Inc.
*
- Class A (Media) 48 1,337
ICF International, Inc. (Professional Services) 64 5,939
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 118 2,067
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 84 10,077
Idaho Strategic Resources, Inc.
*
(Metals & Mining) 45 1,521
Ideaya Biosciences, Inc.
*
(Biotechnology) 278 7,564

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
IDT Corp. - Class B (Diversified Telecommunication
Services) 56 $ 2,929
IES Holdings, Inc.
*
(Construction & Engineering) 31 12,327
iHeartMedia, Inc.
*
- Class A (Media) 412 1,182
IMAX Corp.
*
(Entertainment) 151 4,945
Immersion Corp. (Technology Hardware, Storage &
Peripherals) 97 712
ImmunityBio, Inc.
*(a)
(Biotechnology) 796 1,958
Immunome, Inc.
*
(Biotechnology) 267 3,127
Immunovant, Inc.
*
(Biotechnology) 236 3,804
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 90 16,268
Independence Realty Trust, Inc. (Residential REITs) 814 13,342
Independent Bank Corp. (Banks) 69 2,137
Independent Bank Corp.
*
(Banks) 169 11,690
indie Semiconductor, Inc.
*(a)
- Class A (Semiconductors
& Semiconductor Equipment) 671 2,731
Indivior PLC
*
(Biotech & Pharma) 420 10,126
Industrial Logistics Properties Trust (Industrial REITs) 185 1,079
Infinity Natural Resources, Inc.
*
- Class A (Oil & Gas
Producers) 53 695
Information Services Group, Inc. (IT Services) 122 702
Ingevity Corp.
*
(Chemicals) 126 6,954
Ingles Markets, Inc. - Class A (Consumer Staples
Distribution & Retail) 51 3,548
Inhibikase Therapeutics, Inc.
*
(Biotech & Pharma) 209 339
Inhibrx Biosciences, Inc.
*
(Biotechnology) 31 1,044
Inmune Bio, Inc.
*
(Biotechnology) 72 149
Innodata, Inc.
*
(Professional Services) 106 8,169
Innospec, Inc. (Chemicals) 87 6,713
Innovage Holding Corp.
*
(Health Care Providers &
Services) 70 361
Innovative Industrial Properties, Inc. (Industrial REITs) 96 5,144
Innovex International, Inc.
*
(Energy Equipment &
Services) 134 2,484
Innoviva, Inc.
*
(Pharmaceuticals) 218 3,979
Inogen, Inc.
*
(Health Care Equipment & Supplies) 82 670
Inseego Corp.
*
(Technology Hardware) 43 644
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 100 11,341
Insperity, Inc. (Professional Services) 125 6,150
Inspired Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 86 807
Installed Building Products, Inc. (Household Durables) 81 19,979
Insteel Industries, Inc. (Building Products) 65 2,492
Intapp, Inc.
*
(Software) 196 8,016
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 119 12,296
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 232 3,325
Integral Ad Science Holding Corp.
*
(Media) 264 2,685
Intellia Therapeutics, Inc.
*
(Biotechnology) 343 5,924
Inter Parfums, Inc. (Personal Care Products) 63 6,197
InterDigital, Inc. (Software) 90 31,070
Interface, Inc. (Commercial Services & Supplies) 201 5,817
International Bancshares Corp. (Banks) 189 12,994
International Game Technology PLC (Hotels,
Restaurants & Leisure) 387 6,676
International Money Express, Inc.
*
(Financial Services) 95 1,327
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 139 6,405
Intrepid Potash, Inc.
*
(Chemicals) 37 1,131
Intuitive Machines, Inc.
*
(Aerospace & Defense) 378 3,977
InvenTrust Properties Corp. (Retail REITs) 270 7,727
Invesco Mortgage Capital, Inc. (Mortgage REITs) 232 1,754
Common Stocks, continued
Shares Value
Investar Holding Corp. (Banks) 32 $ 743
Investors Title Co.
*
(Insurance) 5 1,339
IonQ, Inc.
*
(Technology Hardware, Storage &
Peripherals) 957 58,855
Iovance Biotherapeutics, Inc.
*(a)
(Biotechnology) 903 1,960
iRadimed Corp. (Health Care Equipment & Supplies) 28 1,992
iRhythm Technologies, Inc.
*
(Health Care Equipment &
Supplies) 110 18,918
Ironwood Pharmaceuticals, Inc.
*
(Biotechnology) 553 724
Ispire Technology, Inc.
*
(Tobacco) 65 166
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 157 19,556
Ivanhoe Electric, Inc.
*
(Metals & Mining) 297 3,727
J & J Snack Foods Corp. (Food Products) 54 5,189
J Jill, Inc. (Specialty Retail) 25 429
Jack in the Box, Inc. (Hotels, Restaurants & Leisure) 65 1,285
Jackson Financial, Inc. - Class A (Financial Services) 248 25,104
Jade Biosciences, Inc.
*
(Biotech & Pharma) 112 967
JAKKS Pacific, Inc.
*
(Leisure Products) 31 581
James River Group Holdings, Ltd. (Insurance) 127 705
Jamf Holding Corp.
*
(Software) 250 2,675
Janus International Group, Inc.
*
(Building Products) 469 4,629
Janux Therapeutics, Inc.
*
(Biotechnology) 136 3,324
JBG SMITH Properties (Office REITs) 216 4,806
Jefferson Capital, Inc. (Consumer Finance) 40 690
JELD-WEN Holding, Inc.
*
(Building Products) 294 1,444
JetBlue Airways Corp.
*
(Passenger Airlines) 1,142 5,619
Joby Aviation, Inc.
*
(Passenger Airlines) 1,597 25,775
John B. Sanfilippo & Son, Inc. (Food Products) 27 1,736
John Bean Technologies Corp. (Machinery) 181 25,421
John Marshall Bancorp, Inc. (Banks) 44 872
John Wiley & Sons, Inc. - Class A (Media) 142 5,747
Johnson Outdoors, Inc. - Class A (Leisure Products) 18 727
Journey Medical Corp.
*
(Biotech & Pharma) 42 299
Kadant, Inc. (Machinery) 41 12,201
Kaiser Aluminum Corp. (Metals & Mining) 56 4,321
Kaltura, Inc.
*
(Software) 312 449
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 131 1,596
KAR Auction Services, Inc.
*
(Commercial Services &
Supplies) 368 10,591
Karat Packaging, Inc. (Trading Companies &
Distributors) 30 756
KB Home (Household Durables) 230 14,637
Kearney Financial Corp. (Banks) 198 1,301
Kelly Services, Inc. - Class A (Professional Services) 105 1,378
Kennametal, Inc. (Machinery) 263 5,505
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 419 3,486
Keros Therapeutics, Inc.
*
(Biotechnology) 117 1,851
Kestra Medical Technologies Ltd.
*
(Medical Equipment
& Devices) 45 1,069
Kforce, Inc. (Professional Services) 62 1,859
Kimball Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 84 2,508
KinderCare Learning Cos., Inc.
*
(Diversified Consumer
Services) 109 724
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 153 6,539
Kingstone Companies, Inc.
*
(Insurance) 39 573
Kingsway Financial Services, Inc.
*
(Insurance) 73 1,067
Kite Realty Group Trust (Retail REITs) 764 17,037
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 198 1,782
Knife River Corp. (Construction Materials) 198 15,221
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 296 6,900

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 233 $ 8,614
Kodiak Sciences, Inc.
*
(Biotechnology) 113 1,850
Kohl's Corp. (Broadline Retail) 377 5,795
Kolibri Global Energy, Inc.
*
(Oil & Gas Producers) 103 572
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 191 15,237
Kopin Corp.
*
(Technology Hardware) 551 1,338
Koppers Holdings, Inc. (Chemicals) 67 1,876
Korn Ferry (Professional Services) 179 12,526
Korro Bio, Inc.
*
(Biotechnology) 23 1,101
Kosmos Energy, Ltd.
*
(Oil, Gas & Consumable Fuels) 1,641 2,724
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 577 52,721
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure) 267 1,033
Kronos Worldwide, Inc.
*
(Chemicals) 75 431
Krystal Biotech, Inc.
*
(Biotechnology) 86 15,182
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 178 7,234
KULR Technology Group, Inc.
*
(Technology Hardware) 124 516
Kura Oncology, Inc.
*
(Biotechnology) 279 2,469
Kura Sushi USA, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 22 1,307
Kymera Therapeutics, Inc. (Biotechnology) 174 9,848
L.B. Foster Co.
*
- Class A (Machinery) 35 943
Ladder Capital Corp.
*
(Mortgage REITs) 395 4,309
Lakeland Financial Corp. (Banks) 87 5,585
Lakeland Industries, Inc.
*
(Apparel & Textile Products) 32 474
Lancaster Colony Corp. (Food Products) 70 12,094
Landec Corp.
*
(Life Sciences Tools & Services) 95 699
Landmark BanCorp, Inc./Manhattan KS
*
(Banking) 16 427
Lands' End, Inc.
*
(Specialty Retail) 41 578
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 236 12,104
Larimar Therapeutics, Inc.
*
(Biotechnology) 163 526
Latham Group, Inc.
*
(Leisure Products) 155 1,180
Laureate Education, Inc.
*
(Diversified Consumer
Services) 445 14,035
Lawson Products, Inc.
*
(Trading Companies &
Distributors) 34 1,023
La-Z-Boy, Inc. (Household Durables) 144 4,942
LCI Industries (Automobile Components) 85 7,918
LCNB Corp. (Banks) 47 705
Legacy Housing Corp.
*
(Household Durables) 30 825
Legalzoom.com, Inc.
*
(Professional Services) 410 4,256
Leggett & Platt, Inc. (Household Durables) 461 4,094
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 72 6,301
Lemonade, Inc.
*
(Insurance) 192 10,278
LendingClub Corp.
*
(Consumer Finance) 392 5,954
LendingTree, Inc.
*
(Consumer Finance) 39 2,524
LENSAR, Inc.
*
(Medical Equipment & Devices) 33 408
LENZ Therapeutics, Inc.
*
(Biotechnology) 56 2,608
Lexeo Therapeutics, Inc.
*
(Biotechnology) 87 578
Lexington Realty Trust (Industrial REITs) 1,009 9,040
LGI Homes, Inc.
*
(Household Durables) 72 3,723
Liberty Energy, Inc. (Energy Equipment & Services) 547 6,750
Liberty Latin America, Ltd.
*
- Class A (Diversified
Telecommunication Services) 101 837
Liberty Latin America, Ltd.
*
- Class C (Diversified
Telecommunication Services) 439 3,705
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 470 12,973
Life360, Inc.
*
(Software) 56 5,953
LifeMD, Inc.
*
(Health Care Technology) 130 883
Common Stocks, continued
Shares Value
LifeStance Health Group, Inc.
*
(Health Care Providers
& Services) 458 $ 2,519
LIFEVANTAGE CORPORATION
*
(Food Products) 37 360
Lifeway Foods, Inc.
*
(Food Products) 18 500
Lifezone Metals, Ltd.
*
(Metals & Mining) 96 526
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 66 11,691
Lightbridge Corp.
*
(Electrical Equipment) 73 1,548
Limbach Holdings, Inc.
*
(Construction & Engineering) 37 3,593
Limoneira Co.
*
(Food Products) 58 861
Lincoln Educational Services Corp.
*
(Diversified
Consumer Services) 102 2,397
Lindblad Expeditions Holdings, Inc.
*
(Hotels,
Restaurants & Leisure) 130 1,664
Lindsay Corp. (Machinery) 38 5,341
LINKBANCORP, Inc.
*
(Banks) 74 528
Lionsgate Studios Corp.
*
(Entertainment) 709 4,892
Liquidia Corp.
*
(Pharmaceuticals) 222 5,048
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 80 2,194
LivaNova PLC
*
(Health Care Equipment & Supplies) 189 9,900
Live Oak Bancshares, Inc. (Banks) 122 4,297
LiveRamp Holdings, Inc.
*
(Software) 224 6,079
Livewire Group, Inc.
*
(Automobiles) 127 603
loanDepot, Inc.
*(a)
(Specialty Finance) 287 881
Logistic Properties Of The Americas
*
(Real Estate
Owners & Developers) 11 51
LSB Industries, Inc.
*
(Chemicals) 186 1,466
LSI Industries, Inc. (Electrical Equipment) 92 2,172
LTC Properties, Inc. (Health Care REITs) 157 5,787
Lucid Diagnostics, Inc.
*
(Medical Equipment & Devices) 246 248
Lumen Technologies, Inc. (Diversified
Telecommunication Services) 3,301 20,203
Lument Finance Trust Inc
*
(Specialty Finance) 158 319
Luminar Technologies, Inc.
*
(Automobile Components) 153 292
Luxfer Holdings PLC
*
(Machinery) 93 1,293
Lyell Immunopharma, Inc.
*
(Biotechnology) 1 16
M/I Homes, Inc.
*
(Household Durables) 90 13,000
Mack-Cali Realty Corp.
*
(Residential REITs) 273 4,150
Madison Square Garden Entertainment Corp.
*
(Entertainment) 137 6,198
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 64 29,355
Magnera Corp.
*
(Forestry, Paper & Wood Products) 115 1,348
Magnite, Inc.
*
(Media) 484 10,542
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 645 15,396
MainStreet Bancshares, Inc.
*
(Banking) 24 500
Malibu Boats, Inc.
*
- Class A (Leisure Products) 64 2,077
Mama's Creations, Inc.
*
(Food Products) 118 1,240
Mammoth Energy Services, Inc.
*
(Energy Equipment &
Services) 84 192
Mannkind Corp.
*
(Biotechnology) 1,047 5,622
MARA Holdings, Inc.
*(a)
(Software) 1,286 23,482
Maravai LifeSciences Holdings, Inc.
*
- Class A (Life
Sciences Tools & Services) 378 1,085
Marcus & Millichap, Inc. (Real Estate Management &
Development) 83 2,436
Marex Group PLC
*
(Institutional Financial Services) 186 6,253
Marine Products Corp.
*
(Leisure Products) 30 266
MarineMax, Inc.
*
(Specialty Retail) 66 1,672
MarketWise, Inc. (Capital Markets) 7 116
Marqeta, Inc.
*
- Class A (Financial Services) 1,331 7,028
Marriott Vacations Worldwide Corp.
*
(Hotels,
Restaurants & Leisure) 96 6,390
Marten Transport, Ltd. (Ground Transportation) 202 2,153
Masterbrand, Inc.
*
(Building Products) 440 5,795

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
MasterCraft Boat Holdings, Inc.
*
(Leisure Products) 56 $ 1,202
Materion Corp. (Metals & Mining) 72 8,698
Mativ Holdings, Inc.
*
(Chemicals) 187 2,115
Matrix Service Co.
*
(Construction & Engineering) 92 1,203
Matson, Inc. (Marine Transportation) 113 11,141
Matthews International Corp. - Class A (Commercial
Services & Supplies) 103 2,501
Maui Land & Pineapple Co., Inc.
*
(Real Estate
Management & Development) 24 447
MaxCyte, Inc.
*
(Life Sciences Tools & Services) 350 553
Maximus, Inc. (Professional Services) 196 17,908
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 282 4,535
Mayville Engineering Co., Inc.
*
(Machinery) 49 674
Maze Therapeutics, Inc.
*
(Biotechnology) 68 1,763
MBIA, Inc.
*
(Insurance) 158 1,177
MBX Biosciences, Inc.
*
(Pharmaceuticals) 53 928
McGrath RentCorp
*
(Trading Companies & Distributors) 85 9,971
McGraw Hill, Inc.
*
(Diversified Consumer Services) 81 1,017
Medallion Financial Corp.
*
(Consumer Finance) 56 566
MediaAlpha, Inc.
*
- Class A (Interactive Media &
Services) 115 1,309
Medifast, Inc. (Personal Care Products) 37 506
MediWound, Ltd.
*
(Pharmaceuticals) 27 487
Mednax, Inc.
*
(Health Care Providers & Services) 295 4,941
MeiraGTx Holdings PLC
*
(Biotechnology) 144 1,185
Mercantile Bank Corp.
*
(Banks) 55 2,475
Merchants Bancorp (Financial Services) 90 2,862
Mercurity Fintech Holding, Inc.
*(a)
(Commercial Support
Services) 111 2,728
Mercury General Corp. (Insurance) 93 7,885
Mercury Systems, Inc.
*
(Aerospace & Defense) 180 13,932
Meridian Bank of Malvern, PA (Banking) 31 489
MeridianLink, Inc.
*
(Software) 110 2,192
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 202 16,811
Meritage Homes Corp. (Household Durables) 246 17,818
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 18 1,206
Metals Acquisition, Ltd.
*
- Class A (Metals & Mining) 213 2,601
Methode Electronics, Inc. (Electronic Equipment,
Instruments & Components) 116 876
Metrocity Bankshares, Inc. (Banks) 68 1,883
Metropolitan Bank Holding Corp.
*
(Banks) 32 2,394
Metsera, Inc.
*
(Biotechnology) 185 9,681
MFA Financial, Inc.
*
(Mortgage REITs) 356 3,272
MGE Energy, Inc. (Electric Utilities) 128 10,775
MGP Ingredients, Inc. (Beverages) 49 1,185
Microvast Holdings, Inc.
*
(Automotive) 688 2,649
MicroVision, Inc.
*
(Electronic Equipment, Instruments &
Components) 863 1,070
Mid Penn Bancorp, Inc.
*
(Banks) 68 1,948
Middlefield Banc Corp. (Banks) 25 750
Middlesex Water Co. (Water Utilities) 62 3,355
Midland States Bankcorp, Inc. (Banks) 71 1,217
MidWestOne Financial Group, Inc.
*
(Banks) 57 1,613
Miller Industries, Inc. (Machinery) 38 1,536
MillerKnoll, Inc. (Commercial Services & Supplies) 234 4,151
MiMedx Group, Inc.
*
(Biotechnology) 409 2,855
Mind Medicine MindMed, Inc.
*
(Pharmaceuticals) 261 3,077
Minerals Technologies, Inc. (Chemicals) 109 6,771
Mineralys Therapeutics, Inc.
*
(Biotechnology) 135 5,119
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 814 18,934
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 140 10,263
Mission Produce, Inc.
*
(Food Products) 148 1,779
Common Stocks, continued
Shares Value
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 343 $ 1,828
Mistras Group, Inc.
*
(Professional Services) 57 561
Mitek Systems, Inc.
*
(Software) 154 1,505
Mobile Infrastructure Corp.
*
(Real Estate Owners &
Developers) 50 176
Modine Manufacturing Co.
*
(Automobile Components) 181 25,732
Modiv Industrial, Inc.
*
(Retail REITs) 32 468
Moelis & Co. - Class A (Capital Markets) 257 18,329
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 44 4,657
Monopar Therapeutics, Inc.
*
(Biotech & Pharma) 12 980
Monro, Inc. (Specialty Retail) 103 1,851
Montauk Renewables, Inc.
*
(Independent Power/
Renewable Electricity Producers) 233 468
Monte Rosa Therapeutics, Inc.
*
(Biotechnology) 161 1,193
Montrose Environmental Group, Inc.
*
(Commercial
Services & Supplies) 111 3,048
Moog, Inc. - Class A (Aerospace & Defense) 97 20,144
Motorcar Parts of America, Inc.
*
(Automotive) 46 761
Movado Group, Inc. (Textiles, Apparel & Luxury Goods) 53 1,005
MRC Global, Inc.
*
(Trading Companies & Distributors) 291 4,196
M-Tron Industries, Inc.
*
(Electrical Equipment) 8 444
Mueller Water Products, Inc. - Class A (Machinery) 540 13,781
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 468 13,296
MVB Financial Corp.
*
(Banks) 40 1,002
Myers Industries, Inc.
*
(Containers & Packaging) 128 2,168
Myomo, Inc.
*
(Medical Equipment & Devices) 107 95
MYR Group, Inc.
*
(Construction & Engineering) 53 11,026
Myriad Genetics, Inc.
*
(Biotechnology) 315 2,277
N-able, Inc.
*
(Software) 249 1,942
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 53 2,166
NACCO Industries, Inc.
*
- Class A (Oil, Gas &
Consumable Fuels) 14 590
NANO Nuclear Energy, Inc.
*
(Electrical Equipment) 108 4,164
Nano-X Imaging, Ltd.
*
(Health Care Providers &
Services) 222 821
Napco Security Technologies, Inc.
*
(Electronic
Equipment, Instruments & Components) 119 5,111
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure) 10 1,107
National Bank Holdings Corp. - Class A (Banks) 131 5,062
National Bankshares, Inc. (Banks) 22 648
National Beverage Corp. (Beverages) 83 3,064
National CineMedia, Inc.
*
(Media) 222 1,001
National Energy Services Reunited Corp.
*
(Oil & Gas
Services & Equipment) 211 2,165
National Health Investors, Inc.
*
(Health Care REITs) 160 12,720
National HealthCare Corp. (Health Care Providers &
Services) 44 5,346
National Presto Industries, Inc.
*
(Aerospace & Defense) 18 2,019
National Research Corp. (Health Care Providers &
Services) 44 562
National Vision Holdings, Inc.
*
(Specialty Retail) 270 7,881
Natural Gas Services Group, Inc.
*
(Energy Equipment &
Services) 35 980
Natural Grocers by Vitamin Cottage, Inc. (Consumer
Staples Distribution & Retail) 44 1,760
Nature's Sunshine Products, Inc. (Personal Care
Products) 60 931
Navient Corp. (Consumer Finance) 240 3,156
Navigator Holdings Ltd.
*
(Transportation & Logistics) 113 1,750
Navitas Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 463 3,343
NB Bancorp, Inc.
*
(Banks) 121 2,136
NBT Bancorp, Inc. (Banks) 177 7,392
NCR Atleos Corp.
*
(Financial Services) 253 9,945

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
NCR Voyix Corp.
*
(Software) 481 $ 6,037
Nelnet, Inc. - Class A (Consumer Finance) 45 5,642
Neogen Corp.
*
(Health Care Equipment & Supplies) 756 4,317
NeoGenomics, Inc.
*
(Health Care Providers & Services) 446 3,443
Neonode, Inc.
*(a)
(Technology Hardware) 40 140
NerdWallet, Inc.
*
- Class A (Consumer Finance) 143 1,539
Nerdy, Inc.
*
(Diversified Consumer Services) 203 256
NET Lease Office Properties (Office REITs) 52 1,542
Net Power, Inc.
*
(Electrical Equipment) 117 352
NETGEAR, Inc.
*
(Communications Equipment) 96 3,109
NetScout Systems, Inc.
*
(Communications Equipment) 242 6,251
NETSTREIT Corp.
*
(Retail REITs) 328 5,924
Neurogene, Inc.
*
(Biotechnology) 34 589
Neuronetics, Inc.
*
(Health Care Facilities & Services) 125 341
NeuroPace, Inc.
*
(Health Care Equipment & Supplies) 83 856
New Fortress Energy Inc
(a)
(Oil & Gas Producers) 585 1,292
New Jersey Resources Corp. (Gas Utilities) 350 16,853
New York Community Bancorp, Inc. (Banks) 1,051 12,139
Newmark Group, Inc. - Class A (Real Estate
Management & Development) 538 10,034
Newpark Resources, Inc.
*
(Energy Equipment &
Services) 272 3,076
Newsmax, Inc.
*
(Internet Media & Services) 38 471
NewtekOne, Inc.
*
(Financial Services) 86 985
NexPoint Diversified Real Estate Trust
*
(Equity REIT
- Diversified) 118 435
Nexpoint Real Estate Finance, Inc. (Mortgage REITs) 26 369
NexPoint Residential Trust, Inc. (Residential REITs) 78 2,513
NextDecade Corp.
*
(Oil, Gas & Consumable Fuels) 463 3,144
Nextdoor Holdings, Inc.
*
(Interactive Media & Services) 732 1,530
NextNav, Inc.
*
(Software) 305 4,362
NextNRG, Inc.
*
(Oil & Gas Producers) 66 121
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 505 37,365
Nexxen International Ltd.
*
(Advertising & Marketing) 131 1,212
NI Holdings, Inc.
*
(Insurance) 24 325
Nicolet Bankshares, Inc.
*
(Banks) 47 6,322
NioCorp Developments Ltd.
*
(Metals & Mining) 240 1,603
Nkarta, Inc.
*
(Biotechnology) 147 304
NL Industries, Inc.
*
(Commercial Services & Supplies) 29 178
nLight, Inc.
*
(Electronic Equipment, Instruments &
Components) 166 4,919
NMI Holdings, Inc.
*
- Class A (Financial Services) 270 10,352
Noble Corp. PLC (Energy Equipment & Services) 437 12,359
Nordic American Tankers, Ltd. (Oil, Gas & Consumable
Fuels) 709 2,226
Northeast Bank (Banks) 27 2,704
Northeast Community Bancorp, Inc. (Banks) 43 885
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 335 8,308
Northfield Bancorp, Inc. (Banks) 128 1,510
Northpointe Bancshares, Inc. (Banking) 37 632
Northrim Bancorp, Inc. (Banks) 76 1,646
Northwest Bancshares, Inc. (Banks) 502 6,220
Northwest Natural Holding Co. (Gas Utilities) 140 6,290
Northwest Pipe Co.
*
(Construction & Engineering) 34 1,800
NorthWestern Energy Group, Inc. (Multi-Utilities) 214 12,543
Norwood Financial Corp. (Banks) 30 763
NovaGold Resources, Inc.
*
(Metals & Mining) 1,048 9,222
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 125 12,519
Novavax, Inc.
*
(Biotechnology) 518 4,491
Novocure, Ltd.
*
(Health Care Equipment & Supplies) 351 4,535
Nu Skin Enterprises, Inc. - Class A (Personal Care
Products) 169 2,060
Nurix Therapeutics, Inc.
*
(Biotechnology) 261 2,412
Common Stocks, continued
Shares Value
NuScale Power Corp.
*(a)
(Electrical Equipment) 439 $ 15,804
Nutex Health, Inc.
*
(Software) 12 1,240
Nuvalent, Inc.
*
- Class A (Biotechnology) 149 12,886
Nuvation Bio, Inc.
*
(Pharmaceuticals) 863 3,193
Nuvectis Pharma, Inc.
*
(Biotech & Pharma) 45 271
NVE Corp. (Semiconductors & Semiconductor
Equipment) 17 1,110
Oak Valley Bancorp. (Banks) 24 676
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 325 8,054
OceanFirst Financial Corp. (Banks) 198 3,479
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 486 5,681
OFG Bancorp (Banks) 154 6,697
Ohio Valley Banc Corp.
*
(Asset Management) 13 481
O-I Glass, Inc. (Containers & Packaging) 532 6,900
Oil States International, Inc.
*
(Energy Equipment &
Services) 202 1,224
Oil-Dri Corp. of America (Household Products) 34 2,075
Oklo, Inc.
*
(Electric Utilities) 376 41,974
Olaplex Holdings, Inc.
*
(Personal Care Products) 486 637
Old National Bancorp (Banks) 1,212 26,602
Old Second Bancorp, Inc. (Banks) 174 3,008
Olema Pharmaceuticals, Inc.
*
(Biotechnology) 206 2,017
Olympic Steel, Inc. (Metals & Mining) 34 1,035
Omada Health, Inc.
*
(Health Care Providers & Services) 32 708
Omega Flex, Inc. (Machinery) 12 374
Omeros Corp.
*
(Pharmaceuticals) 225 923
OmniAb, Inc.
*
(Life Sciences Tools & Services) 323 517
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 161 4,902
ON24, Inc.
*
(Software) 129 738
Oncology Institute, Inc./The
*
(Health Care Facilities &
Services) 208 726
ONE Gas, Inc. (Gas Utilities) 207 16,755
One Liberty Properties, Inc. (Equity REIT - Diversified) 63 1,394
OneSpan, Inc.
*
(Software) 125 1,986
OneSpaWorld Holdings, Ltd. (Diversified Consumer
Services) 328 6,934
OneWater Marine, Inc.
*
(Specialty Retail) 39 618
Onity Group, Inc.
*
(Financial Services) 23 919
Ooma, Inc.
*
(Software) 88 1,055
OP Bancorp (Banking) 41 571
OPAL Fuels, Inc.
*
(Renewable Energy) 73 161
Open Lending Corp.
*
(Capital Markets) 355 749
OPKO Health, Inc.
*
(Health Care Providers & Services) 1,423 2,206
Oportun Financial Corp.
*
(Specialty Finance) 135 833
OppFi, Inc.
*
(Consumer Finance) 85 963
OptimizeRx Corp.
*
(Health Care Technology) 55 1,128
Option Care Health, Inc.
*
(Health Care Providers &
Services) 570 15,823
Orange County Bancorp, Inc. (Banks) 40 1,008
OraSure Technologies, Inc.
*
(Health Care Equipment &
Supplies) 260 835
Orchid Island Capital, Inc.
(a)
(Mortgage REITs) 443 3,105
Organogenesis Holdings, Inc.
*
(Biotechnology) 236 996
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 201 2,412
Origin Bancorp, Inc. (Banks) 103 3,556
Orion Group Holdings, Inc.
*
(Construction &
Engineering) 130 1,082
Orion SA (Chemicals) 192 1,455
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 211 20,309
Orrstown Financial Services, Inc. (Banks) 65 2,209
Orthofix Medical, Inc.
*
(Health Care Equipment &
Supplies) 134 1,962

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
OrthoPediatrics Corp.
*
(Health Care Equipment &
Supplies) 59 $ 1,093
Oruka Therapeutics Inc
*
(Biotech & Pharma) 94 1,808
Oscar Health, Inc.
*
- Class A (Insurance) 672 12,721
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 55 13,708
Otter Tail Corp. (Electric Utilities) 133 10,902
Ouster, Inc.
*
(Electronic Equipment, Instruments &
Components) 176 4,761
Outbrain, Inc.
*
(Interactive Media & Services) 125 206
Outfront Media, Inc. (Specialized REITs) 482 8,830
Outset Medical, Inc.
*
(Software) 57 805
Owens & Minor, Inc. (Health Care Providers &
Services) 261 1,253
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 49 1,986
P10, Inc.
*
- Class A (Capital Markets) 202 2,198
Pacific Biosciences of California, Inc.
*(a)
(Life Sciences
Tools & Services) 955 1,222
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 159 4,097
PACS Group, Inc.
*
(Health Care Providers & Services) 152 2,087
Pagaya Technologies, Ltd.
*
- Class A (Software) 159 4,721
PagerDuty, Inc.
*
(Software) 295 4,873
Pagseguro Digital, Ltd.
*
- Class A (Financial Services) 620 6,200
Palladyne AI Corp.
*
(Machinery) 83 713
Palomar Holdings, Inc.
*
(Insurance) 91 10,624
Palvella Therapeutics, Inc.
*
(Biotech & Pharma) 24 1,505
PAM Transportation Services, Inc.
*
(Ground
Transportation) 21 239
Pangaea Logistics Solutions, Ltd. (Marine
Transportation) 103 523
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 113 5,441
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 175 6,199
PAR Technology Corp.
*
(Electronic Equipment,
Instruments & Components) 139 5,502
Paramount Group, Inc.
*
(Office REITs) 646 4,225
Park Aerospace Corp. (Aerospace & Defense) 63 1,281
Park National Corp. (Banks) 51 8,289
Parke Bancorp, Inc.
*
(Banks) 34 733
Park-Ohio Holdings Corp.
*
(Machinery) 33 701
Pathward Financial, Inc. (Banks) 82 6,069
Patria Investments, Ltd. - Class A (Capital Markets) 224 3,270
Patrick Industries, Inc. (Automobile Components) 112 11,584
Patriot National Bancorp Inc
*
(Banking) 175 228
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 1,222 6,330
Payoneer Global, Inc.
*
(Financial Services) 963 5,826
Paysafe, Ltd.
*
(Financial Services) 112 1,447
Paysign, Inc.
*
(Financial Services) 119 749
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 290 8,749
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 38 2,356
PCB Bancorp (Banks) 38 798
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 110 2,840
Peabody Energy Corp. (Oil, Gas & Consumable Fuels) 423 11,218
Peakstone Realty Trust (Office REITs) 127 1,666
Peapack-Gladstone Financial Corp. (Banks) 55 1,518
Pebblebrook Hotel Trust (Hotel & Resort REITs) 407 4,636
Peloton Interactive, Inc.
*
- Class A (Leisure Products) 1,305 11,744
Penguin Solutions, Inc.
*
(Semiconductors &
Semiconductor Equipment) 180 4,730
Common Stocks, continued
Shares Value
PennyMac Financial Services, Inc. (Financial Services) 101 $ 12,512
PennyMac Mortgage Investment Trust (Mortgage
REITs) 302 3,703
Peoples Bancorp of North Carolina, Inc. (Banks) 15 460
Peoples Bancorp, Inc.
*
(Banks) 121 3,629
Peoples Financial Services Corp. (Banks) 32 1,556
Perdoceo Education Corp. (Diversified Consumer
Services) 213 8,022
Perella Weinberg Partners (Capital Markets) 215 4,584
Performant Financial Corp.
*
(Commercial Services &
Supplies) 243 1,878
Perimeter Solutions SA
*
(Chemicals) 482 10,792
Perma-Fix Environmental Services, Inc.
*
(Commercial
Services & Supplies) 60 606
Perpetua Resources Corp.
*
(Metals & Mining) 260 5,260
Personalis, Inc.
*
(Health Care Facilities & Services) 173 1,128
Perspective Therapeutics, Inc.
*
(Biotechnology) 206 707
Petco Health & Wellness Co., Inc.
*
(Specialty Retail) 271 1,049
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 146 1,718
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 71 2,873
Phillips Edison & Co., Inc. (Retail REITs) 437 15,002
Phinia, Inc. (Automobile Components) 133 7,645
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 201 4,613
Phreesia, Inc.
*
(Health Care Technology) 198 4,657
Piedmont Office Realty Trust, Inc. - Class A (Office
REITs) 430 3,870
Pioneer Bancorp, Inc.
*
(Banks) 39 509
Piper Sandler Cos. (Capital Markets) 61 21,166
Pitney Bowes, Inc. (Commercial Services & Supplies) 597 6,812
PJT Partners, Inc. - Class A (Capital Markets) 80 14,218
Planet Labs PBC
*
(Professional Services) 808 10,488
Playstudios, Inc.
*
(Entertainment) 309 297
Playtika Holding, Corp.
*
(Entertainment Content) 195 758
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 93 13,456
Plug Power, Inc.
*(a)
(Electrical Equipment) 3,777 8,800
Plumas Bancorp
*
(Banks) 21 906
Plymouth Industrial REIT, Inc. (Industrial REITs) 142 3,171
Polaris Industries, Inc.
*
(Leisure Products) 184 10,695
Ponce Financial Group, Inc.
*
(Banks) 68 1,000
Porch Group, Inc.
*
(Software) 279 4,682
Portillo's, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 205 1,322
Portland General Electric Co. (Electric Utilities) 382 16,808
Postal Realty Trust, Inc. - Class A (Office REITs) 78 1,224
Potbelly Corp.
*
(Hotels, Restaurants & Leisure) 88 1,500
PotlatchDeltic Corp. (Specialized REITs) 271 11,043
Powell Industries, Inc. (Electrical Equipment) 33 10,059
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 196 7,881
Power Solutions International, Inc.
*
(Machinery) 23 2,259
Powerfleet, Inc.
*
(Electronic Equipment, Instruments &
Components) 430 2,253
PRA Group, Inc.
*
(Consumer Finance) 137 2,115
Prairie Operating Co.
*
(Software) 76 151
Praxis Precision Medicines, Inc.
*
(Biotechnology) 62 3,286
Precigen, Inc.
*(a)
(Biotechnology) 519 1,708
Preferred Bank (Banks) 40 3,616
Preformed Line Products Co.
*
(Electrical Equipment) 8 1,569
Premier, Inc. - Class A (Health Care Providers &
Services) 285 7,923
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 171 10,670
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 89 10,785
Prime Medicine, Inc.
*
(Biotechnology) 260 1,440

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
PrimeEnergy Resources Corp.
*
(Oil, Gas & Consumable
Fuels) 1 $ 167
Primis Financial Corp. (Banks) 77 809
Primoris Services Corp. (Construction & Engineering) 187 25,681
Princeton Bancorp, Inc. (Banks) 18 573
Priority Technology Holdings, Inc.
*
(Financial Services) 86 591
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 398 9,910
ProAssurance Corp. (Insurance) 177 4,246
PROCEPT BioRobotics Corp.
*(a)
(Health Care
Equipment & Supplies) 182 6,496
Pro-Dex, Inc.
*
(Medical Equipment & Devices) 7 237
Proficient Auto Logistics, Inc.
*
(Ground Transportation) 82 565
ProFrac Holding Corp.
*
- Class A (Energy Equipment &
Services) 43 159
PROG Holdings, Inc. (Consumer Finance) 136 4,401
Progress Software Corp. (Software) 148 6,502
Progyny, Inc.
*
(Health Care Providers & Services) 260 5,595
ProPetro Holding Corp.
*
(Energy Equipment & Services) 277 1,451
PROS Holdings, Inc.
*
(Software) 151 3,459
Protagonist Therapeutics, Inc.
*
(Biotechnology) 201 13,352
Protalix Biotherapeutics Inc
*
(Biotech & Pharma) 241 535
Protara Therapeutics, Inc.
*
(Biotech & Pharma) 112 487
Prothena Corp. PLC
*
(Biotechnology) 140 1,366
Proto Labs, Inc.
*
(Machinery) 82 4,102
Provident Bancorp, Inc.
*
(Banks) 55 689
Provident Financial Services, Inc. (Banks) 446 8,599
PTC Therapeutics, Inc.
*
(Biotechnology) 269 16,509
PubMatic, Inc.
*
- Class A (Media) 144 1,192
Pulmonx Corp.
*
(Health Care Equipment & Supplies) 132 214
Pulse Biosciences, Inc.
*(a)
(Health Care Equipment &
Supplies) 61 1,080
Puma Biotechnology, Inc.
*
(Biotechnology) 147 781
Pure Cycle Corp.
*
(Water Utilities) 68 753
PureCycle Technologies, Inc.
*
(Chemicals) 449 5,904
Q2 Holdings, Inc.
*
(Software) 215 15,564
QCR Holdings, Inc. (Banks) 57 4,311
Quad/Graphics, Inc. (Commercial Services & Supplies) 100 626
Quaker Chemical Corp. (Chemicals) 48 6,324
Qualys, Inc.
*
(Software) 126 16,674
Quanex Building Products Corp. (Building Products) 159 2,261
Quanterix Corp.
*
(Life Sciences Tools & Services) 143 776
Quantum Computing Inc
*(a)
(Software) 464 8,541
Quantum-Si, Inc.
*
(Life Sciences Tools & Services) 543 766
QuidelOrtho Corp.
*
(Health Care Equipment & Supplies) 235 6,921
QuinStreet, Inc.
*
(Interactive Media & Services) 188 2,908
Rackspace Technology, Inc.
*
(IT Services) 289 407
Radian Group, Inc. (Financial Services) 469 16,987
Radiant Logistics, Inc.
*
(Air Freight & Logistics) 115 679
RadNet, Inc.
*
(Health Care Providers & Services) 236 17,987
Ramaco Resources, Inc. - Class A (Metals & Mining) 100 3,319
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 373 38,866
Ranger Bermuda Topco Ltd.
*
(Insurance) 9 246
Ranger Energy Services, Inc.
*
(Energy Equipment &
Services) 69 969
Ranpak Holdings Corp.
*
(Containers & Packaging) 162 910
Rapid7, Inc.
*
(Software) 221 4,144
Rapport Therapeutics, Inc.
*
(Pharmaceuticals) 61 1,812
Rayonier Advanced Materials, Inc. (Chemicals) 223 1,610
RBB Bancorp (Banks) 58 1,088
RCI Hospitality Holdings, Inc. (Hotels, Restaurants &
Leisure) 28 854
RCM TECHNOLOGIES, INC.
*
(Technology Services) 17 451
Common Stocks, continued
Shares Value
RE/MAX Holdings, Inc.
*
- Class A (Real Estate
Management & Development) 63 $ 594
Ready Capital Corp.
(a)
(Mortgage REITs) 577 2,233
Recursion Pharmaceuticals, Inc.
*(a)
- Class A
(Biotechnology) 1,268 6,188
Red Cat Holdings, Inc.
*(a)
(Aerospace & Defense) 295 3,053
Red River Bancshares, Inc.
*
(Banks) 16 1,037
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants &
Leisure) 169 10,319
Red Violet, Inc.
*
(Software) 39 2,038
Redwire Corp.
*(a)
(Aerospace & Defense) 171 1,537
Redwood Trust, Inc. (Mortgage REITs) 460 2,663
REGENXBIO, Inc.
*
(Biotechnology) 162 1,563
Regional Management Corp.
*
(Consumer Finance) 32 1,247
Relay Therapeutics, Inc.
*
(Biotechnology) 458 2,391
Remitly Global, Inc.
*
(Financial Services) 578 9,421
Renasant Corp. (Banks) 326 12,026
Repay Holdings Corp.
*
(Financial Services) 269 1,407
Replimune Group, Inc.
*
(Biotechnology) 239 1,001
ReposiTrak, Inc.
*
(Software) 39 578
Repro-Med Systems, Inc.
*
(Medical Equipment &
Devices) 149 571
Republic Bancorp, Inc.
*
- Class A (Banks) 29 2,095
Reservoir Media, Inc.
*
(Entertainment) 70 570
Resideo Technologies, Inc.
*
(Building Products) 477 20,597
Resolute Holdings Management, Inc.
*
(Asset
Management) 15 1,082
Resources Connection, Inc. (Professional Services) 113 571
REV Group, Inc. (Machinery) 168 9,521
Revolve Group, Inc.
*
(Specialty Retail) 140 2,982
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 103 3,154
Rezolute, Inc.
*
(Biotech & Pharma) 268 2,519
Rezolve AI PLC
*
(Software) 507 2,525
RGC Resources, Inc.
*
(Gas Utilities) 29 651
Rhinebeck BanCorp, Inc.
*
(Banking) 16 182
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 181 18,279
Ribbon Communications, Inc.
*
(Communications
Equipment) 324 1,231
Richardson Electronics, Ltd.
*
(Electronic Equipment,
Instruments & Components) 42 411
Richmond Mutual BanCorp, Inc.
*
(Banking) 31 441
Richtech Robotics, Inc.
*
(Machinery) 239 1,025
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 61 1,728
Rigetti Computing, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,106 32,948
Riley Exploration Permian, Inc. (Oil, Gas & Consumable
Fuels) 46 1,247
Rimini Street, Inc.
*
(Software) 169 791
Riot Platforms, Inc.
*
(Software) 1,207 22,969
Riverview Bancorp, Inc.
*
(Banking) 71 381
RLJ Lodging Trust (Hotel & Resort REITs) 514 3,701
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 293 955
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods) 24 715
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 64 5,149
Root, Inc.
*
- Class A (Insurance) 40 3,580
RPC, Inc. (Energy Equipment & Services) 309 1,471
Rumble, Inc.
*
(Internet Media & Services) 369 2,672
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 211 11,282
Rush Enterprises, Inc. - Class B (Trading Companies &
Distributors) 30 1,723
Rush Street Interactive, Inc.
*
(Hotels, Restaurants &
Leisure) 307 6,287

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
RXO, Inc.
*
(Ground Transportation) 562 $ 8,643
RxSight, Inc.
*
(Health Care Equipment & Supplies) 120 1,079
Ryerson Holding Corp.
*
(Metals & Mining) 94 2,149
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 214 19,172
S&T Bancorp, Inc. (Banks) 132 4,962
Sable Offshore Corp.
*
(Oil, Gas & Consumable Fuels) 263 4,592
Sabra Health Care REIT, Inc. (Health Care REITs) 823 15,341
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 1,255 2,297
Safe Builders, Inc. (Marine Transportation) 194 861
Safehold, Inc. (Specialized REITs) 194 3,005
Safety Insurance Group, Inc. (Insurance) 51 3,605
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 350 5,698
Sana Biotechnology, Inc.
*
(Biotechnology) 461 1,637
Sanara Medtech, Inc.
*
(Health Care Equipment &
Supplies) 11 349
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) 126 1,421
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 181 20,835
SANUWAVE Health, Inc.
*
(Medical Equipment &
Devices) 24 900
Sapiens International Corp. N.V. (Software) 108 4,644
Satellogic, Inc.
*
(Telecommunications) 238 781
Saul Centers, Inc. (Retail REITs) 43 1,370
Savara, Inc.
*
(Biotechnology) 396 1,414
Savers Value Village, Inc.
*
(Broadline Retail) 133 1,762
SB Financial Group
*
(Banking) 21 405
SBC Medical Group Holdings, Inc.
*
(Health Care
Facilities & Services) 20 87
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 73 3,211
Scholar Rock Holding Corp.
*
(Biotechnology) 280 10,427
Scholastic Corp. (Media) 70 1,917
Schrodinger, Inc.
*
(Health Care Technology) 195 3,912
Scilex Holding Co.
*
(Biotech & Pharma) 8 157
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels) 154 8,632
scPharmaceuticals, Inc.
*
(Pharmaceuticals) 136 771
Seacoast Banking Corp. of Florida (Banks) 294 8,946
SEACOR Marine Holdings, Inc.
*
(Energy Equipment &
Services) 71 461
Seadrill, Ltd.
*
(Energy Equipment & Services) 217 6,556
Seaport Entertainment Group Inc
*
(Real Estate Owners
& Developers) 26 596
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 94 4,860
Security National Financial Corp.
*
- Class A (Specialty
Finance) 54 468
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 323 3,453
Select Medical Holdings Corp. (Health Care Providers
& Services) 387 4,969
Selective Insurance Group, Inc. (Insurance) 210 17,026
Selectquote, Inc.
*
(Insurance) 475 931
SELLAS Life Sciences Group, Inc.
*
(Biotech & Pharma) 348 560
Semler Scientific, Inc.
*
(Health Care Equipment &
Supplies) 42 1,260
SEMrush Holdings, Inc.
*
(Software) 177 1,253
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 302 21,578
Seneca Foods Corp.
*
- Class A (Food Products) 16 1,727
Sensient Technologies Corp. (Chemicals) 146 13,702
Septerna, Inc.
*
(Pharmaceuticals) 74 1,392
Serve Robotics, Inc.
*(a)
(Internet Media & Services) 162 1,884
Service Properties Trust (Hotel & Resort REITs) 535 1,450
ServisFirst Bancshares, Inc. (Banks) 179 14,415
Common Stocks, continued
Shares Value
Seven Hills Realty Trust (Mortgage REITs) 50 $ 516
Sezzle, Inc.
*
(Financial Services) 55 4,374
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels) 420 3,163
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 135 12,638
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 176 2,362
Shoals Technologies Group, Inc.
*
- Class A (Electrical
Equipment) 582 4,313
Shoe Carnival, Inc. (Specialty Retail) 63 1,310
Shore Bancshares, Inc. (Banks) 107 1,756
ShotSpotter, Inc.
*
(Software) 33 398
Shoulder Innovations, Inc.
*
(Health Care Equipment &
Supplies) 16 201
Shutterstock, Inc. (Interactive Media & Services) 84 1,751
SI-BONE, Inc.
*
(Health Care Equipment & Supplies) 131 1,928
Siebert Financial Corp.
*
(Asset Management) 49 143
Sierra Bancorp (Banks) 43 1,243
SIGA Technologies, Inc. (Pharmaceuticals) 142 1,299
Sight Sciences, Inc.
*
(Health Care Equipment &
Supplies) 143 492
Signet Jewelers, Ltd. (Specialty Retail) 139 13,332
Sila Realty Trust, Inc.
*
(Health Care REITs) 193 4,844
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 112 14,687
Silvaco Group, Inc.
*
(Software) 27 146
Silvercrest Asset Management Group, Inc. - Class A
(Capital Markets) 27 425
Simmons First National Corp. - Class A (Banks) 490 9,393
Simulations Plus, Inc. (Health Care Technology) 58 874
Sinclair, Inc.
*
(Media) 134 2,023
Sionna Therapeutics, Inc.
*
(Medical Equipment &
Devices) 43 1,265
SiriusPoint, Ltd.
*
(Insurance) 355 6,422
SITE Centers Corp. (Retail REITs) 174 1,568
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 74 22,297
Six Flags Entertainment Corp.
*
(Hotels, Restaurants &
Leisure) 332 7,543
SJW Group (Water Utilities) 110 5,357
Skillsoft Corp.
*
(Software) 15 195
Sky Harbour Group Corp.
*
(Transportation
Infrastructure) 74 730
Skyward Specialty Insurance Group, Inc.
*
(Insurance) 124 5,897
SkyWater Technology, Inc.
*
(Semiconductors &
Semiconductor Equipment) 91 1,698
SkyWest, Inc.
*
(Passenger Airlines) 140 14,086
SKYX Platforms Corp.
*
(Electrical Equipment) 214 240
SL Green Realty Corp. (Office REITs) 249 14,893
Sleep Number Corp.
*
(Specialty Retail) 66 463
Slide Insurance Holdings, Inc.
*
(Insurance) 92 1,452
SM Energy Co. (Oil, Gas & Consumable Fuels) 395 9,863
SmartFinancial, Inc.
*
(Banks) 50 1,787
Smartstop Self Storage REIT, Inc.
*
(REITS & Real
Estate Management) 108 4,065
Smith & Wesson Brands, Inc. (Leisure Products) 152 1,494
Smith-Midland Corp.
*
(Construction Materials) 9 332
Solaris Energy Infrastructure, Inc.
*
- Class A (Energy
Equipment & Services) 126 5,036
Soleno Therapeutics, Inc.
*
(Biotechnology) 144 9,734
Solesence, Inc.
*
(Household Products) 65 209
Solid Biosciences, Inc.
*
(Biotechnology) 204 1,259
Solid Power, Inc.
*
(Automobile Components) 528 1,832
Sonic Automotive, Inc. - Class A (Specialty Retail) 52 3,957

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Sonida Senior Living, Inc.
*
(Health Care Providers &
Services) 19 $ 527
Sonos, Inc.
*
(Household Durables) 407 6,431
Sound Financial Bancorp, Inc.
*
(Banking) 7 322
SoundHound AI, Inc.
*(a)
- Class A (Software) 1,267 20,373
South Plains Financial, Inc. (Banks) 44 1,701
Southern California BanCorp
*
(Banks) 78 1,301
Southern First Bancshares, Inc.
*
(Banks) 27 1,191
Southern Missouri Bancorp, Inc. (Banks) 33 1,734
Southland Holdings, Inc.
*
(Construction & Engineering) 44 189
Southside Bancshares, Inc. (Banks) 100 2,825
Southwest Gas Holdings, Inc. (Gas Utilities) 224 17,547
Spectrum Brands Holdings, Inc. (Household Products) 82 4,307
Sphere Entertainment Co.
*
(Entertainment) 96 5,964
Spire Global, Inc.
*
(Professional Services) 95 1,044
Spire, Inc. (Gas Utilities) 202 16,467
Spok Holdings, Inc. (Wireless Telecommunication
Services) 70 1,208
Sprinklr, Inc.
*
- Class A (Software) 389 3,003
Sprout Social, Inc.
*
- Class A (Software) 179 2,313
SPS Commerce, Inc.
*
(Software) 132 13,746
SPX Technologies, Inc.
*
(Machinery) 167 31,192
Spyre Therapeutics, Inc.
*
(Biotechnology) 172 2,883
SR BanCorp, Inc.
*
(Banking) 27 407
SSR Mining, Inc. (Metals & Mining) 705 17,216
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 173 4,649
Stagwell, Inc. (Media) 399 2,246
Standard BioTools, Inc.
*
(Life Sciences Tools &
Services) 1,035 1,346
Standard Motor Products, Inc. (Automobile
Components) 73 2,980
Standex International Corp. (Machinery) 42 8,900
Starz Entertainment Corp.
*
(Entertainment) 40 589
Steelcase, Inc. - Class A (Commercial Services &
Supplies) 290 4,988
Stellar Bancorp, Inc. (Banks) 163 4,945
Stepan Co. (Chemicals) 75 3,578
StepStone Group, Inc. - Class A (Capital Markets) 241 15,740
Stereotaxis, Inc.
*
(Health Care Equipment & Supplies) 212 659
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 103 34,986
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 248 8,303
Stewart Information Services Corp. (Insurance) 96 7,039
Stitch Fix, Inc.
*
- Class A (Specialty Retail) 373 1,623
Stock Yards Bancorp, Inc. (Banks) 91 6,369
Stoke Therapeutics, Inc.
*
(Biotechnology) 155 3,643
StoneCo, Ltd.
*
(Financial Services) 869 16,433
StoneX Group, Inc.
*
(Capital Markets) 159 16,046
Strategic Education, Inc. (Diversified Consumer
Services) 81 6,967
Strattec Security Corporation
*
(Industrial Intermediate
Products) 13 885
Stratus Properties, Inc.
*
(Real Estate Management &
Development) 23 487
Strawberry Fields REIT, Inc. (Health Care REITs) 25 308
Stride, Inc.
*
(Diversified Consumer Services) 148 22,043
Sturm Ruger & Co., Inc. (Leisure Products) 56 2,434
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 380 2,086
Summit Midstream Corp.
*
(Oil & Gas Producers) 33 678
Sun Country Airlines Holdings, Inc.
*
(Passenger
Airlines) 177 2,090
SunCoke Energy, Inc. (Metals & Mining) 294 2,399
SunOpta, Inc.
*
(Food Products) 331 1,940
Common Stocks, continued
Shares Value
Sunrise Realty Trust, Inc. (Mortgage REITs) 35 $ 364
Sunrun, Inc.
*
(Electrical Equipment) 725 12,535
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 659 6,175
Super Group SGHC, Ltd. (Hotels, Restaurants &
Leisure) 551 7,273
Superior Group of Cos., Inc. (Textiles, Apparel &
Luxury Goods) 39 418
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 187 8,937
Surgery Partners, Inc.
*
(Health Care Providers &
Services) 267 5,778
Surmodics, Inc.
*
(Health Care Equipment & Supplies) 48 1,435
Sweetgreen, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 358 2,857
SWK Holdings Corp.
*
(Financial Services) 11 160
Sylvamo Corp. (Paper & Forest Products) 119 5,262
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 133 9,089
Synchronoss Technologies, Inc.
*
(Software) 36 219
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 295 4,539
Tactile Systems Technology, Inc.
*
(Health Care
Equipment & Supplies) 80 1,107
Talkspace, Inc.
*
(Health Care Providers & Services) 499 1,377
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 417 3,999
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 231 2,804
Tanger, Inc. (Retail REITs) 387 13,096
Tango Therapeutics, Inc.
*
(Biotechnology) 248 2,083
Target Hospitality Corp.
*
(Hotels, Restaurants & Leisure) 111 941
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 135 8,023
Taylor Morrison Home Corp.
*
(Household Durables) 336 22,179
Taysha Gene Therapies, Inc.
*
(Biotechnology) 735 2,403
TechTarget, Inc.
*
(Media) 100 581
Tecnoglass, Inc. (Building Products) 84 5,620
Tectonic Therapeutic, Inc.
*
(Biotech & Pharma) 38 596
Teekay Corp.
*
(Transportation & Logistics) 180 1,472
Teekay Tankers, Ltd. - Class A (Transportation &
Logistics) 83 4,196
TEGNA, Inc. (Media) 557 11,324
Tejon Ranch Co.
*
(Real Estate Management &
Development) 73 1,167
Teladoc Health, Inc.
*
(Health Care Technology) 608 4,700
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 344 13,498
Telos Corp.
*
(Software) 186 1,272
Tenable Holdings, Inc.
*
(Software) 420 12,247
Tennant Co. (Machinery) 65 5,269
Terawulf, Inc.
*
(Software) 982 11,214
Terex Corp. (Machinery) 223 11,440
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 250 1,878
Terreno Realty Corp. (Industrial REITs) 354 20,089
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 439 2,524
Tevogen Bio Holdings, Inc.
*
(Biotechnology) 103 81
Texas Capital Bancshares, Inc.
*
(Banks) 157 13,271
TG Therapeutics, Inc.
*
(Biotechnology) 502 18,135
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 113 4,499
The Arena Group Holdings, Inc.
*
(Advertising &
Marketing) 45 246
The Baldwin Insurance Group, Inc.
*
(Insurance) 243 6,855
The Bancorp, Inc.
*
(Banks) 158 11,833
The Bank of NT Butterfield & Son, Ltd. (Banks) 144 6,180
The Beauty Health Co.
*
(Personal Care Products) 395 786
The Brink's Co. (Commercial Services & Supplies) 146 17,062
The Buckle, Inc. (Specialty Retail) 109 6,394

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 160 $ 8,742
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 126 7,350
The Chemours Co.
*
(Chemicals) 521 8,253
The E.W. Scripps Co.
*
- Class A (Media) 217 534
The Eastern Co.
*
(Machinery) 20 469
The Ensign Group, Inc. (Health Care Providers &
Services) 194 33,518
The First Bancorp, Inc.
*
(Banks) 37 972
The GEO Group, Inc.
*
(Commercial Services &
Supplies) 468 9,589
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 904 6,762
The Gorman-Rupp Co. (Machinery) 73 3,388
The Greenbrier Cos., Inc. (Machinery) 105 4,848
The Hackett Group, Inc.
*
(IT Services) 87 1,654
The Hain Celestial Group, Inc.
*
(Food Products) 313 495
The Honest Co., Inc.
*
(Personal Care Products) 323 1,189
The Joint Corp.
*
(Health Care Providers & Services) 49 467
The Lovesac Co.
*
(Household Durables) 46 779
The Macerich Co. (Retail REITs) 879 15,998
The Manitowoc Co., Inc.
*
(Machinery) 119 1,191
The Marcus Corp.
*
(Entertainment) 81 1,256
The ODP Corp.
*
(Specialty Retail) 95 2,646
The Pennant Group, Inc.
*
(Health Care Providers &
Services) 117 2,951
The Real Brokerage, Inc.
*
(Real Estate Management &
Development) 367 1,534
The RealReal, Inc.
*
(Specialty Retail) 330 3,508
The RMR Group, Inc.
*
- Class A (Real Estate
Management & Development) 54 849
The Simply Good Foods Co.
*
(Food Products) 325 8,066
The St. Joe Co. (Real Estate Management &
Development) 132 6,531
The Vita Coco Co., Inc.
*
(Beverages) 152 6,456
The York Water Co.
*
(Water Utilities) 50 1,521
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 131 1,913
Thermon Group Holdings, Inc.
*
(Electrical Equipment) 114 3,046
Third Coast Bancshares, Inc.
*
(Banks) 45 1,709
ThredUp, Inc.
*
- Class A (Specialty Retail) 320 3,024
Thryv Holdings, Inc.
*
(Media) 129 1,556
Tidewater, Inc.
*
(Energy Equipment & Services) 170 9,066
Tile Shop Holdings, Inc. (Specialty Retail) 100 605
Timberland Bancorp, Inc./WA (Banks) 26 865
TimkenSteel Corp.
*
(Metals & Mining) 127 2,099
Tiptree, Inc. (Insurance) 81 1,553
Titan America SA
*
(Construction Materials) 84 1,255
Titan International, Inc. (Machinery) 168 1,270
Titan Machinery, Inc.
*
(Trading Companies &
Distributors) 72 1,205
Tompkins Financial Corp. (Banks) 47 3,112
Tonix Pharmaceuticals Holding Corp.
*
(Biotech &
Pharma) 31 749
Tootsie Roll Industries, Inc.
*
(Food Products) 63 2,641
Topgolf Callaway Brands Corp.
*
(Leisure Products) 457 4,342
Torrid Holdings, Inc.
*
(Specialty Retail) 117 205
Tourmaline Bio, Inc.
*
(Biotechnology) 61 2,918
TowneBank
*
(Banks) 254 8,781
TPG RE Finance Trust, Inc. (Mortgage REITs) 233 1,994
Traeger, Inc.
*
(Household Durables) 114 139
Transcat, Inc.
*
(Trading Companies & Distributors) 32 2,342
Transcontinental Realty Investors, Inc.
*
(Real Estate
Management & Development) 7 323
Common Stocks, continued
Shares Value
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 115 $ 12,903
Transocean, Ltd. (Energy Equipment & Services) 2,954 9,216
TRAVELZOO INC.
*
(Internet Media & Services) 22 216
Travere Therapeutics, Inc.
*
(Biotechnology) 305 7,290
Treace Medical Concepts, Inc.
*
(Health Care Equipment
& Supplies) 165 1,107
Tredegar Corp.
*
(Metals & Mining) 92 739
TreeHouse Foods, Inc.
*
(Food Products) 174 3,517
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 302 2,763
Tri Pointe Homes, Inc.
*
(Household Durables) 299 10,157
TriCo Bancshares (Banks) 105 4,663
Triller Group, Inc.
*
(Internet Media & Services) 356 296
TriMas Corp.
*
(Containers & Packaging) 115 4,444
TriNet Group, Inc. (Professional Services) 104 6,957
Trinity Industries, Inc. (Machinery) 283 7,935
Trinseo PLC
*
(Chemicals) 118 277
TripAdvisor, Inc.
*
(Interactive Media & Services) 403 6,553
TriSalus Life Sciences, Inc.
*
(Biotech & Pharma) 65 302
Triumph Financial, Inc.
*
(Banks) 79 3,953
Tronox Holdings PLC - Class A (Chemicals) 413 1,660
TrueBlue, Inc.
*
(Professional Services) 99 607
TrueCar, Inc.
*
(Interactive Media & Services) 272 500
Trupanion, Inc.
*
(Insurance) 128 5,540
TrustCo Bank Corp. (Banks) 64 2,323
Trustmark Corp. (Banks) 197 7,801
TSS Inc/MD
*
(Engineering & Construction) 63 1,141
TTEC Holdings, Inc. (Professional Services) 69 232
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 348 20,045
Tucows, Inc.
*
- Class A (IT Services) 23 427
TuHURA Biosciences, Inc.
*
(Biotech & Pharma) 89 221
Turning Point Brands, Inc. (Tobacco) 59 5,833
Turtle Beach Corp.
*
(Technology Hardware, Storage &
Peripherals) 52 827
Tutor Perini Corp.
*
(Construction & Engineering) 154 10,101
Tvardi Therapeutics, Inc.
*
(Biotech & Pharma) 16 624
Twist Bioscience Corp.
*
(Biotechnology) 205 5,769
Two Harbors Investment Corp. (Mortgage REITs) 361 3,563
TXNM Energy, Inc. (Electric Utilities) 337 19,057
Tyra Biosciences, Inc.
*
(Biotechnology) 83 1,161
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 52 4,417
Udemy, Inc.
*
(Diversified Consumer Services) 336 2,355
UFP Industries, Inc. (Building Products) 209 19,539
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 26 5,190
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 154 4,197
UMB Financial Corp. (Banks) 251 29,705
UMH Properties, Inc. (Residential REITs) 275 4,084
UniFirst Corp. (Commercial Services & Supplies) 52 8,694
Union Bankshares, Inc./Morrisville VT
*
(Banking) 13 322
Unisys Corp.
*
(IT Services) 231 901
United Bankshares, Inc. (Banks) 490 18,233
United Community Banks, Inc. (Banks) 424 13,292
United Fire Group, Inc. (Insurance) 73 2,221
United Insurance Holdings Corp.
*
(Insurance) 85 968
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 207 7,786
United Security Bancshares/Fresno CA
*
(Banking) 48 448
United States Antimony Corp.
*
(Metals & Mining) 322 1,996
United States Lime & Minerals, Inc. (Construction
Materials) 37 4,867
Uniti Group, Inc. (Specialized REITs) 495 3,029

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Unitil Corp. (Multi-Utilities) 56 $ 2,680
Unity Bancorp, Inc. (Banks) 25 1,222
Universal Corp.
*
(Tobacco) 84 4,693
Universal Health Realty Income Trust (Health Care
REITs) 45 1,763
Universal Insurance Holdings, Inc. (Insurance) 88 2,314
Universal Logistics Holdings, Inc. (Ground
Transportation) 23 539
Universal Technical Institute, Inc.
*
(Diversified
Consumer Services) 161 5,241
Univest Financial Corp. (Banks) 100 3,002
Upbound Group, Inc. (Specialty Retail) 182 4,301
Upstart Holdings, Inc.
*
(Consumer Finance) 291 14,783
Upstream Bio, Inc.
*
(Biotechnology) 113 2,126
Upwork, Inc.
*
(Professional Services) 426 7,911
Uranium Energy Corp.
*
(Oil, Gas & Consumable Fuels) 1,473 19,649
Urban Edge Properties (Retail REITs) 440 9,007
Urban Outfitters, Inc.
*
(Specialty Retail) 212 15,142
UroGen Pharma, Ltd.
*
(Biotechnology) 128 2,554
US Gold Corp.
*
(Metals & Mining) 43 709
US Goldmining, Inc.
*
(Metals & Mining) 6 77
USANA Health Sciences, Inc.
*
(Personal Care Products) 38 1,047
USCB Financial Holdings, Inc. (Banks) 37 646
Utah Medical Products, Inc. (Health Care Equipment &
Supplies) 11 693
Utz Brands, Inc. (Food Products) 250 3,038
V2X, Inc.
*
(Aerospace & Defense) 67 3,892
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels) 358 1,439
Valaris, Ltd.
*
(Energy Equipment & Services) 220 10,729
Valhi, Inc. (Chemicals) 8 126
Valley National Bancorp (Banks) 1,678 17,787
Value Line, Inc. (Capital Markets) 3 117
Vanda Pharmaceuticals, Inc.
*
(Biotechnology) 192 958
Varex Imaging Corp.
*
(Health Care Equipment &
Supplies) 142 1,761
Varonis Systems, Inc.
*
(Software) 382 21,954
Vaxcyte, Inc.
*
(Biotechnology) 396 14,264
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 198 6,025
Velocity Financial, Inc.
*
(Financial Services) 33 599
Vera Therapeutics, Inc.
*
(Biotechnology) 178 5,173
Veracyte, Inc.
*
(Biotechnology) 271 9,303
Verastem, Inc.
*
(Biotechnology) 157 1,386
Verde Clean Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 14 43
Vericel Corp.
*
(Biotechnology) 174 5,476
Verint Systems, Inc.
*
(Software) 208 4,212
Veritex Holdings, Inc. (Banks) 183 6,136
Verra Mobility Corp.
*
- Class A (Professional Services) 553 13,659
Vertex, Inc.
*
- Class A (Software) 225 5,578
Vestis Corp. (Commercial Services & Supplies) 399 1,807
Viad Corp.
*
(Commercial Services & Supplies) 73 2,641
Viant Technology, Inc.
*
- Class A (Software) 47 406
Viasat, Inc.
*
(Communications Equipment) 408 11,954
Viavi Solutions, Inc.
*
(Communications Equipment) 766 9,721
Vicor Corp.
*
(Electrical Equipment) 81 4,027
Victoria's Secret & Co.
*
(Specialty Retail) 240 6,514
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 153 9,908
Viemed Healthcare, Inc.
*
(Health Care Providers &
Services) 121 822
Village Super Market, Inc. - Class A (Consumer Staples
Distribution & Retail) 32 1,196
Vimeo, Inc.
*
(Interactive Media & Services) 512 3,968
Vir Biotechnology, Inc.
*
(Biotechnology) 308 1,759
Virco Mfg. Corp.
*
(Commercial Services & Supplies) 37 287
Common Stocks, continued
Shares Value
Virginia National Bankshares Corp. (Banks) 16 $ 621
Viridian Therapeutics, Inc.
*
(Biotechnology) 243 5,244
Virtus Investment Partners, Inc. (Capital Markets) 23 4,371
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 419 6,411
Vishay Precision Group, Inc.
*
(Electronic Equipment,
Instruments & Components) 41 1,314
Visteon Corp.
*
(Automobile Components) 95 11,387
Vital Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 103 1,740
Vital Farms, Inc.
*
(Food Products) 120 4,938
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels) 102 2,369
Vivid Seats, Inc. (Entertainment) 11 183
Vox Royalty Corp.
*
(Metals & Mining) 154 662
Voyager Technologies, Inc.
*
(Aerospace & Defense) 47 1,400
Voyager Therapeutics, Inc.
*
(Biotechnology) 161 752
Vroom, Inc.
*
(Specialty Finance) 4 108
VSE Corp. (Commercial Services & Supplies) 70 11,637
VTEX
*
(Software) 200 876
Vuzix Corp.
*
(Technology Hardware) 222 695
W&T Offshore, Inc.
*
(Oil, Gas & Consumable Fuels) 343 624
Wabash National Corp. (Machinery) 142 1,402
WaFd, Inc.
*
(Banks) 67 1,936
Waldencast PLC
*
- Class A (Personal Care Products) 146 289
Walker & Dunlop, Inc. (Financial Services) 114 9,533
Warby Parker, Inc.
*
- Class A (Specialty Retail) 340 9,377
Warrior Met Coal, Inc. (Metals & Mining) 180 11,455
Washington Federal, Inc. (Banks) 273 8,269
Waterstone Financial, Inc. (Financial Services) 53 827
Watts Water Technologies, Inc. - Class A (Machinery) 95 26,532
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 388 2,840
Waystar Holding Corp.
*
(Health Care Technology) 378 14,333
WD-40 Co. (Household Products) 47 9,288
Weave Communications, Inc.
*
(Software) 202 1,349
WEBTOON Entertainment, Inc.
*
(Interactive Media &
Services) 62 1,203
Weis Markets, Inc. (Consumer Staples Distribution &
Retail) 57 4,097
Werner Enterprises, Inc. (Ground Transportation) 201 5,290
WesBanco, Inc. (Banks) 328 10,473
West Bancorp, Inc.
*
(Banks) 52 1,057
Westamerica Bancorp (Banks) 85 4,249
Western New England Bancorp, Inc.
*
(Banking) 63 757
Westrock Coffee Co.
*
(Food Products) 125 608
WESTWOOD HOLDINGS GROUP INC
*
(Asset
Management) 26 429
Weyco Group, Inc. (Distributors) 21 632
Whitestone REIT (Retail REITs) 156 1,916
WideOpenWest, Inc.
*
(Media) 175 903
Willdan Group, Inc.
*
(Professional Services) 48 4,641
Willis Lease Finance Corp. (Trading Companies &
Distributors) 10 1,371
Winmark Corp. (Specialty Retail) 10 4,978
Winnebago Industries, Inc. (Automobiles) 94 3,144
WisdomTree, Inc. (Capital Markets) 416 5,782
WM Technology, Inc.
*
(Software) 302 350
WNS Holdings, Ltd.
*
(Professional Services) 130 9,915
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 279 7,656
Workiva, Inc.
*
(Software) 174 14,978
World Acceptance Corp.
*
(Consumer Finance) 9 1,522
World Kinect Corp. (Oil, Gas & Consumable Fuels) 191 4,956
Worthington Enterprises, Inc. (Household Durables) 109 6,048
Worthington Steel, Inc. (Metals & Mining) 114 3,464
WSFS Financial Corp. (Banks) 194 10,462
XCF Global, Inc.
*
(Oil, Gas & Consumable Fuels) 122 160

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Xencor, Inc.
*
(Biotechnology) 244 $ 2,862
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 342 4,692
Xenon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 263 10,558
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 531 4,322
Xerox Holdings Corp. (Technology Hardware, Storage
& Peripherals) 407 1,530
XOMA Royalty Corp.
*
(Biotechnology) 32 1,233
Xometry, Inc.
*
- Class A (Trading Companies &
Distributors) 150 8,171
XPEL, Inc.
*
(Automobile Components) 83 2,745
Xperi, Inc.
*
(Software) 154 998
Xponential Fitness, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 95 740
Yelp, Inc.
*
(Interactive Media & Services) 214 6,677
Yext, Inc.
*
(Software) 351 2,991
Zenas Biopharma, Inc.
*
(Biotechnology) 56 1,243
Zeta Global Holdings Corp.
*
- Class A (Software) 644 12,796
Zevia PBC
*
- Class A (Beverages) 117 318
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 188 1,788
Ziff Davis, Inc.
*
(Interactive Media & Services) 144 5,486
Zimvie, Inc.
*
(Health Care Equipment & Supplies) 96 1,818
ZipRecruiter, Inc.
*
(Interactive Media & Services) 235 992
Zspace, Inc.
*
(Software) 16 16
Zumiez, Inc.
*
(Specialty Retail) 50 981
Zurn Elkay Water Solutions Corp. (Building Products) 520 24,456
Zymeworks, Inc.
*
(Biotechnology) 172 2,938
TOTAL COMMON STOCKS
  (Cost $5,798,111) 9,802,275
Rights ( 0.0% )
Shares Value
Cartesian Therapeutics, Inc.
*†CVR
(Biotechnology) 403 –
Chinook Therapeutics
*†CVR
(Biotechnology) 243 –
TOTAL RIGHTS
  (Cost $–) –
Trust ( 0.0% )
Interest Units Value
Ferroglobe Representation and Warranty
Insurance
*†
(Metals & Mining) 510 $ –
TOTAL TRUST
(Cost $–) –
Repurchase Agreements
(b)(c)
( 30.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $4,577,512 $ 4,577,000 $ 4,577,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,577,000) 4,577,000
Collateral for Securities Loaned
(d)
( 1.2% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.13%
(e)
182,381 182,381
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $182,381) 182,381
TOTAL INVESTMENT SECURITIES
  (Cost $10,557,492)— 97.4% 14,561,656
Net other assets (liabilities) —  2.6% 394,882
NET ASSETS — 100.0% $ 14,956,538
*
Non-income producing security.
†
These securities were fair valued based on procedures approved by the Board of
Trustees. As of September 30, 2025, these securities represented 0.0% of the net assets of the Fund.
(a)
All or part of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $175,114.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $2,269,000.
(d)
Securities were purchased with cash collateral held from securities on loan at
September 30, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of September 30,
2025.
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME E-mini Russell 2000 Index Futures Contracts 18 12/22/25 $ 2,209,950 $ 47,671
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares Russell 2000 ETF Goldman Sachs International 10/27/25 4.29% $ 3,730,598 $ 4,806
Russell 2000 Index Goldman Sachs International 10/27/25 4.64% 7,163,251 6,010
$10,893,849 $10,816
iShares Russell 2000 ETF UBS AG 10/27/25 4.89% 1,855,087 2,359
Russell 2000 Index UBS AG 10/27/25 4.79% 5,177,520 4,284
$7,032,607 $6,643
$17,926,456 $17,459

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP UltraSmall-Cap
ProFund VP UltraSmall-Cap invested in the following industries as of September 30,
2025:
Value
% of Net
Assets
Advertising & Marketing $ 1,458 NM
Aerospace & Defense 184,420 1.2%
Air Freight & Logistics 9,727 0.1%
Apparel & Textile Products 2,496 NM
Asset Management 10,001 0.1%
Automobile Components 122,354 0.8%
Automobiles 3,747 NM
Automotive 9,757 0.1%
Banking 20,523 0.1%
Banks 956,450 6.3%
Beverages 11,023 0.1%
Biotech & Pharma 52,674 0.4%
Biotechnology 714,353 4.7%
Broadline Retail 9,588 0.1%
Building Products 134,782 0.9%
Cable & Satellite 2,179 NM
Capital Markets 157,633 1.1%
Chemicals 162,347 1.1%
Commercial Services & Supplies 177,559 1.2%
Commercial Support Services 2,728 NM
Communications Equipment 83,779 0.6%
Construction & Engineering 233,729 1.6%
Construction Materials 21,675 0.1%
Consumer Finance 92,429 0.6%
Consumer Staples Distribution & Retail 48,453 0.3%
Containers & Packaging 22,590 0.2%
Distributors 4,782 NM
Diversified Consumer Services 131,610 0.9%
Diversified Telecommunication Services 38,932 0.3%
Electric Utilities 120,692 0.8%
Electrical Equipment 220,202 1.5%
Electronic Equipment, Instruments & Components 322,538 2.2%
Energy Equipment & Services 154,979 1.0%
Engineering & Construction 1,565 NM
Entertainment 47,793 0.3%
Entertainment Content 1,352 NM
Equity REIT - Diversified 57,830 0.4%
Financial Services 234,505 1.6%
Food Products 77,361 0.5%
Forestry, Paper & Wood Products 1,348 NM
Gas & Water Utilities 17,147 0.1%
Gas Utilities 85,204 0.6%
Ground Transportation 29,887 0.2%
Health Care Equipment & Supplies 230,673 1.5%
Health Care Facilities & Services 8,507 0.1%
Health Care Providers & Services 305,794 2.0%
Health Care REITs 95,789 0.6%
Health Care Technology 37,488 0.3%
Value
% of Net
Assets
Hotel & Resort REITs $ 58,532 0.4%
Hotels, Restaurants & Leisure 161,110 1.1%
Household Durables 182,094 1.2%
Household Products 27,694 0.2%
Independent Power/Renewable Electricity Producers 20,777 0.1%
Industrial Conglomerates 2,716 NM
Industrial Intermediate Products 885 NM
Industrial REITs 38,523 0.3%
Institutional Financial Services 8,124 0.1%
Insurance 193,222 1.3%
Interactive Media & Services 59,420 0.4%
Internet Media & Services 5,539 NM
IT Services 69,055 0.5%
Leisure Facilities & Services 9,649 0.1%
Leisure Products 46,218 0.3%
Life Sciences Tools & Services 31,350 0.2%
Machinery 370,741 2.6%
Marine Transportation 17,709 0.1%
Media 91,156 0.6%
Medical Equipment & Devices 14,592 0.1%
Metals & Mining 203,737 1.4%
Mortgage REITs 83,562 0.6%
Multi-Utilities 41,292 0.3%
Office REITs 63,105 0.4%
Oil & Gas Producers 3,696 NM
Oil & Gas Services & Equipment 3,905 NM
Oil, Gas & Consumable Fuels 298,558 2.1%
Paper & Forest Products 6,404 NM
Passenger Airlines 53,131 0.4%
Personal Care Products 19,813 0.1%
Pharmaceuticals 164,356 1.1%
Professional Services 179,272 1.2%
Real Estate Management & Development 70,511 0.5%
Real Estate Owners & Developers 823 NM
Real Estate Services 726 NM
REITS & Real Estate Management 4,065 NM
Renewable Energy 12,311 0.1%
Residential REITs 37,041 0.2%
Retail - Discretionary 1,350 NM
Retail REITs 115,234 0.9%
Semiconductors 994 NM
Semiconductors & Semiconductor Equipment 343,263 2.2%
Software 617,854 4.0%
Specialized REITs 36,962 0.2%
Specialty Finance 5,961 NM
Specialty Retail 221,341 1.5%
Steel 838 NM
Technology Hardware 4,958 NM
Technology Hardware, Storage & Peripherals 73,257 0.5%
Technology Services 7,732 0.1%

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Value
% of Net
Assets
Telecommunications $ 7,112 0.1%
Textiles, Apparel & Luxury Goods 60,445 0.4%
Tobacco 10,692 0.1%
Trading Companies & Distributors 105,340 0.7%
Transportation & Logistics 7,418 NM
Transportation Infrastructure 730 NM
Water Utilities 33,495 0.2%
Wholesale - Discretionary 453 NM
Wireless Telecommunication Services 17,000 0.1%
Other
**
5,154,263 34.4%
Total $ 14,956,538 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: September 30, 2025 (unaudited)
ProFund VP U.S. Government Plus
m
U.S. Treasury Obligations ( 45.5% )
Principal
Amount Value
U.S. Treasury Bond
4.75%, 8/15/55 $ 2,740,000 $ 2,750,275
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,673,758) 2,750,275
Repurchase Agreements
(a)(b)
( 55.0% )
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $3,329,372 3,329,000 3,329,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,329,000) 3,329,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,002,758)— 100.5% $ 6,079,275
Net other assets (liabilities) —  (0.5)% (31,380)
NET ASSETS — 100.0% $ 6,047,895
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2025, the aggregate amount held in a segregated account was $120,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
30-Year U.S. Treasury Bond,
4.75%, due 8/15/55 Citibank North America 10/15/25 4.37% $ 2,564,934 $ (22,105)
30-Year U.S. Treasury Bond,
4.75%, due 8/15/55 Societe Generale 10/15/25 4.44% 2,201,400 (17,064)
$4,766,334 $(39,169)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Utilities
Common Stocks (99.0%)
Shares Value
Alliant Energy Corp. (Electric Utilities) 6,546 $ 441,266
Ameren Corp. (Multi-Utilities) 6,888 718,969
American Electric Power Co., Inc. (Electric Utilities) 13,623 1,532,588
American Water Works Co., Inc. (Water Utilities) 4,970 691,774
Atmos Energy Corp. (Gas Utilities) 4,089 698,197
CenterPoint Energy, Inc. (Multi-Utilities) 16,630 645,244
CMS Energy Corp. (Multi-Utilities) 7,625 558,608
Consolidated Edison, Inc. (Multi-Utilities) 9,187 923,477
Constellation Energy Corp. (Electric Utilities) 7,958 2,618,739
Dominion Energy, Inc. (Multi-Utilities) 21,739 1,329,775
DTE Energy Co. (Multi-Utilities) 5,288 747,882
Duke Energy Corp. (Electric Utilities) 19,808 2,451,240
Edison International (Electric Utilities) 9,803 541,910
Entergy Corp. (Electric Utilities) 11,371 1,059,663
Evergy, Inc. (Electric Utilities) 5,863 445,705
Eversource Energy (Electric Utilities) 9,453 672,486
Exelon Corp. (Electric Utilities) 25,727 1,157,972
FirstEnergy Corp. (Electric Utilities) 13,237 606,519
NextEra Energy, Inc. (Electric Utilities) 52,456 3,959,904
NiSource, Inc. (Multi-Utilities) 11,994 519,340
NRG Energy, Inc. (Electric Utilities) 4,927 797,928
PG&E Corp. (Electric Utilities) 55,985 844,254
Pinnacle West Capital Corp. (Electric Utilities) 3,042 272,746
PPL Corp. (Electric Utilities) 18,837 699,983
Public Service Enterprise Group, Inc. (Multi-Utilities) 12,713 1,061,027
Sempra (Multi-Utilities) 16,620 1,495,468
The AES Corp. (Independent Power/Renewable
Electricity Producers) 18,138 238,696
Common Stocks, continued
Shares Value
The Southern Co. (Electric Utilities) 28,021 $ 2,655,550
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 8,113 1,589,499
WEC Energy Group, Inc. (Multi-Utilities) 8,199 939,523
Xcel Energy, Inc. (Electric Utilities) 15,065 1,214,992
TOTAL COMMON STOCKS
  (Cost $11,441,897) 34,130,924
Repurchase Agreements
(a)
( 0.8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.89%-4.07%, dated 9/30/25, due 10/1/25, total
to be received $289,032 $ 289,000 289,000
TOTAL REPURCHASE AGREEMENTS
(Cost $289,000) 289,000
TOTAL INVESTMENT SECURITIES
  (Cost $11,730,897)— 99.8% 34,419,924
Net other assets (liabilities) —  0.2% 83,493
NET ASSETS — 100.0% $ 34,503,417
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Utilities Select Sector Index Goldman Sachs International 10/23/25 4.84% $ 402,047 $ 14,526
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of September 30, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Utilities invested in the following industries as of September 30, 2025:
Value
% of Net
Assets
Electric Utilities $ 21,973,445 63.7%
Gas Utilities 698,197 2.1%
Independent Power/Renewable Electricity Producers 1,828,195 5.3%
Multi-Utilities 8,939,313 25.9%
Water Utilities 691,774 2.0%
Other
**
372,493 1.0%
Total $ 34,503,417 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Appendix :: September 30, 2025 (unaudited)
Repurchase agreements
Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.
As of September 30, 2025, the following ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.
Each repurchase agreement was fully collateralized by U.S. government securities as of September 30, 2025, as follows:
(1) U.S. Treasury Inflation-Protected Securities (TIPS), 1.625%, due 4/15/2030, total value $38,241,347.
(2) U.S. Treasury Bonds, 4.625%, due 11/15/2044, total value $70,093,130.
(3) U.S. Treasury Notes, 1.875%, due 7/31/2026, total value $38,208,245.
(4) U.S. Treasury Notes, 4.25%, due 11/30/2026, total value $19,088,722.
(5) U.S. Treasury Notes, 4.125%, due 1/31/2027 to 2/29/2032, which had an aggregate value of $89,213,634.
(6) U.S. Treasury Notes, 4.25%, due 3/15/2027 to 2/15/2028, which had an aggregate value of $24,425,364.
Fund Name
Credit
Agricole,
4.07% dated
9/30/25, due
10/1/25
1
HSBC
Securities
(USA), Inc.,
4.00% dated
9/30/25, due
10/1/25
2
Natwest
Markets,
LLC, 4.06%
dated 9/30/25,
due 10/1/25
3
RBC Capital
Markets,
LLC, 3.94%
dated 9/30/25,
due 10/1/25
4
Societe
Generale,
4.07% dated
9/30/25, due
10/1/25
5
UMB Bank,
N.A., 3.89%
dated 9/30/25,
due 10/1/25
6
ProFund Access VP High Yield $1,622,000 $2,975,000 $1,622,000 $811,000 $3,786,000 $1,029,000
ProFund VP Banks 19,000 35,000 19,000 9,000 45,000 15,000
ProFund VP Bear 249,000 458,000 249,000 124,000 583,000 166,000
ProFund VP Biotechnology 99,000 183,000 99,000 49,000 233,000 66,000
ProFund VP Bull 1,316,000 2,413,000 1,316,000 658,000 3,073,000 839,000
ProFund VP Communication Services 25,000 46,000 25,000 12,000 58,000 18,000
ProFund VP Consumer Discretionary 41,000 75,000 41,000 20,000 95,000 28,000
ProFund VP Consumer Staples 23,000 42,000 23,000 11,000 54,000 16,000
ProFund VP Dow 30 50,000 93,000 50,000 25,000 119,000 37,000
ProFund VP Emerging Markets 29,000 55,000 29,000 14,000 69,000 24,000
ProFund VP Energy 117,000 216,000 117,000 58,000 274,000 78,000
ProFund VP Falling U.S. Dollar 86,000 160,000 86,000 42,000 203,000 61,000
ProFund VP Financials 206,000 378,000 206,000 103,000 481,000 131,000
ProFund VP Health Care 98,000 180,000 98,000 49,000 229,000 63,000
ProFund VP Industrials 56,000 104,000 56,000 28,000 132,000 39,000
ProFund VP International 1,903,000 3,491,000 1,903,000 951,000 4,443,000 1,213,000
ProFund VP Internet 30,000 56,000 30,000 15,000 71,000 21,000
ProFund VP Japan 1,324,000 2,428,000 1,324,000 662,000 3,090,000 839,000
ProFund VP Large-Cap Value 13,000 24,000 13,000 6,000 31,000 12,000
ProFund VP Materials 21,000 38,000 21,000 10,000 49,000 16,000
ProFund VP Mid-Cap 1,314,000 2,411,000 1,314,000 657,000 3,068,000 839,000
ProFund VP Mid-Cap Growth 7,000 14,000 7,000 3,000 18,000 8,000
ProFund VP Mid-Cap Value 8,000 14,000 8,000 4,000 18,000 7,000
ProFund VP Nasdaq-100 5,494,000 10,075,000 5,494,000 2,746,000 12,823,000 3,487,000
ProFund VP Pharmaceuticals 38,000 69,000 38,000 19,000 88,000 26,000
ProFund VP Precious Metals 7,800,000 14,301,000 7,800,000 3,899,000 18,202,000 4,945,000
ProFund VP Real Estate 7,000 14,000 7,000 3,000 18,000 8,000
ProFund VP Rising Rates Opportunity 926,000 1,701,000 926,000 463,000 2,164,000 595,000
ProFund VP Semiconductor 171,000 313,000 171,000 85,000 399,000 110,000
ProFund VP Short Dow 30 – 1,000 – – 1,000 4,000
ProFund VP Short Emerging Markets 33,000 61,000 33,000 16,000 78,000 27,000
ProFund VP Short International 280,000 514,000 280,000 139,000 654,000 184,000
ProFund VP Short Mid-Cap 6,000 12,000 6,000 2,000 16,000 12,000
ProFund VP Short Nasdaq-100 250,000 462,000 250,000 125,000 588,000 169,000
ProFund VP Short Small-Cap 100,000 187,000 100,000 50,000 238,000 73,000
ProFund VP Small-Cap 281,000 515,000 281,000 140,000 657,000 186,000
ProFund VP Small-Cap Growth – 1,000 – – 1,000 4,000
ProFund VP Small-Cap Value 18,000 33,000 18,000 9,000 42,000 12,000
ProFund VP Technology 78,000 143,000 78,000 39,000 182,000 50,000
ProFund VP UltraBull 743,000 1,363,000 743,000 371,000 1,736,000 478,000
ProFund VP UltraMid-Cap 362,000 665,000 362,000 181,000 847,000 238,000
ProFund VP UltraNasdaq-100 10,838,000 19,871,000 10,838,000 5,418,000 25,291,000 6,868,000
ProFund VP UltraShort Dow 30 – 1,000 – – 1,000 4,000
ProFund VP UltraShort Nasdaq-100 255,000 469,000 255,000 127,000 598,000 172,000
ProFund VP UltraSmall-Cap 626,000 1,148,000 626,000 313,000 1,461,000 403,000
ProFund VP U.S. Government Plus 454,000 834,000 454,000 226,000 1,062,000 299,000
ProFund VP Utilities 39,000 72,000 39,000 19,000 92,000 28,000
$37,455,000 $68,714,000 $37,455,000 $18,711,000 $87,461,000 $23,947,000